UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2014, enclosed.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

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This wrapper is not part of the shareholder report.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Semiannual Report
June 30, 2014

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund. These funds are designed to offer stability of capital, liquidity, and income, and are part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low. With moderate improvements in the U.S. economy, the Federal Reserve began reducing some of its stimulative policies, while providing reassurances that low short-term interest rates remained necessary for the time being. Internationally, the European Central Bank further reduced interest rates to support economic growth in the euro zone, with some pockets of economic improvement emerging. Meanwhile, persistent demand and newly implemented regulations that translated into a shrinking supply of taxable money market securities helped to keep yields at extremely low levels.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund®

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund selectively invested in securities from countries such as France and Germany and maintained its overall exposure to Europe.

As of 6/30/14:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	37.6%
8-30 Days	21.9%
31-60 Days	13.0%
61-90 Days	5.1%
91-180 Days	17.5%
More than 180 Days	4.9%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	99.995% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	10.1%
Financial Company	7.0%
Other	3.8%
Certificate Of Deposit	39.8%
Government Agency Debt	2.7%
Treasury Debt	0.7%
Other Instrument	4.2%
Variable Rate Demand Note	1.0%
Other Note	6.2%
Repurchase Agreement
Government Agency	12.2%
Treasury	8.4%
Other	3.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Retirement Advantage Money Fund®

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement Advantage Money Fund®

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.14%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.25% to the seven-day yield.

Schwab Retirement Advantage Money Fund® 5

Schwab Investor Money Fund®

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund selectively invested in securities from countries such as France and Germany and increased its overall exposure to Europe.

As of 6/30/14:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	37.6%
8-30 Days	18.3%
31-60 Days	13.1%
61-90 Days	9.4%
91-180 Days	16.3%
More than 180 Days	5.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	9.3%
Financial Company	10.2%
Other	2.5%
Certificate Of Deposit	39.7%
Government Agency Debt	2.4%
Treasury Debt	0.7%
Other Instrument	5.6%
Variable Rate Demand Note	0.8%
Other Note	6.0%
Repurchase Agreement
Government Agency	11.3%
Treasury	7.4%
Other	4.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab Investor Money Fund®

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Investor Money Fund®

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.40% to the seven-day yield.

Schwab Investor Money Fund® 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Retirement Advantage Money Fund®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05

Schwab Investor Money Fund®
Actual Return	0.22%	$1,000.00	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000.00	$1,023.70	$1.10

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	—		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.01		0.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.24	[5]	0.27	[5]	0.25	[5]	0.34	[5]	0.44	[5,6]
Gross operating expenses	0.61	[4]	0.61		0.61		0.60		0.60		0.62
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	737		784		806		846		873		954

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.41%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

57.8%	Fixed-Rate Obligations	425,939,677	425,939,677
18.1%	Variable-Rate Obligations	133,260,765	133,260,765
24.6%	Repurchase Agreements	181,101,340	181,101,340

100.5%	Total Investments	740,301,782	740,301,782
(0.5%)	Other Assets and Liabilities, Net		(3,568,749)

100.0%	Net Assets		736,733,033

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 57.8% of net assets

Asset Backed Commercial Paper 9.6%
Alpine Securitization Corp	a,b,c	0.26%		10/03/14	1,000,000	999,321
	a,b,c	0.26%		10/06/14	1,000,000	999,299
	a,b,c	0.26%		10/09/14	2,000,000	1,998,556

Bennington Stark Capital Co, LLC	a,b,c	0.32%		09/02/14	1,000,000	999,440

CAFCO, LLC	a,b,c	0.24%		08/19/14	6,000,000	5,998,040
	a,b,c	0.23%		09/05/14	4,000,000	3,998,313

Cancara Asset Securitisation, LLC	a,b,c	0.26%		11/13/14	2,000,000	1,998,050

Charta, LLC	a,b,c	0.23%		11/17/14	4,000,000	3,996,448

Ciesco, LLC	a,b,c	0.23%		09/05/14	8,000,000	7,996,627

Collateralized Commercial Paper Co, LLC	a,b	0.30%		08/08/14	4,000,000	3,998,733

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	3,000,000	2,999,425

CRC Funding, LLC	a,b,c	0.23%		11/03/14	4,000,000	3,996,806
	a,b,c	0.23%		11/04/14	3,000,000	2,997,585

Crown Point Capital Co, LLC	a,b,c	0.22%		07/08/14	2,000,000	1,999,914
	a,b,c	0.22%		07/14/14	1,000,000	999,921

Lexington Parker Capital Co, LLC	a,b,c	0.22%		07/07/14	4,000,000	3,999,853

MetLife Short Term Funding, LLC	a,b,c	0.10%		07/09/14	5,000,000	4,999,889

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		08/19/14	5,000,000	4,998,639
	a,b,c	0.18%		09/03/14	1,000,000	999,680

Old Line Funding, LLC	a,b,c	0.23%		09/25/14	1,000,000	999,451

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sheffield Receivables Corp	a,b,c	0.21%		07/14/14	2,000,000	1,999,848
	a,b,c	0.19%		08/25/14	3,000,000	2,999,129
	a,b,c	0.20%		09/03/14	1,000,000	999,645

Thunder Bay Funding, LLC	a,b,c	0.22%		09/22/14	3,000,000	2,998,478

						70,971,090

Financial Company Commercial Paper 6.4%
Barclays US Funding Corp	a	0.29%		09/30/14	2,000,000	1,998,534

BPCE SA	c	0.22%		08/08/14	3,000,000	2,999,303
	c	0.22%		08/14/14	1,000,000	999,731

Caisse des Depots et Consignations	c	0.20%		12/17/14	3,000,000	2,997,183

General Electric Capital Corp		0.21%		07/15/14	1,000,000	999,918
		0.20%		08/08/14	7,000,000	6,998,522

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	2,000,000	1,998,467

JP Morgan Securities, LLC		0.40%		08/26/14	4,000,000	3,997,512

Nationwide Building Society		0.20%		08/28/14	7,000,000	6,997,744

Oversea-Chinese Banking Corp, Ltd		0.25%		07/14/14	3,000,000	2,999,735

PNC Bank, NA		0.30%		11/06/14	5,000,000	5,000,000

Skandinaviska Enskilda Banken AB		0.27%		07/14/14	3,000,000	2,999,708
		0.26%		10/03/14	3,000,000	2,997,963

Swedbank AB		0.26%		10/21/14	2,000,000	1,998,413

Wells Fargo & Co		0.21%		12/11/14	1,000,000	999,049

						46,981,782

Other Commercial Paper 3.6%
Automatic Data Processing, Inc	c	0.05%		07/01/14	9,000,000	9,000,000

General Electric Co		0.06%		07/07/14	3,000,000	2,999,970

Toyota Motor Credit Corp		0.24%		10/21/14	2,000,000	1,998,507
		0.24%		11/10/14	13,000,000	12,988,560

						26,987,037

Certificate of Deposit 31.1%
Abbey National Treasury Services PLC	a	0.10%		07/01/14	1,000,000	1,000,000
	a	0.10%		07/02/14	1,000,000	1,000,000

Bank of Montreal		0.10%		07/11/14	2,000,000	2,000,000

Bank of the West		0.23%		07/28/14	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		07/01/14	3,000,000	3,000,000
		0.23%		08/08/14	1,000,000	1,000,021
		0.25%		08/12/14	6,000,000	6,000,000
		0.25%		12/01/14	4,000,000	4,000,000
		0.25%		12/05/14	1,000,000	1,000,000
		0.25%		12/09/14	2,000,000	2,000,000
		0.30%		03/02/15	1,000,000	1,000,000
		0.29%		04/06/15	5,000,000	5,000,000

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Barclays Bank PLC		0.30%		07/21/14	2,000,000	2,000,000
		0.30%		07/23/14	2,000,000	2,000,000
		0.43%		09/23/14	1,000,000	1,000,000
		0.29%		09/29/14	1,000,000	1,000,000
		0.43%		10/01/14	2,000,000	2,000,000

BNP Paribas		0.30%		08/20/14	4,000,000	4,000,000
		0.47%		08/25/14	3,000,000	3,000,000
		0.30%		08/27/14	4,000,000	4,000,000

Canadian Imperial Bank of Commerce		0.06%		07/07/14	10,000,000	10,000,000

Chase Bank USA, NA		0.22%		12/19/14	7,000,000	7,000,000
		0.38%		01/02/15	1,000,000	1,000,000

Citibank, NA		0.23%		08/25/14	1,000,000	1,000,000
		0.23%		09/19/14	4,000,000	4,000,000
		0.23%		11/03/14	5,000,000	5,000,000
		0.23%		12/04/14	3,000,000	3,000,000

Credit Agricole Corporate and Investment Bank		0.25%		07/03/14	3,000,000	3,000,000

Credit Agricole SA		0.23%		09/02/14	4,000,000	4,000,000

Credit Suisse AG		0.22%		09/18/14	1,000,000	1,000,000
		0.24%		09/24/14	2,000,000	2,000,000
		0.26%		10/30/14	3,000,000	3,000,000

Deutsche Bank AG		0.27%		07/17/14	6,000,000	6,000,000
		0.21%		07/28/14	2,000,000	2,000,000
		0.28%		08/12/14	3,000,000	3,000,000
		0.30%		08/28/14	3,000,000	3,000,000
		0.45%		11/21/14	5,000,000	5,000,000

HSBC Bank USA		0.21%		10/24/14	3,000,000	3,000,000

ING Bank NV		0.30%		09/18/14	3,000,000	3,000,000
		0.33%		10/01/14	3,000,000	3,000,000
		0.46%		10/28/14	4,000,000	4,000,000
		0.31%		11/03/14	2,000,000	2,000,000

JPMorgan Chase Bank, NA		0.35%		08/01/14	6,000,000	6,000,000

Lloyds Bank PLC		0.37%		10/28/14	2,000,000	2,000,000
		0.48%		03/12/15	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		10/08/14	1,000,000	1,000,000
		0.25%		10/21/14	1,000,000	1,000,000
		0.25%		10/23/14	3,000,000	3,000,000
		0.25%		11/05/14	1,000,000	1,000,000

Mizuho Bank, Ltd		0.21%		08/06/14	3,000,000	3,000,000
		0.25%		10/17/14	3,000,000	3,000,000
		0.25%		10/22/14	4,000,000	4,000,000

Natixis SA		0.22%		08/13/14	6,000,000	6,000,000

Rabobank Nederland		0.25%		03/24/15	10,000,000	10,000,000
		0.25%		04/01/15	2,000,000	2,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	6,000,000	6,000,000

Sumitomo Mitsui Banking Corp		0.21%		07/24/14	6,000,000	6,000,000
		0.21%		07/25/14	7,000,000	7,000,000

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		12/01/14	4,000,000	4,000,000
		0.37%		02/10/15	1,000,000	1,000,000
		0.30%		03/03/15	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		07/17/14	2,000,000	2,000,000
		0.21%		08/29/14	2,000,000	2,000,000
		0.21%		09/23/14	2,000,000	2,000,000
		0.20%		10/01/14	5,000,000	5,000,000

Toronto-Dominion Bank		0.07%		07/02/14	2,000,000	2,000,000
		0.07%		07/07/14	5,000,000	5,000,000
		0.11%		07/11/14	3,000,000	3,000,000
		0.14%		08/06/14	2,000,000	2,000,000
		0.22%		01/23/15	5,000,000	5,000,000

Wells Fargo Bank, NA		0.21%		12/03/14	3,000,000	3,000,000

						229,000,021

Government Agency Debt 0.7%
Federal Home Loan Bank		0.07%		07/29/14	5,000,000	4,999,747

Other Instrument 4.2%
Australia & New Zealand Banking Group, Ltd		0.12%		07/03/14	5,000,000	5,000,000
		0.10%		07/07/14	6,000,000	6,000,000

Bank of Montreal		0.06%		07/03/14	16,000,000	16,000,000

Skandinaviska Enskilda Banken AB		0.06%		07/03/14	3,000,000	3,000,000

Swedbank AB		0.07%		07/03/14	1,000,000	1,000,000

						31,000,000

Other Note 2.2%
Bank of America, NA		0.26%		07/22/14	6,000,000	6,000,000
		0.26%		07/25/14	1,000,000	1,000,000
		0.26%		08/15/14	4,000,000	4,000,000
		0.26%		10/02/14	2,000,000	2,000,000
		0.24%		12/08/14	3,000,000	3,000,000

						16,000,000

Total Fixed-Rate Obligations
(Cost $425,939,677)						425,939,677

Variable-Rate Obligations 18.1% of net assets

Asset Backed Commercial Paper 0.5%
Old Line Funding, LLC	a,b,c	0.21%	07/07/14	12/05/14	4,000,000	4,000,000

Financial Company Commercial Paper 0.7%
Westpac Banking Corp	c	0.24%	07/14/14	06/12/15	5,000,000	5,000,000

Other Commercial Paper 0.1%
Toyota Motor Credit Corp	a	0.22%	07/21/14	02/10/15	1,000,000	1,000,000

Certificate of Deposit 9.0%
Abbey National Treasury Services PLC	a	0.30%	07/07/14	08/04/14	4,000,000	4,000,000

See financial notes 13

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Nova Scotia		0.22%	07/09/14	09/09/14	13,000,000	13,000,000

Commonwealth Bank of Australia		0.23%	07/25/14	02/25/15	2,000,000	2,000,000
		0.24%	07/21/14	06/19/15	12,000,000	12,000,000

Royal Bank of Canada		0.23%	07/07/14	03/04/15	4,000,000	4,000,000

Toronto-Dominion Bank		0.20%	07/29/14	09/02/14	6,000,000	6,000,000
		0.22%	07/16/14	06/16/15	5,000,000	5,000,000

Wells Fargo Bank, NA		0.20%	07/07/14	08/05/14	5,000,000	5,000,000
		0.22%	07/07/14	04/07/15	2,000,000	2,000,000
		0.23%	07/21/14	05/20/15	5,000,000	5,000,000

Westpac Banking Corp		0.25%	07/01/14	10/29/14	2,000,000	2,000,000
		0.23%	07/11/14	05/11/15	6,000,000	6,000,000

						66,000,000

Government Agency Debt 2.0%
Freddie Mac		0.23%	07/10/14	05/10/15	15,000,000	15,000,000

Treasury Debt 0.7%
United States Treasury Department		0.07%	07/01/14	01/31/16	5,000,000	4,998,835

Variable Rate Demand Note 1.0%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.40%		07/07/14	65,000	65,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.20%		07/07/14	7,160,000	7,160,000

						7,225,000

Other Note 4.1%
Bank of America, NA		0.35%	07/07/14	03/05/15	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.24%	07/10/14	03/06/15	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.41%	07/21/14	12/22/14	10,000,000	10,000,000

Royal Bank of Canada		0.32%	07/07/14	07/02/15	5,000,000	5,000,000
	c	0.28%	07/07/14	07/07/15	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						30,036,930

Total Variable-Rate Obligations
(Cost $133,260,765)						133,260,765

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.6% of net assets

Government Agency Repurchase Agreements* 12.2%
Barclays Capital, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $15,750,000, 2.60%, due 04/20/38 - 06/20/39)		0.05%		07/02/14	15,000,146	15,000,000

14 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $1,050,000, 3.00%, due 06/15/39)		0.05%		07/03/14	1,000,010	1,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $8,244,204, 3.50%, due 04/20/43)		0.11%		07/01/14	8,000,024	8,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $1,040,000, 3.50% - 6.50%, due 04/15/39 - 08/20/42)		0.15%		07/01/14	1,000,004	1,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,040,000, 3.50%, due 04/15/39)		0.08%		07/02/14	1,000,016	1,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $1,040,000, 3.50%, due 04/15/39)		0.10%		07/03/14	1,000,017	1,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,020,001, 2.50% - 6.00%, due 08/15/22 - 12/15/27)		0.07%		07/02/14	1,000,014	1,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 4.00% - 5.00%, due 11/20/40 - 04/15/44)		0.08%		07/03/14	3,000,040	3,000,000
Issued 06/30/14, repurchase date 07/07/14 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 3.50% - 4.00%, due 11/20/41 - 05/15/43)		0.07%		07/07/14	2,000,027	2,000,000

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $55,620,001, 3.00% - 3.50%, due 04/01/32 - 10/01/32)		0.10%		07/01/14	54,000,150	54,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,030,001, 2.04%, due 05/20/64)		0.07%		07/02/14	1,000,014	1,000,000

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $2,060,687, 3.50% - 4.00%, due 08/01/43 - 09/01/43)		0.12%		07/01/14	2,000,007	2,000,000

						90,000,000

Treasury Repurchase Agreements 8.4%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $14,280,085, 2.25%, due 07/31/18)		0.07%		07/01/14	14,000,027	14,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $43,860,090, 0.25% - 0.75%, due 09/15/15 - 12/31/17)		0.07%		07/03/14	43,000,502	43,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $4,080,009, 0.88%, due 11/30/16 - 01/31/17)		0.09%		07/01/14	4,000,010	4,000,000

See financial notes 15

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $1,123,458, 6.25%, due 05/15/30)		0.05%		07/01/14	1,101,342	1,101,340

						62,101,340

Other Repurchase Agreements** 4.0%
BNP Paribas Prime Brokerage, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,250,246)		0.24%		07/02/14	5,000,233	5,000,000

BNP Paribas Securities Corp
Issued 05/20/14, repurchase date 07/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,105,147, 6.00% - 6.50%, due 09/01/17 - 06/02/41)		0.25%		07/07/14	2,000,667	2,000,000

Credit Suisse Securities (USA), LLC
Issued 04/02/14, repurchase date 07/08/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,454,944, 6.02%, due 02/10/51)	d	0.65%		07/08/14	3,005,254	3,000,000
Issued 04/11/14, repurchase date 07/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,803, 5.62%, due 05/15/45)	d	0.65%		07/11/14	2,003,286	2,000,000
Issued 04/04/14, repurchase date 07/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,324, 4.50%, due 08/10/44)	d	0.65%		07/15/14	2,003,683	2,000,000
Issued 04/09/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,569, 4.50% - 5.62%, due 02/12/44 - 05/15/45)	d	0.65%		07/21/14	2,003,719	2,000,000
Issued 04/17/14, repurchase date 08/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,649, 2.74%, due 09/25/33)	d	0.65%		08/01/14	1,001,914	1,000,000
Issued 05/23/14, repurchase date 09/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,014, 2.74% - 5.62%, due 09/25/33 - 05/15/45)	d	0.65%		09/04/14	2,003,756	2,000,000

JP Morgan Securities, LLC
Issued 06/17/14, repurchase date 12/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,760, 3.97% - 7.32%, due 11/15/30 - 08/12/49)	d	0.61%		09/29/14	3,005,287	3,000,000

16 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/22/14, repurchase date 08/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,001, 0.00% - 6.15%, due 04/01/17 - 06/25/47)	d	0.57%		08/04/14	7,008,202	7,000,000

						29,000,000

Total Repurchase Agreements
(Cost $181,101,340)						181,101,340

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $740,301,782.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,968,574 or 13.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $22,036,930 or 3.0% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$559,200,442
Repurchase agreements, at cost and value	+	181,101,340

Total investments, at cost and value (Note 2a)		740,301,782
Receivables:
Fund shares sold		970,328
Interest	+	224,599

Total assets		741,496,709

Liabilities

Payables:
Investments bought		2,000,000
Shareholder service fees		9,584
Fund shares redeemed		2,723,311
Distributions to shareholders		2,833
Accrued expenses	+	27,948

Total liabilities		4,763,676

Net Assets

Total assets		741,496,709
Total liabilities	−	4,763,676

Net assets		$736,733,033

Net Assets by Source
Capital received from investors		736,715,519
Net investment income not yet distributed		17,514

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$736,733,033		736,731,434		$1.00

18 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$830,828

Expenses

Investment adviser and administrator fees		1,310,306
Shareholder service fees		823,621
Portfolio accounting fees		49,830
Custodian fees		25,947
Registration fees		17,966
Independent trustees’ fees		13,965
Professional fees		13,905
Transfer agent fees		10,388
Shareholder reports		2,182
Other expenses	+	8,406

Total expenses		2,276,516
Expense reduction by CSIM and its affiliates	−	1,483,125

Net expenses	−	793,391

Net investment income		37,437

Increase in net assets resulting from operations		$37,437

See financial notes 19

 Schwab Retirement Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$37,437	$77,909
Net realized gains	+	—	219

Increase in net assets from operations		37,437	78,128

Distributions to Shareholders

Distributions from net investment income		(37,437)	(77,909)

Transactions in Fund Shares*

Shares sold		230,256,933	653,234,340
Shares reinvested		34,481	77,639
Shares redeemed	+	(277,370,572)	(675,664,446)

Net transactions in fund shares		(47,079,158)	(22,352,467)

Net Assets

Beginning of period		783,812,191	806,164,439
Total decrease	+	(47,079,158)	(22,352,248)

End of period		$736,733,033	$783,812,191

Net investment income not yet distributed		$17,514	$17,514

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.01		0.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[4,5]	0.25	[5]	0.27	[5]	0.25	[5]	0.34	[5]	0.51	[5,6]
Gross operating expenses	0.64	[4]	0.64		0.63		0.62		0.62		0.64
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.17
Net assets, end of period ($ x 1,000,000)	1,035		1,047		1,205		1,333		1,495		1,832

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.48%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 21

 Schwab Investor Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

58.8%	Fixed-Rate Obligations	608,428,240	608,428,240
18.1%	Variable-Rate Obligations	187,076,922	187,076,922
22.7%	Repurchase Agreements	234,598,744	234,598,744

99.6%	Total Investments	1,030,103,906	1,030,103,906
0.4%	Other Assets and Liabilities, Net		4,473,024

100.0%	Net Assets		1,034,576,930

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.8% of net assets

Asset Backed Commercial Paper 8.7%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		09/02/14	3,000,000	2,998,320

CAFCO, LLC	a,b,c	0.23%		09/05/14	6,000,000	5,997,470
	a,b,c	0.23%		09/22/14	6,000,000	5,996,818
	a,b,c	0.23%		11/04/14	1,000,000	999,195

Cancara Asset Securitisation, LLC	a,b,c	0.19%		09/09/14	6,000,000	5,997,783

Charta, LLC	a,b,c	0.24%		08/12/14	2,000,000	1,999,440
	a,b,c	0.23%		09/26/14	6,000,000	5,996,665
	a,b,c	0.23%		11/17/14	2,000,000	1,998,224
	a,b,c	0.23%		11/19/14	1,000,000	999,099

Ciesco, LLC	a,b,c	0.23%		09/05/14	7,000,000	6,997,048

Collateralized Commercial Paper Co, LLC	a,b	0.30%		08/18/14	2,000,000	1,999,200

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	3,000,000	2,999,425

CRC Funding, LLC	a,b,c	0.23%		11/04/14	9,000,000	8,992,755

Crown Point Capital Co, LLC	a,b,c	0.22%		07/07/14	1,000,000	999,963
	a,b,c	0.22%		08/04/14	7,000,000	6,998,546

Gemini Securitization Corp, LLC	a,b,c	0.35%		09/30/14	2,000,000	1,998,231

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.17%		07/01/14	1,000,000	1,000,000

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		07/17/14	7,000,000	6,999,378

Ridgefield Funding Co, LLC	a,b,c	0.23%		07/16/14	7,000,000	6,999,329

Sheffield Receivables Corp	a,b,c	0.20%		07/23/14	10,000,000	9,998,778

22 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Thunder Bay Funding, LLC	a,b,c	0.23%		07/24/14	1,000,000	999,853

						89,965,520

Financial Company Commercial Paper 8.3%
BPCE SA	c	0.22%		08/07/14	4,000,000	3,999,096

General Electric Capital Corp		0.20%		08/08/14	26,000,000	25,994,511

JP Morgan Securities, LLC		0.40%		08/26/14	6,000,000	5,996,267

Lloyds Bank, PLC		0.19%		10/07/14	7,000,000	6,996,379

Nationwide Building Society		0.20%		08/28/14	1,000,000	999,678
		0.21%		09/05/14	6,000,000	5,997,690
		0.20%		09/18/14	2,000,000	1,999,122
		0.21%		10/02/14	1,000,000	999,457

NRW.BANK		0.08%		07/01/14	10,000,000	10,000,000

Oversea-Chinese Banking Corp, Ltd		0.25%		11/05/14	4,000,000	3,996,472

PNC Bank, NA		0.30%		11/06/14	8,000,000	8,000,000

Skandinaviska Enskilda Banken AB		0.26%		10/03/14	1,000,000	999,321

State Street Corp		0.21%		12/08/14	5,000,000	4,995,333

Swedbank AB		0.25%		10/20/14	4,000,000	3,996,917
		0.26%		10/21/14	1,000,000	999,207

						85,969,450

Other Commercial Paper 2.5%
Automatic Data Processing, Inc	c	0.05%		07/01/14	10,000,000	10,000,000

General Electric Co		0.06%		07/07/14	7,000,000	6,999,930

Toyota Motor Credit Corp		0.24%		10/20/14	9,000,000	8,993,340

						25,993,270

Certificate of Deposit 31.7%
Abbey National Treasury Services PLC	a	0.10%		07/01/14	7,000,000	7,000,000

Bank of the West		0.23%		08/04/14	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		08/12/14	3,500,000	3,500,000
		0.25%		08/13/14	2,000,000	2,000,000
		0.25%		12/01/14	5,000,000	5,000,000
		0.25%		12/05/14	5,000,000	5,000,000
		0.25%		12/09/14	3,000,000	3,000,000
		0.25%		12/29/14	3,000,000	3,000,000
		0.30%		03/03/15	5,000,000	5,000,000

Barclays Bank PLC		0.30%		07/21/14	5,000,000	5,000,000
		0.30%		07/24/14	3,000,000	3,000,000
		0.43%		10/01/14	4,000,000	4,000,000

BNP Paribas		0.47%		08/25/14	5,000,000	5,000,000
		0.30%		08/27/14	7,000,000	7,000,000

Canadian Imperial Bank of Commerce		0.06%		07/07/14	18,000,000	18,000,000

See financial notes 23

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Chase Bank USA, NA		0.38%		12/05/14	5,000,000	5,000,000
		0.38%		01/02/15	4,000,000	4,000,000
		0.35%		01/26/15	1,000,000	1,000,000

Citibank, NA		0.23%		09/25/14	7,000,000	7,000,000
		0.20%		10/03/14	1,000,000	1,000,000
		0.23%		11/13/14	10,000,000	10,000,000

Credit Agricole Corporate and Investment Bank		0.25%		07/02/14	4,000,000	4,000,000
		0.25%		07/07/14	1,000,000	1,000,000
		0.23%		09/09/14	5,000,000	5,000,000

Credit Agricole SA		0.24%		07/03/14	1,000,000	1,000,000
		0.23%		09/23/14	4,000,000	4,000,000

Credit Suisse AG		0.24%		09/05/14	7,000,000	7,000,000
		0.24%		09/15/14	4,000,000	4,000,000
		0.22%		09/18/14	5,000,000	5,000,000
		0.28%		10/06/14	2,000,000	2,000,000

Deutsche Bank AG		0.28%		08/12/14	3,000,000	3,000,000
		0.30%		08/28/14	5,000,000	5,000,000
		0.31%		09/24/14	5,000,000	5,000,000
		0.29%		10/15/14	4,000,000	4,000,000
		0.45%		11/21/14	7,000,000	7,000,000

HSBC Bank USA		0.21%		11/19/14	5,000,000	5,000,000

ING Bank NV		0.30%		09/18/14	1,000,000	1,000,000
		0.33%		10/01/14	7,000,000	7,000,000
		0.46%		10/28/14	6,000,000	6,000,000
		0.31%		11/03/14	4,000,000	4,000,000
		0.32%		11/07/14	2,000,000	2,000,000

Lloyds Bank PLC		0.37%		10/28/14	1,000,000	1,000,000
		0.26%		12/02/14	1,000,000	1,000,000
		0.48%		03/18/15	4,000,000	4,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		07/01/14	6,000,000	6,000,000

Mizuho Bank, Ltd		0.21%		08/06/14	5,000,000	5,000,000
		0.25%		08/08/14	4,000,000	4,000,000
		0.20%		09/12/14	2,000,000	2,000,000
		0.25%		10/17/14	6,000,000	6,000,000
		0.25%		10/27/14	3,000,000	3,000,000

Natixis SA		0.25%		07/31/14	8,000,000	8,000,000
		0.22%		08/05/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.25%		09/03/14	4,000,000	4,000,000
		0.24%		12/12/14	3,000,000	3,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	10,000,000	10,000,000

Sumitomo Mitsui Banking Corp		0.25%		08/04/14	1,000,000	1,000,000
		0.21%		08/13/14	5,000,000	5,000,000
		0.25%		10/10/14	2,000,000	2,000,000
		0.25%		10/14/14	3,000,000	3,000,000
		0.30%		11/13/14	1,000,000	1,000,000
		0.25%		11/14/14	1,000,000	1,000,000
		0.37%		02/06/15	6,000,000	6,000,000
		0.30%		03/02/15	1,000,000	1,000,000
		0.30%		03/03/15	4,000,000	4,000,000
		0.30%		03/12/15	1,000,000	1,000,000

24 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sumitomo Mitsui Trust Bank, Ltd		0.21%		08/15/14	1,000,000	1,000,000
		0.21%		08/29/14	4,000,000	4,000,000
		0.21%		09/16/14	1,000,000	1,000,000
		0.20%		09/22/14	7,000,000	7,000,000
		0.21%		09/23/14	1,000,000	1,000,000
		0.20%		10/01/14	6,000,000	6,000,000

Toronto-Dominion Bank		0.07%		07/02/14	10,000,000	10,000,000
		0.11%		07/11/14	9,000,000	9,000,000
		0.24%		01/22/15	10,000,000	10,000,000
		0.22%		01/23/15	6,000,000	6,000,000

UBS AG		0.18%		09/26/14	1,000,000	1,000,000

						327,500,000

Other Instrument 5.6%
Australia & New Zealand Banking Group, Ltd		0.12%		07/03/14	8,000,000	8,000,000
		0.10%		07/07/14	10,000,000	10,000,000

Bank of Montreal		0.08%		07/01/14	15,000,000	15,000,000
		0.06%		07/03/14	10,000,000	10,000,000

Skandinaviska Enskilda Banken AB		0.06%		07/03/14	6,000,000	6,000,000

Swedbank AB		0.07%		07/03/14	9,000,000	9,000,000

						58,000,000

Other Note 2.0%
Bank of America, NA		0.26%		07/22/14	2,000,000	2,000,000
		0.26%		07/30/14	3,000,000	3,000,000
		0.26%		08/14/14	2,000,000	2,000,000
		0.26%		10/02/14	8,000,000	8,000,000
		0.26%		10/06/14	1,000,000	1,000,000
		0.25%		11/20/14	5,000,000	5,000,000

						21,000,000

Total Fixed-Rate Obligations
(Cost $608,428,240)						608,428,240

Variable-Rate Obligations 18.1% of net assets

Asset Backed Commercial Paper 0.6%
Old Line Funding, LLC	a,b,c	0.21%	07/07/14	12/05/14	6,000,000	6,000,000

Financial Company Commercial Paper 1.8%
Commonwealth Bank of Australia		0.22%	07/03/14	11/26/14	9,000,000	9,000,000

Westpac Banking Corp	c	0.23%	07/14/14	06/12/15	9,000,000	9,000,000
	c	0.24%	07/14/14	06/12/15	1,000,000	1,000,000

						19,000,000

Certificate of Deposit 7.8%
Abbey National Treasury Services PLC	a	0.30%	07/07/14	08/04/14	3,000,000	3,000,000

Bank of Nova Scotia		0.22%	07/07/14	09/04/14	6,000,000	6,000,000
		0.22%	07/09/14	09/09/14	13,000,000	13,000,000
		0.22%	07/16/14	09/16/14	3,000,000	3,000,000

Commonwealth Bank of Australia		0.22%	07/23/14	01/23/15	2,000,000	2,000,000

See financial notes 25

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%	07/21/14	06/19/15	4,000,000	4,000,000

Royal Bank of Canada		0.23%	07/07/14	03/04/15	8,000,000	8,000,000

Toronto-Dominion Bank		0.22%	07/16/14	06/16/15	6,000,000	6,000,000

Wells Fargo Bank, NA		0.23%	07/21/14	11/18/14	5,000,000	5,000,000
		0.22%	07/10/14	01/09/15	7,000,000	7,000,000
		0.22%	07/02/14	05/01/15	3,000,000	3,000,000
		0.23%	07/21/14	05/20/15	11,000,000	11,000,000

Westpac Banking Corp		0.24%	07/28/14	08/27/14	10,000,000	10,000,000

						81,000,000

Government Agency Debt 2.4%
Freddie Mac		0.23%	07/10/14	05/10/15	25,000,000	25,000,000

Treasury Debt 0.7%
United States Treasury Department		0.07%	07/01/14	01/31/16	7,000,000	6,998,851

Variable Rate Demand Note 0.8%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.17%		07/07/14	1,980,000	1,980,000

Eagle Cnty
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		07/07/14	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.22%		07/07/14	1,745,000	1,745,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.13%		07/07/14	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.13%		07/07/14	1,730,000	1,730,000

						7,955,000

Other Note 4.0%
Bank of America, NA		0.35%	07/07/14	03/05/15	3,000,000	3,000,000

JPMorgan Chase Bank, NA		0.41%	07/21/14	12/22/14	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						41,123,071

Total Variable-Rate Obligations
(Cost $187,076,922)						187,076,922

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.7% of net assets

Government Agency Repurchase Agreements* 11.2%
Barclays Capital, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $30,450,000, 2.60% - 2.75%, due 04/20/38 - 03/15/39)		0.05%		07/02/14	29,000,282	29,000,000

26 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $2,100,001, 3.00%, due 06/15/39)		0.05%		07/03/14	2,000,019	2,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $11,330,001, 3.50%, due 04/20/43)		0.11%		07/01/14	11,000,034	11,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $2,080,001, 6.50%, due 08/20/42)		0.15%		07/01/14	2,000,008	2,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $2,080,001, 4.00% - 6.50%, due 08/20/42 - 08/20/43)		0.08%		07/02/14	2,000,031	2,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $1,040,000, 3.50%, due 04/15/39)		0.08%		07/03/14	1,000,016	1,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $1,040,000, 3.50%, due 04/15/39)		0.10%		07/03/14	1,000,017	1,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 6.00%, due 02/15/39)		0.07%		07/02/14	1,000,014	1,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 2.50% - 6.00%, due 12/15/27 - 02/15/39)		0.07%		07/03/14	1,000,014	1,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $2,040,000, 3.50% - 6.00%, due 02/15/39 - 05/15/43)		0.08%		07/03/14	2,000,027	2,000,000
Issued 06/30/14, repurchase date 07/07/14 (Collateralized by U.S. Government Agency Securities valued at $3,060,000, 3.50% - 5.00%, due 03/15/26 - 11/20/41)		0.07%		07/07/14	3,000,041	3,000,000

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $57,680,000, 3.00%, due 10/01/32 - 12/01/42)		0.10%		07/01/14	56,000,156	56,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $2,060,001, 2.04% - 5.26%, due 12/20/60 - 05/20/64)		0.07%		07/02/14	2,000,027	2,000,000

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $2,041,017, 3.50% - 8.88%, due 02/15/19 - 08/01/43)		0.12%		07/01/14	2,000,007	2,000,000

Morgan Stanley & Co, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 4.50%, due 11/01/30)		0.12%		07/01/14	1,000,003	1,000,000

						116,000,000

See financial notes 27

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreements 7.4%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $40,800,053, 1.88% - 2.13%, due 10/31/17 - 08/31/20)		0.07%		07/01/14	40,000,078	40,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $28,560,083, 3.63%, due 02/15/21)		0.07%		07/03/14	28,000,327	28,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $7,140,048, 1.75% - 4.00%, due 04/30/15 - 10/31/18)		0.09%		07/01/14	7,000,018	7,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $1,630,775, 6.25%, due 05/15/30)		0.05%		07/01/14	1,598,746	1,598,744

						76,598,744

Other Repurchase Agreements** 4.1%
BNP Paribas Prime Brokerage, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,300,319)		0.24%		07/02/14	6,000,280	6,000,000

BNP Paribas Securities Corp
Issued 05/20/14, repurchase date 07/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,105,147, 6.00% - 6.50%, due 09/01/17 - 06/02/41)		0.25%		07/07/14	2,000,667	2,000,000

Credit Suisse Securities (USA), LLC
Issued 04/09/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,658, 2.72% - 7.99%, due 05/25/35 - 02/10/51)	d	0.65%		07/21/14	3,005,579	3,000,000
Issued 04/16/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,840, 0.08% - 0.50%, due 03/25/30 - 07/15/44)	d	0.65%		07/21/14	1,001,733	1,000,000
Issued 04/17/14, repurchase date 08/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,604,818, 6.02%, due 02/10/51)	d	0.65%		08/01/14	4,007,656	4,000,000
Issued 05/01/14, repurchase date 08/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,354,186, 6.02%, due 02/10/51)	d	0.65%		08/14/14	9,017,063	9,000,000
Issued 05/23/14, repurchase date 09/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,152,181, 0.50%, due 07/15/44)	d	0.65%		09/04/14	1,001,878	1,000,000

JP Morgan Securities, LLC
Issued 06/17/14, repurchase date 12/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,508, 1.20% - 7.32%, due 07/15/19 - 08/12/49)	d	0.61%		09/29/14	2,003,524	2,000,000

28 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/22/14, repurchase date 08/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,100,001, 0.00% - 10.25%, due 04/01/17 - 12/15/99)	d	0.57%		08/04/14	14,016,403	14,000,000

						42,000,000

Total Repurchase Agreements
(Cost $234,598,744)						234,598,744

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $1,030,103,906.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $117,965,416 or 11.4% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $34,123,071 or 3.3% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 29

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$795,505,162
Repurchase agreements, at cost and value	+	234,598,744

Total investments, at cost and value (Note 2a)		1,030,103,906
Cash		1
Receivables:
Fund shares sold		7,157,064
Interest		299,158
Prepaid expenses	+	999

Total assets		1,037,561,128

Liabilities

Payables:
Shareholder service fees		13,521
Fund shares redeemed		2,874,619
Distributions to shareholders		3,961
Accrued expenses	+	92,097

Total liabilities		2,984,198

Net Assets

Total assets		1,037,561,128
Total liabilities	−	2,984,198

Net assets		$1,034,576,930

Net Assets by Source
Capital received from investors		1,034,657,938
Net realized capital losses		(81,008)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,034,576,930		1,034,572,905		$1.00

30 See financial notes

 Schwab Investor Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$1,153,519

Expenses

Investment adviser and administrator fees		1,787,540
Shareholder service fees		1,280,327
Shareholder reports		58,769
Portfolio accounting fees		53,054
Custodian fees		29,714
Registration fees		28,170
Independent trustees’ fees		14,346
Professional fees		14,286
Transfer agent fees		10,346
Interest expense		122
Other expenses	+	11,352

Total expenses		3,288,026
Expense reduction by CSIM and its affiliates	−	2,185,720

Net expenses	−	1,102,306

Net investment income		51,213

Realized Gains (Losses)

Net realized gains on investments		1,001

Increase in net assets resulting from operations		$52,214

See financial notes 31

 Schwab Investor Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$51,213	$113,241
Net realized gains	+	1,001	18

Increase in net assets from operations		52,214	113,259

Distributions to Shareholders

Distributions from net investment income		(51,213)	(113,241)

Transactions in Fund Shares*

Shares sold		307,500,240	672,022,999
Shares reinvested		39,871	95,895
Shares redeemed	+	(320,162,586)	(829,814,788)

Net transactions in fund shares		(12,622,475)	(157,695,894)

Net Assets

Beginning of period		1,047,198,404	1,204,894,280
Total decrease	+	(12,621,474)	(157,695,876)

End of period		$1,034,576,930	$1,047,198,404

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

32 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 33

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2014, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:

Schwab Retirement Advantage Money Fund	$181,101,340
Schwab Investor Money Fund	234,598,744

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

34

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

 35

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment

36

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless

 37

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%

Contractual Expense Limitations

CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.49% through April 29, 2016.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.

During the period ended June 30, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab Retirement Advantange Money Fund	$1,483,125	$573,117
Schwab Investor Money Fund	2,185,720	189,592

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the funds’ future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab Retirement Advantage Money Fund	$1,817,734	$1,484,338	$1,643,686	$910,008	$5,855,766
Schwab Investor Money Fund	4,664,552	3,983,641	4,017,546	1,996,128	14,661,867

As of December 31, 2013, recoupable waivers expired as follows:

Schwab Retirement Advantage Money Fund	$1,024,503
Schwab Investor Money Fund	3,969,429

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations

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 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

5. Board of Trustees (continued):

throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
Expiration Date	Money Fund	Money Fund

December 31, 2017	$—	$82,009

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and had capital losses utilized as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital losses utilized	$—	$18

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical

40

practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 41

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 43

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

44

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 45

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

46

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
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Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
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Schwab 1000 Index® Fund
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Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
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Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
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Schwab Advisor Cash Reserves ®

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Schwab Advisor Cash Reserves ®

Semiannual Report
June 30, 2014

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding Schwab Advisor Cash Reserves. This fund is designed to offer stability of capital, liquidity, and income, and is part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low. With moderate improvements in the U.S. economy, the Federal Reserve began reducing some of its stimulative policies, while providing reassurances that low short-term interest rates remained necessary for the time being. Internationally, the European Central Bank further reduced interest rates to support economic growth in the euro zone, with some pockets of economic improvement emerging. Meanwhile, persistent demand and newly implemented regulations that translated into a shrinking supply of taxable money market securities helped to keep yields at extremely low levels.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about Schwab Advisor Cash Reserves, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves®

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund selectively invested in securities from countries such as France and Germany and increased its overall exposure to Europe.

As of 6/30/14:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	38.1%
8-30 Days	14.8%
31-60 Days	14.5%
61-90 Days	10.7%
91-180 Days	17.5%
More than 180 Days	4.4%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	50 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	8.8%
Financial Company	8.3%
Other	1.8%
Certificate Of Deposit	44.6%
Government Agency Debt	2.2%
Treasury Debt	0.7%
Other Instrument	5.0%
Variable Rate Demand Note	0.2%
Other Note	7.5%
Repurchase Agreement
Government Agency	4.6%
Treasury	12.6%
Other	3.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Advisor Cash Reserves®

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor Cash Reserves®
	Sweep	Premier Sweep
	Shares	Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	**	**

Seven-Day Yield[1]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%	-0.16%

Seven-Day Effective Yield[1]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.41% and 0.34% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.

Schwab Advisor Cash Reserves® 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Advisor Cash Reserves®
Sweep Shares
Actual Return	0.22%	$1,000.00	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000.00	$1,023.70	$1.10
Premier Sweep Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	—		0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.01		0.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[4,5]	0.25	[5]	0.28	[5,6]	0.26	[5]	0.34	[5]	0.53	[5,7]
Gross operating expenses	0.72	[4]	0.72		0.72	[6]	0.73		0.73		0.76
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.14
Net assets, end of period ($ x 1,000,000)	5,609		6,134		6,207		6,035		5,617		5,786

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Premier Sweep Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	—		0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total Return (%)	0.01	[3]	0.01		0.01		0.01		0.01		0.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.25	[5]	0.28	[5,6]	0.26	[5]	0.34	[5]	0.50	[5,7]
Gross operating expenses	0.72	[4]	0.72		0.72	[6]	0.73		0.73		0.76
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.17
Net assets, end of period ($ x 1,000,000)	16,734		17,525		17,575		14,727		15,342		14,132

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.47% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

61.4%	Fixed-Rate Obligations	13,716,624,093	13,716,624,093
17.7%	Variable-Rate Obligations	3,948,133,471	3,948,133,471
20.9%	Repurchase Agreements	4,670,892,123	4,670,892,123

100.0%	Total Investments	22,335,649,687	22,335,649,687
0.0%	Other Assets and Liabilities, Net		7,046,106

100.0%	Net Assets		22,342,695,793

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 61.4% of net assets

Asset Backed Commercial Paper 8.6%
Alpine Securitization Corp	a,b,c	0.26%		10/06/14	16,000,000	15,988,791

Bennington Stark Capital Co, LLC	a,b,c	0.32%		09/02/14	39,000,000	38,978,160

CAFCO, LLC	a,b,c	0.24%		08/12/14	140,000,000	139,960,800
	a,b,c	0.23%		09/05/14	118,000,000	117,950,243
	a,b,c	0.23%		09/22/14	44,000,000	43,976,668

Cancara Asset Securitisation, LLC	a,b,c	0.19%		07/03/14	30,000,000	29,999,683
	a,b,c	0.26%		07/31/14	2,000,000	1,999,567
	a,b,c	0.25%		08/22/14	19,000,000	18,993,139
	a,b,c	0.19%		09/04/14	12,000,000	11,995,883
	a,b,c	0.19%		09/09/14	21,000,000	20,992,242
	a,b,c	0.25%		10/06/14	11,000,000	10,992,590
	a,b,c	0.25%		10/10/14	8,000,000	7,994,389
	a,b,c	0.25%		12/03/14	18,000,000	17,980,625

Cedar Springs Capital Co	a,b,c	0.25%		09/05/14	17,000,000	16,992,208

Charta, LLC	a,b,c	0.25%		08/04/14	23,000,000	22,994,570
	a,b,c	0.24%		08/18/14	46,000,000	45,985,280
	a,b,c	0.23%		11/17/14	80,000,000	79,928,956
	a,b,c	0.23%		11/19/14	20,000,000	19,981,983

Ciesco, LLC	a,b,c	0.25%		08/04/14	38,000,000	37,991,028
	a,b,c	0.25%		08/05/14	69,000,000	68,983,229
	a,b,c	0.23%		08/18/14	12,000,000	11,996,320
	a,b,c	0.23%		11/17/14	50,000,000	49,955,597

Collateralized Commercial Paper Co, LLC	a,b	0.30%		08/05/14	75,000,000	74,978,125
	a,b	0.30%		08/18/14	3,000,000	2,998,800
	a,b	0.25%		09/15/14	12,000,000	11,993,667

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	70,000,000	69,986,583

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

CRC Funding, LLC	a,b,c	0.25%		08/06/14	98,000,000	97,975,500
	a,b,c	0.24%		08/12/14	75,000,000	74,979,000
	a,b,c	0.23%		11/03/14	6,000,000	5,995,208
	a,b,c	0.23%		11/17/14	50,000,000	49,955,597
	a,b,c	0.23%		12/02/14	8,000,000	7,992,129

Crown Point Capital Co, LLC	a,b,c	0.22%		07/14/14	71,000,000	70,994,360

Gemini Securitization Corp, LLC	a,b,c	0.12%		07/03/14	65,007,000	65,006,567
	a,b,c	0.35%		09/30/14	20,000,000	19,982,306

Lexington Parker Capital Co, LLC	a,b,c	0.22%		09/03/14	14,000,000	13,994,524

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.17%		07/01/14	10,000,000	10,000,000

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		07/24/14	72,000,000	71,990,800
	a,b,c	0.18%		09/03/14	31,000,000	30,990,080

Old Line Funding, LLC	a,b,c	0.23%		12/15/14	22,000,000	21,976,527

Ridgefield Funding Co, LLC	a,b,c	0.25%		08/04/14	108,000,000	107,974,500
	a,b,c	0.31%		08/07/14	61,000,000	60,980,565

Sheffield Receivables Corp	a,b,c	0.20%		07/16/14	20,000,000	19,998,333
	a,b,c	0.18%		08/06/14	24,000,000	23,995,680
	a,b,c	0.20%		09/03/14	12,000,000	11,995,733
	a,b,c	0.19%		09/04/14	45,000,000	44,984,563
	a,b,c	0.19%		09/10/14	20,000,000	19,992,506
	a,b,c	0.19%		09/12/14	20,000,000	19,992,294
	a,b,c	0.19%		09/15/14	34,500,000	34,486,162
	a,b,c	0.20%		09/16/14	49,000,000	48,979,039

						1,927,781,099

Financial Company Commercial Paper 7.2%
Barclays US Funding Corp	a	0.21%		08/19/14	3,000,000	2,999,142
	a	0.29%		09/30/14	89,000,000	88,934,758
	a	0.29%		12/03/14	8,000,000	7,990,011

BPCE SA	c	0.22%		08/08/14	2,000,000	1,999,536
	c	0.22%		08/14/14	55,000,000	54,985,211
	c	0.22%		09/08/14	65,000,000	64,972,592

Caisse des Depots et Consignations	c	0.20%		12/17/14	43,000,000	42,959,628

Commonwealth Bank of Australia	c	0.14%		08/26/14	110,000,000	109,976,900

General Electric Capital Corp		0.21%		07/15/14	29,000,000	28,997,632
		0.20%		08/08/14	114,000,000	113,975,933

ING (U.S.) Funding, LLC	a	0.31%		12/01/14	6,000,000	5,992,095

JP Morgan Securities, LLC		0.40%		08/26/14	120,000,000	119,925,333

Lloyds Bank, PLC		0.19%		10/07/14	144,000,000	143,925,520

Nationwide Building Society		0.20%		07/11/14	27,000,000	26,998,500
		0.20%		08/28/14	1,000,000	999,678
		0.21%		09/05/14	2,000,000	1,999,230
		0.20%		09/15/14	15,000,000	14,993,667
		0.21%		10/02/14	173,000,000	172,906,147

NRW.BANK		0.08%		07/01/14	25,000,000	25,000,000

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Oversea-Chinese Banking Corp, Ltd		0.25%		07/14/14	32,000,000	31,997,169
		0.25%		11/05/14	24,000,000	23,978,833
		0.25%		12/09/14	61,000,000	60,931,799

PNC Bank, NA		0.30%		11/06/14	100,000,000	100,000,000
		0.30%		12/12/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.26%		07/10/14	98,000,000	97,993,630
		0.26%		10/03/14	97,000,000	96,934,148

State Street Corp		0.21%		12/08/14	113,000,000	112,894,533

Swedbank AB		0.26%		10/28/14	60,650,000	60,598,877

						1,617,860,502

Other Commercial Paper 1.4%
Automatic Data Processing, Inc	c	0.05%		07/01/14	135,000,000	135,000,000

General Electric Co		0.06%		07/07/14	50,000,000	49,999,500

San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB Series 2003A	a	0.25%		10/10/14	9,700,000	9,700,000

Toyota Motor Credit Corp		0.24%		10/21/14	9,000,000	8,993,280
		0.24%		11/10/14	114,000,000	113,899,680

						317,592,460

Certificate of Deposit 34.9%
Abbey National Treasury Services PLC	a	0.10%		07/01/14	105,000,000	105,000,000
	a	0.10%		07/02/14	50,000,000	50,000,000

Bank of the West		0.23%		08/04/14	112,000,000	112,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		08/12/14	132,000,000	132,000,000
		0.20%		09/25/14	100,000,000	100,000,000
		0.29%		10/08/14	3,000,000	3,000,000
		0.25%		11/24/14	78,000,000	78,000,000
		0.25%		12/05/14	68,000,000	68,000,000
		0.30%		03/02/15	140,000,000	140,000,000
		0.30%		03/03/15	88,000,000	88,000,000
		0.30%		03/11/15	9,000,000	9,000,000

Barclays Bank PLC		0.30%		07/23/14	76,000,000	76,000,000
		0.43%		10/01/14	100,000,000	100,000,000

BNP Paribas		0.30%		08/25/14	55,000,000	55,000,000
		0.47%		08/25/14	96,000,000	96,000,000
		0.30%		08/27/14	84,000,000	84,000,000
		0.30%		09/03/14	10,000,000	10,000,000
		0.30%		09/24/14	25,000,000	25,000,000
		0.30%		10/02/14	16,000,000	16,000,000
		0.29%		11/04/14	50,000,000	50,000,000

Branch Banking & Trust Co		0.13%		08/25/14	167,000,000	167,000,000

Canadian Imperial Bank of Commerce		0.06%		07/07/14	230,000,000	230,000,000

Chase Bank USA, NA		0.38%		12/05/14	56,000,000	56,000,000

Citibank, NA		0.23%		08/25/14	50,000,000	50,000,000
		0.23%		09/19/14	30,000,000	30,000,000
		0.23%		09/25/14	79,000,000	79,000,000

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		10/03/14	5,000,000	5,000,000
		0.23%		11/03/14	216,000,000	216,000,000
		0.23%		12/04/14	18,000,000	18,000,000

Credit Agricole Corporate and Investment Bank		0.25%		07/02/14	108,000,000	108,000,000
		0.25%		07/03/14	40,000,000	40,000,000
		0.25%		07/07/14	74,000,000	74,000,000
		0.25%		09/23/14	4,000,000	4,000,000

Credit Agricole SA		0.24%		07/03/14	39,000,000	39,000,000
		0.23%		09/23/14	74,000,000	74,000,000

Credit Suisse AG		0.24%		09/05/14	140,000,000	140,000,000
		0.24%		09/12/14	31,000,000	31,000,000
		0.24%		09/15/14	7,000,000	7,000,000
		0.26%		09/18/14	43,000,000	43,000,000
		0.22%		09/26/14	110,000,000	110,000,000
		0.28%		10/06/14	86,000,000	86,000,000

Deutsche Bank AG		0.27%		07/17/14	179,000,000	179,000,000
		0.30%		08/28/14	78,000,000	78,000,000
		0.32%		10/24/14	124,000,000	124,000,000
		0.45%		11/21/14	144,000,000	144,000,000

HSBC Bank USA		0.22%		10/21/14	100,000,000	100,000,000
		0.21%		11/19/14	10,000,000	10,000,000

ING Bank NV		0.30%		09/17/14	117,000,000	117,000,000
		0.30%		09/18/14	28,000,000	28,000,000
		0.33%		10/01/14	72,000,000	72,000,000
		0.46%		10/28/14	124,000,000	124,000,000
		0.31%		11/03/14	8,000,000	8,000,000
		0.32%		11/07/14	93,000,000	93,000,000
		0.32%		12/23/14	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.37%		07/29/14	85,000,000	85,000,000
		0.35%		08/01/14	137,000,000	137,000,000
		0.35%		08/06/14	10,000,000	10,000,000
		0.38%		01/02/15	124,000,000	124,000,000

Lloyds Bank PLC		0.37%		10/28/14	75,000,000	75,000,000
		0.26%		12/02/14	22,000,000	22,000,000
		0.48%		03/12/15	61,000,000	61,000,000
		0.48%		03/18/15	27,000,000	27,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		07/01/14	121,000,000	121,000,000
		0.25%		12/11/14	46,000,000	46,000,000

Mizuho Bank, Ltd		0.25%		07/14/14	105,000,000	105,000,000
		0.20%		09/12/14	47,000,000	47,000,000
		0.20%		09/29/14	31,000,000	31,000,000
		0.25%		10/22/14	79,000,000	79,000,000
		0.25%		10/27/14	74,000,000	74,000,000
		0.25%		10/29/14	71,000,000	71,000,000

Natixis SA		0.11%		07/03/14	61,000,000	61,000,000
		0.25%		07/31/14	45,000,000	45,000,000
		0.22%		08/05/14	37,000,000	37,000,000
		0.22%		09/04/14	70,000,000	70,000,000

Nordea Bank Finland PLC		0.07%		07/01/14	100,000,000	100,000,000
		0.07%		07/02/14	75,000,000	75,000,000

Oversea-Chinese Banking Corp, Ltd		0.25%		10/06/14	25,000,000	25,000,000

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Rabobank Nederland		0.25%		07/02/14	153,000,000	153,000,000
		0.23%		01/26/15	87,000,000	87,000,000

Skandinaviska Enskilda Banken AB		0.25%		09/03/14	18,000,000	18,000,000
		0.24%		12/16/14	18,000,000	18,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	40,000,000	40,000,000

Sumitomo Mitsui Banking Corp		0.21%		08/01/14	33,000,000	33,000,000
		0.21%		08/08/14	23,000,000	23,000,000
		0.21%		08/13/14	172,000,000	172,000,000
		0.25%		09/03/14	67,000,000	67,000,000
		0.21%		09/25/14	15,000,000	15,000,000
		0.25%		09/26/14	61,000,000	61,000,000
		0.25%		10/02/14	45,000,000	45,000,000
		0.29%		10/09/14	4,000,000	4,000,000
		0.30%		11/13/14	28,000,000	28,000,000
		0.30%		12/01/14	87,000,000	87,000,000
		0.37%		02/06/15	18,000,000	18,000,000
		0.37%		02/10/15	38,000,000	38,000,000
		0.30%		03/02/15	34,000,000	34,000,000
		0.30%		03/03/15	27,000,000	27,000,000
		0.30%		03/12/15	1,000,000	1,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		07/18/14	51,000,000	51,000,000
		0.21%		08/15/14	2,000,000	2,000,000
		0.21%		08/29/14	9,000,000	9,000,000
		0.21%		09/12/14	110,000,000	110,000,000
		0.21%		09/16/14	25,000,000	25,000,000
		0.21%		09/23/14	29,000,000	29,000,000
		0.21%		09/25/14	36,000,000	36,000,000
		0.20%		10/01/14	7,000,000	7,000,000
		0.21%		10/06/14	23,000,000	23,000,000

Swedbank AB		0.24%		10/21/14	52,000,000	52,000,000

Toronto-Dominion Bank		0.07%		07/01/14	200,000,000	200,000,000
		0.07%		07/02/14	225,000,000	225,000,000
		0.24%		01/22/15	141,000,000	141,000,000
		0.22%		01/23/15	148,000,000	148,000,000

UBS AG		0.18%		09/26/14	60,000,000	60,000,000
		0.23%		10/24/14	38,000,000	38,000,000

Wells Fargo Bank, NA		0.21%		12/03/14	54,000,000	54,000,000

						7,792,000,000

Government Agency Debt 1.8%
Federal Home Loan Bank		0.07%		07/16/14	40,000,000	39,998,917
		0.06%		07/17/14	38,000,000	37,998,987
		0.06%		07/25/14	103,414,000	103,410,208
		0.07%		08/06/14	15,000,000	14,999,025
		0.07%		08/15/14	173,000,000	172,984,862
		0.06%		08/29/14	20,000,000	19,998,033

						389,390,032

Other Instrument 5.0%
Australia & New Zealand Banking Group, Ltd		0.12%		07/03/14	280,000,000	280,000,000
		0.10%		07/07/14	85,000,000	85,000,000

Bank of Montreal		0.08%		07/01/14	300,000,000	300,000,000
		0.06%		07/03/14	261,000,000	261,000,000

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Citibank, NA		0.11%		07/02/14	40,000,000	40,000,000

Swedbank AB		0.07%		07/03/14	145,000,000	145,000,000

						1,111,000,000

Other Note 2.5%
Bank of America, NA		0.26%		07/22/14	34,000,000	34,000,000
		0.26%		08/14/14	189,000,000	189,000,000
		0.26%		08/15/14	39,000,000	39,000,000
		0.26%		08/18/14	5,000,000	5,000,000
		0.26%		09/26/14	45,000,000	45,000,000
		0.25%		11/20/14	56,000,000	56,000,000
		0.24%		11/21/14	44,000,000	44,000,000
		0.25%		12/09/14	16,000,000	16,000,000
		0.24%		12/15/14	133,000,000	133,000,000

						561,000,000

Total Fixed-Rate Obligations
(Cost $13,716,624,093)						13,716,624,093

Variable-Rate Obligations 17.7% of net assets

Asset Backed Commercial Paper 0.2%
Old Line Funding, LLC	a,b,c	0.21%	07/07/14	12/05/14	35,000,000	35,000,000

Financial Company Commercial Paper 1.0%
Commonwealth Bank of Australia		0.22%	07/29/14	11/24/14	149,000,000	149,000,000
		0.22%	07/09/14	01/09/15	47,000,000	47,000,000

Westpac Banking Corp	c	0.23%	07/21/14	02/19/15	30,000,000	30,000,000

						226,000,000

Other Commercial Paper 0.4%
Toyota Motor Credit Corp	a	0.20%	07/25/14	11/19/14	96,000,000	96,000,000

Certificate of Deposit 9.7%
Abbey National Treasury Services PLC	a	0.30%	07/07/14	08/04/14	70,000,000	70,000,000

Bank of Nova Scotia		0.22%	07/07/14	09/04/14	321,000,000	321,000,000
		0.22%	07/09/14	09/09/14	89,000,000	89,000,000
		0.22%	07/25/14	11/25/14	35,000,000	35,000,000

Commonwealth Bank of Australia		0.22%	07/23/14	01/23/15	100,000,000	100,000,000
		0.23%	07/25/14	02/25/15	107,000,000	107,000,000
		0.23%	07/07/14	03/04/15	50,000,000	50,000,000

Mitsubishi UFJ Trust & Banking Corp		0.21%		07/14/14	14,000,000	14,000,000
		0.21%		07/23/14	78,000,000	78,000,000

Rabobank Nederland		0.23%	07/16/14	09/16/14	174,000,000	174,000,000

Royal Bank of Canada		0.23%	07/07/14	03/04/15	125,000,000	125,000,000

Toronto-Dominion Bank		0.22%	07/16/14	06/16/15	134,000,000	134,000,000
		0.22%	07/17/14	06/17/15	50,000,000	50,000,000

Wells Fargo Bank, NA		0.20%	07/07/14	08/05/14	67,000,000	67,000,000
		0.22%	07/09/14	01/09/15	140,000,000	140,000,000
		0.22%	07/02/14	05/01/15	21,000,000	21,000,000

See financial notes 13

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%	07/21/14	05/20/15	200,000,000	200,000,000
		0.23%	07/10/14	06/10/15	105,000,000	105,000,000

Westpac Banking Corp		0.25%	07/01/14	10/29/14	102,000,000	102,000,000
		0.23%	07/07/14	05/05/15	195,000,000	195,000,000

						2,177,000,000

Government Agency Debt 0.5%
Freddie Mac		0.23%	07/10/14	05/10/15	100,000,000	100,000,000

Treasury Debt 0.7%
United States Treasury Department		0.07%	07/01/14	01/31/16	160,000,000	159,969,620

Variable Rate Demand Note 0.2%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		07/07/14	1,000,000	1,000,000

Eagle Cnty
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.21%		07/07/14	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		07/07/14	2,465,000	2,465,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.09%		07/01/14	9,000,000	9,000,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		07/07/14	2,885,000	2,885,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.13%		07/07/14	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.13%		07/07/14	970,000	970,000
Veterans Taxable Refunding Bonds Series 2010B	a	0.10%		07/07/14	12,160,000	12,160,000

						37,790,000

Other Note 5.0%
Bank of America, NA		0.35%	07/07/14	03/05/15	63,000,000	63,000,000

Canadian Imperial Bank of Commerce		0.24%	07/10/14	03/06/15	182,000,000	182,000,000

JPMorgan Chase Bank, NA		0.41%	07/21/14	12/22/14	47,000,000	47,000,000
		0.38%	07/18/14	07/17/15	90,000,000	90,000,000
		0.35%	07/22/14	07/22/15	30,000,000	30,000,000

Royal Bank of Canada		0.32%	07/01/14	07/01/15	125,000,000	125,000,000
		0.32%	07/07/14	07/02/15	137,000,000	137,000,000
	c	0.28%	07/07/14	07/07/15	60,000,000	60,000,000

Wells Fargo Bank, NA		0.32%	09/15/14	07/15/15	55,000,000	55,000,000
		0.37%	09/22/14	07/22/15	225,000,000	225,000,000

Westpac Banking Corp	c	0.53%	07/28/14	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,116,373,851

Total Variable-Rate Obligations
(Cost $3,948,133,471)						3,948,133,471

14 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.9% of net assets

Government Agency Repurchase Agreements* 4.6%
Bank of Nova Scotia
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $41,820,103, 0.13% - 4.63%, due 04/15/18 - 02/15/40)		0.10%		07/01/14	41,000,114	41,000,000

Barclays Capital, Inc
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $70,350,001, 2.75% - 4.00%, due 03/15/39 - 06/20/44)		0.05%		07/03/14	67,000,651	67,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $53,560,000, 2.18% - 3.80%, due 12/01/37 - 08/01/43)		0.08%		07/01/14	52,000,116	52,000,000
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $255,440,000, 1.92% - 5.56%, due 04/01/25 - 05/20/61)		0.11%		07/01/14	248,000,758	248,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $20,800,001, 3.75% - 6.50%, due 08/20/42 - 04/20/44)		0.15%		07/01/14	20,000,083	20,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $73,840,001, 0.45% - 3.50%, due 01/16/40 - 02/20/44)		0.08%		07/02/14	71,001,104	71,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $75,920,000, 3.00% - 6.50%, due 08/20/33 - 03/16/44)		0.08%		07/03/14	73,001,136	73,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $14,560,001, 5.00% - 6.00%, due 08/15/34 - 09/15/36)		0.10%		07/03/14	14,000,233	14,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $31,620,000, 3.50% - 5.00%, due 07/15/37 - 06/20/44)		0.07%		07/02/14	31,000,422	31,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $67,320,000, 3.00% - 5.00%, due 06/15/27 - 01/20/44)		0.07%		07/03/14	66,000,898	66,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $34,680,000, 3.50% - 4.50%, due 03/15/26 - 05/20/44)		0.08%		07/03/14	34,000,453	34,000,000
Issued 06/30/14, repurchase date 07/07/14 (Collateralized by U.S. Government Agency Securities valued at $62,220,001, 4.00% - 5.00%, due 08/15/39 - 03/20/44)		0.07%		07/07/14	61,000,830	61,000,000

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $61,800,000, 2.75% - 3.50%, due 10/01/32 - 07/01/42)		0.10%		07/01/14	60,000,167	60,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $42,230,000, 2.48% - 4.66%, due 01/20/42 - 05/20/64)		0.10%		07/01/14	41,000,114	41,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $84,460,001, 2.00% - 4.75%, due 10/20/41 - 04/20/64)		0.07%		07/02/14	82,001,116	82,000,000

See financial notes 15

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $56,610,718, 3.50% - 8.88%, due 02/15/19 - 08/01/43)		0.12%		07/01/14	55,000,183	55,000,000

Morgan Stanley & Co. LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $17,340,001, 4.00% - 5.50%, due 04/01/40 - 05/01/43)		0.12%		07/01/14	17,000,057	17,000,000

						1,033,000,000

Treasury Repurchase Agreements 12.6%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $21,420,058, 0.25% - 2.25%, due 09/15/15 - 07/31/18)		0.07%		07/01/14	21,000,041	21,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $59,160,050, 1.00% - 2.50%, due 03/31/15 - 07/31/18)		0.07%		07/03/14	58,000,677	58,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $13,260,027, 1.00%, due 06/30/19)		0.09%		07/01/14	13,000,033	13,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $17,229,985, 3.38%, due 05/15/44)		0.05%		07/01/14	16,892,146	16,892,123

Federal Reserve Bank of New York
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $2,712,003,859, 3.75%, due 08/15/41)		0.05%		07/01/14	2,712,003,767	2,712,000,000

						2,820,892,123

Other Repurchase Agreements** 3.7%
BNP Paribas Securities Corp
Issued 05/20/14, repurchase date 07/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,050,000, 1.65% - 6.50%, due 08/01/16 - 01/23/45)		0.25%		07/07/14	61,020,333	61,000,000
Issued 05/22/14, repurchase date 07/24/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,100,000, 0.20% - 8.75%, due 02/02/18 - 12/15/99)		0.41%		07/07/14	14,007,334	14,000,000

Credit Suisse Securities (USA), LLC
Issued 04/02/14, repurchase date 07/08/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,002,136, 2.14% - 6.85%, due 12/15/30 - 04/15/45)	d	0.65%		07/08/14	40,070,056	40,000,000
Issued 04/04/14, repurchase date 07/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,351,360, 5.38% - 5.97%, due 12/11/40 - 12/10/46)	d	0.65%		07/15/14	49,090,242	49,000,000
Issued 04/17/14, repurchase date 08/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $125,351,312, 0.00% - 5.40%, due 08/01/30 - 01/15/49)	d	0.65%		08/01/14	109,208,614	109,000,000

16 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 05/01/14, repurchase date 08/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,150, 4.81% - 6.17%, due 02/15/41 - 06/12/47)	d	0.65%		08/14/14	12,022,750	12,000,000
Issued 05/23/14, repurchase date 09/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,153,361, 0.33% - 6.60%, due 10/20/27 - 11/12/49)	d	0.65%		09/04/14	141,264,767	141,000,000

JP Morgan Securities, LLC
Issued 06/17/14, repurchase date 12/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $167,936,985, 0.28% - 7.32%, due 07/15/19 - 02/12/51)	d	0.61%		09/29/14	146,257,284	146,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/22/14, repurchase date 08/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $281,756,234, 0.00% - 13.88%, due 02/15/15 - 12/31/99)	d	0.57%		08/04/14	245,287,058	245,000,000

						817,000,000

Total Repurchase Agreements
(Cost $4,670,892,123)						4,670,892,123

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $22,335,649,687.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,481,704,374 or 11.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $744,373,851 or 3.3% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$17,664,757,564
Repurchase agreements, at cost and value	+	4,670,892,123

Total investments, at cost and value (Note 2a)		22,335,649,687
Cash		913
Receivables:
Interest		7,449,029
Prepaid expenses	+	27,343

Total assets		22,343,126,972

Liabilities

Payables:
Investment adviser and administrator fees		344,800
Distributions to shareholders	+	86,379

Total liabilities		431,179

Net Assets

Total assets		22,343,126,972
Total liabilities	−	431,179

Net assets		$22,342,695,793

Net Assets by Source
Capital received from investors		22,344,058,453
Net realized capital losses		(1,362,660)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$5,608,672,776		5,608,659,491		$1.00
Premier Sweep Shares	$16,734,023,017		16,733,988,709		$1.00

18 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$25,748,929

Expenses

Investment adviser and administrator fees		35,029,471
Shareholder service fees:
Sweep Shares		11,658,551
Premier Sweep Shares		34,139,346
Shareholder reports		398,303
Custodian fees		312,497
Portfolio accounting fees		276,559
Registration fees		159,686
Professional fees		49,942
Independent trustees’ fees		43,561
Transfer agent fees		21,013
Interest expense		2
Other expenses	+	220,359

Total expenses		82,309,290
Expense reduction by CSIM and its affiliates	−	57,705,308

Net expenses	−	24,603,982

Net investment income		1,144,947

Increase in net assets resulting from operations		$1,144,947

See financial notes 19

 Schwab Advisor Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$1,144,947	$2,203,993
Net realized gains	+	—	315

Increase in net assets from operations		1,144,947	2,204,308

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(291,464)	(581,590)
Premier Sweep Shares	+	(853,483)	(1,622,403)

Total distributions from net investment income		(1,144,947)	(2,203,993)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		9,708,772,338	20,012,082,994
Premier Sweep Shares	+	36,437,697,877	67,327,164,291

Total shares sold		46,146,470,215	87,339,247,285

Shares Reinvested
Sweep Shares		236,655	500,995
Premier Sweep Shares	+	753,387	1,534,329

Total shares reinvested		990,042	2,035,324

Shares Redeemed
Sweep Shares		(10,234,339,498)	(20,085,277,915)
Premier Sweep Shares	+	(37,228,978,722)	(67,378,698,143)

Total shares redeemed		(47,463,318,220)	(87,463,976,058)

Net transactions in fund shares		(1,315,857,963)	(122,693,449)

Net Assets

Beginning of period		23,658,553,756	23,781,246,890
Total decrease	+	(1,315,857,963)	(122,693,134)

End of period		$22,342,695,793	$23,658,553,756

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

 Schwab Advisor Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

 21

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2014, the fund had investments in repurchase agreements with a gross value of $4,670,892,123 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund

22

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

 23

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment

24

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep

 25

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”), as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended June 30, 2014, the fund waived $57,705,308 in expenses of which $16,724,460 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

Sweep Shares	$21,168,260	$19,328,373	$21,783,684	$11,932,572	$74,212,889
Premier Sweep Shares	44,182,521	39,977,192	49,531,585	29,048,276	162,739,574

As of December 31, 2013, the fund had recoupable waivers expire in the amount of $15,882,287 and $30,275,610 for Sweep Shares and Premier Sweep Shares, respectively.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with

26

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):

Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards of $1,362,660 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $315 capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 27

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent

28

total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 29

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 31

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 33

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32959-09
00120322

Semiannual report dated June 30, 2014, enclosed.

Schwab Taxable Money Funds

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm
(closed to new investors)

Schwab Value Advantage
Money Fund®

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This wrapper is not part of the shareholder report.

Schwab Taxable Money Funds

Semiannual Report
June 30, 2014

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm
(closed to new investors)

Schwab Value Advantage
Money Fund®

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Taxable Money Funds. These funds are designed to offer stability of capital, liquidity, and income, and are part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low. With moderate improvements in the U.S. economy, the Federal Reserve began reducing some of its stimulative policies, while providing reassurances that low short-term interest rates remained necessary for the time being. Internationally, the European Central Bank further reduced interest rates to support economic growth in the euro zone, with some pockets of economic improvement emerging. Meanwhile, persistent demand and newly implemented regulations that translated into a shrinking supply of taxable money market securities helped to keep yields at extremely low levels.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about the Schwab Taxable Money Funds, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Taxable Money Funds 3

Schwab Government Money Fund™

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes, and repurchase agreements. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With short-term Treasury yields remaining low, the investment adviser strategically added government agency securities and Treasury securities with longer maturities at attractive yields.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	36.8%
8-30 Days	20.3%
31-60 Days	9.5%
61-90 Days	6.7%
91-180 Days	19.7%
More than 180 Days	7.0%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	56 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	65.2%
Treasury Debt	2.9%
Repurchase Agreement
Government Agency	7.9%
Treasury	24.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government Money Fundtm
Sweep
Shares

Ticker Symbol	SWGXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%

Seven-Day Effective Yield[1]	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.60% to the seven-day yield.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fund™

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable for the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With short-term Treasury yields remaining low, the investment adviser strategically added government agency securities and Treasury securities with longer maturities at attractive yields.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	16.5%
8-30 Days	30.9%
31-60 Days	20.0%
61-90 Days	9.7%
91-180 Days	17.7%
More than 180 Days	5.2%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	54 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type2

% of investments

Treasury Debt	88.0%
Government Agency Debt	12.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab U.S. Treasury Money Fundtm
Sweep
Shares

Ticker Symbol	SWUXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.16%

Seven-Day Effective Yield[1]	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% to the seven-day yield.

Schwab U.S. Treasury Money Fundtm 7

Schwab Treasury Obligations Money Fund™

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With short-term Treasury yields remaining low, the investment adviser strategically added government agency securities and Treasury securities with longer maturities at attractive yields.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	38.7%
8-30 Days	4.5%
31-60 Days	18.7%
61-90 Days	12.0%
91-180 Days	21.8%
More than 180 Days	4.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	53 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	11.0%
Treasury Debt	58.5%
Repurchase Agreement
Treasury	30.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

8 Schwab Treasury Obligations Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Treasury Obligations Money Fundtm
	Sweep	Value Advantage
	Shares	Shares

Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.00%	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.16%	-0.18%

Seven-Day Effective Yield[3]	0.00%	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% until October 2013, and 0.00% from October 2013 through the end of the period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.53% and 0.34% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.

Schwab Treasury Obligations Money Fundtm 9

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund selectively invested in securities from countries such as France and Germany and increased its overall exposure to Europe.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	37.9%
8-30 Days	19.8%
31-60 Days	10.7%
61-90 Days	8.7%
91-180 Days	17.2%
More than 180 Days	5.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	99.95% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	7.7%
Financial Company	8.3%
Other	0.9%
Certificate Of Deposit	45.2%
Government Agency Debt	3.0%
Treasury Debt	0.7%
Other Instrument	3.9%
Variable Rate Demand Note	0.1%
Other Note	4.3%
Repurchase Agreement
Government Agency	8.4%
Treasury	13.5%
Other	4.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

10 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund®
	Investor	Select	Institutional	Institutional Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.12%	-0.12%	-0.12%	-0.13%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Investor Shares and Select Shares was 0.01% throughout the entire period. The seven-day average yield for Institutional Shares was 0.02% until July 2013, and 0.01% from July 2013 through the end of the period.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver (if any). The voluntary yield waiver added 0.20%, 0.10%, and 0.03% to the seven-day yield of the Investor Shares, Select Shares, and Institutional Shares, respectively.

Schwab Value Advantage Money Fund® 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Government Money Fundtm
Actual Return	0.10%	$1,000.00	$1,000.00	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab U.S. Treasury Money Fundtm
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

Schwab Treasury Obligations Money Fundtm
Sweep Shares
Actual Return	0.08%	$1,000.00	$1,000.00	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40
Value Advantage Shares®
Actual Return	0.08%	$1,000.00	$1,000.00	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.40	$0.40

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05
Select Shares®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05
Institutional Shares
Actual Return	0.21%	$1,000.00	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05
Institutional Prime Shares®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.75	$1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Taxable Money Funds

Schwab Government Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	—	[2]	0.01		0.01		0.01		0.01		0.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3]	0.12	[4]	0.16	[4]	0.15	[4]	0.23	[4]	0.50	[4,5]
Gross operating expenses	0.72	[3]	0.72		0.73		0.73		0.73		0.74
Net investment income (loss)	—	[3]	0.01		0.01		0.01		0.01		0.09
Net assets, end of period ($ x 1,000,000)	21,934		21,706		19,445		17,829		14,514		14,555

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.49%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

49.8%	Fixed-Rate Obligations	10,934,026,315	10,934,026,315
18.6%	Variable-Rate Obligations	4,073,273,112	4,073,273,112
32.0%	Repurchase Agreements	7,018,405,588	7,018,405,588

100.4%	Total Investments	22,025,705,015	22,025,705,015
(0.4%)	Other Assets and Liabilities, Net		(92,074,961)

100.0%	Net Assets		21,933,630,054

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 49.8% of net assets

Government Agency Debt 47.4%
Fannie Mae		0.11%		07/22/14	100,000,000	99,993,583
		0.13%		07/23/14	50,000,000	49,996,028
		0.06%		07/28/14	100,000,000	99,995,875
		0.06%		08/18/14	135,000,000	134,989,200
		0.06%		08/25/14	100,000,000	99,990,833
		0.07%		09/03/14	75,000,000	74,991,333
		0.06%		09/08/14	200,000,000	199,978,917
		1.50%		09/08/14	4,758,000	4,770,391
		0.12%		09/15/14	75,000,000	74,981,000
		3.00%		09/16/14	15,474,000	15,568,885
		0.07%		10/02/14	100,000,000	99,983,208
		0.07%		10/14/14	100,000,000	99,981,042
		0.63%		10/30/14	68,911,000	69,020,982
		2.63%		11/20/14	68,081,000	68,735,754
		0.08%		11/26/14	65,000,000	64,978,622
		0.09%		01/05/15	200,000,000	199,911,222

Federal Home Loan Bank		0.06%		07/02/14	33,730,000	33,729,944
		0.07%		07/02/14	200,000,000	199,999,639
		0.06%		07/09/14	111,290,000	111,288,640
		0.11%		07/09/14	25,000,000	24,999,389
		0.06%		07/11/14	100,000,000	99,998,417
		0.12%		07/14/14	145,000,000	145,000,489
		0.08%		07/16/14	49,400,000	49,398,456
		0.11%		07/16/14	105,100,000	105,095,183
		0.10%		07/17/14	195,000,000	194,998,660
		0.07%		07/18/14	23,100,000	23,099,236
		0.11%		07/18/14	42,100,000	42,097,813
		0.18%		07/18/14	40,000,000	39,999,955
		0.07%		07/23/14	124,220,000	124,214,458
		0.11%		07/23/14	28,300,000	28,298,098
		0.11%		07/25/14	2,000,000	1,999,853
		0.14%		07/28/14	25,000,000	24,997,469
		0.10%		07/30/14	220,000,000	219,982,278

14 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		08/01/14	19,100,000	19,099,013
		0.10%		08/04/14	150,000,000	149,997,090
		0.06%		08/13/14	347,000,000	346,975,132
		5.50%		08/13/14	50,000,000	50,313,423
		0.12%		08/14/14	150,000,000	149,995,198
		0.12%		08/15/14	110,000,000	109,996,387
		0.13%		08/22/14	11,700,000	11,700,242
		0.17%		08/26/14	181,830,000	181,850,369
		0.18%		08/28/14	170,000,000	170,021,035
		0.13%		09/03/14	65,750,000	65,745,739
		0.17%		09/05/14	39,750,000	39,752,744
		0.07%		09/10/14	6,500,000	6,499,103
		0.13%		09/16/14	36,500,000	36,497,096
		0.06%		09/19/14	63,135,000	63,126,301
		0.13%		09/23/14	32,000,000	31,997,280
		0.07%		09/24/14	143,200,000	143,176,332
		0.09%		09/24/14	105,500,000	105,498,360
		0.07%		09/26/14	40,157,000	40,150,402
		0.08%		09/26/14	24,000,000	23,995,186
		0.07%		10/01/14	100,000,000	99,982,111
		0.16%		10/02/14	100,000,000	99,995,674
		0.07%		10/03/14	34,200,000	34,193,749
		0.08%		10/03/14	125,800,000	125,773,722
		0.07%		10/08/14	293,950,000	293,893,415
		0.08%		10/08/14	83,600,000	83,582,298
		0.15%		10/09/14	100,000,000	99,998,860
		0.15%		10/10/14	108,000,000	108,002,511
		0.07%		10/17/14	38,000,000	37,992,020
		0.08%		10/22/14	2,000,000	1,999,498
		0.07%		10/24/14	26,000,000	25,994,186
		0.08%		10/24/14	48,402,000	48,389,631
		0.08%		10/24/14	98,300,000	98,299,486
		0.17%		10/28/14	85,025,000	85,025,873
		0.08%		10/29/14	32,100,000	32,091,440
		0.08%		10/30/14	369,750,000	369,738,438
		0.13%		11/04/14	25,000,000	24,995,986
		0.08%		11/05/14	13,200,000	13,196,275
		0.09%		12/03/14	109,750,000	109,709,290
		0.08%		12/05/14	170,000,000	169,991,641
		0.09%		12/05/14	135,650,000	135,599,483
		0.09%		12/10/14	194,655,000	194,577,041
		0.18%		01/09/15	20,700,000	20,700,820
		0.17%		01/15/15	100,000,000	99,990,531
		0.11%		01/16/15	100,000,000	99,993,343
		0.24%		01/21/15	50,000,000	50,000,000
		0.25%		02/20/15	109,450,000	109,513,714
		0.21%		02/26/15	43,500,000	43,500,000
		0.10%		03/11/15	100,000,000	99,979,912
		0.13%		03/20/15	103,200,000	103,172,725
		0.20%		04/24/15	100,000,000	100,000,000
		0.22%		07/17/15	100,000,000	100,000,000

Freddie Mac		1.00%		07/30/14	52,155,000	52,190,541
		1.00%		08/27/14	165,449,000	165,676,440
		0.07%		09/05/14	3,050,000	3,049,637
		0.10%		09/05/14	100,000,000	99,981,666
		0.09%		09/08/14	98,000,000	97,982,719
		0.06%		09/11/14	50,000,000	49,994,000
		0.15%		09/16/14	145,750,000	145,703,239
		0.06%		10/17/14	150,000,000	149,973,000
		0.15%		10/20/14	40,000,000	39,981,500
		0.10%		10/28/14	30,000,000	29,990,083
		0.08%		11/12/14	218,565,000	218,499,916
		0.08%		11/13/14	100,000,000	99,970,000
		0.08%		11/14/14	200,000,000	199,943,333

See financial notes 15

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		11/18/14	200,000,000	199,922,222
		0.11%		11/18/14	90,000,000	89,961,500
		0.09%		11/19/14	10,600,000	10,596,263
		0.11%		11/19/14	95,000,000	94,959,071
		0.11%		11/20/14	50,000,000	49,978,306
		0.32%		12/03/14	100,000,000	100,059,456
		0.35%		12/05/14	176,161,000	176,301,347
		0.09%		01/08/15	100,000,000	99,952,250
		0.08%		01/13/15	100,000,000	99,956,444
		0.09%		01/14/15	200,000,000	199,901,500
		0.10%		02/11/15	125,000,000	124,921,875

						10,392,771,265

Treasury Debt 2.4%
United States Treasury Department		0.63%		07/15/14	125,000,000	125,026,680
		0.13%		07/31/14	15,000,000	15,001,053
		2.63%		07/31/14	25,000,000	25,050,880
		4.25%		08/15/14	200,000,000	201,042,590
		0.25%		11/30/14	175,000,000	175,133,847

						541,255,050

Total Fixed-Rate Obligations
(Cost $10,934,026,315)						10,934,026,315

Variable-Rate Obligations 18.6% of net assets

Government Agency Debt 18.2%
Fannie Mae		0.39%	07/01/14	10/27/14	74,550,000	74,617,574
		0.12%	07/27/14	02/27/15	426,837,000	426,858,327
		0.12%	07/05/14	08/05/15	150,000,000	149,966,588
		0.14%	07/21/14	10/21/15	450,000,000	450,180,178

Farm Credit System		0.20%	07/01/14	07/21/14	95,000,000	95,006,616
		0.11%	07/15/14	09/15/14	100,000,000	99,998,934
		0.10%	07/24/14	11/24/14	125,000,000	125,008,265
		0.27%	07/01/14	01/20/15	20,850,000	20,867,605
		0.16%	07/01/14	08/27/15	50,000,000	49,994,211

Federal Home Loan Bank		0.07%	07/15/14	08/15/14	150,000,000	149,999,035
		0.10%	07/20/14	08/20/14	50,000,000	50,000,000
		0.09%	07/21/14	11/21/14	100,000,000	100,000,269
		0.09%	07/26/14	11/26/14	150,000,000	149,991,319
		0.11%	07/09/14	12/09/14	40,000,000	40,002,707
		0.11%	07/19/14	12/19/14	300,000,000	299,996,529
		0.10%	07/07/14	02/05/15	125,000,000	124,999,911
		0.11%	07/12/14	02/12/15	50,000,000	50,000,000
		0.11%	07/23/14	02/23/15	192,000,000	191,993,804
		0.11%	07/10/14	04/10/15	75,000,000	75,000,398
		0.12%	07/21/14	07/21/15	100,000,000	99,983,815
		0.12%	07/10/14	08/10/15	50,000,000	49,991,674
		0.12%	08/26/14	08/26/15	100,000,000	99,982,742
		0.12%	07/17/14	09/17/15	100,000,000	99,987,620
		0.13%	09/17/14	09/17/15	100,000,000	99,981,150
		0.12%	07/28/14	09/28/15	75,000,000	74,990,491
		0.10%	07/07/14	12/07/15	100,000,000	99,974,578
		0.16%	09/09/14	12/09/15	50,000,000	50,000,000
		0.14%	08/10/14	02/10/16	150,000,000	150,000,337

Freddie Mac		0.40%	07/01/14	10/07/14	150,000,000	150,118,429
		0.23%	07/10/14	05/10/15	150,000,000	150,000,000
		0.13%	07/16/14	10/16/15	128,750,000	128,784,423

						3,978,277,529

16 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 0.4%
United States Treasury Department		0.07%	07/01/14	01/31/16	95,000,000	94,995,583

Total Variable-Rate Obligations
(Cost $4,073,273,112)						4,073,273,112

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 32.0% of net assets

Government Agency Repurchase Agreements* 7.9%
Bank of Nova Scotia
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $42,230,001, 4.00%, due 10/20/43)		0.10%		07/01/14	41,000,114	41,000,000

Barclays Capital, Inc
Issued 06/24/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $105,000,000, 2.60% - 3.00%, due 04/20/38 - 01/25/43)		0.05%		07/01/14	100,000,972	100,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $111,300,000, 1.25% - 9.25%, due 09/25/18 - 03/20/43)		0.05%		07/03/14	106,001,031	106,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $52,530,000, 2.43% - 3.53%, due 03/01/37 - 11/01/42)		0.08%		07/01/14	51,000,113	51,000,000
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $251,320,000, 3.00% - 4.50%, due 10/15/42 - 04/20/44)		0.11%		07/01/14	244,000,746	244,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $20,800,000, 3.50%, due 04/15/39 - 06/16/44)		0.15%		07/01/14	20,000,083	20,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $260,000,000, 1.35% - 5.28%, due 01/16/40 - 06/16/53)		0.08%		07/02/14	250,003,889	250,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $239,200,000, 0.55% - 6.50%, due 10/16/37 - 10/16/52)		0.08%		07/03/14	230,003,578	230,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $64,480,001, 2.50% - 6.50%, due 10/15/23 - 06/15/44)		0.10%		07/03/14	62,001,033	62,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $51,000,000, 3.50% - 5.00%, due 03/15/26 - 03/15/44)		0.07%		07/02/14	50,000,681	50,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $161,160,000, 2.00% - 7.50%, due 08/01/17 - 02/01/44)		0.08%		07/03/14	158,002,107	158,000,000

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $60,770,000, 0.72% - 4.50%, due 04/01/32 - 12/01/42)		0.10%		07/01/14	59,000,164	59,000,000

See financial notes 17

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $154,501,159, 2.75% - 4.50%, due 07/01/26 - 12/01/42)		0.09%		07/03/14	150,002,250	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $42,230,000, 2.48% - 5.29%, due 10/20/40 - 05/20/64)		0.10%		07/01/14	41,000,114	41,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 3.50% - 6.32%, due 02/20/39 - 01/20/63)		0.07%		07/02/14	100,001,361	100,000,000

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $35,020,000, 1.50% - 7.09%, due 09/20/36 - 06/01/44)		0.12%		07/01/14	34,000,113	34,000,000

Morgan Stanley & Co. LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $36,720,000, 4.50%, due 09/01/41 - 02/01/44)		0.12%		07/01/14	36,000,120	36,000,000

						1,732,000,000

Treasury Repurchase Agreements 24.1%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $21,435,026, 0.25% - 3.88%, due 09/15/14 - 11/30/19)		0.07%		07/01/14	21,014,695	21,014,654
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $489,600,052, 0.13% - 4.63%, due 07/31/14 - 08/15/23)		0.07%		07/03/14	480,005,600	480,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $13,260,006, 1.00% - 1.38%, due 06/30/18 - 06/30/19)		0.09%		07/01/14	13,000,033	13,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $17,738,779, 0.13%, due 04/15/16)		0.05%		07/01/14	17,390,958	17,390,934

Federal Reserve Bank of New York
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $4,755,006,674, 3.63%, due 02/15/21)		0.05%		07/01/14	4,755,006,604	4,755,000,000

						5,286,405,588

Total Repurchase Agreements
(Cost $7,018,405,588)						7,018,405,588

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $22,025,705,015.

*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and

18 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 19

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$15,007,299,427
Repurchase agreements, at cost and value	+	7,018,405,588

Total investments, at cost and value (Note 2a)		22,025,705,015
Receivables:
Interest	+	8,058,444

Total assets		22,033,763,459

Liabilities

Payables:
Investments bought		100,000,000
Shareholder service fees		126,191
Accrued expenses	+	7,214

Total liabilities		100,133,405

Net Assets

Total assets		22,033,763,459
Total liabilities	−	100,133,405

Net assets		$21,933,630,054

Net Assets by Source
Capital received from investors		21,933,555,213
Net investment income not yet distributed		19,630
Net realized capital gains		55,211

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$21,933,630,054		21,934,284,910		$1.00

20 See financial notes

 Schwab Government Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$10,555,206

Expenses

Investment adviser and administrator fees		34,023,028
Shareholder service fees		44,306,870
Shareholder reports		399,688
Registration fees		386,482
Portfolio accounting fees		257,107
Custodian fees		206,625
Professional fees		46,214
Independent trustees’ fees		42,020
Transfer agent fees		10,675
Other expenses	+	203,572

Total expenses		79,882,281
Expense reduction by CSIM and its affiliates	−	69,327,075

Net expenses	−	10,555,206

Net investment income		—

Realized Gains (Losses)

Net realized gains on investments		55,211

Increase in net assets resulting from operations		$55,211

See financial notes 21

 Schwab Government Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$—	$1,648,094
Net realized gains	+	55,211	172,702

Increase in net assets from operations		55,211	1,820,796

Distributions to Shareholders

Distributions from net investment income		—	(1,648,094)

Transactions in Fund Shares*

Shares sold		48,394,814,415	89,949,887,165
Shares reinvested		—	1,539,332
Shares redeemed	+	(48,167,369,443)	(87,690,104,065)

Net transactions in fund shares		227,444,972	2,261,322,432

Net Assets

Beginning of period		21,706,129,871	19,444,634,737
Total increase	+	227,500,183	2,261,495,134

End of period		$21,933,630,054	$21,706,129,871

Net investment income not yet distributed		$19,630	$19,630

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

22 See financial notes

Schwab U.S. Treasury Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	—	[2]	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06	[3,4]	0.07	[4]	0.08	[4]	0.06	[4]	0.16	[4]	0.36	[4,5]
Gross operating expenses	0.72	[3]	0.72		0.72		0.72		0.72		0.72
Net investment income (loss)	—	[3]	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	20,193		21,894		23,526		25,876		18,004		19,509

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.35%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 23

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

92.0%	Fixed-Rate Obligations	18,580,388,618	18,580,388,618
7.8%	Variable-Rate Obligations	1,564,774,168	1,564,774,168

99.8%	Total Investments	20,145,162,786	20,145,162,786
0.2%	Other Assets and Liabilities, Net		47,614,973

100.0%	Net Assets		20,192,777,759

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 92.0% of net assets

Treasury Debt 80.1%
United States Treasury Department		0.01%		07/03/14	180,000,000	179,999,900
		0.03%		07/03/14	250,000,000	249,999,542
		0.04%		07/03/14	1,250,000,000	1,249,997,570
		0.03%		07/10/14	759,803,000	759,797,189
		0.63%		07/15/14	541,885,000	542,005,184
		0.03%		07/17/14	1,138,799,000	1,138,783,349
		0.04%		07/17/14	350,000,000	349,994,556
		0.01%		07/24/14	2,450,000,000	2,449,988,133
		0.03%		07/24/14	205,952,000	205,948,710
		0.13%		07/31/14	365,000,000	365,010,780
		2.63%		07/31/14	625,000,000	626,301,930
		0.01%		08/07/14	200,000,000	199,997,944
		0.01%		08/14/14	250,000,000	249,996,944
		0.50%		08/15/14	290,000,000	290,160,265
		4.25%		08/15/14	1,225,000,000	1,231,392,086
		0.01%		08/21/14	250,000,000	249,996,458
		0.07%		08/28/14	141,000,000	140,983,871
		0.25%		08/31/14	195,000,000	195,067,362
		2.38%		08/31/14	1,036,000,000	1,039,958,445
		0.25%		09/15/14	375,000,000	375,153,988
		0.25%		09/30/14	350,000,000	350,163,134
		2.38%		09/30/14	770,000,000	774,427,104
		0.50%		10/15/14	215,000,000	215,273,712
		0.25%		10/31/14	635,000,000	635,393,768
		0.38%		11/15/14	769,025,000	769,899,224
		4.25%		11/15/14	94,000,000	95,436,656
		0.25%		11/30/14	165,000,000	165,126,199
		2.13%		11/30/14	20,000,000	20,171,485
		2.63%		12/31/14	345,000,000	349,321,948
		0.25%		01/31/15	110,000,000	110,091,810
		4.00%		02/15/15	150,000,000	153,629,583
		0.25%		02/28/15	335,000,000	335,313,365
		2.50%		04/30/15	100,000,000	101,952,302

						16,166,734,496

24 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 11.9%
Fannie Mae		0.13%		07/23/14	75,000,000	74,994,042
		0.07%		08/26/14	1,434,000	1,433,855
		0.10%		09/24/14	7,170,000	7,168,392
		0.63%		10/30/14	50,000,000	50,079,800

Farm Credit System		0.11%		11/25/14	3,500,000	3,498,428

Federal Home Loan Bank		0.13%		07/07/14	70,930,000	70,930,228
		0.11%		07/09/14	25,000,000	24,999,389
		0.04%		07/16/14	3,605,000	3,604,940
		0.06%		07/16/14	4,825,000	4,824,879
		0.11%		07/16/14	8,590,000	8,589,606
		0.04%		07/18/14	54,800,000	54,798,973
		0.07%		07/22/14	85,700,000	85,696,501
		0.05%		07/23/14	381,620,000	381,608,339
		0.06%		07/25/14	76,586,000	76,583,192
		0.07%		07/30/14	2,700,000	2,699,859
		0.10%		07/30/14	10,000,000	9,999,194
		0.08%		08/13/14	78,000,000	77,993,012
		5.50%		08/13/14	5,185,000	5,217,619
		0.12%		08/14/14	50,000,000	49,998,399
		0.12%		08/15/14	103,300,000	103,295,806
		0.13%		08/22/14	150,000,000	150,003,099
		0.17%		08/22/14	45,000,000	45,004,338
		0.17%		08/26/14	10,000,000	10,001,120
		0.17%		08/28/14	100,000,000	100,011,112
		0.18%		08/28/14	68,000,000	68,008,414
		0.09%		09/03/14	50,000,000	49,992,000
		0.10%		09/03/14	100,000,000	99,983,111
		0.08%		09/05/14	71,000,000	70,989,587
		0.08%		09/12/14	64,730,000	64,719,499
		0.08%		09/26/14	7,165,000	7,163,615
		0.16%		10/10/14	78,840,000	78,839,517
		0.08%		10/24/14	10,858,000	10,855,225
		0.13%		11/04/14	60,000,000	59,990,367
		0.12%		11/28/14	38,650,000	38,630,675
		0.08%		12/05/14	75,000,000	74,996,312
		0.09%		12/05/14	25,000,000	24,990,733

Freddie Mac		5.00%		07/15/14	18,764,000	18,799,035
		0.06%		07/21/14	26,000,000	25,999,206
		0.07%		07/28/14	1,010,000	1,009,951
		0.14%		08/19/14	50,223,000	50,213,430
		1.00%		08/20/14	16,200,000	16,218,601
		0.09%		09/02/14	49,000,000	48,992,283
		0.15%		10/20/14	10,000,000	9,995,375
		0.08%		11/14/14	50,000,000	49,985,833
		0.17%		11/17/14	71,410,000	71,363,127
		0.32%		12/03/14	28,000,000	28,016,648
		0.09%		12/08/14	34,392,000	34,379,007
		0.14%		02/09/15	6,494,000	6,488,449

						2,413,654,122

Total Fixed-Rate Obligations
(Cost $18,580,388,618)						18,580,388,618

Variable-Rate Obligations 7.8% of net assets

Treasury Debt 7.8%
United States Treasury Department		0.07%	07/01/14	01/31/16	1,470,000,000	1,469,771,523

See financial notes 25

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.09%	07/01/14	04/30/16	95,000,000	95,002,645

Total Variable-Rate Obligations
(Cost $1,564,774,168)						1,564,774,168

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $ 20,145,162,786.

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

26 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$20,145,162,786
Cash		449
Receivables:
Interest		47,924,849
Prepaid expenses	+	8,146

Total assets		20,193,096,230

Liabilities

Payables:
Shareholder service fees		78,352
Accrued expenses	+	240,119

Total liabilities		318,471

Net Assets

Total assets		20,193,096,230
Total liabilities	−	318,471

Net assets		$20,192,777,759

Net Assets by Source
Capital received from investors		20,192,860,044
Net investment income not yet distributed		99,603
Net realized capital losses		(181,888)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$20,192,777,759		20,192,537,114		$1.00

See financial notes 27

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$6,595,252

Expenses

Investment adviser and administrator fees		32,753,614
Shareholder service fees		42,426,258
Portfolio accounting fees		255,829
Custodian fees		212,952
Shareholder reports		168,114
Registration fees		96,168
Professional fees		46,259
Independent trustees’ fees		42,214
Transfer agent fees		10,699
Other expenses	+	220,775

Total expenses		76,232,882
Expense reduction by CSIM and its affiliates	−	69,637,630

Net expenses	−	6,595,252

Net investment income		—

Realized Gains (Losses)

Net realized gains on investments		22,951

Increase in net assets resulting from operations		$22,951

28 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$—	$1,686,238
Net realized gains (losses)	+	22,951	(204,839)

Increase in net assets from operations		22,951	1,481,399

Distributions to Shareholders

Distributions from net investment income		—	(1,686,238)

Transactions in Fund Shares*

Shares sold		25,671,255,495	59,212,169,886
Shares reinvested		—	1,624,410
Shares redeemed	+	(27,372,431,018)	(60,845,781,928)

Net transactions in fund shares		(1,701,175,523)	(1,631,987,632)

Net Assets

Beginning of period		21,893,930,331	23,526,122,802
Total decrease	+	(1,701,152,572)	(1,632,192,471)

End of period		$20,192,777,759	$21,893,930,331

Net investment income not yet distributed		$99,603	$99,603

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 29

Schwab Treasury Obligations Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		6/5/12[1]–
Sweep Shares	6/30/14*		12/31/13		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	—		0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	0.00	[2]	(0.00)[2]		—

Total from investment operations	0.00	[2]	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	—		(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00		1.00		1.00

Total return (%)	—	[3]	0.01		0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[4,5]	0.09	[5]	0.16	[4,5]
Gross operating expenses	0.77	[4]	0.77		0.80	[4]
Net investment income (loss)	—	[4]	0.01		0.01	[4]
Net assets, end of period ($ x 1,000,000)	1,101		1,320		1,348

	1/1/14–		1/1/13–		4/24/12[1]–
Value Advantage Shares	6/30/14*		12/31/13		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	—		0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	0.00	[2]	(0.00)[2]		—

Total from investment operations	0.00	[2]	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	—		(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00		1.00		1.00

Total return (%)	—	[3]	0.01		0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[4,5]	0.09	[5]	0.15	[4,5]
Gross operating expenses	0.59	[4]	0.59		0.79	[4]
Net investment income (loss)	—	[4]	0.01		0.01	[4]
Net assets, end of period ($ x 1,000,000)	64		80		111

* Unaudited.

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)

30 See financial notes

 Schwab Treasury Obligations Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

61.2%	Fixed-Rate Obligations	712,577,912	712,577,912
8.1%	Variable-Rate Obligations	94,983,694	94,983,694
30.4%	Repurchase Agreements	354,404,384	354,404,384

99.7%	Total Investments	1,161,965,990	1,161,965,990
0.3%	Other Assets and Liabilities, Net		3,219,403

100.0%	Net Assets		1,165,185,393

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 61.2% of net assets

Treasury Debt 50.2%
United States Treasury Department		0.63%		07/15/14	10,000,000	10,002,134
		0.13%		07/31/14	25,000,000	25,000,395
		2.63%		07/31/14	57,000,000	57,118,096
		0.50%		08/15/14	10,000,000	10,005,526
		4.25%		08/15/14	85,000,000	85,441,905
		0.07%		08/28/14	9,000,000	8,998,971
		2.38%		08/31/14	80,000,000	80,306,967
		0.25%		09/15/14	50,000,000	50,019,986
		2.38%		09/30/14	60,000,000	60,346,324
		0.50%		10/15/14	30,000,000	30,039,016
		0.25%		10/31/14	15,000,000	15,009,394
		2.38%		10/31/14	15,000,000	15,111,532
		0.38%		11/15/14	30,000,000	30,033,257
		4.25%		11/15/14	6,000,000	6,091,701
		0.25%		11/30/14	10,000,000	10,007,648
		2.13%		11/30/14	40,000,000	40,342,969
		2.63%		12/31/14	30,000,000	30,375,542
		0.25%		01/31/15	5,000,000	5,004,173
		0.25%		02/28/15	15,000,000	15,014,319

						584,269,855

Government Agency Debt 11.0%
Fannie Mae		0.07%		08/26/14	166,000	165,983
		0.11%		11/17/14	1,200,000	1,199,490

Federal Home Loan Bank		0.04%		07/11/14	5,900,000	5,899,943
		0.04%		07/16/14	5,852,000	5,851,915
		0.04%		07/18/14	5,000,000	4,999,906
		0.05%		07/23/14	25,000,000	24,999,236
		0.08%		08/13/14	10,000,000	9,999,104
		0.13%		08/22/14	5,000,000	5,000,103
		0.17%		08/22/14	5,000,000	5,000,482
		0.18%		08/28/14	10,000,000	10,001,237

See financial notes 31

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		09/05/14	10,000,000	9,998,533
		0.23%		10/08/14	15,700,000	15,702,891
		0.08%		12/05/14	5,000,000	4,999,754

Freddie Mac		0.10%		08/26/14	500,000	499,926
		0.17%		11/17/14	4,000,000	3,997,375
		0.11%		11/19/14	5,000,000	4,997,846
		0.09%		12/08/14	15,000,000	14,994,333

						128,308,057

Total Fixed-Rate Obligations
(Cost $712,577,912)						712,577,912

Variable-Rate Obligations 8.1% of net assets

Treasury Debt 8.1%
United States Treasury Department		0.07%	07/01/14	01/31/16	90,000,000	89,983,555
		0.09%	07/01/14	04/30/16	5,000,000	5,000,139

Total Variable-Rate Obligations
(Cost $94,983,694)						94,983,694

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 30.4% of net assets

Treasury Repurchase Agreements 30.4%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $24,892,545, 0.25%, due 09/15/15)		0.07%		07/01/14	24,404,431	24,404,384
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $153,000,039, 0.25% - 3.00%, due 08/31/14 - 02/28/17)		0.07%		07/03/14	150,001,750	150,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $118,320,073, 0.25%, due 02/29/16)		0.09%		07/01/14	116,000,290	116,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $65,280,001, 1.50%, due 02/28/19)		0.05%		07/01/14	64,000,089	64,000,000

Total Repurchase Agreements
(Cost $354,404,384)						354,404,384

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $1,161,965,990.

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

32 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$807,561,606
Repurchase agreements, at cost and value	+	354,404,384

Total investments, at cost and value (Note 2a)		1,161,965,990
Cash		1
Receivables:
Interest		3,344,546
Fund shares sold		2,291
Prepaid expenses	+	1,126

Total assets		1,165,313,954

Liabilities

Payables:
Investment adviser and administrator fees		4,232
Fund shares redeemed		90,002
Accrued expenses	+	34,327

Total liabilities		128,561

Net Assets

Total assets		1,165,313,954
Total liabilities	−	128,561

Net assets		$1,165,185,393

Net Assets by Source
Capital received from investors		1,165,185,104
Net realized capital gains		289

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,101,206,625		1,101,206,314		$1.00
Value Advantage Shares	$63,978,768		63,978,790		$1.00

See financial notes 33

 Schwab Treasury Obligations Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$498,229

Expenses

Investment adviser and administrator fees		2,243,217
Shareholder service fees:
Sweep Shares		2,475,762
Value Advantage Shares		78,265
Registration fees		58,597
Portfolio accounting fees		50,577
Transfer agent fees		20,741
Custodian fees		15,796
Independent trustees’ fees		14,754
Shareholder reports		13,141
Professional fees		12,558
Other expenses	+	13,064

Total expenses		4,996,472
Expense reduction by CSIM and its affiliates	−	4,498,243

Net expenses	−	498,229

Net investment income		—

Realized Gains (Losses)

Net realized gains on investments		3,420

Increase in net assets resulting from operations		$3,420

34 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$—	$112,491
Net realized gains (losses)	+	3,420	(3,131)

Increase in net assets from operations		3,420	109,360

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		—	(104,883)
Value Advantage Shares	+	—	(7,608)

Total distributions from net investment income		—	(112,491)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		1,847,724,467	5,116,936,058
Value Advantage Shares	+	4,968,928	85,350,936

Total shares sold		1,852,693,395	5,202,286,994

Shares Reinvested
Sweep Shares		—	102,028
Value Advantage Shares	+	—	6,388

Total shares reinvested		—	108,416

Shares Redeemed
Sweep Shares		(2,066,809,603)	(5,145,093,602)
Value Advantage Shares	+	(20,899,743)	(116,854,588)

Total shares redeemed		(2,087,709,346)	(5,261,948,190)

Net transactions in fund shares		(235,015,951)	(59,552,780)

Net Assets

Beginning of period		1,400,197,924	1,459,753,835
Total decrease	+	(235,012,531)	(59,555,911)

End of period		$1,165,185,393	$1,400,197,924

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 35

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Investor Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.01		0.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.25	[5]	0.28	[5,6]	0.26	[5]	0.33	[5]	0.43	[5,7]
Gross operating expenses	0.58	[4]	0.58		0.57	[6]	0.57		0.56		0.59
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.27
Net assets, end of period ($ x 1,000,000)	7,717		8,425		9,930		11,576		15,291		23,242

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Select Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.03		0.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.25	[5]	0.27	[5,6]	0.26	[5]	0.32	[5]	0.35	[5,7]
Gross operating expenses	0.48	[4]	0.48		0.47	[6]	0.47		0.46		0.49
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.03		0.35
Net asset, end of period ($ x 1,000,000)	1,164		1,238		1,403		1,871		2,617		4,091

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.40% for Investor Shares and 0.31% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

36 See financial notes

 Schwab Value Advantage Money Fund

Financial Highlights continued

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Institutional Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.02		0.05		0.04		0.11		0.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.23	[5]	0.24	[5,6]	0.23	[5]	0.24	[5]	0.28	[5,7]
Gross operating expenses	0.37	[4]	0.37		0.36	[6]	0.36		0.35		0.38
Net investment income (loss)	0.01	[4]	0.02		0.04		0.04		0.10		0.42
Net assets, end of period ($ x 1,000,000)	886		968		1,264		1,524		2,160		3,087

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Institutional Prime Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.05		0.08		0.06		0.14		0.42

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5]	0.21	[5]	0.21	[5,6]	0.21	[5]	0.21	[5]	0.25	[5,7]
Gross operating expenses	0.35	[4]	0.35		0.34	[6]	0.34		0.33		0.35
Net investment income (loss)	0.01	[4]	0.05		0.08		0.06		0.14		0.43
Net assets, end of period ($ x 1,000,000)	1,876		2,191		1,923		1,416		1,975		2,185

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.37% for Institutional Shares and 0.35% for Institutional Prime Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 37

 Schwab Value Advantage Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.5%	Fixed-Rate Obligations	6,582,681,093	6,582,681,093
17.5%	Variable-Rate Obligations	2,036,727,589	2,036,727,589
25.9%	Repurchase Agreements	3,010,521,265	3,010,521,265

99.9%	Total Investments	11,629,929,947	11,629,929,947
0.1%	Other Assets and Liabilities, Net		13,333,711

100.0%	Net Assets		11,643,263,658

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.5% of net assets

Asset Backed Commercial Paper 7.3%
Atlantic Asset Securitization, LLC	a,b,c	0.08%		07/03/14	50,000,000	49,999,778

Bennington Stark Capital Co, LLC	a,b,c	0.32%		09/02/14	34,000,000	33,980,960

CAFCO, LLC	a,b,c	0.23%		09/05/14	30,000,000	29,987,350

Cancara Asset Securitisation, LLC	a,b,c	0.26%		07/31/14	21,000,000	20,995,450

Charta, LLC	a,b,c	0.24%		08/12/14	76,000,000	75,978,720
	a,b,c	0.24%		08/18/14	1,000,000	999,680

Ciesco, LLC	a,b,c	0.25%		08/04/14	11,000,000	10,997,403
	a,b,c	0.23%		09/05/14	43,000,000	42,981,868
	a,b,c	0.25%		12/15/14	24,000,000	23,972,167

Collateralized Commercial Paper Co, LLC	a,b	0.30%		08/05/14	20,000,000	19,994,167
	a,b	0.27%		10/28/14	78,000,000	77,930,385
	a,b	0.27%		10/30/14	45,000,000	44,959,162

Collateralized Commercial Paper II Co, LLC	b,c	0.30%		07/24/14	24,000,000	23,995,400

CRC Funding, LLC	a,b,c	0.23%		11/03/14	14,000,000	13,988,819

Crown Point Capital Co, LLC	a,b,c	0.22%		07/08/14	23,000,000	22,999,016
	a,b,c	0.22%		07/14/14	48,000,000	47,996,187

Gemini Securitization Corp, LLC	a,b,c	0.12%		07/03/14	18,000,000	17,999,880
	a,b,c	0.35%		09/30/14	51,000,000	50,954,879

Lexington Parker Capital Co, LLC	a,b,c	0.22%		08/04/14	5,000,000	4,998,961

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.17%		07/01/14	1,000,000	1,000,000

38 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		08/19/14	45,711,000	45,698,556

Old Line Funding, LLC	a,b,c	0.23%		12/15/14	11,000,000	10,988,264

Ridgefield Funding Co, LLC	a,b,c	0.23%		07/16/14	46,000,000	45,995,592
	a,b,c	0.25%		08/05/14	44,000,000	43,989,305

Sheffield Receivables Corp	a,b,c	0.20%		08/14/14	2,000,000	1,999,511
	a,b,c	0.19%		08/18/14	18,000,000	17,995,440
	a,b,c	0.20%		08/19/14	2,400,000	2,399,347
	a,b,c	0.20%		08/25/14	7,000,000	6,997,861
	a,b,c	0.19%		09/11/14	18,000,000	17,993,160
	a,b,c	0.19%		09/12/14	10,000,000	9,996,147

Thunder Bay Funding, LLC	a,b,c	0.22%		09/22/14	32,000,000	31,983,769

						852,747,184

Financial Company Commercial Paper 6.6%
Barclays US Funding Corp	a	0.21%		08/19/14	4,000,000	3,998,857
	a	0.29%		09/30/14	7,000,000	6,994,869

BPCE SA	c	0.22%		09/08/14	64,000,000	63,973,013

Caisse des Depots et Consignations	c	0.20%		12/17/14	51,000,000	50,952,117

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	75,000,000	74,942,500
	a	0.30%		12/01/14	10,000,000	9,987,250

JP Morgan Securities, LLC		0.40%		08/26/14	71,000,000	70,955,822

Lloyds Bank, PLC		0.19%		10/07/14	42,000,000	41,978,277

Nationwide Building Society		0.20%		07/07/14	78,000,000	77,997,400
		0.20%		07/21/14	14,000,000	13,998,444
		0.20%		09/15/14	7,000,000	6,997,044
		0.21%		10/02/14	13,000,000	12,992,947

NRW.BANK		0.08%		07/01/14	20,000,000	20,000,000

Oversea-Chinese Banking Corp, Ltd		0.19%		08/20/14	65,000,000	64,982,847
		0.25%		11/05/14	26,000,000	25,977,069

PNC Bank, NA		0.30%		11/06/14	47,000,000	47,000,000
		0.30%		12/12/14	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.27%		07/14/14	2,000,000	1,999,805
		0.27%		07/16/14	5,000,000	4,999,438
		0.26%		10/03/14	26,000,000	25,982,349
		0.25%		10/14/14	2,096,000	2,094,472

State Street Corp		0.21%		12/08/14	57,000,000	56,946,800

Swedbank AB		0.25%		10/20/14	22,000,000	21,983,042
		0.26%		10/21/14	37,000,000	36,970,647

						764,705,009

Other Commercial Paper 0.9%
Automatic Data Processing, Inc	c	0.05%		07/01/14	77,000,000	77,000,000

General Electric Co		0.06%		07/07/14	25,000,000	24,999,750

See financial notes 39

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sunshine State Government Financing Commission
CP Revenue Taxable Notes Series H	a	0.20%		10/09/14	7,230,000	7,230,000

						109,229,750

Certificate of Deposit 35.1%
Abbey National Treasury Services PLC	a	0.10%		07/01/14	48,000,000	48,000,000
	a	0.10%		07/02/14	8,000,000	8,000,000

Bank of Montreal		0.10%		07/11/14	48,000,000	48,000,000
		0.20%		12/09/14	19,000,000	18,999,150

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		07/01/14	6,000,000	6,000,000
		0.25%		07/22/14	55,000,000	55,000,000
		0.29%		10/08/14	18,000,000	18,000,000
		0.25%		11/24/14	18,000,000	18,000,000
		0.25%		12/01/14	40,000,000	40,000,000
		0.30%		03/03/15	59,000,000	59,000,000

Barclays Bank PLC		0.30%		07/21/14	91,000,000	91,000,000
		0.29%		09/29/14	68,000,000	68,000,000
		0.43%		10/01/14	56,000,000	56,000,000

BNP Paribas		0.30%		08/20/14	98,000,000	98,000,000
		0.47%		08/25/14	57,000,000	57,000,000
		0.30%		09/03/14	17,000,000	17,000,000
		0.30%		10/02/14	13,000,000	13,000,000

Branch Banking & Trust Co		0.13%		08/25/14	38,000,000	38,000,000

Canadian Imperial Bank of Commerce		0.06%		07/07/14	155,000,000	155,000,000

Chase Bank USA, NA		0.38%		12/05/14	87,000,000	87,000,000
		0.38%		01/02/15	13,000,000	13,000,000

Citibank, NA		0.23%		08/25/14	25,000,000	25,000,000
		0.23%		09/19/14	53,000,000	53,000,000
		0.23%		09/25/14	64,000,000	64,000,000
		0.20%		10/03/14	43,000,000	43,000,000
		0.23%		11/03/14	22,000,000	22,000,000

Credit Agricole SA		0.23%		09/11/14	51,000,000	51,000,000

Credit Suisse AG		0.24%		09/05/14	20,000,000	20,000,000
		0.24%		09/11/14	68,000,000	68,000,000
		0.24%		09/15/14	37,000,000	37,000,000
		0.22%		09/26/14	34,000,000	34,000,000
		0.27%		10/07/14	38,000,000	38,000,000

Deutsche Bank AG		0.27%		07/17/14	99,000,000	99,000,000
		0.28%		08/12/14	1,000,000	1,000,000
		0.29%		10/15/14	27,000,000	27,000,000
		0.32%		10/24/14	10,000,000	10,000,000
		0.45%		11/21/14	85,000,000	85,000,000

DNB Bank ASA		0.22%		01/05/15	30,000,000	30,000,000

HSBC Bank USA		0.21%		11/19/14	58,000,000	58,000,000

ING Bank NV		0.30%		09/18/14	24,000,000	24,000,000
		0.33%		10/01/14	30,000,000	30,000,000
		0.46%		10/28/14	68,000,000	68,000,000
		0.31%		11/03/14	28,000,000	28,000,000

40 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JPMorgan Chase Bank, NA		0.37%		07/29/14	73,000,000	73,000,000
		0.35%		08/06/14	74,000,000	74,000,000
		0.38%		01/02/15	27,000,000	27,000,000
		0.32%		02/03/15	78,000,000	78,000,000

Lloyds Bank PLC		0.37%		10/28/14	123,000,000	123,000,000
		0.48%		03/17/15	25,000,000	25,000,000
		0.48%		03/18/15	22,000,000	22,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		07/09/14	61,000,000	61,000,000
		0.25%		10/23/14	50,000,000	50,000,000
		0.25%		11/05/14	7,000,000	7,000,000
		0.25%		11/24/14	51,000,000	51,000,000

Mizuho Bank, Ltd		0.25%		07/14/14	35,000,000	35,000,000
		0.21%		08/06/14	42,000,000	42,000,000
		0.25%		08/08/14	40,000,000	40,000,000

Natixis SA		0.11%		07/03/14	49,000,000	49,000,000
		0.25%		07/31/14	20,000,000	20,000,000
		0.22%		08/05/14	37,000,000	37,000,000
		0.22%		08/06/14	4,000,000	4,000,000

Oversea-Chinese Banking Corp, Ltd		0.25%		10/08/14	27,000,000	27,000,000

Rabobank Nederland		0.25%		07/02/14	97,000,000	97,000,000
		0.23%		01/26/15	59,000,000	59,000,000

Skandinaviska Enskilda Banken AB		0.25%		09/03/14	4,000,000	4,000,000
		0.26%		09/25/14	25,000,000	25,000,000
		0.24%		12/12/14	3,000,000	3,000,000
		0.24%		12/16/14	2,000,000	2,000,000

State Street Bank & Trust Company, NA		0.21%		12/09/14	87,000,000	87,000,000
		0.22%		01/21/15	30,000,000	30,000,000

Sumitomo Mitsui Banking Corp		0.21%		07/25/14	27,000,000	27,000,000
		0.21%		08/01/14	11,000,000	11,000,000
		0.21%		08/13/14	44,000,000	44,000,000
		0.25%		09/03/14	69,000,000	69,000,000
		0.25%		09/10/14	24,000,000	24,000,000
		0.21%		09/25/14	11,000,000	11,000,000
		0.29%		10/09/14	13,000,000	13,000,000
		0.30%		10/14/14	33,000,000	33,000,000
		0.30%		11/13/14	2,000,000	2,000,000
		0.37%		02/06/15	40,000,000	40,000,000
		0.37%		02/10/15	6,000,000	6,000,000
		0.30%		03/09/15	34,000,000	34,000,000
		0.30%		03/12/15	27,000,000	27,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		08/11/14	50,000,000	50,000,000
		0.21%		09/12/14	21,000,000	21,000,000
		0.20%		09/22/14	31,000,000	31,000,000
		0.21%		09/23/14	19,000,000	19,000,000
		0.21%		09/25/14	29,000,000	29,000,000
		0.20%		10/01/14	77,000,000	77,000,000
		0.21%		10/06/14	6,000,000	6,000,000

Toronto-Dominion Bank		0.07%		07/02/14	59,000,000	59,000,000
		0.07%		07/07/14	105,000,000	105,000,000
		0.22%		01/23/15	213,000,000	213,000,000

UBS AG		0.18%		09/26/14	64,000,000	64,000,000

						4,093,999,150

See financial notes 41

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Instrument 3.9%
Australia & New Zealand Banking Group, Ltd		0.12%		07/03/14	40,000,000	40,000,000
		0.10%		07/07/14	37,000,000	37,000,000

Bank of Montreal		0.08%		07/01/14	134,000,000	134,000,000
		0.06%		07/03/14	90,000,000	90,000,000

Citibank, NA		0.11%		07/02/14	15,000,000	15,000,000

Skandinaviska Enskilda Banken AB		0.06%		07/03/14	59,000,000	59,000,000

Swedbank AB		0.07%		07/03/14	75,000,000	75,000,000

						450,000,000

Other Note 2.7%
Bank of America, NA		0.26%		07/22/14	101,000,000	101,000,000
		0.26%		08/15/14	3,000,000	3,000,000
		0.26%		08/18/14	86,000,000	86,000,000
		0.26%		08/29/14	50,000,000	50,000,000
		0.25%		10/20/14	44,000,000	44,000,000
		0.24%		12/08/14	15,000,000	15,000,000
		0.24%		12/10/14	13,000,000	13,000,000

						312,000,000

Total Fixed-Rate Obligations
(Cost $6,582,681,093)						6,582,681,093

Variable-Rate Obligations 17.5% of net assets

Asset Backed Commercial Paper 0.4%
Old Line Funding, LLC	a,b,c	0.21%	07/07/14	12/05/14	40,000,000	40,000,000

Financial Company Commercial Paper 1.7%
Commonwealth Bank of Australia		0.22%	07/03/14	11/26/14	10,000,000	10,000,000
		0.22%	07/09/14	01/09/15	20,500,000	20,500,000
		0.22%	07/21/14	01/16/15	111,000,000	111,000,000

Westpac Banking Corp	c	0.25%	07/01/14	01/12/15	30,000,000	30,000,000
	c	0.24%	07/14/14	06/12/15	30,000,000	30,000,000

						201,500,000

Certificate of Deposit 10.0%
Abbey National Treasury Services PLC	a	0.30%	07/07/14	08/04/14	59,000,000	59,000,000

Bank of Nova Scotia		0.22%	07/09/14	09/09/14	59,000,000	59,000,000

Commonwealth Bank of Australia		0.23%	07/25/14	02/25/15	60,000,000	60,000,000
		0.24%	07/21/14	06/19/15	40,000,000	40,000,000

Mitsubishi UFJ Trust & Banking Corp		0.21%		07/23/14	108,000,000	108,000,000

Royal Bank of Canada		0.23%	07/07/14	03/04/15	28,000,000	28,000,000

Toronto-Dominion Bank		0.22%	07/16/14	06/16/15	17,000,000	17,000,000
		0.22%	07/17/14	06/17/15	70,000,000	70,000,000

Wells Fargo Bank, NA		0.22%	07/10/14	01/09/15	147,000,000	147,000,000
		0.22%	07/14/14	01/14/15	180,000,000	180,000,000
		0.22%	07/02/14	05/01/15	43,000,000	43,000,000

42 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%	07/21/14	05/20/15	58,000,000	58,000,000

Westpac Banking Corp		0.25%	07/01/14	10/29/14	137,000,000	137,000,000
		0.22%	07/28/14	03/27/15	52,000,000	52,000,000
		0.23%	07/07/14	05/05/15	100,000,000	100,000,000

						1,158,000,000

Government Agency Debt 3.0%
Freddie Mac		0.23%	07/10/14	05/10/15	350,000,000	350,000,000

Treasury Debt 0.7%
United States Treasury Department		0.07%	07/01/14	01/31/16	86,000,000	85,977,541

Other Note 1.6%
Bank of America, NA		0.35%	07/07/14	03/05/15	34,000,000	34,000,000

Commonwealth Bank of Australia	c	0.53%	07/28/14	08/27/14	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.35%	07/22/14	07/22/15	50,000,000	50,000,000

Wells Fargo Bank, NA		0.32%	09/15/14	07/15/15	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						189,510,048

Variable Rate Demand Note 0.1%
EMF LLC
Bonds (One Workplace) Series 2012	a	0.18%		07/07/14	4,275,000	4,275,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		07/07/14	2,465,000	2,465,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.09%		07/01/14	5,000,000	5,000,000

						11,740,000

Total Variable-Rate Obligations
(Cost $2,036,727,589)						2,036,727,589

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.9% of net assets

Government Agency Repurchase Agreements* 8.4%
Bank of Nova Scotia
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $21,512,599, 1.63% - 4.00%, due 06/30/19 - 10/20/43)		0.10%		07/01/14	21,000,058	21,000,000

Barclays Capital, Inc
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $40,950,001, 3.00% - 4.00%, due 06/15/39 - 06/20/44)		0.05%		07/03/14	39,000,379	39,000,000

See financial notes 43

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $26,780,000, 2.42% - 3.03%, due 12/01/36 - 08/01/43)		0.08%		07/01/14	26,000,058	26,000,000
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $134,015,685, 2.41% - 4.50%, due 01/20/42 - 04/20/44)		0.11%		07/01/14	130,000,397	130,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $10,400,000, 3.00%, due 01/20/43)		0.15%		07/01/14	10,000,042	10,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $203,840,000, 2.00% - 6.50%, due 01/16/40 - 05/20/44)		0.08%		07/02/14	196,003,049	196,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $42,640,001, 3.00%, due 01/20/40)		0.08%		07/03/14	41,000,638	41,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $12,480,001, 3.50% - 6.00%, due 09/15/36 - 04/15/39)		0.10%		07/03/14	12,000,200	12,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $88,740,001, 4.00%, due 10/20/40 - 05/20/44)		0.07%		07/02/14	87,001,184	87,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $38,760,000, 3.50% - 5.50%, due 06/20/34 - 05/20/44)		0.07%		07/03/14	38,000,517	38,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $26,520,000, 3.50% - 6.00%, due 12/20/26 - 04/20/44)		0.08%		07/03/14	26,000,347	26,000,000
Issued 06/30/14, repurchase date 07/07/14 (Collateralized by U.S. Government Agency Securities valued at $32,640,001, 3.50% - 6.00%, due 10/15/25 - 06/20/44)		0.07%		07/07/14	32,000,436	32,000,000

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $31,930,000, 3.00% - 3.50%, due 04/01/32 - 07/01/42)		0.10%		07/01/14	31,000,086	31,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $21,630,001, 2.25% - 5.32%, due 09/20/60 - 03/20/64)		0.10%		07/01/14	21,000,058	21,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $235,870,001, 2.00% - 4.70%, due 10/20/39 - 12/20/62)		0.07%		07/02/14	229,003,117	229,000,000

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $29,741,809, 0.00% - 8.88%, due 10/23/14 - 06/01/44)		0.12%		07/01/14	29,000,097	29,000,000

Morgan Stanley & Co. LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $8,160,001, 4.50%, due 11/01/30)		0.12%		07/01/14	8,000,027	8,000,000

						976,000,000

44 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreements 13.5%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $10,200,031, 2.25%, due 07/31/18)		0.07%		07/01/14	10,000,019	10,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $44,880,044, 1.00% - 2.13%, due 03/31/17 - 08/31/20)		0.07%		07/03/14	44,000,513	44,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $7,140,036, 0.63% - 0.88%, due 12/31/17 - 07/15/21)		0.09%		07/01/14	7,000,018	7,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $8,691,713, 6.25%, due 05/15/30)		0.05%		07/01/14	8,521,277	8,521,265

Federal Reserve Bank of New York
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $1,504,002,134, 4.38%, due 05/15/40)		0.05%		07/01/14	1,504,002,089	1,504,000,000

						1,573,521,265

Other Repurchase Agreements** 4.0%
BNP Paribas Prime Brokerage, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,100,114)	a	0.24%		07/02/14	2,000,093	2,000,000

BNP Paribas Securities Corp
Issued 05/20/14, repurchase date 07/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,529,170, 3.55% - 6.00%, due 09/01/17 - 03/01/22)		0.25%		07/07/14	10,003,333	10,000,000
Issued 05/22/14, repurchase date 07/24/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,700,000, 0.39% - 9.75%, due 02/15/20 - 11/25/36)		0.41%		07/07/14	18,009,430	18,000,000

Credit Suisse Securities (USA), LLC
Issued 04/02/14, repurchase date 07/08/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,503,516, 6.02% - 6.08%, due 06/11/50 - 02/10/51)	d	0.65%		07/08/14	10,017,514	10,000,000
Issued 04/04/14, repurchase date 07/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $40,251,707, 0.65% - 6.46%, due 01/01/35 - 09/15/45)	d	0.65%		07/15/14	35,064,458	35,000,000
Issued 04/09/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,001,077, 5.54% - 6.05%, due 09/15/39 - 06/10/49)	d	0.65%		07/21/14	40,074,389	40,000,000
Issued 04/15/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,653,579, 5.24% - 6.08%, due 06/12/47 - 06/11/50)	d	0.65%		07/21/14	11,019,265	11,000,000

See financial notes 45

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 04/16/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,402,640, 0.45% - 6.35%, due 07/25/30 - 06/13/50)	d	0.65%		07/21/14	56,097,067	56,000,000
Issued 05/23/14, repurchase date 09/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,554,322, 2.18% - 6.38%, due 10/25/31 - 02/12/51)	d	0.65%		09/04/14	57,107,033	57,000,000

JP Morgan Securities, LLC
Issued 06/17/14, repurchase date 12/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,113,680, 1.00% - 8.63%, due 11/15/15 - 08/12/49)	d	0.61%		09/29/14	54,095,160	54,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/22/14, repurchase date 08/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $193,200,000, 0.00% - 10.25%, due 04/15/15 - 12/15/99)	d	0.57%		08/04/14	168,196,840	168,000,000

						461,000,000

Total Repurchase Agreements
(Cost $3,010,521,265)						3,010,521,265

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $11,629,929,947.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,056,788,600 or 9.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $436,510,048 or 3.7% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

46 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$8,619,408,682
Repurchase agreements, at cost and value	+	3,010,521,265

Total investments, at cost and value (Note 2a)		11,629,929,947
Cash		1
Receivables:
Fund shares sold		20,248,765
Interest		4,460,559
Prepaid expenses	+	16,757

Total assets		11,654,656,029

Liabilities

Payables:
Investment adviser and administrator fees		176,757
Shareholder service fees		23,143
Fund shares redeemed		10,927,646
Distributions to shareholders		44,726
Accrued expenses	+	220,099

Total liabilities		11,392,371

Net Assets

Total assets		11,654,656,029
Total liabilities	−	11,392,371

Net assets		$11,643,263,658

Net Assets by Source
Capital received from investors		11,645,189,946
Net realized capital losses		(1,926,288)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$7,717,267,263		7,717,217,761		$1.00
Select Shares	$1,164,356,358		1,164,349,294		$1.00
Institutional Shares	$886,106,018		886,100,094		$1.00
Institutional Prime Shares	$1,875,534,019		1,875,522,387		$1.00

See financial notes 47

 Schwab Value Advantage Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$13,609,515

Expenses

Investment adviser and administrator fees		19,464,578
Shareholder service fees:
Investor Shares		9,983,733
Select Shares		895,740
Institutional Shares		184,549
Institutional Prime Shares		211,197
Registration fees		207,802
Portfolio accounting fees		173,114
Custodian fees		170,268
Shareholder reports		81,552
Transfer agent fees		41,265
Professional fees		36,387
Independent trustees’ fees		30,160
Other expenses	+	133,420

Total expenses		31,613,765
Expense reduction by CSIM and its affiliates	−	18,651,838

Net expenses	−	12,961,927

Net investment income		647,588

Realized Gains (Losses)

Net realized gains on investments		20,500

Increase in net assets resulting from operations		$668,088

48 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$647,588	$2,258,927
Net realized gains	+	20,500	31,031

Increase in net assets from operations		668,088	2,289,958

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(399,348)	(912,646)
Select Shares		(59,716)	(129,868)
Institutional Shares		(46,137)	(278,364)
Institutional Prime Shares	+	(142,387)	(938,049)

Total distributions from net investment income		(647,588)	(2,258,927)

Transactions in Fund Shares*

Shares Sold
Investor Shares		514,815,976	1,528,792,448
Select Shares		195,965,222	481,981,314
Institutional Shares		251,649,089	752,533,146
Institutional Prime Shares	+	642,755,959	1,588,209,710

Total shares sold		1,605,186,246	4,351,516,618

Shares Reinvested
Investor Shares		344,338	850,179
Select Shares		49,748	117,522
Institutional Shares		39,067	250,670
Institutional Prime Shares	+	111,619	772,192

Total shares reinvested		544,772	1,990,563

Shares Redeemed
Investor Shares		(1,223,139,975)	(3,034,904,832)
Select Shares		(269,988,378)	(646,777,475)
Institutional Shares		(333,993,090)	(1,048,872,546)
Institutional Prime Shares	+	(958,180,397)	(1,321,430,274)

Total shares redeemed		(2,785,301,840)	(6,051,985,127)

Net transactions in fund shares		(1,179,570,822)	(1,698,477,946)

Net Assets

Beginning of period		12,822,813,980	14,521,260,895
Total decrease	+	(1,179,550,322)	(1,698,446,915)

End of period		$11,643,263,658	$12,822,813,980

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 49

 Schwab Taxable Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Effective October 4, 2013, Schwab Treasury Obligations Money Fund closed to new investors.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to

50

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

 51

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

As of June 30, 2014, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:

Schwab Government Money Fund	$7,018,405,588
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	354,404,384
Schwab Value Advantage Money Fund	3,010,521,265

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

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 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the

 53

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

54

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and sweep shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Schwab Government Money Fund	0.25%	0.15%
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Institutional Shares	0.04%	n/a
Institutional Prime Shares	0.02%	n/a

 55

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:

Schwab Government Money Fund*	0.75%
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and its affiliates have agreed to limit the fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2016.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund’s or share class’s average daily net assets.

During the period ended June 30, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab Government Money Fund	$69,327,075	$3,887,526
Schwab U.S. Treasury Money Fund	69,637,630	16,305,793
Schwab Treasury Obligations Money Fund	4,498,243	1,042,352
Schwab Value Advantage Money Fund	18,651,838	9,834,853

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time

56

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab Government Money Fund	$83,766,891	$92,350,176	$113,403,754	$65,439,549	$354,960,370
Schwab U.S. Treasury Money Fund	106,070,367	113,232,994	110,327,343	53,331,837	382,962,541
Schwab Treasury Obligations Money Fund
Sweep Shares	—	1,085,366	7,200,865	3,335,301	11,621,532
Value Advantage Shares	—	91,687	315,591	120,590	527,868
Schwab Value Advantage Money Fund
Investor Shares	20,645,844	14,891,415	15,292,609	8,073,725	58,903,593
Select Shares	1,261,119	677,636	879,845	610,347	3,428,947
Institutional Shares	201,204	—	65,344	125,480	392,028
Institutional Prime Shares	—	—	—	7,433	7,433

As of December 31, 2013, recoupable waivers expired as follows:

Schwab Government Money Fund	$65,865,111
Schwab U.S. Treasury Money Fund	74,589,172
Schwab Value Advantage Money Fund
Investor Shares	15,099,405

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

 57

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund	Money Fund

December 31, 2017	$—	$—	$—	$1,946,788
No expiration*	—	204,839	3,131	—

Total	$—	$204,839	$3,131	$1,946,788

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and had capital losses utilized as follows:

Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$—	$31,031

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

58

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund and Schwab Treasury Obligations Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Funds operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual

 59

funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

60

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 61

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

62

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 63

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

64

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 65

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32957-09
00120317

Semiannual report dated June 30, 2014, enclosed.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2014

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six-month reporting period ended June 30, 2014, yields on municipal money market securities reached their lowest levels in more than 20 years.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund. These funds are designed to offer stability of capital, liquidity, and income, and are part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on municipal money market securities reached their lowest levels in more than 20 years. With moderate economic improvements, the Federal Reserve began reducing some of its stimulative policies in January, but provided reassurances that low short-term interest rates remained necessary for the time being. Meanwhile, the supply of municipal securities declined as municipalities issued fewer securities due partly to fiscal belt tightening in recent years and overall economic improvements, placing downward pressure on yields.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fund™

The Schwab Municipal Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) that was conservatively longer than many of the fund’s peers. As one-year muni note supply rose during June, the fund’s WAM was extended. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively buying securities such as tender option bonds. Reflecting these strategies, the fund’s WAM started the period at 41 days and ended at approximately 44 days.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	71.9%
8-30 Days	3.5%
31-60 Days	6.9%
61-90 Days	2.4%
91-180 Days	6.5%
More than 180 Days	8.8%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	44 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	41%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	27.9%
Variable Rate Demand Obligations	45.2%
Commercial Paper	13.2%
Fixed Rate Notes	10.7%
Other	3.0%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	16.7%
New York	8.8%
California	8.4%
Illinois	6.6%
Florida	6.3%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fundtm
	Sweep	Value Advantage	Select	Institutional
	Shares	Shares®	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	**	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.09%	-0.19%	-0.30%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.49%, 0.35%, 0.25%, and 0.15% to the seven-day yields of the Sweep Shares, Value Advantage Shares, Select Shares, and Institutional Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab Municipal Money Fundtm 5

Schwab AMT Tax-Free Money Fund™

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while conservatively managing the fund’s weighted average maturity (WAM) as conditions evolved. The fund’s WAM started the six months at 45 days and ended the period at 47 days, a position that was longer than many of the fund’s peers. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification throughout the period by selectively buying securities such as tender option bonds.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	66.0%
8-30 Days	3.0%
31-60 Days	9.1%
61-90 Days	2.6%
91-180 Days	9.9%
More than 180 Days	9.4%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	47 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	37%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	38.3%
Variable Rate Demand Obligations	30.6%
Commercial Paper	16.3%
Fixed Rate Notes	10.5%
Other	4.3%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	14.7%
New York	11.3%
California	10.1%
Illinois	6.8%
Alabama	6.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.11%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% and 0.34% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab AMT Tax-Free Money Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50
Value Advantage Shares®
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50
Select Shares®
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50
Institutional Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50
Value Advantage Shares®
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.02		0.19

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.15	[4]	0.22	[4]	0.29	[4]	0.35	[4]	0.54	[4,5]
Gross operating expenses	0.68	[3]	0.68		0.68		0.68		0.68		0.70
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.18
Net assets, end of period ($ x 1,000,000)	10,674		11,243		11,721		10,220		9,857		10,303

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.02		0.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.16	[4]	0.22	[4]	0.30	[4]	0.34	[4]	0.46	[4,5]
Gross operating expenses	0.55	[3]	0.55		0.55		0.55		0.55		0.57
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.29
Net assets, end of period ($ x 1,000,000)	663		717		815		918		1,205		1,954

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Municipal Money Fund

Financial Highlights continued

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Select Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.02		0.02		0.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.16	[4]	0.22	[4]	0.29	[4]	0.34	[4]	0.37	[4,5]
Gross operating expenses	0.55	[3]	0.55		0.55		0.55		0.55		0.57
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.35
Net asset, end of period ($ x 1,000,000)	369		403		467		517		712		1,389

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Institutional Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.07		0.13		0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.16	[4]	0.22	[4]	0.24	[4]	0.24	[4]	0.27	[4,5]
Gross operating expenses	0.55	[3]	0.55		0.55		0.55		0.55		0.57
Net investment income (loss)	0.01	[3]	0.01		0.01		0.07		0.12		0.47
Net assets, end of period ($ x 1,000,000)	1,144		1,161		1,389		2,080		2,833		3,750

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.35% for Select Shares and 0.24% for Institutional Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

28.5%	Fixed-Rate Securities	3,663,690,251	3,663,690,251
74.3%	Variable-Rate Securities	9,541,561,958	9,541,561,958

102.8%	Total Investments	13,205,252,209	13,205,252,209
(2.8%)	Other Assets and Liabilities, Net		(355,608,616)

100.0%	Net Assets		12,849,643,593

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 28.5% of net assets

Alabama 0.4%
Huntsville Health Care Auth
CP		0.10%		10/03/14	15,000,000	15,000,000

CP		0.11%		10/07/14	17,500,000	17,500,000

CP		0.11%		12/04/14	22,500,000	22,500,000

						55,000,000

Alaska 0.1%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.13%		09/25/14	10,580,000	10,580,000

Arizona 0.1%
Arizona Board of Regents
COP (Northern Arizona Univ) Series 2004 (ESCROW)		5.13%		09/01/14	1,735,000	1,749,618

Phoenix Civic Improvement Corp
Airport CP Series 2011A1 (LOC: Bank of America, NA)		0.08%		10/01/14	7,000,000	7,000,000

						8,749,618

California 5.5%
California
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		09/03/14	20,000,000	20,000,000

GO Refunding Bonds		4.00%		02/01/15	200,000	204,338

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.15%		09/18/14	13,610,000	13,610,000

California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	28,275,000	28,275,000

RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	4,500,000	4,500,000

RB (Kaiser Permanente) Series 2006E		0.14%		02/05/15	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2006E		0.14%		03/02/15	19,435,000	19,435,000

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		12/02/14	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.14%		02/04/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.19%		09/04/14	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004I		0.13%		12/03/14	4,900,000	4,900,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004K		0.13%		11/05/14	20,800,000	20,800,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/06/15	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		12/02/14	23,000,000	23,000,000

RB (Kaiser Permanente) Series 2008B		0.18%		08/07/14	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		01/07/15	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2008C		0.17%		07/17/14	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		10/10/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B6		0.18%		07/09/14	31,000,000	31,000,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.24%		07/31/14	25,140,000	25,140,000

East Bay Municipal Utility District
Water System Extendible CP		0.10%	10/07/14	03/07/15	11,300,000	11,300,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.16%		06/11/15	9,690,000	9,690,000

Los Angeles
TRAN 2014	c	1.50%		06/25/15	90,000,000	91,197,000

Los Angeles Cnty
TRAN 2014-2015	c	1.50%		06/30/15	50,650,000	51,345,931

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		08/20/14	6,878,000	6,878,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		09/08/14	10,000,000	10,000,000

Napa Valley USD
GO Bonds Series 2009C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	7,350,000	7,350,000

Riverside Cnty
TRAN 2014-2015	c	1.50%		06/30/15	35,000,000	35,482,650

Sacramento Municipal Utility District
CP Series L1 (LOC: Barclays Bank Plc)		0.08%		08/12/14	10,000,000	10,000,000

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,935,000	2,028,816

San Francisco Airport Commission
Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.07%		08/13/14	12,000,000	12,000,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.07%		09/04/14	15,200,000	15,200,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.07%		09/10/14	16,209,000	16,209,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	235,000	235,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	14,025,000	14,025,000

						701,705,735

Colorado 0.2%
Colorado Water Resources & Power Development Auth
Water Resources RB (Parker Water & Sanitation District) Series 2004D (ESCROW)		5.25%		09/01/14	16,185,000	16,323,081

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dawson Ridge Metropolitan District No.1
LT Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	9,805,000	9,805,000

						26,128,081

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.09%		07/16/14	8,000,000	8,000,000

District of Columbia 0.2%
District of Columbia
Income Tax Secured RB Series 2011F		4.00%		12/01/14	1,390,000	1,412,455

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.16%		06/11/15	24,995,000	24,995,000

						26,407,455

Florida 0.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		10/17/14	11,750,000	11,750,000

Florida Department of Management Services
Facilities Pool Refunding RB Series 2003A		5.25%		09/01/14	5,025,000	5,068,457

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Bonds Series 2011B		4.00%		07/01/14	2,335,000	2,335,000

Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.10%		07/03/14	7,000,000	7,000,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	5,680,000	5,680,000

Public Education Capital Outlay Refunding Bonds Series 2009D		5.00%		06/01/15	125,000	130,435

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	5,570,000	5,570,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	11,240,000	11,240,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	5,315,000	5,315,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.10%		08/14/14	17,000,000	17,000,000

Electric System RB Series Three 2010A		4.00%		10/01/14	655,000	661,187

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.13%		08/22/14	10,000,000	10,000,000

CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.10%		10/09/14	17,260,000	17,260,000

						99,010,079

Georgia 0.2%
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	12,395,000	12,395,000

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/01/14	12,000,000	12,000,000

Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/12/14	7,000,000	7,000,000

						31,395,000

Hawaii 0.0%
Hawaii
GO Bonds Series 2008DK		5.00%		05/01/15	150,000	155,905

Idaho 0.4%
Idaho
TAN Series 2014	c	2.00%		06/30/15	50,000,000	50,941,000

Illinois 0.3%
Chicago
CP Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.13%		11/05/14	9,296,000	9,296,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003A		0.13%		07/16/15	5,000,000	5,000,000

RB (Advocate Health Care Network) Series 2003C		0.17%		05/01/15	5,400,000	5,400,000

RB (Advocate Health Care Network) Series 2008C3B		0.13%		07/16/15	5,000,000	5,000,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	18,105,000	18,105,000

						42,801,000

Indiana 0.8%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	5,250,000	5,255,693

Sub RB (Ascension Health) Series 2005A3		1.70%		09/01/14	400,000	400,948

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)	d	0.30%		11/18/14	75,000,000	75,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	15,905,000	15,905,000

Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	7,915,000	7,915,000

						104,476,641

Kentucky 0.1%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	17,340,000	17,453,440

Louisiana 0.1%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.50%		03/15/15	18,500,000	18,500,000

Maine 0.1%
Maine Turnpike Auth
Turnpike RB Series 2004 (ESCROW)		5.25%		07/01/14	7,600,000	7,600,000

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Maryland 0.3%
Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.09%		09/02/14	37,500,000	37,500,000

Massachusetts 1.2%
Boston Water & Sewer Commission
CP BAN Series A (LOC: Bank of America, NA)		0.12%		08/25/14	5,000,000	5,000,000

Brockton
GO BAN		1.50%		08/15/14	2,000,000	2,003,457

Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	20,600,000	20,701,286

Fall River
GO BAN		1.00%		02/13/15	15,000,000	15,063,142

Haverhill
BAN		1.25%		12/01/14	5,000,000	5,020,470

Malden
GO BAN		1.25%		09/26/14	5,330,000	5,342,918

Massachusetts
CP Series I (LIQ: TD Bank NA)		0.06%		07/11/14	75,000,000	75,000,000

GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/14	100,000	100,402

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/14	335,000	336,980

New Bedford
GO BAN		1.00%		02/06/15	13,000,000	13,057,043

Scituate
GO BAN		0.75%		09/26/14	2,300,000	2,303,565

South Hadley
GO BAN		1.00%		12/22/14	3,250,000	3,263,101

Worcester
GO BAN Series A		2.00%		12/17/14	5,945,000	5,993,909

						153,186,273

Michigan 0.1%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	10,500,000	10,515,877

Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.09%		10/02/14	15,070,000	15,070,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		08/04/14	41,600,000	41,600,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.09%		10/03/14	11,000,000	11,000,000

						67,670,000

Mississippi 0.2%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.12%		08/01/14	11,840,000	11,840,000

Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/14	1,000,000	1,017,069

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		07/09/14	10,000,000	10,000,000

						22,857,069

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Missouri 0.2%
St. Louis
TRAN Series 2014	c	2.00%		05/29/15	27,500,000	27,950,175

Nebraska 0.1%
Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	7,545,000	7,545,000

Nevada 0.7%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.10%		08/06/14	22,000,000	22,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/07/14	7,500,000	7,500,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		09/08/14	34,560,000	34,560,000

Truckee Meadows Water Auth
Water Refunding RB Series 2010		5.00%		07/01/14	10,420,000	10,420,000

Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		10/09/14	15,000,000	15,000,000

						89,480,000

New Jersey 0.7%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	8,410,000	8,472,779

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2013		1.25%		11/19/14	7,250,000	7,278,203

Cliffside Park Borough
BAN		0.75%		07/24/14	10,000,000	10,002,886

East Brunswick
BAN		2.00%		07/31/14	16,970,000	16,994,060

BAN		0.75%		01/14/15	5,000,000	5,012,360

Hudson Cnty
BAN		2.00%		12/05/14	8,800,000	8,863,386

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	3,500,000	3,509,274

Lawrence Township
BAN		1.25%		07/25/14	6,895,000	6,899,017

Livingston Township
BAN Series 2014		1.00%		01/13/15	7,485,000	7,515,028

New Jersey
GO Bonds		5.25%		08/01/14	2,500,000	2,510,749

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	1,460,000	1,460,000

Salem Cnty
BAN		0.50%		06/26/15	8,190,000	8,218,593

Union Cnty
BAN		0.75%		06/26/15	10,000,000	10,063,000

						96,799,335

New York 3.3%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	8,493,747	8,537,398

Amherst
BAN 2013B		1.00%		11/13/14	13,100,000	13,134,740

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Babylon
BAN 2013		2.00%		08/15/14	4,000,000	4,008,754

Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	7,200,000	7,216,995

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.10%		08/08/14	18,000,000	18,000,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	6,455,000	6,455,000

New York City
GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	22,550,000	22,550,000

New York City Municipal Water Finance Auth
CP Series 1		0.08%		07/10/14	35,000,000	35,000,000

CP Series 1		0.10%		07/10/14	5,750,000	5,750,000

Extendible CP Series 7		0.09%	07/02/14	02/27/15	29,000,000	29,000,000

Extendible CP Series 8		0.11%	07/02/14	02/09/15	40,000,000	40,000,000

Extendible CP Series 8		0.11%	07/02/14	02/13/15	10,000,000	10,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/14	365,000	365,662

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.15%		03/19/15	125,000,000	125,000,000

New York State Dormitory Auth
RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	16,000,000	16,000,000

New York State HFA
State Personal Income Tax RB Series 2006C		5.00%		09/15/14	150,000	151,482

New York State Power Auth
CP Series 1&2		0.07%		07/17/14	5,000,000	5,000,000

CP Series 1&2		0.08%		07/17/14	4,000,000	4,000,000

CP Series 1&2		0.09%		08/05/14	5,000,000	5,000,000

CP Series 1&2		0.09%		08/08/14	3,300,000	3,300,000

CP Series 1&2		0.08%		08/11/14	5,000,000	5,000,000

CP Series 1&2		0.08%		09/10/14	855,000	855,000

Tender Notes Series 1985		0.10%		09/02/14	1,440,000	1,440,000

North Hempstead
BAN 2014A		0.35%		04/08/15	11,270,000	11,277,722

BAN Series 2013B		0.75%		10/03/14	9,000,000	9,011,543

Port Auth of New York & New Jersey
Consolidated Bonds 167th Series		5.00%		09/15/14	500,000	504,884

Consolidated Bonds 177th Series		3.00%		07/15/14	13,400,000	13,414,647

Rochester
BAN Series 2013I		1.00%		08/12/14	12,000,000	12,010,744

Schenectady Cnty
BAN 2014		0.50%		02/18/15	4,000,000	4,008,492

Triborough Bridge & Tunnel Auth
General Revenue BAN Series 2014A		5.00%		05/15/15	4,980,000	5,190,175

						421,183,238

North Carolina 0.2%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	3,605,000	3,605,000

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.16%		07/31/14	19,000,000	19,000,000

						22,605,000

Ohio 0.3%
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	32,825,000	32,825,000

Franklin Cnty
Hospital RB (Nationwide Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	10,000,000	10,000,000

Ohio
Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	250,000	255,940

						43,080,940

Oregon 0.5%
Oregon
Tax Anticipation Notes Series 2014A	c	2.00%		06/15/15	60,000,000	61,073,400

Pennsylvania 0.4%
Pennsylvania
GO Bonds First Series 2005		5.00%		07/01/14	200,000	200,000

GO Bonds Third Series 2010A		5.00%		07/15/14	4,840,000	4,849,214

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	3,780,000	3,780,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	4,520,000	4,520,000

Univ of Pittsburgh
PITT Asset Notes Series 2013		2.00%		07/11/14	5,800,000	5,802,888

PITT Asset Notes Series 2014		2.00%		07/22/15	15,000,000	15,297,150

Refunding Bonds Series 2007B		0.07%		09/02/14	8,700,000	8,699,700

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	7,895,000	7,895,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/14	4,560,000	4,560,000

						55,603,952

South Carolina 0.4%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	7,410,000	7,410,000

South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	7,605,000	7,605,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/06/14	8,065,000	8,065,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.10%		09/04/14	7,420,000	7,419,330

CP Series D (LIQ: Barclays Bank Plc)		0.13%		07/09/14	8,000,000	8,000,000

CP Series E (LIQ: TD Bank NA)		0.10%		08/06/14	10,000,000	10,000,000

Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	750,000	767,991

Revenue Obligations Refunding Series 2012C		5.00%		12/01/14	2,265,000	2,310,821

						51,578,142

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 0.2%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.10%		08/05/14	10,000,000	10,000,000

GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		08/20/14	12,000,000	12,000,000

						22,000,000

Texas 7.9%
Austin
Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		07/08/14	8,500,000	8,500,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		07/15/14	4,000,000	4,000,000

Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.08%		09/03/14	29,086,000	29,086,000

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		08/06/14	7,500,000	7,500,000

Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		4.00%		02/15/15	300,000	306,959

Coppell ISD
ULT GO Bonds Series 2013A (GTY: TX Permanent School Fund)		3.00%		08/15/14	1,410,000	1,414,803

Dallas
GO CP Series 2010C (LIQ: Wells Fargo Bank, NA)		0.10%		07/15/14	6,000,000	6,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		07/15/14	14,275,000	14,275,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.06%		07/22/14	6,140,000	6,140,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		07/22/14	15,275,000	15,275,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		08/04/14	15,200,000	15,200,000

Dallas-Fort Worth
Airport Jt Refunding RB Series 2014A		1.00%		11/01/14	4,035,000	4,045,231

Dripping Springs ISD
ULT Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		08/15/14	230,000	230,488

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	19,020,000	19,020,000

Garland
Electric Utility System CP Series 2014 (LOC: Wells Fargo Bank, NA)		0.08%		09/29/14	5,000,000	5,000,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	150,000	150,880

ULT Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.11%		11/13/14	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.18%		08/05/14	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		10/02/14	35,000,000	35,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/05/14	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/20/14	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		02/04/15	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.18%		08/05/14	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.16%		11/20/14	11,480,000	11,480,000

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Methodist Hospital) Series 2009C2		0.14%		12/03/14	13,000,000	13,000,000

Houston
Combined Utility System CP Series B3 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		07/09/14	6,000,000	6,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/02/14	15,000,000	15,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/12/14	6,500,000	6,500,000

TRAN Series 2014	c	1.00%		06/30/15	36,000,000	36,318,240

TRAN Series 2014	c	2.00%		06/30/15	14,000,000	14,262,780

La Joya ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	514,834

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.12%		08/15/14	17,660,000	17,660,000

Mesquite ISD
ULT Refunding Bonds Series 2010B (GTY: TX Permanent School Fund)		4.00%		08/15/14	600,000	602,809

Mission Consolidated ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/15	200,000	204,655

Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)	c	0.50%		02/15/15	885,000	887,018

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		07/28/14	21,460,000	21,460,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		08/05/14	11,540,000	11,540,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/04/14	12,000,000	12,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/04/14	16,750,000	16,750,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/05/14	11,000,000	11,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/07/14	9,500,000	9,500,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	510,000	524,191

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.10%		12/18/14	162,000	162,000

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		09/04/14	4,500,000	4,500,000

Spring ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/15	2,705,000	2,786,866

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	6,500,000	6,500,000

Texas
College Student Loan Refunding GO Bonds Series 2011B		5.00%		08/01/14	750,000	753,022

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.16%		10/16/14	17,590,000	17,590,000

TRAN 2013	d	2.00%		08/28/14	278,730,000	279,535,194

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.19%		09/18/14	22,120,000	22,120,000

Texas Public Finance Auth
GO CP Series 2008	d	0.10%		07/09/14	61,535,000	61,535,000

GO CP Series 2008		0.09%		07/10/14	13,000,000	13,000,000

GO CP Series 2008		0.10%		07/10/14	7,400,000	7,400,000

Unemployment Compensation Assessment RB Series 2003C4		0.10%		07/01/14	25,751,000	25,751,000

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas Tech Univ
Revenue Financing System CP Series 2012A		0.09%		08/06/14	34,900,000	34,900,000

Revenue Financing System CP Series 2012A		0.08%		09/04/14	5,000,000	5,000,000

Texas Transportation Commission
GO Mobility Bonds Series 2005B (ESCROW)		0.05%		07/07/14	300,000	300,000

United ISD
ULT Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.50%		08/15/14	4,750,000	4,751,698

Upper Trinity Regional Water District
Water Supply System Revenue CP Series A (LOC: Bank of America, NA)		0.07%		08/05/14	24,800,000	24,800,000

Ysleta ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/14	1,000,000	1,005,885

						1,018,069,553

Utah 0.2%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		10/09/14	7,700,000	7,700,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		11/07/14	22,000,000	22,000,000

						29,700,000

Virginia 0.2%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2007A	d	5.00%		10/01/14	515,000	521,068

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.14%		07/17/14	28,000,000	28,000,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A5		4.20%		07/01/14	1,500,000	1,500,000

						30,021,068

Washington 1.0%
Auburn SD No. 408
GO Refunding Bonds Series 2014 (GTY: Washington)		1.00%		12/01/14	4,250,000	4,264,100

Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		5.50%		12/01/14	700,000	715,560

Everett SD No. 2
ULT Refunding GO Bonds Series 2014 (GTY: Washington)		1.00%		12/01/14	1,295,000	1,299,419

Port of Seattle
GO Refunding Bonds Series 2004C		5.00%		11/01/14	12,720,000	12,926,157

LT GO Refunding Bonds Series 2011		5.00%		12/01/14	1,175,000	1,198,701

Refunding RB Series 2011B		3.00%		09/01/14	1,000,000	1,004,747

Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.10%		08/13/14	58,085,000	58,085,000

Seattle
Municipal Light & Power Refunding RB 2013 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	16,225,000	16,225,000

Tacoma
LT GO Bonds Series 2004 (ESCROW)		5.00%		12/01/14	10,000,000	10,202,859

Tacoma SD #10
ULT GO Refunding Bonds Series 2005A (GTY: Washington)		5.00%		06/01/15	100,000	104,331

Washington
GO Bonds Series 2006B		5.00%		07/01/14	250,000	250,000

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2009B		5.00%		07/01/14	400,000	400,000

GO Bonds Series 2009C		5.00%		02/01/15	150,000	154,167

GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	11,535,000	11,535,000

GO Bonds Series 2012D		5.00%		02/01/15	1,865,000	1,917,971

GO Refunding Bonds Series R2005A		5.00%		01/01/15	1,000,000	1,024,263

GO Refunding Bonds Series R2013C		3.00%		07/01/14	6,605,000	6,605,000

						127,912,275

Wisconsin 0.5%
Wisconsin
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.10%		10/23/14	8,455,000	8,455,000

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.16%		09/04/14	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.16%		11/06/14	40,000,000	40,000,000

						58,455,000

Total Fixed-Rate Securities
(Cost $3,663,690,251)						3,663,690,251

Variable-Rate Securities 74.3% of net assets

Alabama 2.3%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	12,720,000	12,720,000

Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.16%		07/07/14	6,290,000	6,290,000

M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.09%		07/07/14	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.09%		07/07/14	10,550,000	10,550,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.07%		07/07/14	17,130,000	17,130,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.07%		07/07/14	3,815,000	3,815,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	13,255,000	13,255,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.10%		07/07/14	1,825,000	1,825,000

Birmingham Water Works Board
Water RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	7,145,000	7,145,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.05%		07/01/14	6,185,000	6,185,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	11,740,000	11,740,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.12%		07/07/14	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.10%		07/07/14	5,270,000	5,270,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.10%		07/07/14	40,000,000	40,000,000

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.10%		07/07/14	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.07%		07/07/14	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.05%		07/01/14	2,750,000	2,750,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	10,585,000	10,585,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.11%		07/07/14	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a,b	0.06%		07/07/14	12,765,000	12,765,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.06%		07/07/14	20,000,000	20,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	37,620,000	37,620,000

West Jefferson IDB
Solid Waste Disposal RB (Alabama Power Miller Plant) Series 2008		0.05%		07/01/14	2,890,000	2,890,000

						300,635,000

Alaska 0.7%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/01/14	21,880,000	21,880,000

State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.06%		07/07/14	26,925,000	26,925,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.08%		07/07/14	18,780,000	18,780,000

Valdez
Marine Terminal Refunding RB (Exxon Pipeline) Series 1993C		0.03%		07/01/14	13,570,000	13,570,000

RB (Exxon Pipeline) Series 1985		0.03%		07/01/14	12,940,000	12,940,000

						94,095,000

Arizona 0.6%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	10,255,000	10,255,000

Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: Fannie Mae)		0.07%		07/07/14	12,810,000	12,810,000

Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.10%		07/07/14	6,750,000	6,750,000

Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.07%		07/07/14	2,465,000	2,465,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	11,275,000	11,275,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	9,995,000	9,995,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	24,720,000	24,720,000

						78,270,000

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.11%		07/07/14	2,270,000	2,270,000

Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	14,185,000	14,185,000

						16,455,000

California 2.8%
ABAG Finance Auth
RB (On Lok Sr Health Services) Series 2008 (LOC: Wells Fargo Bank, NA)		0.03%		07/07/14	12,300,000	12,300,000

Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.10%		07/07/14	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.07%		07/07/14	3,200,000	3,200,000

California
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.03%		07/07/14	25,000,000	25,000,000

GO Bonds Series 2004A5 (LOC: Citibank, NA)		0.02%		07/01/14	2,650,000	2,650,000

California HFA
Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	14,590,000	14,590,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	16,000,000	16,000,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.08%		07/07/14	2,520,000	2,520,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.02%		07/01/14	1,800,000	1,800,000

Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.02%		07/01/14	1,300,000	1,300,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		07/07/14	4,410,000	4,410,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.10%		07/07/14	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.10%		07/07/14	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	1,005,000	1,005,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	1,870,000	1,870,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.10%		07/07/14	1,325,000	1,325,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.10%		07/07/14	1,905,000	1,905,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.10%		07/07/14	740,000	740,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.10%		07/07/14	235,000	235,000

California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	16,655,000	16,655,000

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.14%		07/07/14	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.16%		07/07/14	9,130,000	9,130,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.03%		07/07/14	12,315,000	12,315,000

Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/07/14	6,600,000	6,600,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		07/07/14	20,830,000	20,830,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.08%		07/07/14	4,600,000	4,600,000

Irvine
Limited Obligation Bonds (Assessment District No. 93-14) Series 2000 (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/07/14	15,000,000	15,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	29,850,000	29,850,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.06%		07/01/14	500,000	500,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	19,775,000	19,775,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.07%		07/07/14	8,425,000	8,425,000

Oakland
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	2,000,000	2,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/07/14	19,100,000	19,100,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.07%		07/07/14	25,000,000	25,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	18,505,000	18,505,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.07%		07/07/14	9,900,000	9,900,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		07/07/14	22,000,000	22,000,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/07/14	11,000,000	11,000,000

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	7,000,000	7,000,000

						364,645,000

Colorado 2.5%
Aurora
Sewer RB First Lien Series 2006 (ESCROW/GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	14,955,000	14,955,000

Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.13%		07/07/14	21,375,000	21,375,000

Colorado Health Facilities Auth
RB (SCL Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	9,000,000	9,000,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002B3 (LIQ: Barclays Bank Plc)		0.06%		07/07/14	3,750,000	3,750,000

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.07%		07/07/14	14,355,000	14,355,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.07%		07/07/14	31,565,000	31,565,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.07%		07/07/14	25,000,000	25,000,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.07%		07/07/14	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.07%		07/07/14	26,520,000	26,520,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.08%		07/07/14	9,100,000	9,100,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.07%		07/07/14	34,795,000	34,795,000

S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.06%		07/07/14	20,000,000	20,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/07/14	21,530,000	21,530,000

Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	6,875,000	6,875,000

Cornerstone Metropolitan District No. 2
Sub LT GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.08%		07/07/14	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.08%		07/07/14	20,000,000	20,000,000

Airport System RB Series 1992G (LOC: Lloyds Bank Plc)		0.10%		07/07/14	16,700,000	16,700,000

Midcities Metropolitan District No. 1
Special Refunding & Improvement RB Series 2004B (LOC: BNP Paribas)		0.19%		07/07/14	10,000,000	10,000,000

Traer Creek Metropolitan District
RB Series 2002 (LOC: BNP Paribas)		0.14%		07/07/14	5,000,000	5,000,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.07%		07/07/14	14,930,000	14,930,000

						317,095,000

Connecticut 0.0%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/14	995,000	995,000

Housing Mortgage Finance Program Bonds Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/14	1,300,000	1,300,000

						2,295,000

District of Columbia 0.9%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		07/07/14	6,030,000	6,030,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	4,200,000	4,200,000

Income Tax Secured Refunding RB Series 2013A		0.10%	07/03/14	12/01/14	35,145,000	35,145,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.12%		07/07/14	2,125,000	2,125,000

RB (The Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	7,760,000	7,760,000

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	17,170,000	17,170,000

Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	9,130,000	9,130,000

Public Utility Sub Lien RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	18,025,000	18,025,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	19,712,000	19,712,000

						119,297,000

Florida 5.6%
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Royal Bank of Canada)		0.09%		07/07/14	2,500,000	2,500,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.09%		07/07/14	3,800,000	3,800,000

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	7,510,000	7,510,000

Florida Housing Finance Corp
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.08%		07/07/14	10,330,000	10,330,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.08%		07/07/14	5,850,000	5,850,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.09%		07/07/14	6,235,000	6,235,000

M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.09%		07/07/14	1,700,000	1,700,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.08%		07/07/14	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.08%		07/07/14	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.08%		07/07/14	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.08%		07/07/14	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.07%		07/07/14	3,760,000	3,760,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.09%		07/07/14	15,400,000	15,400,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		07/07/14	43,575,000	43,575,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	10,650,000	10,650,000

Greater Orlando Aviation Auth
Airport Facility RB Series 2003A (GTY: Berkshire Hathaway, Inc (New))		0.06%		07/07/14	18,285,000	18,285,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	9,375,000	9,375,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	9,590,000	9,590,000

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/07/14	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.09%		07/07/14	6,390,000	6,390,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.21%		07/07/14	600,000	600,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.09%		07/07/14	14,870,000	14,870,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.08%		07/07/14	3,755,000	3,755,000

Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/07/14	11,500,000	11,500,000

GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	19,600,000	19,600,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	3,700,000	3,700,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/14	15,000,000	15,000,000

Seaport RB Series 2014B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/14	7,000,000	7,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.06%		07/07/14	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.06%		07/07/14	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.15%		07/07/14	2,600,000	2,600,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.09%		07/07/14	11,630,000	11,630,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.08%		07/07/14	7,550,000	7,550,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.08%		07/07/14	8,170,000	8,170,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.09%		07/07/14	13,900,000	13,900,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.09%		07/07/14	8,465,000	8,465,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.09%		07/07/14	8,900,000	8,900,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.12%		07/07/14	8,735,000	8,735,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/07/14	47,765,000	47,765,000

Utility System Refunding RB Series 2011A	b	0.17%		01/26/15	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.06%		07/07/14	28,280,000	28,280,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	32,545,000	32,545,000

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/14	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/07/14	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.07%		07/07/14	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.14%		07/07/14	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.11%		07/07/14	7,905,000	7,905,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.06%		07/07/14	8,195,000	8,195,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.06%		07/07/14	2,945,000	2,945,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A2	b	0.14%		01/26/15	16,500,000	16,500,000

South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.06%		07/07/14	34,575,000	34,575,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: Citibank, NA)	a	0.07%		07/07/14	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	15,000,000	15,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	10,705,000	10,705,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/07/14	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B	b	0.14%		01/26/15	19,000,000	19,000,000

Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

						713,015,000

Georgia 1.7%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.17%		07/07/14	8,040,000	8,040,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.17%		07/07/14	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/07/14	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.11%		07/07/14	24,435,000	24,435,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.17%		07/07/14	5,200,000	5,200,000

Bartow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.11%		07/07/14	5,000,000	5,000,000

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.03%		07/01/14	1,150,000	1,150,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.09%		07/07/14	3,435,000	3,435,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.09%		07/07/14	12,525,000	12,525,000

Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B (GTY: Berkshire Hathaway, Inc (New))		0.05%		07/07/14	9,350,000	9,350,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.08%		07/07/14	22,400,000	22,400,000

Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	7,135,000	7,135,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	5,000,000	5,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.19%		07/07/14	815,000	815,000

Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.09%		07/07/14	5,350,000	5,350,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.08%		07/07/14	6,900,000	6,900,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.09%		07/07/14	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.08%		07/07/14	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	20,300,000	20,300,000

Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008		0.05%		07/01/14	5,800,000	5,800,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.05%		07/01/14	13,900,000	13,900,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.09%		07/07/14	6,500,000	6,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.20%		07/07/14	6,670,000	6,670,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.08%		07/07/14	2,900,000	2,900,000

						223,115,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	5,000,000	5,000,000

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		07/07/14	11,385,000	11,385,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	14,590,000	14,590,000

						30,975,000

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.08%		07/07/14	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.10%		07/07/14	1,900,000	1,900,000

						8,900,000

Illinois 6.2%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.09%		07/07/14	4,070,000	4,070,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.09%		07/07/14	8,815,000	8,815,000

Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.16%		07/07/14	1,845,000	1,845,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.08%		07/07/14	4,917,000	4,917,000

Chicago Park District
ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		07/07/14	5,000,000	5,000,000

Chicago Water System
RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	25,595,000	25,595,000

Illinois
GO Bonds Series October 2003B1 (LOC: JPMorgan Chase Bank, NA)		0.05%		07/07/14	16,000,000	16,000,000

GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.04%		07/07/14	50,000,000	50,000,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	17,000,000	17,000,000

GO Bonds Series October 2003B4 (LOC: State Street Bank & Trust Company, NA)		0.05%		07/07/14	17,000,000	17,000,000

GO Bonds Series October 2003B5 (LOC: Royal Bank of Canada)		0.04%		07/07/14	9,000,000	9,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.05%		07/07/14	11,000,000	11,000,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.07%		07/07/14	6,920,000	6,920,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.06%		07/07/14	5,795,000	5,795,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.08%		07/07/14	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.07%		07/07/14	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.09%		07/07/14	32,000,000	32,000,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	19,340,000	19,340,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.06%		07/07/14	28,600,000	28,600,000

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.08%		07/07/14	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.06%		07/07/14	1,750,000	1,750,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.06%		07/07/14	15,635,000	15,635,000

RB (Ingalls Memorial Hospital) Series 1985C (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/14	13,900,000	13,900,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.33%		07/07/14	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.06%		07/07/14	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.06%		07/07/14	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	16,280,000	16,280,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/07/14	9,700,000	9,700,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,000,000	6,000,000

RB (Northwestern Univ) Series 2008D		0.03%		07/07/14	13,000,000	13,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/14	7,300,000	7,300,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.06%		07/07/14	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.06%		07/07/14	13,320,000	13,320,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,760,000	3,760,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.05%		07/07/14	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.17%		07/07/14	4,000,000	4,000,000

Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	18,000,000	18,000,000

Illinois Health Facilities Auth
RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.06%		07/07/14	4,825,000	4,825,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.23%		07/07/14	5,330,000	5,330,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	9,215,000	9,215,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.06%		07/07/14	28,170,000	28,170,000

Illinois Toll Highway Auth
Sr RB Series 2007A1B (LOC: Mizuho Bank Ltd)		0.07%		07/07/14	24,000,000	24,000,000

Sr RB Series 2007A2D (LOC: Royal Bank of Canada)		0.07%		07/07/14	29,000,000	29,000,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	10,730,000	10,730,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	9,745,000	9,745,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/14	26,595,000	26,595,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	56,000,000	56,000,000

Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	2,358,000	2,358,000

Refunding Bonds (McCormick Place) Series 2012B & 2010B1 (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	28,710,000	28,710,000

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Metropolitan Water Reclamation District of Greater Chicago
LT GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	22,400,000	22,400,000

ULT GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.11%		07/07/14	6,665,000	6,665,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.07%		07/07/14	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.09%		07/07/14	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.06%		07/07/14	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	8,995,000	8,995,000

RB Series 2006 (LIQ: Citibank, NA)	a	0.10%		07/07/14	38,260,000	38,260,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	14,675,000	14,675,000

						801,235,000

Indiana 1.8%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.33%		07/07/14	500,000	500,000

Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.07%		07/07/14	5,000,000	5,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.07%		07/07/14	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.07%		07/07/14	9,100,000	9,100,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/14	6,100,000	6,100,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.09%		07/07/14	10,000,000	10,000,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	10,730,000	10,730,000

Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	14,705,000	14,705,000

Hospital RB (Parkview Health) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	9,715,000	9,715,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/07/14	10,500,000	10,500,000

RB (Ascension Health) Series 2008E4		0.06%		07/07/14	1,300,000	1,300,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,500,000	5,500,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	24,090,000	24,090,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	16,750,000	16,750,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.06%		07/07/14	15,400,000	15,400,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		07/07/14	2,410,000	2,410,000

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.15%		07/07/14	11,670,000	11,670,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	14,545,000	14,545,000

Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.08%		07/07/14	2,075,000	2,075,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.09%		07/07/14	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	10,075,000	10,075,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/14	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.75%		07/07/14	2,000,000	2,000,000

						224,865,000

Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: Union Bank, NA)		0.06%		07/07/14	6,485,000	6,485,000

M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.08%		07/07/14	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.09%		07/07/14	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.09%		07/07/14	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.08%		07/07/14	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.11%		07/07/14	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.06%		07/01/14	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	21,000,000	21,000,000

						158,485,000

Kansas 0.4%
Kansas Department of Transportation
Highway Revenue Refunding Index Bonds Series 2012A2		0.29%	07/04/14	09/01/14	8,000,000	8,002,745

Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.08%		07/07/14	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health Care) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	12,715,000	12,715,000

Wichita
Airport Facility Refunding and Improvement RB (FlightSafety International) Series 1999II (GTY: Berkshire Hathaway, Inc (New))		0.05%		07/07/14	26,170,000	26,170,000

						56,172,745

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kentucky 1.0%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: Bank of America, NA)		0.10%		07/07/14	15,790,000	15,790,000

Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.09%		07/07/14	3,500,000	3,500,000

Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/14	4,600,000	4,600,000

Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A (GTY: Berkshire Hathaway, Inc (New))		0.05%		07/07/14	4,400,000	4,400,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.09%		07/07/14	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.21%		01/26/15	15,380,000	15,380,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.21%		01/26/15	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.09%		07/07/14	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.09%		07/07/14	14,125,000	14,125,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/07/14	4,535,000	4,535,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/07/14	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.09%		07/07/14	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.10%		07/07/14	3,700,000	3,700,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.30%		07/07/14	600,000	600,000

						125,180,000

Louisiana 0.9%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.13%		07/07/14	15,000,000	15,000,000

East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989		0.02%		07/01/14	9,600,000	9,600,000

East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A		0.03%		07/01/14	2,695,000	2,695,000

Solid Waste Disposal RB (Georgia-Pacific) Series 2004 (LOC: US Bank, NA)		0.09%		07/07/14	7,100,000	7,100,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/14	6,665,000	6,665,000

GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.06%		07/07/14	8,610,000	8,610,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.09%		07/07/14	14,900,000	14,900,000

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.09%		07/07/14	6,400,000	6,400,000

M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.11%		07/07/14	2,940,000	2,940,000

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/14	3,900,000	3,900,000

Louisiana State Univ
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	27,115,000	27,115,000

						113,925,000

Maryland 0.7%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.07%		07/07/14	8,765,000	8,765,000

M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.07%		07/07/14	12,780,000	12,780,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.07%		07/07/14	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.08%		07/07/14	19,000,000	19,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	8,425,000	8,425,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.08%		07/07/14	7,770,000	7,770,000

Prince George’s Cnty
Refunding RB (Collington Episcopal Life Care Community) Series 2006B (LOC: Bank of America, NA)		0.07%		07/07/14	10,000,000	10,000,000

Washington Suburban Sanitary Dist
GO BAN Series B (LIQ: State Street Bank & Trust Company, NA)		0.06%		07/07/14	10,000,000	10,000,000

						88,940,000

Massachusetts 2.0%
Massachusetts
GO Bonds Consolidated Loan Series 2006A (LIQ: Wells Fargo Bank, NA)		0.03%		07/01/14	6,215,000	6,215,000

GO Bonds Consolidated Loan Series 2012A		0.44%	07/03/14	09/01/14	17,800,000	17,801,568

GO Refunding Bonds Series 2014A		0.04%	07/03/14	02/01/15	34,000,000	33,996,006

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.05%		07/07/14	16,745,000	16,745,000

General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		07/07/14	13,655,000	13,655,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.07%		07/07/14	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		01/26/15	9,210,000	9,210,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.07%		07/07/14	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.18%		07/07/14	1,440,000	1,440,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.08%		07/07/14	12,560,000	12,560,000

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	11,750,000	11,750,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.10%		07/07/14	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.07%		07/07/14	10,000,000	10,000,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		07/07/14	14,815,000	14,815,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.11%		07/07/14	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.09%		07/07/14	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.11%		07/07/14	5,700,000	5,700,000

Housing Bonds Series 2013F (LOC: TD Bank NA)		0.08%		07/07/14	13,550,000	13,550,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/07/14	2,330,000	2,330,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,330,000	3,330,000

Massachusetts Water Resources Auth
General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.04%		07/07/14	6,500,000	6,500,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.07%		07/07/14	7,130,000	7,130,000

Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.04%		07/07/14	14,900,000	14,900,000

Refunding RB Sr Series 2011-2	b	0.15%		01/26/15	6,345,000	6,345,000

						256,617,574

Michigan 3.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	15,000,000	15,000,000

Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Company, NA)		0.07%		07/07/14	20,000,000	20,000,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/07/14	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/14	37,410,000	37,410,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		07/07/14	32,105,000	32,105,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.16%		07/07/14	1,830,000	1,830,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.17%		07/07/14	2,880,000	2,880,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/14	32,295,000	32,295,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/14	10,420,000	10,420,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/14	58,025,000	58,025,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/14	25,000,000	25,000,000

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)	d	0.07%		07/07/14	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.25%	07/01/14	07/07/14	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.12%		01/26/15	14,755,000	14,755,000

RB (Ascension Health) Series 2010F8	b	0.12%		01/26/15	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.11%		07/07/14	1,135,000	1,135,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.07%		07/07/14	12,080,000	12,080,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.07%		07/07/14	4,040,000	4,040,000

						382,175,000

Minnesota 0.9%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.08%		07/07/14	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.10%		07/07/14	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.11%		07/07/14	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.25%		07/07/14	2,300,000	2,300,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.14%		07/07/14	9,985,000	9,985,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.07%		07/07/14	9,035,000	9,035,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.07%		07/07/14	25,045,000	25,045,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.12%		07/07/14	3,535,000	3,535,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.07%		07/07/14	8,405,000	8,405,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.11%		07/07/14	2,845,000	2,845,000

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	26,965,000	26,965,000

						119,515,000

Mississippi 0.4%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.04%		07/01/14	3,600,000	3,600,000

Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	13,370,000	13,370,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.25%		07/07/14	3,330,000	3,330,000

IDRB (Chevron) Series 2007A		0.03%		07/01/14	13,370,000	13,370,000

RB (Chevron USA) Series 2007E		0.04%		07/01/14	1,000,000	1,000,000

Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.09%		07/07/14	5,000,000	5,000,000

M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.08%		07/07/14	5,360,000	5,360,000

						48,230,000

Missouri 1.6%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.10%		07/07/14	7,900,000	7,900,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.17%		07/07/14	10,105,000	10,105,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	16,000,000	16,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.13%		01/26/15	15,000,000	15,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.08%		07/07/14	22,205,000	22,205,000

RB (Ascension Health) Series 2008C4		0.06%		07/07/14	10,450,000	10,450,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts) Series 2004A (LOC: Wells Fargo Bank, NA)		0.14%		07/07/14	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts) Series 2004B (LOC: Wells Fargo Bank, NA)		0.12%		07/07/14	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.11%		07/07/14	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.40%		07/07/14	900,000	900,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.08%		07/07/14	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.09%		07/07/14	16,845,000	16,845,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.08%		07/07/14	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.08%		07/07/14	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.08%		07/07/14	20,475,000	20,475,000

M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.07%		07/07/14	18,000,000	18,000,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.09%		07/07/14	5,995,000	5,995,000

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.36%		07/07/14	300,000	300,000

						210,905,000

Nebraska 0.4%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/07/14	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.08%		07/07/14	8,950,000	8,950,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	22,135,000	22,135,000

Washington Cnty
IDRB (Cargill) Series 2010		0.09%		07/07/14	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.09%		07/07/14	10,000,000	10,000,000

						53,350,000

Nevada 1.7%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.06%		07/07/14	44,880,000	44,880,000

Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.04%		07/07/14	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.07%		07/07/14	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.08%		07/07/14	9,940,000	9,940,000

LT GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	17,485,000	17,485,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	14,630,000	14,630,000

Las Vegas
LT GO Bonds Series 2006B (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	24,475,000	24,475,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.05%		07/07/14	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.08%		07/07/14	3,800,000	3,800,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.05%		07/07/14	8,465,000	8,465,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.05%		07/07/14	14,770,000	14,770,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		07/07/14	42,750,000	42,750,000

						220,995,000

New Hampshire 0.4%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/14	10,800,000	10,800,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.06%		07/07/14	38,330,000	38,330,000

						49,130,000

New Jersey 1.3%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.09%		07/07/14	4,150,000	4,150,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.20%		07/07/14	2,400,000	2,400,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.12%		07/07/14	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.20%		07/07/14	2,980,000	2,980,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	10,000,000	10,000,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.09%		07/07/14	36,060,000	36,060,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.06%		07/07/14	25,900,000	25,900,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.09%		07/07/14	2,710,000	2,710,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.09%		07/07/14	2,365,000	2,365,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.06%		07/07/14	37,035,000	37,035,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	14,040,000	14,040,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	6,940,000	6,940,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.07%		07/07/14	7,100,000	7,100,000

GO Refunding Bonds Series 2013J&L (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	11,780,000	11,780,000

						168,925,000

New Mexico 0.2%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.16%		07/07/14	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/07/14	5,710,000	5,710,000

New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	10,615,000	10,615,000

						23,825,000

New York 5.5%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	36,940,000	36,940,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/07/14	38,890,000	38,890,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.06%		07/07/14	14,000,000	14,000,000

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.18%		07/07/14	4,010,000	4,010,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.07%		07/07/14	300,000	300,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.06%		07/07/14	5,000,000	5,000,000

GO Bonds Fiscal 2009 Series I1 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	24,385,000	24,385,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.07%		07/07/14	5,350,000	5,350,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,500,000	2,500,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.15%		07/07/14	23,135,000	23,135,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,620,000	2,620,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	22,670,000	22,670,000

M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.07%		07/07/14	8,000,000	8,000,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.07%		07/07/14	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.10%		07/07/14	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.06%		07/07/14	5,935,000	5,935,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.07%		07/07/14	2,000,000	2,000,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2006 Series AA1A (LIQ: State Street Bank & Trust Company, NA)		0.03%		07/01/14	2,780,000	2,780,000

Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: Cal St Teachers Retirement Sys)		0.03%		07/01/14	1,590,000	1,590,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	9,920,000	9,920,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.03%		07/01/14	15,525,000	15,525,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,500,000	2,500,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,250,000	2,250,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	2,435,000	2,435,000

Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,625,000	5,625,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	6,250,000	6,250,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: Barclays Bank Plc)		0.03%		07/01/14	1,080,000	1,080,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.07%		07/07/14	7,680,000	7,680,000

State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.06%		07/07/14	10,500,000	10,500,000

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,200,000	4,200,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.05%		07/07/14	9,100,000	9,100,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.08%		07/07/14	8,300,000	8,300,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.07%		07/07/14	7,000,000	7,000,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	15,040,000	15,040,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.06%		07/07/14	2,000,000	2,000,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.05%		07/07/14	42,500,000	42,500,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.08%		07/07/14	15,080,000	15,080,000

Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	4,105,000	4,105,000

Housing RB (Related-42nd & 10th) Series 2007A (LOC: Freddie Mac)		0.05%		07/07/14	43,900,000	43,900,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		07/07/14	13,700,000	13,700,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.04%		07/07/14	2,000,000	2,000,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 115 (LIQ: JPMorgan Chase Bank, NA)		0.09%		07/07/14	15,000,000	15,000,000

Homeowner Mortgage RB Series 132 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/01/14	12,250,000	12,250,000

Homeowner Mortgage RB Series 142 (LIQ: Barclays Bank Plc)		0.05%		07/01/14	23,000,000	23,000,000

Homeowner Mortgage RB Series 144 (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/01/14	15,710,000	15,710,000

Homeowner Mortgage RB Series 147 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	25,000,000	25,000,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	800,000	800,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	5,100,000	5,100,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	10,200,000	10,200,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	8,000,000	8,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	7,320,000	7,320,000

Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	18,850,000	18,850,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.11%		07/07/14	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	16,000,000	16,000,000

Consolidated Bonds 152nd Series (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	6,990,000	6,990,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	13,055,000	13,055,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	6,440,000	6,440,000

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Consolidated Bonds 169th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,635,000	2,635,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	1,665,000	1,665,000

Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	1,660,000	1,660,000

						706,660,000

North Carolina 0.9%
Charlotte
COP Series 2003F (LIQ: Bank of America, NA)		0.09%		07/07/14	11,485,000	11,485,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		01/26/15	18,290,000	18,290,000

North Carolina
Limited Obligation Refunding Bonds Series 2014B (LIQ: JP Morgan Securities, LLC)	a	0.04%		07/01/14	49,550,000	49,550,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.06%		07/07/14	4,430,000	4,430,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		01/26/15	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.11%		07/07/14	3,090,000	3,090,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.20%		07/07/14	5,215,000	5,215,000

Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	10,160,000	10,160,000

						109,220,000

North Dakota 0.5%
North Dakota HFA
Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.07%		07/07/14	10,710,000	10,710,000

Home Mortgage Finance Program Series 2005A (LIQ: Federal Home Loan Bank)		0.08%		07/07/14	8,715,000	8,715,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.08%		07/07/14	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.07%		07/07/14	38,145,000	38,145,000

						69,570,000

Ohio 0.5%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	7,460,000	7,460,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.09%	07/03/14	06/03/15	12,800,000	12,800,000

RB (Trinity Health) Series 2013-OH	b	0.14%		01/26/15	15,480,000	15,480,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.08%		07/07/14	5,260,000	5,260,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohio
GO Bonds Series 2006B		0.05%		07/07/14	20,620,000	20,620,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,000,000	2,000,000

						68,620,000

Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	50,000,000	50,000,000

Oregon 1.0%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: Union Bank, NA)		0.07%		07/07/14	2,750,000	2,750,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/07/14	15,000,000	15,000,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.07%		07/07/14	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/14	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/14	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/14	15,000,000	15,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	07/03/14	10/01/14	12,000,000	12,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,835,000	3,835,000

						123,470,000

Pennsylvania 2.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	10,990,000	10,990,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	07/03/14	08/14/14	21,575,000	21,575,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.08%		07/07/14	4,925,000	4,925,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	9,850,000	9,850,000

Cumberland Cnty Municipal Auth
RB (Diakon Luthern Social Ministries) Series 2014B (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	7,455,000	7,455,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/07/14	9,635,000	9,635,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.01%		07/01/14	35,310,000	35,310,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	6,995,000	6,995,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.06%		07/07/14	7,710,000	7,710,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.35%		07/07/14	475,000	475,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/14	5,000,000	5,000,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.07%		07/07/14	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Royal Bank of Canada)		0.07%		07/07/14	21,260,000	21,260,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.07%		07/07/14	25,580,000	25,580,000

S/F Mortgage RB Series 2004-102C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/14	10,000,000	10,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		07/07/14	9,825,000	9,825,000

S/F Mortgage RB Series 2004-85B (LIQ: TD Bank NA)		0.06%		07/07/14	1,400,000	1,400,000

S/F Mortgage RB Series 2004-85C (LIQ: TD Bank NA)		0.06%		07/07/14	2,000,000	2,000,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.06%		07/07/14	19,800,000	19,800,000

S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.06%		07/07/14	13,720,000	13,720,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		07/07/14	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/14	1,278,639	1,278,639

S/F Mortgage RB Series 2006-93B (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/01/14	32,485,000	32,485,000

S/F Mortgage RB Series 2006-94B (LIQ: TD Bank NA)		0.06%		07/07/14	23,050,000	23,050,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		07/07/14	8,835,000	8,835,000

S/F Mortgage RB Series 2007-100C (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/01/14	20,000,000	20,000,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/14	500,000	500,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.05%		07/07/14	15,550,000	15,550,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.14%		07/07/14	2,040,000	2,040,000

						367,308,639

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.17%		07/07/14	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.12%		07/07/14	7,420,000	7,420,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/14	7,350,000	7,350,000

						19,690,000

South Carolina 0.7%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	2,055,000	2,055,000

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Bayside Apts) Series 2004 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	16,525,000	16,525,000

M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.07%		07/07/14	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.09%		07/07/14	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.09%		07/07/14	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.11%		07/07/14	25,000,000	25,000,000

South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	25,045,000	25,045,000

						87,895,000

South Dakota 0.8%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.07%		07/07/14	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.09%		07/07/14	50,000,000	50,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.10%		07/07/14	6,500,000	6,500,000

						97,500,000

Tennessee 0.8%
Blount Cnty Public Building Auth
Local Government Series E5B (LOC: Branch Banking & Trust Co)		0.06%		07/07/14	6,135,000	6,135,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.08%		07/07/14	7,000,000	7,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.12%		07/07/14	1,700,000	1,700,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.12%		07/07/14	5,630,000	5,630,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.16%		07/07/14	900,000	900,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.06%		07/07/14	2,100,000	2,100,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.08%		07/07/14	7,530,000	7,530,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.09%		07/07/14	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.07%		07/07/14	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.12%		07/07/14	1,035,000	1,035,000

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.12%		07/07/14	19,635,000	19,635,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.11%		07/07/14	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/14	7,495,000	7,495,000

						99,415,000

Texas 8.8%
Alamo CCD
LT Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	6,670,000	6,670,000

Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	17,205,000	17,205,000

Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/14	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.09%		07/07/14	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.09%		07/07/14	33,800,000	33,800,000

Camino Real Regional Mobility Auth
Sr Lien Vehicle Registration Fee RB Series 2014 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	11,170,000	11,170,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.11%		07/07/14	7,930,000	7,930,000

Clear Creek ISD
ULT Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.11%		07/07/14	5,000,000	5,000,000

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.07%		07/07/14	12,305,000	12,305,000

Cypress-Fairbanks ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	14,665,000	14,665,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		07/07/14	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.07%		07/07/14	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.07%		07/07/14	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	13,395,000	13,395,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	24,070,000	24,070,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	35,600,000	35,600,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.06%		07/07/14	35,200,000	35,200,000

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.06%		07/07/14	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.06%		07/07/14	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.06%		07/07/14	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.06%		07/07/14	35,000,000	35,000,000

Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.03%		07/01/14	4,800,000	4,800,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.04%		07/01/14	7,300,000	7,300,000

Environmental Facilities RB (ExxonMobil) Series 2001B		0.04%		07/01/14	19,500,000	19,500,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.10%		07/07/14	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.10%		07/07/14	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.05%		07/07/14	10,000,000	10,000,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.09%		07/07/14	12,325,000	12,325,000

M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.15%		07/07/14	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.09%		07/07/14	7,515,000	7,515,000

Houston
Water & Sewer System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	1,525,000	1,525,000

Water & Sewer System Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	17,485,000	17,485,000

Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,995,000	4,995,000

Houston Port Auth
ULT Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	12,610,000	12,610,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.06%		07/07/14	12,800,000	12,800,000

Leander ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.07%		07/07/14	4,950,000	4,950,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	6,570,000	6,570,000

Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A		0.03%		07/01/14	3,000,000	3,000,000

Exempt Facilities Refunding RB (ExxonMobil) Series 2001B		0.04%		07/01/14	800,000	800,000

RB (ExxonMobil) Series 2012		0.02%		07/01/14	4,300,000	4,300,000

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	8,495,000	8,495,000

North East ISD
ULT Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/07/14	10,505,000	10,505,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.08%		07/07/14	10,000,000	10,000,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	6,000,000	6,000,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		07/07/14	7,715,000	7,715,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.09%		07/07/14	9,940,000	9,940,000

Northwest ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/07/14	18,335,000	18,335,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.06%		07/07/14	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.06%		07/07/14	15,000,000	15,000,000

Round Rock ISD
ULT Bonds Series 2007 (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	11,390,000	11,390,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	5,235,000	5,235,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

Higher Education RB (Trinity Univ) Series 2014 (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	8,495,000	8,495,000

Refunding Lease RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	10,705,000	10,705,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.06%		07/07/14	41,555,000	41,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	10,000,000	10,000,000

Refunding Lease RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	8,250,000	8,250,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.08%		07/07/14	13,355,000	13,355,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B		0.03%		07/07/14	13,485,000	13,485,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.11%		07/07/14	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	51,720,000	51,720,000

Texas
GO Bonds Series 2002A2		0.07%		07/07/14	19,350,000	19,350,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		07/07/14	415,000	415,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/14	39,635,000	39,635,000

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.09%		07/07/14	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.09%		07/07/14	11,090,000	11,090,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.11%		07/07/14	5,660,000	5,660,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.09%		07/07/14	9,700,000	9,700,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.09%		07/07/14	13,105,000	13,105,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.08%		07/07/14	12,300,000	12,300,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.06%		07/07/14	42,600,000	42,600,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.16%		07/07/14	2,677,000	2,677,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.06%		07/07/14	19,040,000	19,040,000

Texas Transportation Commission
GO Mobility Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.05%		07/07/14	12,820,000	12,820,000

GO Mobility Fund Bonds Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.06%		07/07/14	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.06%		07/07/14	5,700,000	5,700,000

Texas Water Development Board
GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.09%		07/07/14	5,800,000	5,800,000

Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	8,000,000	8,000,000

						1,130,792,000

Utah 0.9%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.09%		07/07/14	12,100,000	12,100,000

Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	18,695,000	18,695,000

Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/07/14	10,935,000	10,935,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.09%		07/07/14	14,225,000	14,225,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.05%		07/07/14	15,400,000	15,400,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.10%		07/07/14	9,000,000	9,000,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.07%		07/07/14	18,374,000	18,374,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	13,500,000	13,500,000

						112,229,000

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Virginia 2.1%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.14%		01/26/15	19,640,000	19,640,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.06%		07/07/14	2,915,000	2,915,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.10%		07/07/14	3,700,000	3,700,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		07/07/14	9,800,000	9,800,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.14%		07/07/14	74,600,000	74,600,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.09%		07/07/14	23,880,000	23,880,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		07/07/14	44,535,000	44,535,000

Airport System Refunding RB Series 2010C1 (LOC: Barclays Bank Plc)	d	0.06%		07/02/14	60,350,000	60,350,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.18%		01/26/15	10,810,000	10,810,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.14%		01/26/15	15,850,000	15,850,000

						271,080,000

Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,855,000	7,855,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/07/14	22,000,000	22,000,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,950,000	6,950,000

King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.10%		07/07/14	4,050,000	4,050,000

Port of Seattle
RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.11%		07/07/14	5,565,000	5,565,000

Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/14	60,000,000	60,000,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.06%		07/07/14	8,090,000	8,090,000

Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	7,600,000	7,600,000

GO Bonds Series 2005D (ESCROW/LIQ: US Bank, NA)	a	0.06%		07/07/14	11,030,000	11,030,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.07%		07/07/14	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,000,000	4,000,000

GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

GO Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,500,000	2,500,000

GO Bonds Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,000,000	6,000,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.07%		07/07/14	10,000,000	10,000,000

52 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.09%		07/07/14	4,805,000	4,805,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.10%		07/07/14	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.10%		07/07/14	20,885,000	20,885,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.21%		01/26/15	16,000,000	16,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.21%		01/26/15	13,000,000	13,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		07/07/14	8,110,000	8,110,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	15,365,000	15,365,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.09%		07/07/14	10,180,000	10,180,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.09%		07/07/14	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.10%		07/07/14	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.09%		07/07/14	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.08%		07/07/14	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.11%		07/07/14	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.10%		07/07/14	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.11%		07/07/14	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.09%		07/07/14	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.11%		07/07/14	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.07%		07/07/14	4,780,000	4,780,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.10%		07/07/14	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.10%		07/07/14	6,700,000	6,700,000

M/F RB (Cedar Ridge) Series 2005A (LOC: Federal Home Loan Bank)		0.09%		07/07/14	4,030,000	4,030,000

Nonprofit Housing RB (ECCO Properties) Series 2008A (LOC: KeyBank NA)		0.16%		07/07/14	7,000,000	7,000,000

						415,310,000

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.11%		07/07/14	19,980,000	19,980,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.07%		07/07/14	35,900,000	35,900,000

						55,880,000

See financial notes 53

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 1.4%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.07%		07/07/14	4,430,000	4,430,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.07%		07/07/14	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.11%		07/07/14	2,540,000	2,540,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B1	b	0.14%		01/26/15	7,000,000	7,000,000

Health Facilities RB (UnityPoint Health) Series 2014B2	b	0.14%		01/26/15	7,000,000	7,000,000

RB (Ascension Health Alliance) Series 2013B5	b	0.12%		01/26/15	14,055,000	14,055,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.07%		07/07/14	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	15,785,000	15,785,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.05%		07/07/14	21,820,000	21,820,000

Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.10%		07/07/14	6,855,000	6,855,000

Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.07%		07/07/14	27,705,000	27,705,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.12%		07/07/14	900,000	900,000

Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.05%		07/07/14	29,725,000	29,725,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	5,675,000	5,675,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		07/07/14	12,000,000	12,000,000

						175,110,000

Wyoming 1.0%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.16%		07/07/14	11,400,000	11,400,000

Lincoln Cnty
Pollution Control RB (Exxon) Series 1987B		0.02%		07/01/14	1,100,000	1,100,000

Pollution Control RB (Exxon) Series 1987C		0.02%		07/01/14	3,650,000	3,650,000

Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.07%		07/07/14	6,000,000	6,000,000

Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Company, NA)		0.10%		07/07/14	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.07%		07/07/14	14,000,000	14,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.07%		07/07/14	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.07%		07/07/14	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.07%		07/07/14	4,000,000	4,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.10%		07/07/14	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.10%		07/07/14	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.10%		07/07/14	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.10%		07/07/14	10,000,000	10,000,000

S/F Mortgage Bonds Series 2002A (LIQ: Bank of America, NA)		0.08%		07/07/14	18,500,000	18,500,000

						121,650,000

54 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Other Investments 0.7%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		07/07/14	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		07/07/14	5,000,000	5,000,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.18%		07/07/14	29,900,000	29,900,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		07/07/14	9,500,000	9,500,000

Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		07/07/14	39,500,000	39,500,000

						88,900,000

Total Variable-Rate Securities
(Cost $9,541,561,958)						9,541,561,958

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $13,205,252,209.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,780,322,639 or 29.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $284,900,000 or 2.2% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

See financial notes 55

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

56 See financial notes

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$13,205,252,209
Cash		67,391,827
Receivables:
Investments sold		43,700,290
Interest		10,798,300
Fund shares sold		3,960,199
Prepaid expenses	+	9,575

Total assets		13,331,112,400

Liabilities

Payables:
Investments bought		479,796,753
Shareholder service fees		76,244
Fund shares redeemed		1,339,134
Distributions to shareholders		49,380
Accrued expenses	+	207,296

Total liabilities		481,468,807

Net Assets

Total assets		13,331,112,400
Total liabilities	−	481,468,807

Net assets		$12,849,643,593

Net Assets by Source
Capital received from investors		12,848,083,747
Net realized capital gains		1,559,846

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$10,673,699,339		10,671,503,072		$1.00
Value Advantage Shares	$662,749,379		662,610,843		$1.00
Select Shares	$368,699,912		368,623,053		$1.00
Institutional Shares	$1,144,494,963		1,144,258,886		$1.00

See financial notes 57

 Schwab Municipal Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$7,278,503

Expenses

Investment adviser and administrator fees		20,881,238
Shareholder service fees:
Sweep Shares		19,149,222
Value Advantage Shares		755,466
Select Shares		422,824
Institutional Shares		1,261,562
Portfolio accounting fees		213,074
Registration fees		201,037
Shareholder reports		151,832
Custodian fees		126,656
Transfer agent fees		40,914
Professional fees		37,271
Independent trustees’ fees		30,759
Interest expense		1,280
Other expenses	+	133,344

Total expenses		43,406,479
Expense reduction by CSIM and its affiliates	−	36,785,916

Net expenses	−	6,620,563

Net investment income		657,940

Realized Gains (Losses)

Net realized gains on investments		1,559,846

Increase in net assets resulting from operations		$2,217,786

58 See financial notes

 Schwab Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$657,940	$1,352,297
Net realized gains	+	1,559,846	946,645

Increase in net assets from operations		2,217,786	2,298,942

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(547,052)	(1,105,362)
Value Advantage Shares		(34,335)	(75,706)
Select Shares		(19,217)	(43,577)
Institutional Shares	+	(57,336)	(127,652)

Total distributions from net investment income		(657,940)	(1,352,297)

Distributions from net realized gains
Sweep Shares		—	(373,780)
Value Advantage Shares		—	(23,843)
Select Shares		—	(13,409)
Institutional Shares	+	—	(38,600)

Total distributions from net realized gains		—	(449,632)

Total distributions		(657,940)	(1,801,929)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		16,440,210,729	34,465,623,918
Value Advantage Shares		72,827,219	237,004,400
Select Shares		32,391,612	104,082,050
Institutional Shares	+	95,094,382	179,523,414

Total shares sold		16,640,523,942	34,986,233,782

Shares Reinvested
Sweep Shares		492,849	1,437,460
Value Advantage Shares		27,079	85,226
Select Shares		15,192	48,226
Institutional Shares	+	50,501	157,301

Total shares reinvested		585,621	1,728,213

Shares Redeemed
Sweep Shares		(17,011,215,124)	(34,945,219,278)
Value Advantage Shares		(127,533,300)	(334,734,826)
Select Shares		(67,051,998)	(167,534,122)
Institutional Shares	+	(111,520,011)	(407,591,467)

Total shares redeemed		(17,317,320,433)	(35,855,079,693)

Net transactions in fund shares		(676,210,870)	(867,117,698)

Net Assets

Beginning of period		13,524,294,617	14,390,915,302
Total decrease	+	(674,651,024)	(866,620,685)

End of period		$12,849,643,593	$13,524,294,617

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 59

Schwab AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.02		0.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.15	[4]	0.21	[4,5]	0.29	[4]	0.36	[4]	0.55	[4,6]
Gross operating expenses	0.69	[3]	0.70		0.66	[5]	0.69		0.70		0.73
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	3,486		3,528		3,522		3,139		2,940		2,899

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.02		0.33

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.15	[4]	0.21	[4,5]	0.29	[4]	0.36	[4]	0.45	[4,7]
Gross operating expenses	0.56	[3]	0.57		0.53	[5]	0.56		0.57		0.60
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.30
Net assets, end of period ($ x 1,000,000)	485		539		625		791		1,066		1,950

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
6 The ratio of net operating expenses would have been 0.54%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
7 The ratio of net operating expenses would have been 0.43%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

60 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.7%	Fixed-Rate Securities	1,335,801,984	1,335,801,984
68.5%	Variable-Rate Securities	2,721,613,279	2,721,613,279

102.2%	Total Investments	4,057,415,263	4,057,415,263
(2.2%)	Other Assets and Liabilities, Net		(86,317,442)

100.0%	Net Assets		3,971,097,821

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.7% of net assets

Alabama 0.9%
Huntsville Health Care Auth
CP		0.10%		10/03/14	15,000,000	15,000,000

CP		0.11%		10/07/14	10,000,000	10,000,000

CP		0.11%		12/04/14	10,000,000	10,000,000

						35,000,000

Arizona 0.1%
Arizona Board of Regents
COP (Northern Arizona Univ) Series 2004 (ESCROW)		5.13%		09/01/14	1,000,000	1,008,425

Phoenix Civic Improvement Corp
Airport CP Series 2011A1 (LOC: Bank of America, NA)		0.08%		10/01/14	3,000,000	3,000,000

						4,008,425

California 5.6%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.14%		03/02/15	3,500,000	3,500,000

RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		10/23/14	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		10/02/14	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.13%		12/03/14	3,100,000	3,100,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		07/08/14	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2004K		0.13%		11/05/14	6,200,000	6,200,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/28/15	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		03/02/15	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.14%		01/07/15	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		02/04/15	2,000,000	2,000,000

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		11/07/14	21,500,000	21,500,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	6,005,000	6,005,000

Los Angeles
TRAN 2014	c	1.50%		06/25/15	20,000,000	20,266,000

Los Angeles Cnty
TRAN 2014-2015	c	1.50%		06/30/15	20,000,000	20,274,800

Napa Valley USD
GO Bonds Series 2009C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	4,000,000	4,000,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		07/18/14	22,000,000	22,000,000

						223,745,800

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.09%		07/16/14	5,000,000	5,000,000

District of Columbia 0.1%
District of Columbia
GO Bonds Series 2007C		5.00%		06/01/15	195,000	203,448

Income Tax Secured RB Series 2011F		3.00%		12/01/14	490,000	495,602

Income Tax Secured RB Series 2012C		3.00%		12/01/14	1,000,000	1,011,970

Income Tax Secured Refunding RB Series 2009C		3.50%		12/01/14	250,000	253,360

						1,964,380

Florida 1.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		10/17/14	7,000,000	7,000,000

Coral Gables Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2004 (ESCROW)		5.00%		08/15/14	1,045,000	1,051,170

Hospital RB (Baptist Health So FL) Series 2004 (ESCROW)		5.25%		08/15/14	215,000	216,335

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	5,315,000	5,315,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.10%		08/14/14	8,000,000	8,000,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2004B (ESCROW)		5.25%		07/01/14	5,000,000	5,000,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.12%		09/25/14	14,790,000	14,790,000

Utility System Refunding RB Series 2009C		5.00%		10/01/14	100,000	101,193

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007		5.00%		08/15/14	1,600,000	1,609,329

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.10%		10/09/14	10,000,000	10,000,000

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	4,020,000	4,098,956

						57,181,983

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.5%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	12,165,000	12,165,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/12/14	5,500,000	5,500,000

Municipal Electric Auth of Georgia
General Resolution BAN Series B (LOC: PNC Bank NA)		0.07%		07/02/14	1,456,000	1,456,000

						19,121,000

Hawaii 0.0%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	900,000	900,000

GO Bonds Series 2005E		5.25%		07/01/14	110,000	110,000

GO Bonds Series 2007B		5.25%		07/01/14	625,000	625,000

						1,635,000

Idaho 0.3%
Idaho
TAN Series 2014	c	2.00%		06/30/15	10,000,000	10,188,200

Illinois 0.6%
Illinois Finance Auth
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	9,560,000	9,560,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	13,205,000	13,205,000

						22,765,000

Indiana 0.9%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,750,000	4,755,094

Sub RB (Ascension Health) Series 2005A3		1.70%		09/01/14	1,460,000	1,463,517

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.30%		11/18/14	22,400,000	22,400,012

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	8,690,000	8,690,000

						37,308,623

Kentucky 0.9%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	29,805,000	29,805,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	6,000,000	6,039,253

						35,844,253

Louisiana 0.2%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	8,685,000	8,685,000

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	4,000,000	4,000,000

Massachusetts 1.1%
East Bridgewater
GO BAN		1.00%		03/13/15	3,551,000	3,571,050

Fall River
GO BAN		1.00%		02/13/15	5,000,000	5,021,047

Massachusetts
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/14	225,000	228,957

GO Bonds Consolidated Loan Series 2007C		4.00%		08/01/14	100,000	100,319

GO Refunding Bonds Series 2006C		5.00%		11/01/14	100,000	101,582

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.11%		08/13/14	8,300,000	8,300,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		08/06/14	6,000,000	6,000,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		08/06/14	11,000,000	11,000,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	1,500,000	1,536,354

New Bedford
GO BAN		1.00%		02/06/15	5,183,346	5,206,090

Revere
GO BAN		0.75%		07/18/14	518,608	518,716

						41,584,115

Michigan 0.9%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.09%		09/02/14	19,850,000	19,850,000

Refunding RB (Trinity Health) Series 2010A		3.00%		12/01/14	500,000	505,815

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	8,205,000	8,205,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	6,150,000	6,159,260

RB (Ascension Health) Series 1999B4		0.90%		03/16/15	325,000	326,375

						35,046,450

Minnesota 0.8%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.09%		10/02/14	9,930,000	9,930,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		08/04/14	17,000,000	17,000,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.09%		10/03/14	5,400,000	5,400,000

						32,330,000

Mississippi 0.2%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		07/09/14	7,185,000	7,185,000

Missouri 0.1%
St. Louis
TRAN Series 2014	c	2.00%		05/29/15	5,000,000	5,081,850

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.10%		08/06/14	9,000,000	9,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		09/08/14	9,000,000	9,000,000

						18,000,000

New Jersey 0.7%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	4,000,000	4,029,859

Clifton
BAN		1.25%		10/16/14	4,671,372	4,684,060

East Brunswick
BAN		0.75%		01/14/15	2,178,000	2,183,384

Hudson Cnty
BAN		2.00%		12/05/14	7,970,000	8,027,408

New Jersey Educational Facilities Auth
RB (Montclair State Univ) Series 2003L (ESCROW)		5.13%		07/01/14	1,285,000	1,285,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005A		5.25%		12/15/14	2,255,000	2,306,798

Transportation System Bonds Series 2005B		4.00%		12/15/14	150,000	152,490

Transportation System Bonds Series 2005B		5.25%		12/15/14	4,000,000	4,093,257

						26,762,256

New Mexico 0.1%
New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2008A		5.25%		08/01/14	3,000,000	3,012,711

New York 3.9%
Amherst
BAN 2013B		1.00%		11/13/14	5,900,000	5,915,646

Grand Island
BAN 2013		0.75%		10/15/14	3,000,000	3,003,990

Ithaca
BAN Series 2013		1.00%		08/01/14	17,173,892	17,184,059

Metropolitan Transportation Auth
State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	100,000	102,612

New York City
GO Bonds Fiscal 2005 Series K		3.50%		08/01/14	95,000	95,253

GO Bonds Fiscal 2005 Series K (ESCROW)		3.50%		08/01/14	5,000	5,013

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	100,000	100,399

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	100,000	100,334

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	100,000	100,313

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/14	200,000	201,585

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	100,000	100,400

GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	150,000	150,596

GO Bonds Fiscal 2011 Series A		3.00%		08/01/14	100,000	100,226

GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	20,000,000	20,000,000

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.11%	07/02/14	02/13/15	10,000,000	10,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	250,000	250,262

Future Tax Secured Sub Bonds Fiscal 2010 Series C1		3.00%		08/01/14	100,000	100,229

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.15%		03/19/15	30,000,000	30,000,000

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008B		5.00%		02/15/15	100,000	102,919

State Personal Income Tax RB Series 2014A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	9,995,000	9,995,000

New York State Power Auth
CP Series 1&2		0.09%		07/15/14	7,600,000	7,600,000

CP Series 1&2		0.07%		07/17/14	5,000,000	5,000,000

CP Series 1&2		0.09%		08/05/14	3,321,000	3,321,000

CP Series 1&2		0.08%		08/11/14	20,000,000	20,000,000

CP Series 1&2		0.08%		09/10/14	3,145,000	3,145,000

RB Series 2007C		5.00%		11/15/14	100,000	101,756

Tender Notes Series 1985		0.10%		09/02/14	1,030,000	1,030,000

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	185,000	190,041

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	400,000	413,399

New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	350,000	357,604

North Hempstead
BAN 2014A		0.35%		04/08/15	6,335,000	6,339,341

North Syracuse CSD
BAN 2013		0.75%		08/15/14	2,851,178	2,852,507

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,761,496

						156,720,980

North Carolina 0.3%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	1,000,000	1,000,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.16%		07/31/14	10,085,000	10,085,000

						11,085,000

Ohio 0.4%
Franklin Cnty
Hospital RB (Nationwide Children’s Hospital) Series 2012A		3.00%		11/01/14	175,000	176,605

Hospital RB (Nationwide Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	7,535,000	7,535,000

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/15	7,925,000	7,925,000

						15,636,605

Oregon 0.4%
Oregon
Tax Anticipation Notes Series 2014A	c	2.00%		06/15/15	15,000,000	15,268,350

Pennsylvania 0.8%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	6,855,000	6,910,557

Refunding RB (Univ of Pittsburgh Medical Center) Series 1998B		5.25%		11/01/14	115,000	116,896

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pittsburgh Water & Sewer Auth
Water & Sewer System First Lien Refunding RB Series 2013A		0.75%		09/01/14	6,865,000	6,871,443

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	6,800,000	6,934,708

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	3,000,000	3,000,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.50%		07/01/14	6,095,000	6,095,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	1,900,000	1,900,000

						31,828,604

South Carolina 1.1%
South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	5,000,000	5,000,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		08/05/14	12,935,000	12,935,000

CP Series D (LIQ: Barclays Bank Plc)		0.13%		07/09/14	7,000,000	7,000,000

CP Series E (LIQ: TD Bank NA)		0.10%		08/06/14	4,300,000	4,300,000

CP Series E (LIQ: TD Bank NA)		0.09%		08/07/14	13,700,000	13,700,000

Revenue Obligations Refunding Series 2010B		4.00%		01/01/15	1,475,000	1,503,142

Revenue Obligations Series 2006A		5.00%		01/01/15	300,000	307,089

Revenue Obligations Series 2009E		5.00%		01/01/15	100,000	102,377

						44,847,608

Tennessee 0.1%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.10%		08/05/14	2,500,000	2,500,000

Texas 8.6%
Arlington ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		5.00%		02/15/15	400,000	411,784

Austin
Combined Utility Systems CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		07/15/14	3,540,000	3,540,000

Water & Wastewater System Refunding RB Series 2006		5.00%		11/15/14	250,000	254,413

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		08/06/14	2,500,000	2,500,000

CP Series A2 (LIQ: Mizuho Bank Ltd)		0.10%		08/06/14	3,300,000	3,300,000

Channelview ISD
ULT GO Refunding RB Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/14	675,000	677,288

Comal ISD
ULT Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/15	1,550,000	1,584,701

Crowley ISD
ULT Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		0.50%		08/01/14	590,000	590,125

Dallas
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		08/04/14	3,700,000	3,700,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	1,425,000	1,433,509

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.18%		08/05/14	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		10/02/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/05/14	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/20/14	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		02/04/15	31,000,000	31,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.18%		08/05/14	7,000,000	7,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		12/03/14	16,760,000	16,760,000

Houston
Combined Utility System CP Series B4 (LOC: State Street Bank & Trust Company, NA)		0.14%		07/09/14	5,000,000	5,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.08%		08/12/14	5,000,000	5,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.09%		08/12/14	3,500,000	3,500,000

TRAN Series 2014	c	1.00%		06/30/15	9,000,000	9,079,560

TRAN Series 2014	c	2.00%		06/30/15	6,000,000	6,112,620

Judson ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.63%		02/01/15	175,000	180,506

Katy ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	150,000	155,328

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	410,000	409,515

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.12%		08/15/14	2,000,000	2,000,000

Pearsall ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	101,702

Round Rock
GO Bonds Series 2014 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	19,995,000	19,995,000

Royse City ISD
ULT GO Bonds Series 2006 (ESCROW)		0.33%		08/15/14	275,000	274,886

ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		0.33%		08/15/14	2,985,000	2,983,764

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		08/05/14	7,000,000	7,000,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		08/06/14	5,000,000	5,000,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/04/14	13,000,000	13,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/05/14	5,500,000	5,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		08/07/14	7,000,000	7,000,000

Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	475,000	489,233

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/15	300,000	309,196

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.10%		12/18/14	9,038,000	9,038,000

Tax & Revenue COP Series 2011		4.00%		08/01/14	1,000,000	1,003,195

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	17,555,000	17,555,000

Teague ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.38%		02/15/15	1,150,000	1,173,164

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas
TRAN 2013	d	2.00%		08/28/14	60,000,000	60,177,629

Water Financial Assistance Bonds Series 2009B		3.00%		08/01/14	600,000	601,426

Texas Public Finance Auth
GO CP Series 2008		0.10%		07/08/14	5,000,000	5,000,000

GO CP Series 2008		0.10%		07/09/14	12,000,000	12,000,000

GO CP Series 2008		0.09%		07/10/14	14,000,000	14,000,000

GO CP Series 2008		0.10%		07/10/14	5,700,000	5,700,000

Unemployment Compensation Assessment RB Series 2003C4		0.10%		07/01/14	5,521,000	5,521,000

Ysleta ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/14	100,000	100,582

						340,213,126

Utah 1.0%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		10/09/14	33,000,000	33,000,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		11/07/14	5,800,000	5,800,000

						38,800,000

Virginia 0.8%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.07%		08/05/14	20,000,000	20,000,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.14%		07/17/14	12,000,000	12,000,000

						32,000,000

Washington 0.1%
Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	590,000	611,180

COP Series 2005C		3.50%		01/01/15	100,000	101,612

GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	3,355,000	3,355,000

GO Bonds Series 2009A		5.00%		07/01/14	495,000	495,000

GO Bonds Series 2012B2		4.00%		08/01/14	250,000	250,800

GO Refunding Bonds Series R2005A		5.00%		01/01/15	275,000	281,582

GO Refunding Bonds Series R2013C		3.00%		07/01/14	600,000	600,000

						5,695,174

Wisconsin 0.1%
Oconomowoc Area SD
TRAN Promissory Notes		1.00%		08/29/14	5,750,000	5,756,491

Total Fixed-Rate Securities
(Cost $1,335,801,984)						1,335,801,984

Variable-Rate Securities 68.5% of net assets

Alabama 5.1%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	6,749,000	6,749,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.07%		07/07/14	10,160,000	10,160,000

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.07%		07/07/14	37,350,000	37,350,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.09%		07/07/14	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.11%		07/07/14	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		07/07/14	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.05%		07/01/14	3,415,000	3,415,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.10%		07/07/14	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.10%		07/07/14	15,960,000	15,960,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.09%		07/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.06%		07/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.06%		07/07/14	25,000,000	25,000,000

						202,744,000

Alaska 0.1%
Valdez
Marine Terminal Refunding RB (Exxon Pipeline) Series 1993C		0.03%		07/01/14	3,500,000	3,500,000

Arizona 0.4%
Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	6,695,000	6,695,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	10,715,000	10,715,000

						17,410,000

Arkansas 0.1%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/14	5,935,000	5,935,000

California 4.5%
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,750,000	3,750,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.07%		07/07/14	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.09%		07/07/14	3,600,000	3,600,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		07/07/14	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		07/07/14	11,285,000	11,285,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004L		0.03%		07/07/14	12,000,000	12,000,000

RB (Kaiser Permanente) Series 2009C1		0.03%		07/07/14	9,600,000	9,600,000

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.05%		07/07/14	9,465,000	9,465,000

East Bay Municipal Utility District
Wastewater System Refunding RB Series 2008C (LIQ: Bank of New York Mellon)		0.06%		07/07/14	29,100,000	29,100,000

Los Angeles
Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/14	2,250,000	2,250,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.09%		07/07/14	750,000	750,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/14	8,700,000	8,700,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	23,500,000	23,500,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.07%		07/07/14	15,200,000	15,200,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	11,000,000	11,000,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		07/07/14	3,000,000	3,000,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	3,210,000	3,210,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	10,345,000	10,345,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	3,340,000	3,340,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	6,975,000	6,975,000

						177,010,000

Colorado 2.1%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.13%		07/07/14	19,420,000	19,420,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.07%		07/07/14	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	4,000,000	4,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.07%		07/07/14	12,450,000	12,450,000

Midcities Metropolitan District No. 1
Special Refunding & Improvement RB Series 2004B (LOC: BNP Paribas)		0.19%		07/07/14	4,000,000	4,000,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.07%		07/07/14	840,000	840,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/14	9,975,000	9,975,000

Traer Creek Metropolitan District
RB Series 2002 (LOC: BNP Paribas)		0.14%		07/07/14	2,500,000	2,500,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		07/07/14	8,000,000	8,000,000

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	9,000,000	9,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.07%		07/07/14	6,135,000	6,135,000

						82,620,000

Connecticut 0.2%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/14	8,275,000	8,275,000

District of Columbia 1.6%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		07/07/14	3,305,000	3,305,000

Income Tax Secured Refunding RB Series 2012B (LIQ: Citibank, NA)	a	0.06%		07/07/14	6,200,000	6,200,000

District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.10%		07/07/14	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/14	9,500,000	9,500,000

Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.07%		07/07/14	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	9,253,000	9,253,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		07/07/14	14,495,000	14,495,000

						64,700,000

Florida 4.0%
Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	12,010,000	12,010,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.06%		07/07/14	6,265,000	6,265,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		07/07/14	9,950,000	9,950,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.09%		07/07/14	7,000,000	7,000,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	6,220,000	6,220,000

Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.08%		07/07/14	8,565,000	8,565,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	13,420,000	13,420,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	5,000,000	5,000,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/14	5,000,000	5,000,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.08%		07/07/14	7,640,000	7,640,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	9,685,000	9,685,000

Utility System Refunding RB Series 2011A	b	0.17%		01/26/15	5,000,000	5,000,000

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	14,760,000	14,760,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		07/07/14	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		07/07/14	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.07%		07/07/14	3,385,000	3,385,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	2,275,000	2,275,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A1	b	0.14%		01/26/15	12,500,000	12,500,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health So FL) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/14	5,185,000	5,185,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	5,375,000	5,375,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/07/14	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	4,995,000	4,995,000

						158,935,000

Georgia 1.3%
Bartow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009	d	0.11%		07/07/14	25,000,000	25,000,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.05%		07/01/14	780,000	780,000

Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	5,115,000	5,115,000

GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	5,045,000	5,045,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	2,825,000	2,825,000

Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008		0.05%		07/01/14	900,000	900,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) First Series 1996		0.05%		07/01/14	3,985,000	3,985,000

Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.05%		07/01/14	6,300,000	6,300,000

						49,950,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	4,995,000	4,995,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		07/07/14	3,975,000	3,975,000

						8,970,000

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.14%		01/26/15	8,110,000	8,110,000

Illinois 6.2%
Bartlett
Unlimited Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.09%		07/07/14	9,240,000	9,240,000

Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.11%		07/07/14	9,600,000	9,600,000

Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: Northern Trust Co)		0.11%		07/07/14	4,790,000	4,790,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.30%		07/07/14	6,120,000	6,120,000

Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.16%		07/07/14	2,085,000	2,085,000

Chicago Park District
LT Park Bonds Series 2014A (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,100,000	5,100,000

ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		07/07/14	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	12,000,000	12,000,000

Illinois
GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.05%		07/07/14	7,000,000	7,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.15%		07/07/14	555,000	555,000

RB (Advocate Health Care) Series 2011B	b	0.18%		01/26/15	11,900,000	11,900,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.06%		07/07/14	4,205,000	4,205,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.06%		07/07/14	1,020,000	1,020,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.06%		07/07/14	2,500,000	2,500,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.10%		07/07/14	4,500,000	4,500,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/14	12,981,000	12,981,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	4,810,000	4,810,000

RB (Univ of Chicago) Series 2013A (LIQ: Citibank, NA)	a	0.07%		07/07/14	3,000,000	3,000,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.05%		07/07/14	18,700,000	18,700,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,000,000	2,000,000

Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/07/14	35,930,000	35,930,000

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.13%		07/07/14	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.14%		07/07/14	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.08%		07/07/14	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	1,215,000	1,215,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	6,185,000	6,185,000

Toll Highway Sr RB Series 2014B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	8,000,000	8,000,000

Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	2,380,000	2,380,000

Refunding Bonds (McCormick Place) Series 2012B & 2010B1 (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	10,000,000	10,000,000

Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds ULT Series 2007A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	10,350,000	10,350,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	13,680,000	13,680,000

						247,401,000

Indiana 1.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.07%		07/07/14	28,500,000	28,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	5,000,000	5,000,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,000,000	2,000,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		07/07/14	7,050,000	7,050,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 B4&B6 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		07/01/14	3,950,000	3,950,000

						55,000,000

Iowa 2.5%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.10%		07/07/14	24,300,000	24,300,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.09%		07/07/14	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.08%		07/07/14	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.07%		07/07/14	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.07%		07/07/14	12,500,000	12,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.11%		07/07/14	15,000,000	15,000,000

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.06%		07/01/14	2,200,000	2,200,000

						100,500,000

Kansas 0.6%
Kansas Department of Transportation
Highway Revenue Refunding Index Bonds Series 2012A2		0.29%	07/04/14	09/01/14	5,000,000	5,001,716

Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.05%		07/01/14	10,500,000	10,500,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.06%		07/07/14	5,375,000	5,375,000

						25,411,716

Kentucky 0.5%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B1	b	0.21%		01/26/15	3,000,000	3,000,000

RB (Catholic Health Initiatives) Series 2011B3	b	0.21%		01/26/15	14,300,000	14,300,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.07%		07/07/14	3,485,000	3,485,000

						20,785,000

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.13%		07/07/14	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		07/07/14	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.10%		07/07/14	5,950,000	5,950,000

Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: Fannie Mae)		0.06%		07/07/14	3,690,000	3,690,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.10%		07/07/14	3,390,000	3,390,000

RB (Main St Holdings) Series 2006A (LOC: Federal Home Loan Bank)		0.10%		07/07/14	5,150,000	5,150,000

						39,155,000

Maine 1.3%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.07%		07/07/14	11,750,000	11,750,000

RB (Waynflete School) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/14	10,400,000	10,400,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	29,440,000	29,440,000

						51,590,000

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Maryland 0.8%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	7,600,000	7,600,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.08%		07/07/14	4,330,000	4,330,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.12%		07/07/14	4,900,000	4,900,000

Prince George’s Cnty
Refunding RB (Collington Episcopal Life Care Community) Series 2006B (LOC: Bank of America, NA)		0.07%		07/07/14	13,310,000	13,310,000

						30,140,000

Massachusetts 1.8%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.06%		07/07/14	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.08%		07/07/14	1,000,000	1,000,000

GO Bonds Consolidated Loan Series 2012A		0.44%	07/03/14	09/01/14	5,000,000	5,000,443

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	2,000,000	2,000,000

GO Refunding Bonds Series 2014A		0.04%	07/03/14	02/01/15	16,000,000	15,998,120

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.15%		01/26/15	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/07/14	4,485,000	4,485,000

Massachusetts Health & Educational Facilities Auth
RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		07/07/14	6,985,000	6,985,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,840,000	5,840,000

Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.04%		07/07/14	16,400,000	16,400,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,050,000	4,050,000

						69,838,563

Michigan 1.1%
Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/07/14	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.07%		07/07/14	3,500,000	3,500,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.12%		01/26/15	12,760,000	12,760,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/14	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	5,000,000	5,000,000

						44,095,000

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Minnesota 0.2%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.08%		07/07/14	3,745,000	3,745,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.07%		07/07/14	5,455,000	5,455,000

						9,200,000

Mississippi 0.2%
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	10,000,000	10,000,000

Missouri 1.5%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)	d	0.08%		07/07/14	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.05%		07/01/14	11,200,000	11,200,000

Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	9,000,000	9,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.13%		01/26/15	5,000,000	5,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.06%		07/07/14	5,540,000	5,540,000

						60,300,000

Nebraska 1.9%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.07%		07/07/14	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/14	22,765,000	22,765,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.18%		07/07/14	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.09%		07/07/14	5,000,000	5,000,000

						73,765,000

Nevada 1.1%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	4,750,000	4,750,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.08%		07/07/14	14,810,000	14,810,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	10,000,000	10,000,000

Las Vegas Valley Water District
Water LT GO Bonds Series 2006A	a	0.06%		07/07/14	1,000,000	1,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	11,795,000	11,795,000

						42,355,000

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.14%		07/07/14	8,750,000	8,750,000

New Jersey 0.5%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,500,000	3,500,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	8,520,000	8,520,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	6,160,000	6,160,000

						18,180,000

New Mexico 0.3%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.06%		07/07/14	12,000,000	12,000,000

New York 7.4%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	16,130,000	16,130,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.06%		07/07/14	15,600,000	15,600,000

New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	4,000,000	4,000,000

GO Bonds Fiscal 2006 Series J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,115,000	6,115,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.04%		07/01/14	7,000,000	7,000,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,000,000	2,000,000

M/F Housing RB Series 2014C2 (LIQ: Wells Fargo Bank, NA)		0.07%		07/07/14	10,000,000	10,000,000

M/F Rental Housing RB (Royal Charter-East) Series 2005A (LOC: Fannie Mae)		0.04%		07/07/14	29,200,000	29,200,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	570,000	570,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.08%		07/07/14	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.03%		07/01/14	11,800,000	11,800,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.07%		07/07/14	7,000,000	7,000,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	3,750,000	3,750,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.09%		07/07/14	12,300,000	12,300,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	4,000,000	4,000,000

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Bonds Fiscal 2001 Series C (LIQ: PNC Bank NA)		0.03%		07/01/14	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/01/14	4,755,000	4,755,000

Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: Barclays Bank Plc)		0.03%		07/01/14	12,600,000	12,600,000

Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: Mizuho Bank Ltd)		0.03%		07/01/14	18,400,000	18,400,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,700,000	3,700,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		07/07/14	14,435,000	14,435,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	25,010,000	25,010,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	7,000,000	7,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,000,000	6,000,000

State Personal Income Tax Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	9,405,000	9,405,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.07%		07/07/14	4,000,000	4,000,000

New York State HFA
Housing RB (320 West 38th St) Series 2009A (LOC: Wells Fargo Bank, NA)		0.05%		07/07/14	17,200,000	17,200,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.08%		07/07/14	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,465,000	4,465,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	3,000,000	3,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		07/07/14	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.16%		07/07/14	5,700,000	5,700,000

						293,120,000

North Carolina 1.5%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		01/26/15	9,145,000	9,145,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	3,500,000	3,500,000

Limited Obligation Refunding Bonds Series 2014B (LIQ: JP Morgan Securities, LLC)	a	0.04%		07/01/14	19,070,000	19,070,000

North Carolina Capital Facilities Finance Agency
RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.06%		07/07/14	7,095,000	7,095,000

80 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		01/26/15	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.07%		07/07/14	1,900,000	1,900,000

Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.04%		07/07/14	15,000,000	15,000,000

						60,710,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.07%		07/07/14	7,000,000	7,000,000

Ohio 0.7%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	7,500,000	7,500,000

Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.15%		07/07/14	900,000	900,000

RB (OhioHealth) Series 2011C		0.09%	07/03/14	06/03/15	2,940,000	2,940,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	4,375,000	4,375,000

Ohio State Air Quality Development Auth
Pollution Control Refunding RB (TimkenSteel) Series 2003 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/07/14	4,250,000	4,250,000

Refunding RB (TimkenSteel) Series 2001 (LOC: PNC Bank NA)		0.08%		07/07/14	3,000,000	3,000,000

Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.08%		07/07/14	3,000,000	3,000,000

						25,965,000

Oklahoma 0.6%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	25,000,000	25,000,000

Oregon 0.4%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.07%		07/07/14	3,000,000	3,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	07/03/14	10/01/14	8,500,000	8,500,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,000,000	3,000,000

						14,500,000

Pennsylvania 1.5%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	5,000,000	5,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	9,700,000	9,700,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	07/03/14	08/14/14	11,000,000	11,000,000

See financial notes 81

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/14	4,000,000	4,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/07/14	6,580,000	6,580,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	800,000	800,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.09%		07/07/14	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.14%		07/07/14	5,410,000	5,410,000

Univ of Pittsburgh
Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	6,665,000	6,665,000

Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,925,000	3,925,000

						59,980,000

South Carolina 0.5%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	9,615,000	9,615,000

Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,495,000	3,495,000

Cherokee Cnty
IDRB (Newark Electronics) Series 1985 (LOC: Bank of America, NA)		0.35%		07/07/14	6,500,000	6,500,000

						19,610,000

Tennessee 0.9%
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.08%		07/07/14	3,000,000	3,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.12%		07/07/14	5,990,000	5,990,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.08%		07/07/14	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.12%		07/07/14	3,260,000	3,260,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.12%		07/07/14	2,910,000	2,910,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.07%		07/07/14	5,900,000	5,900,000

						37,260,000

82 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 6.2%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	4,465,000	4,465,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	26,125,000	26,125,000

Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	5,000,000	5,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	7,000,000	7,000,000

Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	9,190,000	9,190,000

Toll Road Sub Lien ULT Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	12,870,000	12,870,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D.		0.03%		07/07/14	17,500,000	17,500,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.09%		07/07/14	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	4,500,000	4,500,000

Houston
Water & Sewer System Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	8,020,000	8,020,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	4,100,000	4,100,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	8,050,000	8,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/14	10,800,000	10,800,000

North East ISD
ULT Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/07/14	8,295,000	8,295,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.08%		07/07/14	4,565,000	4,565,000

Northwest ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		07/07/14	10,000,000	10,000,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.06%		07/07/14	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.06%		07/07/14	10,000,000	10,000,000

San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	5,000,000	5,000,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,020,000	4,020,000

See financial notes 83

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	10,005,000	10,005,000

Refunding Lease RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	12,515,000	12,515,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.11%		07/07/14	5,625,000	5,625,000

Texas
Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		07/07/14	7,350,000	7,350,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	1,500,000	1,500,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.11%		07/07/14	5,540,000	5,540,000

						245,280,000

Utah 0.4%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.11%		07/07/14	9,375,000	9,375,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.08%		07/07/14	7,230,000	7,230,000

						16,605,000

Virginia 0.9%
Fairfax Cnty
Sewer RB Series 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	9,950,000	9,950,000

Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.14%		01/26/15	7,370,000	7,370,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	2,400,000	2,400,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.18%		01/26/15	9,150,000	9,150,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (ESCROW/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	4,663,000	4,663,000

						36,863,000

Washington 3.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	2,990,000	2,990,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		07/07/14	9,250,000	9,250,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.11%		07/07/14	4,420,000	4,420,000

Washington
GO Bonds Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,000,000	4,000,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.07%		07/07/14	7,000,000	7,000,000

84 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.21%		01/26/15	8,000,000	8,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.21%		01/26/15	7,000,000	7,000,000

RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	14,995,000	14,995,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		07/07/14	5,000,000	5,000,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	4,630,000	4,630,000

RB (Providence Health & Services) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	9,205,000	9,205,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.10%		07/07/14	30,000,000	30,000,000

						118,565,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	15,530,000	15,530,000

Wisconsin 1.0%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B1	b	0.14%		01/26/15	3,500,000	3,500,000

Health Facilities RB (UnityPoint Health) Series 2014B2	b	0.14%		01/26/15	4,150,000	4,150,000

RB (Ascension Health Alliance) Series 2013B5	b	0.12%		01/26/15	4,685,000	4,685,000

RB (Community Health Network) Series 2004B (LOC: Federal Home Loan Bank)		0.06%		07/07/14	3,925,000	3,925,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		07/07/14	10,240,000	10,240,000

						39,000,000

Total Variable-Rate Securities
(Cost $2,721,613,279)						2,721,613,279

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $4,057,415,263.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,557,781,000 or 39.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $134,805,000 or 3.4% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes 85

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

86 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$4,057,415,263
Cash		93,134
Receivables:
Investments sold		38,250,000
Interest		3,584,424
Fund shares sold		24,620
Prepaid expenses	+	1,241

Total assets		4,099,368,682

Liabilities

Payables:
Investments bought		125,625,819
Investment adviser and administrator fees		24,408
Fund shares redeemed		2,561,668
Distributions to shareholders		15,244
Accrued expenses	+	43,722

Total liabilities		128,270,861

Net Assets

Total assets		4,099,368,682
Total liabilities	−	128,270,861

Net assets		$3,971,097,821

Net Assets by Source
Capital received from investors		3,970,752,438
Net realized capital gains		345,383

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$3,486,218,371		3,485,097,709		$1.00
Value Advantage Shares	$484,879,450		484,718,247		$1.00

See financial notes 87

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$2,268,592

Expenses

Investment adviser and administrator fees		6,498,652
Shareholder service fees:
Sweep Shares		6,049,505
Value Advantage Shares		563,000
Portfolio accounting fees		99,635
Registration fees		59,675
Custodian fees		41,423
Shareholder reports		38,809
Transfer agent fees		20,518
Professional fees		20,119
Independent trustees’ fees		18,216
Interest expense		154
Other expenses	+	38,673

Total expenses		13,448,379
Expense reduction by CSIM and its affiliates	−	11,378,168

Net expenses	−	2,070,211

Net investment income		198,381

Realized Gains (Losses)

Net realized gains on investments		345,383

Increase in net assets resulting from operations		$543,764

88 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$198,381	$386,020
Net realized gains	+	345,383	472,250

Increase in net assets from operations		543,764	858,270

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(172,798)	(328,638)
Value Advantage Shares	+	(25,583)	(57,382)

Total distributions from net investment income		(198,381)	(386,020)

Distributions from net realized gains
Sweep Shares		—	(160,546)
Value Advantage Shares	+	—	(24,532)

Total distributions from net realized gains		—	(185,078)

Total distributions		(198,381)	(571,098)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		5,233,954,252	10,412,500,997
Value Advantage Shares	+	58,706,299	185,271,406

Total shares sold		5,292,660,551	10,597,772,403

Shares Reinvested
Sweep Shares		155,633	478,123
Value Advantage Shares	+	20,667	71,265

Total shares reinvested		176,300	549,388

Shares Redeemed
Sweep Shares		(5,276,151,045)	(10,407,755,840)
Value Advantage Shares	+	(112,845,899)	(271,492,570)

Total shares redeemed		(5,388,996,944)	(10,679,248,410)

Net transactions in fund shares		(96,160,093)	(80,926,619)

Net Assets

Beginning of period		4,066,912,531	4,147,551,978
Total decrease	+	(95,814,710)	(80,639,447)

End of period		$3,971,097,821	$4,066,912,531

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 89

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that

90

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

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 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	76%	71%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (Wells Fargo Group)	11% (JP Morgan Chase Group)

92

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies

 93

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to

94

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Institutional Shares	0.22%	n/a

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Institutional Shares**	0.24%	n/a

*	CSIM and its affiliates have agreed to limit this share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2016.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund’s or share class’s average daily net assets.

During the period ended June 30, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab Municipal Money Fund	$36,785,916	$7,831,226
Schwab AMT Tax-Free Money Fund	11,378,168	1,679,585

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

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 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab Municipal Money Fund
Sweep Shares	$29,080,911	$37,034,954	$47,544,397	$26,500,930	$140,161,192
Value Advantage Shares	1,512,755	1,900,331	2,191,081	1,183,360	6,787,527
Select Shares	303,574	583,445	824,824	470,176	2,182,019
Institutional Shares	62,390	329,600	1,067,220	800,224	2,259,434
Schwab AMT Tax-Free Money Fund
Sweep Shares	$9,765,098	$12,403,024	$15,229,803	$8,825,776	$46,223,701
Value Advantage Shares	1,400,113	1,656,669	1,673,827	872,807	5,603,416

As of December 31, 2013, recoupable waivers expired as follows:

Schwab Municipal Money Fund
Sweep Shares	$23,843,079
Value Advantage Shares	1,515,232
Select Shares	13,581
Institutional Shares	—
Schwab AMT Tax-Free Money Fund
Sweep Shares	$7,285,013
Value Advantage Shares	1,270,414

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2014, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Municipal Money Fund	$9,200,000
Schwab AMT Tax-Free Money Fund	3,190,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

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Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical

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practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

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 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective

 103

maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

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Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25720-12
00120318

Semiannual report dated June 30, 2014, enclosed.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm*

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This wrapper is not part of the shareholder report.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm*

Semiannual Report
June 30, 2014

*	closed to new and existing investors

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six-month reporting period ended June 30, 2014, yields on municipal money market securities reached their lowest levels in more than 20 years.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund. These funds are designed to offer stability of capital, liquidity, and income, and are part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on municipal money market securities reached their lowest levels in more than 20 years. With moderate economic improvements, the Federal Reserve began reducing some of its stimulative policies in January, but provided reassurances that low short-term interest rates remained necessary for the time being. Meanwhile, the supply of municipal securities declined as municipalities issued fewer securities due partly to fiscal belt tightening in recent years and overall economic improvements, placing downward pressure on yields.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about the Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California’s financial position is improving with the state’s moderate economic recovery and additional revenues from a tax increase approved by voters in November 2012.

California is expected to report that it ended fiscal 2014 (7/1/13-6/30/14) with a general fund balance of $3.9 billion, equal to about 3.9% of annual spending. The fiscal 2014 budget was the first to be structurally balanced since fiscal 2008. The state’s improved financial position is largely the result of a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012. The new taxes were projected to yield $6.2 billion in additional general fund revenues in fiscal 2014. State tax receipts through June 2014 were about $5.6 billion, or 5.4%, ahead of budget projections, led by personal income taxes and corporation taxes.

The fiscal 2015 budget was signed by Governor Brown on June 20, 2014. The general fund spending plan totals $108.0 billion, up from $100.7 billion in fiscal 2014, including $1.6 billion set aside in a budget stabilization account. With the help of strong capital gains income, the budget pays down over $10 billion of $26.2 billion in outstanding budgetary debt, including $5 billion of delayed payments to schools and community colleges. The state projects ending fiscal 2015 with $3.0 billion of reserves, or 2.8% of annual spending. The state’s school districts, which rely on state funds for nearly 60% of their operating revenues, benefit the most from this new budget with $4.75 billion of additional appropriations. The budget also begins to address the large unfunded liabilities of the California State Teachers Retirement System.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is brighter, California’s recent budget cuts have had varying impacts on the credit quality of these issuers. For example, while California school districts and community college districts receive over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. Many local property tax bases are now growing again, but the areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels. County governments are also seeing some improvement in their financial positions from growth in their tax bases and are tentatively restoring some of the health and social service spending trimmed in response to prior cuts in state aid and declines in local tax revenues.

The outlook for many of California’s cities is also improving, with moderate growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The cities of Stockton and San Bernardino remain in bankruptcy, and continue to work toward reorganization plans. Stockton and San Bernardino were both centers for the recent housing market boom and bust.

California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. Despite serious drought conditions, the state’s largest water utilities are positioned well to meet demand through stored water, conservation and alternate supplies.

California’s economy is recovering from a deep recession at a moderate pace. The state gained 340,200 jobs from May 2013 to May 2014, a 2.3% increase, continuing on from the 441,100 jobs gained in calendar year 2013. California’s unemployment rate declined to 7.6% in May 2014, down from 9.0% in May 2013. That rate placed the state fifth highest in the country and still above the national average of 6.3%.

Despite its diversified economy and high wealth indicators, California’s credit quality remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, A from Standard & Poor’s Ratings Services, and A from Fitch Ratings. Moody’s raised its rating from A1 in June 2014 and S&P revised its rating outlook to positive in January 2014.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Schwab California Municipal Money Fund™

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) that was conservatively longer than many of the fund’s peers. Facing seasonal supply and demand constraints, the fund’s WAM shortened in late May. As one-year muni note supply rose in early June, the fund’s WAM was extended by purchasing some of these securities that could be quickly bought or sold. In addition, the investment adviser attempted to enhance the fund’s tactical positioning and credit diversification by strategically purchasing securities such as tender option bonds. Reflecting these strategies, the fund’s WAM started the period at 38 days and ended at 49 days.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	66.7%
8-30 Days	2.6%
31-60 Days	10.5%
61-90 Days	4.9%
91-180 Days	6.9%
More than 180 Days	8.4%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	50%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	34.4%
Variable Rate Demand Obligations	33.1%
Commercial Paper	21.5%
Fixed Rate Notes	7.9%
Other	3.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab California Municipal Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab California Municipal Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.51% and 0.36% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.

Schwab California Municipal Money Fundtm 5

Schwab California AMT Tax-Free Money Fund™

The Schwab California AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Please note that on June 4, 2014, the fund closed to investors. Pending approval by shareholders, the fund will be reorganized into the Schwab California Municipal Money Market Fund. For more information concerning the fund’s closure to investors, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while emphasizing liquidity. This meant focusing on short-term muni securities that could be quickly bought or sold. Reflecting these strategies, the fund’s WAM started the period at 48 days and ended at 12 days.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	86.8%
8-30 Days	4.3%
31-60 Days	4.7%
61-90 Days	2.4%
91-180 Days	1.7%
More than 180 Days	0.1%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	12 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	46%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	44.9%
Variable Rate Demand Obligations	38.1%
Commercial Paper	8.4%
Fixed Rate Notes	6.5%
Other	2.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab California AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab California AMT Tax-Free Money Fundtm
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.23%

Seven-Day Effective Yield[3]	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.35% to the seven-day yield.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.

Schwab California AMT Tax-Free Money Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45
Value Advantage Shares®
Actual Return	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical 5% Return	0.09%	$1,000.00	$1,024.35	$0.45

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.25	$0.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.02		0.01		0.02		0.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3,4]	0.13	[3]	0.19	[3]	0.25	[3]	0.33	[3]	0.54	[3,5]
Gross operating expenses	0.69	[4]	0.69		0.69		0.69		0.69		0.72
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.10
Net assets, end of period ($ x 1,000,000)	5,839		6,081		6,137		5,641		5,507		5,517

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.02		0.01		0.02		0.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3,4]	0.13	[3]	0.19	[3]	0.26	[3]	0.33	[3]	0.47	[3,5]
Gross operating expenses	0.56	[4]	0.56		0.56		0.56		0.56		0.59
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	676		751		853		1,071		1,399		2,213

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4 Annualized.
5 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab California Municipal Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

36.7%	Fixed-Rate Securities	2,390,225,500	2,390,225,500
66.9%	Variable-Rate Securities	4,362,060,156	4,362,060,156

103.6%	Total Investments	6,752,285,656	6,752,285,656
(3.6%)	Other Assets and Liabilities, Net		(236,936,907)

100.0%	Net Assets		6,515,348,749

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 36.7% of net assets

California 36.7%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: Union Bank, NA)		0.09%		09/08/14	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	9,880,000	9,880,000

California
Economic Recovery Bonds Series 2004A		5.25%		07/01/14	11,920,000	11,920,000

GO Bonds		4.00%		08/01/14	150,000	150,479

GO Bonds		5.00%		08/01/14	100,000	100,402

GO Bonds		3.00%		09/01/14	100,000	100,458

GO Bonds		4.00%		09/01/14	1,100,000	1,106,902

GO Bonds		5.00%		09/01/14	550,000	554,402

GO Bonds		4.00%		10/01/14	430,000	434,055

GO Bonds		5.00%		10/01/14	455,000	460,483

GO Bonds		4.00%		11/01/14	100,000	101,261

GO Bonds		5.00%		12/01/14	600,000	611,879

GO Bonds		6.00%		02/01/15	250,000	258,347

GO Bonds		3.00%		03/01/15	400,000	407,262

GO Bonds		5.00%		03/01/15	175,000	180,507

GO Bonds		4.50%		06/01/15	200,000	207,785

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		08/18/14	50,000,000	50,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		08/28/14	10,000,000	10,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.09%		09/02/14	27,000,000	27,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		09/04/14	18,000,000	18,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		08/05/14	10,000,000	10,000,000

10 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		08/12/14	21,310,000	21,310,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		09/03/14	20,000,000	20,000,000

GO CP Series A7 (LOC: Mizuho Bank Ltd)		0.08%		09/24/14	12,930,000	12,930,000

GO Refunding Bonds		5.00%		08/01/14	3,175,000	3,187,818

GO Refunding Bonds		4.00%		09/01/14	275,000	276,728

GO Refunding Bonds		5.00%		11/01/14	7,780,000	7,907,036

GO Refunding Bonds		5.00%		02/01/15	400,000	411,150

GO Refunding Bonds		5.00%		03/01/15	2,485,000	2,564,456

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.15%		09/18/14	50,000	50,000

California Dept of Water Resources
Power Supply RB Series 2010M		2.25%		05/01/15	120,000	121,975

California Health Facilities Financing Auth
RB (City of Hope) Series 2012A		5.00%		11/15/14	150,000	152,657

RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	25,000,000	25,000,000

RB (St. Joseph Health) Series 2009B		5.00%		07/01/14	5,300,000	5,300,000

California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	14,245,000	14,245,000

California Public Works Board
Lease RB Series 2014C		1.00%		10/01/14	5,005,000	5,015,389

California School Cash Reserve Program Auth
2014-2015 Bonds, Series E	c	2.00%		06/30/15	48,000,000	48,893,760

Bonds 2013-2014 Series J		2.00%		10/01/14	10,200,000	10,248,507

Bonds 2014-2015 Series D	c	2.00%		06/30/15	10,500,000	10,696,560

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; Wells Fargo Bank, NA)	d	0.07%		07/02/14	75,000,000	75,000,000

California Statewide Communities Development Auth
RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/25/14	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2004E		0.14%		10/02/14	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.14%		10/03/14	11,300,000	11,300,000

RB (Kaiser Permanente) Series 2004E		0.14%		02/04/15	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004I		0.19%		09/04/14	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004I		0.13%		12/03/14	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/06/15	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/28/15	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		01/06/15	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.18%		08/07/14	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008B		0.13%		12/03/14	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008C		0.17%		07/17/14	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		10/10/14	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.18%		07/09/14	14,000,000	14,000,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	38,245,000	38,245,000

GO Bonds Series 2013A		3.00%		08/01/14	12,020,000	12,049,444

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Contra Costa Water District
Extendible CP		0.10%	10/02/14	03/01/15	12,500,000	12,500,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	34,850,000	34,850,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.11%	08/12/14	02/14/15	15,000,000	15,000,000

Water System Extendible CP		0.11%	07/02/14	11/29/14	20,000,000	20,000,000

Water System Extendible CP		0.09%	08/05/14	01/30/15	26,400,000	26,400,000

Water System Extendible CP		0.09%	08/18/14	02/14/15	25,200,000	25,200,000

Water System Extendible CP		0.11%	08/12/14	02/14/15	20,800,000	20,800,000

Water System Extendible CP		0.10%	10/03/14	03/01/15	13,000,000	13,000,000

Water System Extendible CP	d	0.10%	10/07/14	03/07/15	37,000,000	37,000,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	8,360,000	8,360,000

Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	15,865,000	15,865,000

GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	9,815,000	9,815,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	9,575,000	9,575,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.10%		10/02/14	30,500,000	30,500,000

Grossmont-Cuyamaca CCD
GO Refunding Bonds 2008		0.35%		08/01/14	5,640,000	5,638,328

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.16%		06/11/15	14,915,000	14,915,000

Imperial Irrigation District
Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	15,825,000	15,825,000

Los Angeles
GO Refunding Bonds Series 2005B		4.50%		09/01/14	100,000	100,712

TRAN 2014	c	1.50%		06/25/15	75,000,000	75,997,500

Wastewater System CP Revenue Notes Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.08%		09/25/14	13,750,000	13,750,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.10%		12/18/14	9,000,000	9,000,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.11%		03/17/15	17,500,000	17,500,000

Los Angeles Cnty
TRAN 2014-2015	c	1.50%		06/30/15	120,000,000	121,648,800

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.06%		09/08/14	14,350,000	14,350,000

Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.09%		10/14/14	12,500,000	12,500,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.10%		08/01/14	13,100,000	13,100,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.10%		08/05/14	13,000,000	13,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.07%		08/07/14	22,600,000	22,600,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		08/18/14	40,000,000	40,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		09/04/14	34,000,000	34,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	100,000	100,000

First Tier Sr Sales Tax Refunding RB Series 2011A		4.00%		07/01/14	110,000	110,000

Sr Sales Tax RB Series 2013B		2.00%		07/01/14	3,730,000	3,730,000

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	23,380,000	23,380,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1		4.00%		07/01/14	1,250,000	1,250,000

Power System RB Series 2007A1		5.00%		07/01/14	1,100,000	1,100,000

Power System RB Series 2011A		5.00%		07/01/14	650,000	650,000

Power System RB Series 2011A		5.00%		07/01/15	650,000	681,223

Los Angeles Harbor Dept
CP Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		07/29/14	10,000,000	10,000,000

CP Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.07%		08/01/14	15,000,000	15,000,000

CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.11%		07/02/14	10,000,000	10,000,000

CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.10%		08/01/14	2,500,000	2,500,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		08/19/14	6,688,000	6,688,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.09%		08/21/14	25,000,000	25,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.09%		08/19/14	6,000,000	6,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.09%		08/20/14	5,000,000	5,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.08%		09/05/14	10,000,000	10,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/08/14	13,325,000	13,325,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.11%		07/07/14	15,000,000	15,000,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.14%		08/29/14	13,000,000	13,000,000

Los Angeles USD
GO Bonds Series 2007H		5.00%		07/01/15	675,000	707,258

GO Refunding Bonds Series 2002		5.75%		07/01/14	335,000	335,000

GO Refunding Bonds Series 2010A		5.00%		07/01/15	1,300,000	1,362,776

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	11,040,000	11,040,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	16,700,000	16,700,000

Mt. San Antonio CCD
GO BAN 2010 (ESCROW)		0.23%		05/01/15	3,000,000	2,994,239

Napa Valley USD
GO Bonds Series 2009C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	23,000,000	23,000,000

Newport-Mesa USD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	6,630,000	6,630,000

Orange Cnty Local Transportation Auth
Sub Sales Tax Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.07%		09/04/14	25,000,000	25,000,000

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	18,345,000	18,345,000

Riverside Cnty
Teeter Obligation Notes Series 2013D		2.00%		10/15/14	14,000,000	14,073,018

TRAN 2014-2015	c	1.50%		06/30/15	40,000,000	40,551,600

Sacramento City USD
GO Bonds Series 2013A		3.00%		08/01/14	1,100,000	1,102,621

Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2010A		5.00%		12/01/14	375,000	382,523

Sacramento Municipal Utility District
CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.08%		07/08/14	25,000,000	25,000,000

CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.07%		08/04/14	19,500,000	19,500,000

CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.09%		08/06/14	15,000,000	15,000,000

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Bernardino Cnty
TRAN 2014-2015 Series A	c	2.00%		06/30/15	25,000,000	25,468,000

San Diego CCD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	6,100,000	6,100,000

San Diego Cnty Regional Airport Auth
Sub Revenue CP Series A&B (LOC: Lloyds Bank Plc)		0.11%		08/08/14	18,929,000	18,929,000

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.09%		07/24/14	16,000,000	16,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		08/05/14	20,900,000	20,900,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		08/06/14	5,000,000	5,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		08/05/14	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		08/06/14	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.09%		09/10/14	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		09/10/14	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		11/04/14	6,250,000	6,250,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		08/04/14	6,025,000	6,025,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		09/04/14	8,000,000	8,000,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		09/10/14	5,000,000	5,000,000

Water Revenue COP Series 2004A (ESCROW)		5.00%		05/01/15	10,000,000	10,400,560

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,220,000	1,279,150

San Diego Water System, CA
Extendable CP Series 1		0.09%	09/10/14	03/16/15	12,500,000	12,500,000

Extendable CP Series 1		0.09%	08/06/14	03/16/15	10,000,000	10,000,000

San Francisco
Refunding COP Series 2011B		4.00%		09/01/14	4,625,000	4,654,648

Refunding COP Series 2014R1		5.00%		04/01/15	1,720,000	1,781,801

Refunding COP Series 2014R2		5.00%		04/01/15	1,200,000	1,243,117

San Francisco Airport Commission
Second Series RB Series 2011A		5.00%		05/01/15	2,975,000	3,094,219

Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	9,995,000	9,995,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.17%		09/18/14	13,040,000	13,040,000

Sub CP Notes Series B1 (LOC: State Street Bank & Trust Company, NA)		0.08%		08/04/14	34,000,000	34,000,000

Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.08%		10/01/14	5,400,000	5,400,000

Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.09%		10/02/14	9,300,000	9,300,000

Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.07%		07/09/14	20,000,000	20,000,000

Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.07%		08/13/14	8,000,000	8,000,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.07%		09/04/14	14,800,000	14,800,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.09%		09/08/14	18,756,000	18,756,000

San Francisco Public Utilities Commission
Wastewater Refunding RB Series 2013A		4.00%		10/01/14	1,000,000	1,009,700

Water Refunding RB Series 2006B		5.00%		11/01/14	1,500,000	1,524,320

San Francisco USD
TRAN Series 2013A	d	2.00%		08/14/14	35,000,000	35,076,662

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.14%		10/10/14	10,400,000	10,400,000

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.14%		10/10/14	5,000,000	5,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	10,580,000	10,580,000

GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	1,600,000	1,600,000

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	22,000,000	22,001,095

Southern California Metropolitan Water District
Water RB Series A		2.50%		01/01/15	125,000	126,421

Water Refunding RB Series 2003A		5.00%		07/01/14	100,000	100,000

Water Refunding RB Series 2009E		3.75%		07/01/14	1,000,000	1,000,000

Water Refunding RB Series 2012E1		2.50%		10/01/14	8,265,000	8,265,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		07/18/14	25,000,000	25,000,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.10%		12/11/14	18,300,000	18,300,000

General RB Series 2009Q		5.00%		05/15/15	100,000	104,109

General Revenue Bonds Series 2009-O		5.00%		05/15/15	125,000	130,148

Ventura Cnty
TRAN Series 2014-2015	c	1.50%		07/01/15	25,000,000	25,343,250

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.10%		08/05/14	13,600,000	13,600,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	6,000,000	6,000,000

Total Fixed-Rate Securities
(Cost $2,390,225,500)						2,390,225,500

Variable-Rate Securities 66.9% of net assets

California 64.1%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.09%		07/07/14	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.07%		07/07/14	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.09%		07/07/14	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.09%		07/07/14	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.09%		07/07/14	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.12%		07/07/14	4,850,000	4,850,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.09%		07/07/14	5,790,000	5,790,000

RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.06%		07/07/14	5,000,000	5,000,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	2,895,000	2,895,000

RB (Evolve Manufacturing Technologies) Series 2014 (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	2,550,000	2,550,000

RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.11%		07/07/14	2,700,000	2,700,000

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.04%		07/07/14	9,555,000	9,555,000

Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.07%		07/07/14	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	19,030,000	19,030,000

Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.07%		07/07/14	7,500,000	7,500,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.07%		07/07/14	11,700,000	11,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.07%		07/07/14	16,985,000	16,985,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.08%		07/07/14	4,910,000	4,910,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a,d	0.08%		07/07/14	12,462,156	12,462,156

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.06%		07/07/14	13,870,000	13,870,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.09%		07/07/14	7,705,000	7,705,000

California
GO Bonds Series 2003B3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		07/07/14	25,000,000	25,000,000

GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.01%		07/01/14	8,655,000	8,655,000

GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.01%		07/01/14	23,450,000	23,450,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.02%		07/01/14	7,100,000	7,100,000

GO Bonds Series 2005B1 (LOC: Bank of America, NA)		0.07%		07/07/14	3,700,000	3,700,000

GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.04%		07/07/14	58,890,000	58,890,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.09%		07/07/14	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	7,105,000	7,105,000

Central Valley Water System RB Series AE (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	12,605,000	12,605,000

California Economic Development Financing Auth
IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.15%		07/07/14	480,000	480,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.06%		07/07/14	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.09%		07/07/14	10,000,000	10,000,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.10%		07/07/14	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.03%		07/07/14	21,000,000	21,000,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.03%		07/07/14	13,450,000	13,450,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.05%		07/07/14	10,700,000	10,700,000

RB (City of Hope) Series 2012C		0.03%		07/07/14	31,600,000	31,600,000

RB (Kaiser Permanente) Series 2006C		0.05%		07/07/14	5,955,000	5,955,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a,d	0.06%		07/07/14	81,810,000	81,810,000

RB (Memorial Health Services) Series 2013A		0.05%		07/07/14	8,000,000	8,000,000

RB (Memorial Health Services) Series 2013B	b	0.13%		01/26/15	17,500,000	17,500,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.07%		07/07/14	4,610,000	4,610,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: Bank of America, NA)	a	0.07%		07/07/14	9,200,000	9,200,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,295,000	6,295,000

RB (Providence Health & Services) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	4,000,000	4,000,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.03%		07/07/14	5,115,000	5,115,000

RB (Scripps Health) Series 2008B (LOC: Wells Fargo Bank, NA)		0.03%		07/07/14	2,800,000	2,800,000

RB (Scripps Health) Series 2012B		0.03%		07/07/14	13,225,000	13,225,000

RB (Scripps Health) Series 2012C		0.04%		07/07/14	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	11,250,000	11,250,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		07/07/14	3,550,000	3,550,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	3,750,000	3,750,000

RB (Sutter Health) Series 2013A (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	3,330,000	3,330,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.08%		07/07/14	16,560,000	16,560,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	1,165,000	1,165,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	11,020,000	11,020,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	15,355,000	15,355,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	13,310,000	13,310,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	11,070,000	11,070,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.04%		07/07/14	12,415,000	12,415,000

Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.06%		07/07/14	12,840,000	12,840,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.07%		07/07/14	4,520,000	4,520,000

RB (PG&E) Series 2009D (LOC: Sumitomo Mitsui Banking Corp)		0.01%		07/01/14	3,600,000	3,600,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.17%		07/30/14	11,370,000	11,370,000

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (PG&E) Series 2009A (LOC: Union Bank, NA)		0.04%		07/01/14	13,225,000	13,225,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.07%		07/07/14	12,650,000	12,650,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.01%		07/01/14	9,700,000	9,700,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.02%		07/01/14	2,200,000	2,200,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.09%		07/07/14	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.14%		07/07/14	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.14%		07/07/14	2,570,000	2,570,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.09%		07/07/14	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	2,625,000	2,625,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.10%		07/07/14	6,060,000	6,060,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.14%		07/07/14	15,600,000	15,600,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		07/07/14	2,665,000	2,665,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.09%		07/07/14	10,205,000	10,205,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.09%		07/07/14	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.09%		07/07/14	7,505,000	7,505,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.09%		07/07/14	3,400,000	3,400,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.10%		07/07/14	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.09%		07/07/14	4,575,000	4,575,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.09%		07/07/14	640,000	640,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.09%		07/07/14	16,175,000	16,175,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	d	0.09%		07/07/14	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/14	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.07%		07/07/14	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.10%		07/07/14	1,310,000	1,310,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	1,900,000	1,900,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	9,340,000	9,340,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	5,970,000	5,970,000

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.09%		07/07/14	8,925,000	8,925,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.07%		07/07/14	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Union Bank, NA)		0.07%		07/07/14	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.14%		07/07/14	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.09%		07/07/14	1,395,000	1,395,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Union Bank, NA)		0.10%		07/07/14	4,375,000	4,375,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Union Bank, NA)		0.10%		07/07/14	4,115,000	4,115,000

Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.10%		07/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.10%		07/07/14	1,500,000	1,500,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: Comerica Bank)		0.10%		07/07/14	1,615,000	1,615,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.10%		07/07/14	2,825,000	2,825,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.10%		07/07/14	2,275,000	2,275,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.10%		07/07/14	1,170,000	1,170,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.07%		07/07/14	2,280,000	2,280,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.10%		07/07/14	740,000	740,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.10%		07/07/14	1,840,000	1,840,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.09%		07/07/14	4,550,000	4,550,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.10%		07/07/14	6,910,000	6,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: Union Bank, NA)		0.10%		07/07/14	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Union Bank, NA)		0.10%		07/07/14	27,800,000	27,800,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: Union Bank, NA)		0.10%		07/07/14	5,500,000	5,500,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.10%		07/07/14	2,210,000	2,210,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.10%		07/07/14	710,000	710,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.07%		07/07/14	2,340,000	2,340,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.10%		07/07/14	3,645,000	3,645,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.07%		07/07/14	1,900,000	1,900,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.10%		07/07/14	1,320,000	1,320,000

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.10%		07/07/14	2,205,000	2,205,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.14%		07/07/14	5,400,000	5,400,000

Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: Comerica Bank)		0.10%		07/07/14	2,810,000	2,810,000

Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: Comerica Bank)		0.10%		07/07/14	1,400,000	1,400,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.07%		07/07/14	2,385,000	2,385,000

California Public Works Board
Lease RB (Univ of California) Series 2011G (ESCROW/LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	7,500,000	7,500,000

Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	8,670,000	8,670,000

Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	10,990,000	10,990,000

California State Univ
RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		07/07/14	14,260,000	14,260,000

RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a,d	0.07%		07/07/14	25,765,000	25,765,000

RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,840,000	5,840,000

Systemwide Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		07/07/14	14,120,000	14,120,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.11%		07/07/14	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.10%		07/07/14	4,790,000	4,790,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.06%		07/07/14	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.07%		07/07/14	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.07%		07/07/14	8,595,000	8,595,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.06%		07/07/14	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.09%		07/07/14	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.08%		07/07/14	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.07%		07/07/14	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.07%		07/07/14	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.07%		07/07/14	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/07/14	7,000,000	7,000,000

M/F Housing RB (Heritage II Apts) Series 2014G (LOC: Federal Home Loan Bank)		0.05%		07/07/14	7,100,000	7,100,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.07%		07/07/14	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.04%		07/07/14	13,500,000	13,500,000

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.08%		07/07/14	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.07%		07/07/14	7,350,000	7,350,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.08%		07/07/14	3,520,000	3,520,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.07%		07/07/14	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.07%		07/07/14	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.07%		07/07/14	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.04%		07/07/14	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.07%		07/07/14	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.07%		07/07/14	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.07%		07/07/14	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.09%		07/07/14	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.05%		07/07/14	6,500,000	6,500,000

M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.06%		07/07/14	17,000,000	17,000,000

RB (Kaiser Permanente) Series 2003B		0.05%		07/07/14	3,800,000	3,800,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	4,950,000	4,950,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.08%		07/07/14	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.08%		07/07/14	6,300,000	6,300,000

RB (Sutter Health) Series 2011D (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	10,125,000	10,125,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.06%		07/07/14	2,175,000	2,175,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	11,995,000	11,995,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	7,995,000	7,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.05%		07/07/14	12,560,000	12,560,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.07%		07/07/14	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.07%		07/07/14	32,200,000	32,200,000

Cypress Elementary SD
GO Bonds Series B1 (LIQ: Deutsche Bank AG)	a	0.09%		07/07/14	10,725,000	10,725,000

Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: Freddie Mac)		0.08%		07/07/14	28,700,000	28,700,000

East Bay Municipal Utility District
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		07/07/14	35,000,000	35,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		07/07/14	9,760,000	9,760,000

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a,d	0.07%		07/07/14	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.07%	07/03/14	05/22/15	17,500,000	17,500,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	25,635,000	25,635,000

Refunding COP Series 2011A (LOC: Union Bank, NA)		0.06%		07/07/14	14,630,000	14,630,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)	d	0.07%		07/07/14	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.08%		07/07/14	6,900,000	6,900,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	10,026,000	10,026,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/14	25,720,000	25,720,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.06%		07/07/14	4,500,000	4,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/07/14	7,900,000	7,900,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	7,000,000	7,000,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		07/07/14	6,545,000	6,545,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.07%		07/07/14	7,525,000	7,525,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.04%		07/07/14	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.07%		07/07/14	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.07%		07/07/14	7,000,000	7,000,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.07%	07/03/14	03/12/15	14,540,000	14,540,000

Refunding Bonds Series 2011A2		0.07%	07/03/14	03/12/15	9,000,000	9,000,000

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	25,080,000	25,080,000

GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	5,854,000	5,854,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.12%		07/07/14	4,760,000	4,760,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.07%		07/07/14	4,500,000	4,500,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.08%		07/07/14	3,750,000	3,750,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.09%		07/07/14	2,785,000	2,785,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	6,665,000	6,665,000

Los Angeles CCD
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	4,785,000	4,785,000

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.05%		07/07/14	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.07%		07/07/14	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.07%		07/07/14	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.07%		07/07/14	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	32,300,000	32,300,000

Los Angeles Community Redevelopment Agency
M/F Housing RB Series 2001A (LOC: Fannie Mae)		0.07%		07/07/14	3,955,000	3,955,000

Los Angeles Department of Water & Power
Power System RB Series 2005A		0.08%		07/07/14	15,430,000	15,430,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		07/07/14	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.13%		07/07/14	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.06%		07/07/14	8,800,000	8,800,000

Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.06%		07/07/14	5,085,000	5,085,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	8,665,000	8,665,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.06%		07/07/14	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,665,000	6,665,000

Airport Sr RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,500,000	2,500,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A1 (LIQ: Bank of America, NA)		0.05%		07/07/14	10,000,000	10,000,000

Power System RB Series 2002A4 (LIQ: Bank of America, NA)		0.06%		07/07/14	12,300,000	12,300,000

Power System RB Series 2002A5 (LIQ: Citibank, NA)		0.05%		07/07/14	5,000,000	5,000,000

Power System RB Series 2002A6 (LIQ: Bank of America, NA)		0.06%		07/07/14	11,100,000	11,100,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	37,220,000	37,220,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,545,000	7,545,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.08%		07/07/14	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	13,485,000	13,485,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		07/07/14	34,360,000	34,360,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	17,500,000	17,500,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	24,210,000	24,210,000

Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	17,565,000	17,565,000

Water System RB Series 2011B1 (LIQ: Royal Bank of Canada)		0.05%		07/07/14	15,450,000	15,450,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.01%		07/01/14	4,300,000	4,300,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,665,000	3,665,000

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	12,000,000	12,000,000

Water System RB Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	5,000,000	5,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	7,390,000	7,390,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	9,725,000	9,725,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.11%		07/07/14	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.22%		07/07/14	1,455,000	1,455,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.07%		07/07/14	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,890,000	6,890,000

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	24,775,000	24,775,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.08%		07/07/14	3,276,000	3,276,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	4,560,000	4,560,000

Oakland
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	6,855,000	6,855,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	6,520,000	6,520,000

Apartment Development Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.06%		07/07/14	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.07%		07/07/14	4,895,000	4,895,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.07%		07/07/14	9,900,000	9,900,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.05%		07/07/14	10,725,000	10,725,000

Lease RB Series 2006 (LOC: Union Bank, NA)	d	0.05%		07/07/14	20,285,000	20,285,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.05%		07/07/14	18,710,000	18,710,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	9,450,000	9,450,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.09%		07/07/14	2,550,000	2,550,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.12%		07/07/14	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		07/07/14	6,725,000	6,725,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	27,770,000	27,770,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		07/07/14	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.07%		07/07/14	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	8,845,000	8,845,000

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.07%		07/07/14	10,890,000	10,890,000

Richmond
Wastewater Refunding RB Series 2008A (LOC: Union Bank, NA)		0.05%		07/07/14	7,000,000	7,000,000

Riverside
Electric Refunding RB Series 2008A (LOC: Barclays Bank Plc)		0.06%		07/07/14	20,000,000	20,000,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.14%		07/07/14	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	34,410,000	34,410,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.08%		07/07/14	12,475,000	12,475,000

Limited Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.07%		07/07/14	1,675,000	1,675,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	8,375,000	8,375,000

Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.07%		07/07/14	12,255,000	12,255,000

M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.07%		07/07/14	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.07%		07/07/14	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.07%		07/07/14	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.07%		07/07/14	16,895,000	16,895,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien RB Series 2000C (LOC: Bank of America, NA)		0.06%		07/07/14	12,000,000	12,000,000

Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	12,495,000	12,495,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.07%		07/07/14	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.10%		07/07/14	9,600,000	9,600,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.07%		07/07/14	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.07%		07/07/14	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.07%		07/07/14	5,150,000	5,150,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008K (LOC: Bank of America, NA)		0.03%		07/07/14	8,300,000	8,300,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.06%		07/07/14	6,000,000	6,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	21,945,000	21,945,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.26%		07/07/14	7,500,000	7,500,000

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/14	12,660,000	12,660,000

GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	8,000,000	8,000,000

San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: Citibank, NA)	a	0.07%		07/07/14	8,300,000	8,300,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	14,435,000	14,435,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	2,500,000	2,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		07/07/14	5,350,000	5,350,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/07/14	42,850,000	42,850,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.06%		07/07/14	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,890,000	4,890,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.08%		07/07/14	13,000,000	13,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.07%		07/07/14	5,635,000	5,635,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	18,085,000	18,085,000

San Diego USD
GO Refunding Bonds Series 2012R2 (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	40,235,000	40,235,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	38,215,000	38,215,000

Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	3,325,000	3,325,000

San Francisco Airport Commission
Refunding RB Second Series 36C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		07/07/14	13,570,000	13,570,000

Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.06%		07/07/14	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,360,000	6,360,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.10%		07/07/14	6,990,000	6,990,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	4,225,000	4,225,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.07%		07/07/14	28,300,000	28,300,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.08%		07/07/14	3,750,000	3,750,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	40,725,000	40,725,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.07%		07/07/14	6,595,000	6,595,000

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.06%		07/07/14	2,000,000	2,000,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		07/07/14	500,000	500,000

San Leandro
M/F Housing RB (Carlton Plaza) Series 1997A (LOC: Fannie Mae)		0.07%		07/07/14	7,600,000	7,600,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.04%		07/07/14	13,390,000	13,390,000

San Marcos USD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	5,000,000	5,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.05%		07/07/14	17,085,000	17,085,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.06%		07/07/14	10,850,000	10,850,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	47,130,000	47,130,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.10%		07/07/14	8,729,000	8,729,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: Union Bank, NA)		0.10%		07/07/14	4,045,000	4,045,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/07/14	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		07/07/14	15,550,000	15,550,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/07/14	8,000,000	8,000,000

Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: Bank of the West)		0.14%		07/07/14	1,990,000	1,990,000

Southern California Metropolitan Water District
Water RB Series 2005C (LIQ: Citibank, NA)	a,d	0.07%		07/07/14	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.08%		07/07/14	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,590,000	5,590,000

Water Refunding RB Series 2009A2	d	0.07%	07/03/14	02/09/15	55,000,000	55,000,000

Water Refunding RB Series 2011A1		0.08%	07/03/14	01/16/15	23,940,000	23,940,000

Water Refunding RB Series 2011A3		0.08%	07/03/14	01/16/15	30,000,000	30,000,000

Water Refunding RB Series 2013D		0.04%		07/07/14	10,700,000	10,700,000

Water Refunding RB Series 2013E		0.08%	07/03/14	10/06/14	45,000,000	45,000,000

Water Refunding RB Series 2014D		0.03%		07/07/14	10,000,000	10,000,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.06%		07/07/14	17,100,000	17,100,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.06%		07/07/14	3,700,000	3,700,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.05%		07/01/14	400,000	400,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.06%		07/07/14	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.06%		07/07/14	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.06%		07/07/14	6,665,000	6,665,000

See financial notes 27

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General RB Series 2013AF (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	7,500,000	7,500,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,500,000	6,500,000

General RB Series 2013AI (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	10,665,000	10,665,000

Limited RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	4,695,000	4,695,000

Medical Center Pooled RB Series 2007B2 (LIQ: Wells Fargo Bank, NA)		0.01%		07/01/14	7,475,000	7,475,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	20,750,000	20,750,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	13,615,000	13,615,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.06%		07/07/14	24,950,000	24,950,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	15,505,000	15,505,000

Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	8,885,000	8,885,000

West Hills CCD
COP (2008 Refunding) (LOC: Union Bank, NA)		0.05%		07/07/14	27,000,000	27,000,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: Union Bank, NA)		0.12%		07/07/14	5,605,000	5,605,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	12,660,000	12,660,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	29,180,000	29,180,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.09%		07/07/14	8,000,000	8,000,000

GO Bonds Series 2010D (LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	27,675,000	27,675,000

						4,179,060,156

Other Investments 2.8%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		07/07/14	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.21%		07/07/14	55,000,000	55,000,000

Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.15%		07/07/14	14,800,000	14,800,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Royal Bank of Canada)	a	0.13%		07/07/14	5,600,000	5,600,000

Variable Rate Demand Preferred Shares Series 6 (GTY/LIQ: Citibank, NA)	a	0.13%		07/07/14	19,300,000	19,300,000

Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/07/14	38,000,000	38,000,000

						183,000,000

Total Variable-Rate Securities
(Cost $4,362,060,156)						4,362,060,156

End of Investments.

28 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

At 06/30/14, the tax basis cost of the fund’s investments was $6,752,285,656.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,486,327,156 or 38.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $17,500,000 or 0.3% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 29

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$6,752,285,656
Cash		112,783,342
Receivables:
Interest		3,670,993
Fund shares sold		1,275,145
Prepaid expenses	+	4,738

Total assets		6,870,019,874

Liabilities

Payables:
Investments bought		352,606,893
Investment adviser and administrator fees		33,242
Fund shares redeemed		1,901,495
Distributions to shareholders		25,122
Accrued expenses	+	104,373

Total liabilities		354,671,125

Net Assets

Total assets		6,870,019,874
Total liabilities	−	354,671,125

Net assets		$6,515,348,749

Net Assets by Source
Capital received from investors		6,515,082,110
Net realized capital gains		266,639

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$5,839,285,476		5,838,235,167		$1.00
Value Advantage Shares	$676,063,273		675,944,089		$1.00

30 See financial notes

 Schwab California Municipal Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$3,373,656

Expenses

Investment adviser and administrator fees		10,990,287
Shareholder service fees:
Sweep Shares		10,622,092
Value Advantage Shares		776,802
Portfolio accounting fees		127,522
Custodian fees		65,402
Shareholder reports		60,017
Professional fees		36,882
Registration fees		33,316
Independent trustees’ fees		21,972
Transfer agent fees		20,555
Interest expense		774
Other expenses	+	64,511

Total expenses		22,820,132
Expense reduction by CSIM and its affiliates	−	19,785,225

Net expenses	−	3,034,907

Net investment income		338,749

Realized Gains (Losses)

Net realized gains on investments		266,639

Increase in net assets resulting from operations		$605,388

See financial notes 31

 Schwab California Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$338,749	$677,821
Net realized gains	+	266,639	499,952

Increase in net assets from operations		605,388	1,177,773

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(303,445)	(597,400)
Value Advantage Shares	+	(35,304)	(80,421)

Total distributions from net investment income		(338,749)	(677,821)

Distributions from net realized gains
Sweep Shares		—	(163,742)
Value Advantage Shares	+	—	(20,237)

Total distributions from net realized gains		—	(183,979)

Total distributions		(338,749)	(861,800)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		7,815,653,143	15,761,348,750
Value Advantage Shares	+	48,623,180	136,443,045

Total shares sold		7,864,276,323	15,897,791,795

Shares Reinvested
Sweep Shares		275,448	741,203
Value Advantage Shares	+	29,606	91,147

Total shares reinvested		305,054	832,350

Shares Redeemed
Sweep Shares		(8,058,231,363)	(15,818,353,147)
Value Advantage Shares	+	(123,802,577)	(238,399,228)

Total shares redeemed		(8,182,033,940)	(16,056,752,375)

Net transactions in fund shares		(317,452,563)	(158,128,230)

Net Assets

Beginning of period		6,832,534,673	6,990,346,930
Total decrease	+	(317,185,924)	(157,812,257)

End of period		$6,515,348,749	$6,832,534,673

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

32 See financial notes

Schwab California AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.02		0.04		0.02		0.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.11	[3,4]	0.15	[3]	0.20	[3]	0.28	[3]	0.35	[3]	0.46	[3,5]
Gross operating expenses	0.70	[4]	0.70		0.69		0.65		0.63		0.64
Net investment income (loss)	0.01	[4]	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	120		141		159		179		232		383

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4 Annualized.
5 The ratio of net operating expenses would have been 0.44%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 33

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

17.6%	Fixed-Rate Securities	21,111,184	21,111,184
81.2%	Variable-Rate Securities	97,097,000	97,097,000

98.8%	Total Investments	118,208,184	118,208,184
1.2%	Other Assets and Liabilities, Net		1,426,678

100.0%	Net Assets		119,634,862

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 17.6% of net assets

California 17.6%
California
Economic Recovery Bonds Series 2004A		5.25%		07/01/14	1,215,000	1,215,000

GO Bonds		4.00%		09/01/14	110,000	110,690

GO Refunding Bonds		5.00%		08/01/14	550,000	552,173

GO Refunding Bonds		4.00%		09/01/14	225,000	226,422

GO Refunding Bonds		5.00%		03/01/15	120,000	123,768

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	2,000,000	2,000,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		10/03/14	500,000	500,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	1,000,000	1,000,000

East Bay Municipal Utility District
Water System Extendible CP		0.11%	08/12/14	02/14/15	1,000,000	1,000,000

Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	105,000	105,000

Los Angeles
GO Bonds Series 2006A		4.00%		09/01/14	200,000	201,237

GO Refunding Bonds Series 2002B		5.00%		09/01/14	100,000	100,795

GO Refunding Bonds Series 2005B		4.50%		09/01/14	100,000	100,711

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	270,000	270,000

Los Angeles Dept of Water & Power
Power System RB Series 2007A1		5.00%		07/01/14	310,000	310,000

Power System RB Series 2011A		5.00%		07/01/14	850,000	850,000

Los Angeles Harbor Dept
CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.10%		08/01/14	2,500,000	2,500,000

Los Angeles USD
GO Bonds Series 1997A		6.00%		07/01/14	300,000	300,000

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2007B		5.00%		07/01/14	285,000	285,000

GO Refunding Bonds Series 2002		5.75%		07/01/14	745,000	745,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	1,425,000	1,425,000

San Francisco
Refunding COP Series 2011B		4.00%		09/01/14	1,400,000	1,408,834

San Francisco Public Utilities Commission
Water RB Series 2010A		5.00%		11/01/14	410,000	416,547

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.16%		07/17/14	215,000	215,000

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	145,000	145,007

Southern California Metropolitan Water District
Water Refunding RB Series 2003A		5.00%		07/01/14	300,000	300,000

Water Refunding RB Series 2009E		3.75%		07/01/14	100,000	100,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		07/18/14	2,905,000	2,905,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.10%		12/11/14	1,000,000	1,000,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.12%		09/18/14	700,000	700,000

Total Fixed-Rate Securities
(Cost $21,111,184)						21,111,184

Variable-Rate Securities 81.2% of net assets

California 81.2%
ABAG Finance Auth
RB (On Lok Sr Health Services) Series 2008 (LOC: Wells Fargo Bank, NA)		0.03%		07/07/14	2,000,000	2,000,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.07%		07/07/14	2,480,000	2,480,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.09%		07/07/14	1,305,000	1,305,000

California
GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA)		0.01%		07/01/14	4,900,000	4,900,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.10%		07/07/14	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (City of Hope) Series 2012C		0.03%		07/07/14	900,000	900,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		07/07/14	1,600,000	1,600,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.17%		07/07/14	3,230,000	3,230,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.09%		07/07/14	1,915,000	1,915,000

RB (PG&E) Series 2009D (LOC: Sumitomo Mitsui Banking Corp)		0.01%		07/01/14	200,000	200,000

Refunding RB (PG&E) Series 2009A (LOC: Union Bank, NA)		0.04%		07/01/14	1,100,000	1,100,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.01%		07/01/14	3,000,000	3,000,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.02%		07/01/14	100,000	100,000

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.02%		07/01/14	200,000	200,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		07/07/14	2,150,000	2,150,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009C1		0.03%		07/07/14	1,900,000	1,900,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	160,000	160,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)	b	0.04%		07/07/14	260,000	260,000

Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.03%		07/07/14	1,685,000	1,685,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		07/07/14	240,000	240,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.06%		07/07/14	1,170,000	1,170,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	242,000	242,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/14	1,200,000	1,200,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/07/14	2,000,000	2,000,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	1,200,000	1,200,000

Irvine Ranch Water District
Refunding Bonds Series 2011A2		0.07%	07/03/14	03/12/15	1,000,000	1,000,000

Irvine USD Community Facilities District No. 09-1
Special Tax Bonds Series 2012B (LOC: Bank of America, NA)		0.04%		07/01/14	2,000,000	2,000,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.06%		07/07/14	2,165,000	2,165,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		07/07/14	3,000,000	3,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	1,975,000	1,975,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.06%		07/07/14	1,295,000	1,295,000

Los Angeles Dept of Water & Power
Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,600,000	4,600,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		07/07/14	750,000	750,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.01%		07/01/14	900,000	900,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.08%		07/07/14	1,550,000	1,550,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		07/07/14	5,240,000	5,240,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.08%		07/07/14	1,200,000	1,200,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		07/07/14	945,000	945,000

Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	1,875,000	1,875,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien RB Series 2000C (LOC: Bank of America, NA)		0.06%		07/07/14	1,700,000	1,700,000

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	4,950,000	4,950,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.07%		07/07/14	3,000,000	3,000,000

San Diego CCD
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.08%		07/07/14	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	3,500,000	3,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		07/07/14	625,000	625,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.04%		07/07/14	1,000,000	1,000,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	920,000	920,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	2,000,000	2,000,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	530,000	530,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		07/07/14	330,000	330,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.07%		07/07/14	1,800,000	1,800,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		07/07/14	3,480,000	3,480,000

San Mateo Cnty CCD
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.05%		07/07/14	800,000	800,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.02%		07/07/14	500,000	500,000

Water Refunding RB Series 2011A3		0.08%	07/03/14	01/16/15	1,135,000	1,135,000

Water Refunding RB Series 2013E		0.08%	07/03/14	10/06/14	300,000	300,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.06%		07/07/14	400,000	400,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		07/07/14	1,150,000	1,150,000

Total Variable-Rate Securities
(Cost $97,097,000)						97,097,000

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $118,208,184.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $53,132,000 or 44.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $260,000 or 0.2% of net assets.

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$118,208,184
Cash		1,324,145
Receivables:
Interest		185,186
Prepaid expenses	+	162

Total assets		119,717,677

Liabilities

Payables:
Fund shares redeemed		50,477
Distributions to shareholders		463
Accrued expenses	+	31,875

Total liabilities		82,815

Net Assets

Total assets		119,717,677
Total liabilities	−	82,815

Net assets		$119,634,862

Net Assets by Source
Capital received from investors		119,625,115
Net realized capital gains		9,747

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$119,634,862		119,572,707		$1.00

See financial notes 39

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$79,261

Expenses

Investment adviser and administrator fees		228,354
Shareholder service fees		143,536
Portfolio accounting fees		26,393
Professional fees		16,159
Independent trustees’ fees		13,098
Transfer agent fees		10,129
Registration fees		9,234
Custodian fees		3,011
Shareholder reports		1,931
Interest expense		17
Other expenses	+	4,731

Total expenses		456,593
Expense reduction by CSIM and its affiliates	−	383,853

Net expenses	−	72,740

Net investment income		6,521

Realized Gains (Losses)

Net realized gains on investments		9,747

Increase in net assets resulting from operations		$16,268

40 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$6,521	$15,081
Net realized gains	+	9,747	22,708

Increase in net assets from operations		16,268	37,789

Distributions to Shareholders

Distributions from net investment income		(6,521)	(15,081)
Distributions from net realized gains	+	—	(20,825)

Total distributions		(6,521)	(35,906)

Transactions in Fund Shares*

Shares sold		14,408,746	54,670,570
Shares reinvested		5,240	31,237
Shares redeemed	+	(36,199,611)	(72,706,702)

Net transactions in fund shares		(21,785,625)	(18,004,895)

Net Assets

Beginning of period		141,410,740	159,413,752
Total decrease	+	(21,775,878)	(18,003,012)

End of period		$119,634,862	$141,410,740

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 41

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share of class: Value Advantage Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

Effective June 4, 2014, Schwab California AMT Tax-Free Money Fund closed to new and existing investors. At the end of the third quarter of 2014, subject to shareholder approval, that Fund will merge into Schwab California Municipal Money Fund — Value Advantage Shares. The funds have substantially similar investment objectives and similar investment strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

42

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases

 43

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

44

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	California Municipal	California AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	80%	85%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	16% (Wells Fargo Group)	14% (Wells Fargo Group)

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse

 45

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State Risk. The funds invest primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determination Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

46

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the Schwab California Municipal Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the Schwab California Municipal Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares*	0.25%	0.10%
Value Advantage Shares	0.22%	n/a

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) as follows:

Sweep Shares*	0.60%
Value Advantage Shares	0.45%

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

 47

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

During the period ended June 30, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab California Municipal Money Fund	$19,785,225	$3,190,544
Schwab California AMT Tax-Free Money Fund	383,853	166,240

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab California Municipal Money Fund
Sweep Shares	$18,771,517	$22,504,909	$27,645,325	$15,338,936	$84,260,687
Value Advantage Shares	2,293,435	2,439,226	2,507,739	1,255,745	8,496,145
Schwab California AMT Tax-Free Money Fund	335,564	422,686	448,157	217,613	1,424,020

As of December 31, 2013, recoupable waivers expired as follows:

Schwab California Municipal Money Fund
Sweep Shares	$14,443,839
Value Advantage Shares	2,093,924
Schwab California AMT Tax-Free Money Fund	273,033

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2014, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab California Municipal Money Fund	$9,200,000
Schwab California AMT Tax-Free Money Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay

48

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

6. Board of Trustees (continued):

non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 49

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical

50

practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 51

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

52

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 53

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

54

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective

 55

maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

56

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
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Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
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Asset Allocation Funds
Schwab Balanced Fundtm
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Schwab Target 2010 Fund
Schwab Target 2015 Fund
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Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
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Schwab® Monthly Income Fund – Moderate Payout
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Bond Funds
Schwab Short-Term Bond Market Fundtm
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Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
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Semiannual report dated June 30, 2014, enclosed.

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

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Schwab Municipal Money Funds

Semiannual Report
June 30, 2014

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the six-month reporting period ended June 30, 2014, yields on municipal money market securities reached their lowest levels in more than 20 years.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Municipal Money Funds. These funds are designed to offer stability of capital, liquidity, and income, and are part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on municipal money market securities reached their lowest levels in more than 20 years. With moderate economic improvements, the Federal Reserve began reducing some of its stimulative policies in January, but provided reassurances that low short-term interest rates remained necessary for the time being. Meanwhile, the supply of municipal securities declined as municipalities issued fewer securities due partly to fiscal belt tightening in recent years and overall economic improvements, placing downward pressure on yields.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about the Schwab Municipal Money Funds, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab Municipal Money Funds 1

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab Municipal Money Funds

State Investment Environment

New York

Continued spending controls and strong tax receipts kept New York State’s fiscal 2014 budget in balance.

New York ended fiscal 2014 (March 31, 2014) in balance on a cash basis, with $2.2 billion, equal to a 4% general fund balance, an improvement over the 2.7% balance at the end of fiscal 2013, and about $500 million more than anticipated. Tax receipts for the year were about $215 million above revised estimates, primarily due to higher personal income tax receipts following changes in federal tax policy which accelerated tax payments into the state’s 2014 fiscal year.

The state adopted the $142 billion fiscal 2015 budget in March 2013, resulting in four consecutive years of on-time and balanced budget adoptions. The general fund budget, totaling $63.1 billion, originally had a $1.7 billion gap which was increased by $725 million in new tax cuts. The gap was closed with $2.28 billion in spending controls, primarily through containing the growth rate of increases to health and human services providers, and $650 million in additional resources. Governor Andrew Cuomo continues to limit overall spending growth to only 2%, although certain areas, such as education, saw growth of 5%. The education funding budget includes new support for statewide universal pre-kindergarten programs to begin in the fall of 2014. The state projects ending fiscal 2015 with $1.7 billion in general fund reserves, or 2.8% of operating expenses.

New York state local governments, including cities, counties and school districts, continue to grapple with the impact of a 2% per year cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units. Both of these actions have required local governments to reduce their own budgets in order to maintain financial stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are allowed to balance a local government’s finances without input from locally elected officials.

While local governments in New York State have been impacted by cuts in the state budget, state and local agencies such as the New York Power Authority and the New York City Municipal Water Finance Authority were not similarly impacted. These types of agencies do not receive financial support from the state as they generate their own dedicated revenues to pay off their bonds.

New York State’s economy has continued to improve, bouncing back strongly from the impacts of Hurricane Sandy and following the nation’s recovery from the recession. Employment increased 1.3% in 2013 and is projected to grow 1.6% in 2014, adding about 140,000. Unemployment is projected to average 6.9% in 2014. Personal income growth is projected to be a robust 5% for the year. Per capital personal income for the state is 121% of the US average and is the fifth highest among the states. New York’s wage base remains strongly tied to the Financial Activities job sector which represents 8% of the state’s jobs but 20% of its wages.

New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. The State’s general obligation debt was upgraded in June to Aa1 from Aa2 by Moody’s Investors Service and to AA+ from AA by Fitch Ratings and is rated AA by Standard & Poor’s Corp. Standard & Poor’s rating has had a positive outlook since August 2012.

New Jersey

New Jersey’s financial picture weakened in the second half of fiscal 2014 as revenues failed to meet budget expectations, forcing the state to seek out various one-time measures to close a growing budget gap.

The state initially attempted to close its mid-year budget gap through spending cuts, accounting changes, fund transfers and other marginal changes, as it had very little in reserves after drawing down most of them during the recession. As the April income tax season arrived, its challenges grew bigger as the state realized that it had significantly underestimated the impact that 2013 Federal tax rate changes would have on 2014 tax payments. By the end of May, the state was faced with an $800 million budget gap with only one month remaining in the fiscal year. The state closed the gap by reducing its annual contribution to its pension systems despite promises to pay specified amounts to comply with a 2011 pension reform law. The reduction in pension contributions was challenged by public unions but ultimately approved by the Superior Court. The state’s weakening financial situation led to a succession of rating downgrades and outlook changes by the rating agencies, with the rating agencies citing budgetary pressure caused by overly optimistic revenue forecasting, rapidly growing pension costs, slim reserves, and high dependence on one-time measures to balance the budget. The state estimates it ended the year with general reserves of $300 million, equal to less than 1% of spending.

A major challenge for the state is that the economy has not grown as state economists had estimated. Employment growth has been largely stagnant despite an overall decline in the unemployment rate. As of May 2014, year-over-year employment was down 0.3%. The unemployment rate, however, dropped to 6.8% from 8.4% a year earlier as the size of the labor force declined.

The state approved a $33 billion budget for fiscal 2015 on June 30, one day before the start of the new fiscal year. The budget was adjusted to reflect the most recent downward revision in forecasted income taxes and other revenues and balanced through last minute cuts to state pension contributions, which were reduced nearly $1.6 billion below the amount required under the 2011 pension reform law. Spending under the fiscal 2015 budget is comparable to the prior year and estimated general reserves at fiscal year end remain unchanged at $300 million.

Schwab Municipal Money Funds 3

State Investment Environment continued

New Jersey remains an investment-grade credit due to its diverse economy and high personal wealth levels, although its financial flexibility is constrained by its slim financial reserves, weakened liquidity and rising pension costs. New Jersey’s general obligation debt was downgraded to A+ from AA- by Standard & Poor’s in April, to A1 from Aa3 by Moody’s in May, and to A+ from AA- by Fitch in May. The Moody’s and Fitch ratings carry negative outlooks and the Standard & Poor’s rating is on watch for a downgrade. The watch placement indicates the rating agency is considering downgrading the state’s debt in the near future.

The rating agencies’ downgrades of New Jersey also contributed to the downgrade of local government debt supported by the state. Moody’s downgraded bonds enhanced under the state’s Qualified Bond Act, impacting 14 municipalities. Standard & Poor’s placed its rating on bonds enhanced under the Qualified Bond Act on negative CreditWatch, mirroring its rating action taken on the state in June.

Many New Jersey local governments remained under fiscal pressure. Local governments have been challenged by flat state aid, the 2% cap on annual growth in property taxes and the lagging economic recovery. Many have also been challenged by rising home foreclosure rates despite an overall uptick in home prices statewide. The state continues to have one of the highest foreclosure rates in the nation. Many coastal towns and cities also face a slow reimbursement process for Superstorm Sandy-related clean up costs, although most of these costs are expected to ultimately be covered by FEMA, insurance or property taxes levied for states of emergency, which are not subject to the 2% cap. Nevertheless, the majority of local governments in New Jersey continue to weather these financial pressures by controlling costs and tapping available reserves.

Pennsylvania

Pennsylvania’s revenues were slightly below estimate for fiscal 2014 resulting in a continued slow recovery from the recession. The slow recovery has limited the Commonwealth’s ability to rebuild fund balances over the past three years which along with growing pension expense pressures has created negative rating pressure.

Pennsylvania’s fiscal 2014 revenue collections (ending June 30, 2014) totaled $28.6 billion which was the same level of revenues as fiscal 2013. Fiscal 2014 revenue collections were $509 million or 1.7% below estimate with corporate tax receipts, personal income tax receipts, and sales tax receipts all below estimate.

Following three consecutive years of on time budgets, the fiscal 2015 budget was delayed due to the Governor’s initial refusal to sign the $29.1 billion budget due to his desire for greater pension reform that was not included by the legislature. The budget for fiscal 2015 was eventually signed by the Governor on July 10 (10 days past the budget deadline). The 2015 budget marks the fourth year in a row taxes were not raised on households and includes a $502.3 million, or 1.7%, increase in spending that mostly will be dedicated for higher contributions to K-12 teachers’ pensions.

Pension funding has been one of the fastest growing expenditure categories over the past three years and has limited the Commonwealth’s ability to rebuild fund balances that were depleted during the national recession. The 2015 budget accounts for a $610 million increase in the commonwealth’s share of state and school employees’ pensions that is particularly onerous given the recent stagnant revenue collections. Pennsylvania passed new legislation in 2010 to address pension issues, but further overhaul attempts have stalled as the Legislature has not supported the Governor’s more significant attempts at pension legislation, including the transition to defined contribution retirement plans for future employees. Leaders of the Pennsylvania legislature have stated they plan to revisit the pension issue once the Pennsylvania legislature reconvenes in the fall of 2014. The pension system for public school employees was underfunded by $32.6 billion (64% funded) at June 30, 2013, and the state employee pension system was underfunded by $17.9 billion (59% funded) at December 31, 2013. Both pension systems are expected to continue to require more significant contributions and a larger portion of the Commonwealth’s budget going forward absent additional pension reform. Pennsylvania’s efforts to address its pension liabilities with increased contributions has created budgetary stress that was the main cause of ratings downgrades by Moody’s and Fitch over the past two years as well as the current negative outlooks from Standard and Poor’s and Fitch.

Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.

The Commonwealth gained approximately 82,000 jobs over the last twelve months, a 1.4% increase, fueled by private sector growth which offset continued declines in government employment. The state’s unemployment rate decreased to 5.6% as of May 2014 from 7.5% in May 2013 as a result of the growth in jobs as well as a 1% drop in the labor force. The current unemployment level is the lowest recorded over the past four years. Per capita personal income is on par with the national average.

As of the date of this report, Pennsylvania’s general obligation debt was rated Aa2 by Moody’s, AA by Standard and Poor’s, and AA by Fitch. Both the Standard & Poor’s and Fitch ratings carry negative outlooks related to the state’s diminished financial reserves and financial flexibility resulting from growing pension costs. The ratings remain in the double-A category as result of the commonwealth’s solid economic base with good income levels and a moderate debt load.

4 Schwab Municipal Money Funds

State Investment Environment continued

Massachusetts

Massachusetts’ employment continues to grow which is contributing to solid performance of key revenues. Its finances remain sound despite spending pressures.

Massachusetts continues to benefit from its improving economy as tax revenues have outperformed projections. Fiscal 2014 was expected to end in balance with a modest $476 million shortfall, or (1.3%) of spending. Massachusetts anticipated a year-end rainy day fund with a strong balance of nearly $1.4 billion, or 3.7% of spending; however, as of June 2014, the Commonwealth’s rainy day fund totaled $1.6 billion, one of the largest such funds among the 50 states.

On July 11, 2014, Governor Deval Patrick signed the $36.5 billion fiscal 2015 budget. Tax revenues in 2015 are projected to be 5% greater at $24.3 billion and spending increases by about the same 5%. The rainy day fund is projected to have an estimated $1.3 billion ending balance; still strong at nearly 4% of spending.

The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. This diversity and breadth enabled it to recover well from the recession. By May 2012, nonfarm jobs in the Commonwealth passed their prerecession peak at nearly 3.3 million. Since then, jobs have grown 3% to 3.4 million. With this improvement and a stable labor force, the statewide unemployment rate dropped to 5.6% in May 2014 from 6.7% in May 2013.

Massachusetts local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.

Massachusetts is a strong investment-grade credit due to its deep and diverse economy, its high personal-wealth levels, and its prudent financial management marked by sound financial performance and good financial reserves. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s, and AA+ from Fitch and were affirmed in June 2014.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 5

Schwab New York AMT Tax-Free Money Fund™

The Schwab New York AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. From the start of the year through May, the fund’s WAM hovered in a range of roughly 35 to 40 days. As one-year muni note supply rose during June, the fund’s WAM was extended as some of these securities were added to the portfolio. Reflecting these strategies, the fund’s WAM started the period at 42 days and ended at 47 days.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	71.7%
8-30 Days	4.8%
31-60 Days	6.7%
61-90 Days	0.5%
91-180 Days	5.1%
More than 180 Days	11.2%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	47 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	31%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	42.6%
Variable Rate Demand Obligations	24.5%
Commercial Paper	11.2%
Fixed Rate Notes	20.3%
Other	1.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab New York AMT Tax-Free Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.05%	-0.12%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.55% and 0.35% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New York state personal income tax rate of 4.99%. Your tax rate may be different.

Schwab New York AMT Tax-Free Money Fundtm 7

Schwab New Jersey AMT Tax-Free Money Fund™

The Schwab New Jersey AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey gross income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was generally improving credit conditions that benefitted from rising tax revenues and the positive impact of fiscal belt tightening over the last several years. Although some of New Jersey’s state credit characteristics weakened during the reporting period, resulting in less demand for some securities backed by state-level entities, demand remained strong for securities issued by high-credit-quality local municipalities. In addition, stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. This backdrop of continued strong demand combined with a downward overall trend in supply placed downward pressure on yields throughout the reporting period.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality. In general, fluctuations in the fund’s weighted average maturity (WAM) reflected the typically intermittent nature of muni security issuance in New Jersey, and the limited supply of New Jersey securities with characteristics that the investment adviser found acceptable. Due in part to such limitations, the fund also held out-of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the period at 50 days and ended the period at 47 days.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	65.7%
8-30 Days	2.8%
31-60 Days	7.5%
61-90 Days	3.4%
91-180 Days	12.3%
More than 180 Days	8.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	47 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	53%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	21.3%
Variable Rate Demand Obligations	49.3%
Commercial Paper	8.2%
Fixed Rate Notes	20.6%
Other	0.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

8 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab New Jersey AMT Tax-Free Money Fundtm
Sweep
Shares

Ticker Symbol	SWJXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.56% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.

Schwab New Jersey AMT Tax-Free Money Fundtm 9

Schwab Pennsylvania Municipal Money Fund™

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while conservatively managing the fund’s weighted average maturity (WAM). In general, WAM fluctuations reflected the occasionally limited supply of Pennsylvania muni securities with characteristics that the investment adviser found acceptable. Due in part to such limitations, the fund also held out of-state muni securities, which enhanced the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the period at 35 days and ended the period at 33 days.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	77.3%
8-30 Days	1.4%
31-60 Days	8.3%
61-90 Days	2.4%
91-180 Days	2.7%
More than 180 Days	7.9%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	33 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	20.3%
Variable Rate Demand Obligations	54.8%
Commercial Paper	8.9%
Fixed Rate Notes	15.4%
Other	0.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

10 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Pennsylvania Municipal Money Fundtm
Sweep
Shares

Ticker Symbol	SWEXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.

Schwab Pennsylvania Municipal Money Fundtm 11

Schwab Massachusetts AMT Tax-Free Money Fund™

The Schwab Massachusetts AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Massachusetts personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and municipal agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2014, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced solid, steady demand during the six months. Supply, however, continued to drift lower in a trend that began several years ago.

One important support for muni securities was improving credit conditions. Credit conditions among municipalities benefitted from generally rising tax revenues due to a healthier overall economic environment. In addition, municipalities have tightened their fiscal belts in recent years, thereby reducing their funding needs, while stricter regulations have diminished the willingness of banks to provide credit and liquidity enhancements on short-term securities. These combined factors have reduced the overall issuance of new muni securities, placing downward pressure on yields.

This backdrop, combined with the Federal Reserve keeping short-term interest rates at 0% to 0.25%, resulted in the lowest yields for muni money market securities in decades. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.03% and 0.12%, finishing the period near the lower end of this range.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while conservatively managing the fund’s weighted average maturity (WAM). The fund’s WAM started the year at 47 days, and generally hovered around the mid-to-upper 40-day range through April. The fund’s WAM then shortened to around 40 days in late May, ahead of seasonal muni note issuance. Some of these longer-dated securities were then added to the fund, increasing its WAM, which ended the period at 51 days. The fund also held out-of-state muni securities that represented less than 10% of the portfolio in an effort to enhance diversification and liquidity.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	61.4%
8-30 Days	1.8%
31-60 Days	11.7%
61-90 Days	7.0%
91-180 Days	6.8%
More than 180 Days	11.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	51 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	26%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	25.7%
Variable Rate Demand Obligations	29.2%
Commercial Paper	9.0%
Fixed Rate Notes	26.1%
Other	10.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

12 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Massachusetts AMT Tax-Free Money Fundtm
Sweep
Shares

Ticker Symbol	SWDXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.53% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.

Schwab Massachusetts AMT Tax-Free Money Fundtm 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50
Value Advantage Shares®
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.30	$0.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.02		0.02		0.04		0.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.14	[4]	0.20	[4]	0.27	[4]	0.33	[4]	0.55	[4,5]
Gross operating expenses	0.71	[3]	0.71		0.71		0.70		0.70		0.73
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.11
Net assets, end of period ($ x 1,000,000)	1,607		1,692		1,793		1,624		1,545		1,622

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.02		0.02		0.02		0.04		0.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.14	[4]	0.20	[4]	0.27	[4]	0.33	[4]	0.45	[4,5]
Gross operating expenses	0.58	[3]	0.58		0.58		0.57		0.57		0.60
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.22
Net assets, end of period ($ x 1,000,000)	254		267		319		399		531		870

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.42% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 15

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

32.5%	Fixed-Rate Securities	604,349,847	604,349,847
67.0%	Variable-Rate Securities	1,247,600,000	1,247,600,000

99.5%	Total Investments	1,851,949,847	1,851,949,847
0.5%	Other Assets and Liabilities, Net		8,708,411

100.0%	Net Assets		1,860,658,258

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 32.5% of net assets

New York 32.5%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	19,381,024	19,480,627

Amherst
BAN 2013B		1.00%		11/13/14	5,000,000	5,013,260

Buffalo
BAN 2014		2.00%		04/29/15	7,367,399	7,473,161

GO Bonds 2014		4.00%		04/01/15	1,734,769	1,782,781

Clinton Cnty
BAN Series 2014A		1.00%		06/12/15	1,640,008	1,649,600

Eastchester UFSD
TAN Series 2014-2015		0.50%		02/26/15	13,000,000	13,033,874

Grand Island
BAN 2013		0.75%		10/15/14	6,653,000	6,661,849

Hampton Bays UFSD
BAN 2014		0.50%		06/26/15	11,000,000	11,037,322

Ithaca
BAN Series 2013		1.00%		08/01/14	7,000,000	7,004,144

Kenmore-Tonawanda UFSD
BAN		0.50%		06/17/15	7,956,442	7,977,024

Kingston SD
BAN Series 2014A		0.45%		06/17/15	16,000,000	16,043,697

Liverpool CSD
GO BAN Series 2014A	b	0.50%		07/08/15	10,000,000	10,033,400

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B2		3.00%		11/01/14	1,700,000	1,716,391

Dedicated Tax Fund Bonds Series 2006A		4.00%		11/15/14	100,000	101,399

Dedicated Tax Fund Bonds Series 2006B		5.00%		11/15/14	1,500,000	1,527,291

Dedicated Tax Fund Bonds Series 2009B		5.00%		11/15/14	100,000	101,756

Dedicated Tax Fund Bonds Series 2010A1		5.00%		11/15/14	1,125,000	1,145,161

16 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.10%		08/08/14	28,190,000	28,190,000

State Service Contract Bonds Series 2002B		5.50%		07/01/14	500,000	500,000

State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	635,000	651,705

Middletown City SD
BAN 2013		1.25%		07/10/14	10,000,000	10,002,493

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.00%		11/15/14	125,000	127,204

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.10%		07/07/14	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2004 Series G		3.70%		08/01/14	150,000	150,427

GO Bonds Fiscal 2004 Series G		5.00%		08/01/14	2,450,000	2,459,815

GO Bonds Fiscal 2004 Series I		5.00%		08/01/14	2,035,000	2,043,157

GO Bonds Fiscal 2005 Series B		5.25%		08/01/14	150,000	150,602

GO Bonds Fiscal 2005 Series C1		4.13%		08/15/14	250,000	251,184

GO Bonds Fiscal 2005 Series E		5.00%		11/01/14	385,000	391,164

GO Bonds Fiscal 2005 Series H		5.00%		08/01/14	1,155,000	1,159,631

GO Bonds Fiscal 2005 Series K		5.00%		08/01/14	375,000	376,510

GO Bonds Fiscal 2006 Series A		5.00%		08/01/14	855,000	858,451

GO Bonds Fiscal 2006 Series G		4.10%		08/01/14	100,000	100,313

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	5,420,000	5,442,014

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	200,000	200,666

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/15	205,000	209,856

GO Bonds Fiscal 2007 Series D		5.00%		02/01/15	180,000	184,972

GO Bonds Fiscal 2008 Series A1		4.00%		08/01/14	200,000	200,631

GO Bonds Fiscal 2008 Series A1		4.50%		08/01/14	100,000	100,355

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/14	1,220,000	1,224,893

GO Bonds Fiscal 2008 Series E		5.00%		08/01/14	525,000	527,089

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	600,000	601,905

GO Bonds Fiscal 2008 Series G		5.00%		08/01/14	1,430,000	1,435,743

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/15	250,000	254,684

GO Bonds Fiscal 2009 Series B1		4.00%		09/01/14	100,000	100,636

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/14	1,630,000	1,642,946

GO Bonds Fiscal 2009 Series C		5.00%		08/01/14	150,000	150,598

GO Bonds Fiscal 2009 Series E1		4.50%		10/15/14	200,000	202,465

GO Bonds Fiscal 2009 Series K		4.00%		08/01/14	650,000	652,105

GO Bonds Fiscal 2010 Series C		4.00%		08/01/14	755,000	757,400

GO Bonds Fiscal 2010 Series C		5.00%		08/01/14	695,000	697,821

GO Bonds Fiscal 2010 Series E		4.00%		08/01/14	1,665,000	1,670,366

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	1,655,000	1,661,657

GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	635,000	637,559

GO Bonds Fiscal 2011 Series B		4.00%		08/01/14	100,000	100,315

GO Bonds Fiscal 2011 Series B		5.00%		08/01/14	4,115,000	4,131,831

GO Bonds Fiscal 2011 Series E		3.00%		08/01/14	600,000	601,385

GO Bonds Fiscal 2012 Series F		5.00%		08/01/14	3,000,000	3,012,355

GO Bonds Fiscal 2012 Series I		5.00%		08/01/14	1,150,000	1,154,681

GO Bonds Fiscal 2013 Series E		4.00%		08/01/14	305,000	305,954

GO Bonds Fiscal 2013 Series H		2.50%		08/01/14	3,345,000	3,351,536

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	19,000,000	19,000,000

New York City Housing Development Corp
M/F Housing RB Series 2012D2A		0.90%		11/01/14	2,400,000	2,403,974

M/F Housing RB Series 2013A1		0.35%		11/01/14	2,000,000	2,000,400

New York City Municipal Water Finance Auth
CP Series 1		0.08%		07/10/14	7,000,000	7,000,000

CP Series 1		0.10%		07/10/14	3,000,000	3,000,000

Extendible CP Series 7		0.09%	07/02/14	02/27/15	21,000,000	21,000,000

Extendible CP Series 8		0.11%	07/02/14	02/09/15	30,000,000	30,000,000

Extendible CP Series 8		0.11%	07/02/14	02/13/15	10,000,000	10,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/15	130,000	133,308

Building Aid RB Fiscal 2008 Series S1		3.50%		01/15/15	100,000	101,735

Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/15	150,000	153,846

Building Aid RB Fiscal 2009 Series S1		5.00%		07/15/14	300,000	300,539

Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/14	135,000	135,246

Building Aid RB Fiscal 2011 Series S1A		4.00%		07/15/14	100,000	100,142

Building Aid RB Fiscal 2012 Series S1A		4.00%		07/15/14	250,000	250,358

Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	750,000	750,798

Future Tax Secured Bonds Fiscal 2012 Series E1		4.00%		02/01/15	100,000	102,170

Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/14	1,280,000	1,300,542

Future Tax Secured Sr Bonds Fiscal 2009 Series A		5.00%		11/01/14	230,000	233,649

Future Tax Secured Sub Bonds Fiscal 2007 Series B		4.00%		11/01/14	350,000	354,377

Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/14	1,530,000	1,554,309

Future Tax Secured Sub Bonds Fiscal 2011 Series B3		5.00%		11/01/14	100,000	101,574

Future Tax Secured Sub Bonds Fiscal 2011 Series C		5.00%		11/01/14	500,000	508,084

Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/14	325,000	330,133

Future Tax Secured Sub Bonds Fiscal 2013 Series B		4.00%		11/01/14	500,000	506,412

Future Tax Secured Sub Bonds Fiscal 2013 Series F1		3.00%		02/01/15	200,000	203,191

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.15%		03/19/15	17,800,000	17,800,000

New York State
GO Bonds Series 2008A		4.00%		03/01/15	200,000	204,959

GO Bonds Series 2013A		3.00%		03/01/15	100,000	101,865

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		3.00%		07/01/14	100,000	100,000

Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/14	2,050,000	2,050,000

Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	100,000	104,794

CP (Cornell Univ)		0.09%		08/05/14	11,140,000	11,140,000

CP (Cornell Univ)		0.09%		10/02/14	5,750,000	5,750,000

Hospital Refunding RB (The Bronx-Lebanon Hospital Center) Series 2006		4.00%		02/15/15	150,000	153,399

Mental Health Services Facilities RB Series 2005C1		5.00%		08/15/14	200,000	201,163

Mental Health Services Facilities RB Series 2005C1		5.00%		02/15/15	200,000	205,852

Mental Health Services Facilities RB Series 2005D1		5.00%		08/15/14	1,340,000	1,347,969

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/15	100,000	102,943

Mental Health Services Facilities RB Series 2005D1 (ESCROW)		5.00%		08/15/14	5,000	5,030

Mental Health Services Facilities RB Series 2005E		4.00%		02/15/15	140,000	143,269

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mental Health Services Facilities RB Series 2005F		4.00%		02/15/15	100,000	102,298

Mental Health Services Facilities RB Series 2007B		5.00%		02/15/15	200,000	205,878

Mental Health Services Facilities RB Series 2007C		5.00%		08/15/14	250,000	251,474

Mental Health Services Facilities RB Series 2007D		5.00%		08/15/14	2,520,000	2,534,608

Mental Health Services Facilities RB Series 2007D		5.00%		02/15/15	120,000	123,515

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/15	320,000	329,437

Mental Health Services Facilities RB Series 2010A		5.00%		02/15/15	1,695,000	1,746,288

RB (Columbia Univ) Series 2006A		5.00%		07/01/15	125,000	130,928

RB (Columbia Univ) Series 2006B		5.00%		07/01/14	100,000	100,000

RB (Cornell Univ) Series 2009A		3.00%		07/01/14	120,000	120,000

RB (NYU) Series 2001A		5.75%		07/01/14	475,000	475,000

RB (NYU) Series 2008A		4.00%		07/01/14	100,000	100,000

RB (NYU) Series 2008B		4.00%		07/01/14	150,000	150,000

RB (NYU) Series 2009A		4.00%		07/01/15	100,000	103,733

RB (NYU) Series 2012A		5.00%		07/01/15	260,000	272,281

RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	4,150,000	4,150,000

State Personal Income Tax RB Series 2005D		5.00%		03/15/15	875,000	904,243

State Personal Income Tax RB Series 2005F		4.00%		03/15/15	150,000	153,963

State Personal Income Tax RB Series 2007C		5.00%		03/15/15	385,000	397,846

State Personal Income Tax RB Series 2008B		3.50%		03/15/15	100,000	102,251

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	150,000	152,541

State Personal Income Tax RB Series 2009A		5.00%		02/15/15	490,000	504,459

State Personal Income Tax RB Series 2009G		5.00%		03/15/15	300,000	309,998

State Personal Income Tax RB Series 2010A		5.00%		02/15/15	115,000	118,390

State Personal Income Tax RB Series 2010E		5.00%		02/15/15	100,000	102,940

State Personal Income Tax RB Series 2011C		4.00%		03/15/15	125,000	128,266

State Personal Income Tax RB Series 2011E		5.00%		08/15/14	205,000	206,189

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2005B		5.00%		10/15/14	450,000	456,132

Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.25%		06/15/15	160,000	164,572

Clean Water & Drinking Water Revolving Funds RB Series 2011A		4.00%		08/15/14	140,000	140,644

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.50%		06/15/15	205,000	215,264

Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		5.00%		06/15/15	140,000	146,345

Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		4.00%		06/15/15	210,000	217,502

Clean Water & Drinking Water Revolving Funds Sub RB Series 2014A		5.00%		06/15/15	700,000	732,212

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	150,000	152,578

New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/15	275,000	284,812

Sub Lien Refunding Bonds Series 2010B		5.00%		04/01/15	250,000	258,920

Sub Lien Refunding Bonds Series 2012A		5.00%		04/01/15	1,030,000	1,067,377

New York State Mortgage Agency
Homeowner Mortgage RB Series 160		3.15%		10/01/14	200,000	201,407

Homeowner Mortgage RB Series 164		1.10%		10/01/14	1,475,000	1,477,796

Homeowner Mortgage RB Series 169		0.75%		10/01/14	400,000	400,352

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Power Auth
CP Series 1&2		0.09%		07/15/14	42,110,000	42,110,000

CP Series 1&2		0.10%		07/15/14	5,000,000	5,000,000

CP Series 1&2		0.07%		07/17/14	20,000,000	20,000,000

CP Series 1&2		0.10%		08/08/14	4,000,000	4,000,000

CP Series 1&2		0.08%		08/11/14	10,924,000	10,924,000

CP Series 1&2		0.09%		08/14/14	10,000,000	10,000,000

RB Series 2006A		5.00%		11/15/14	350,000	356,227

RB Series 2007C		4.00%		11/15/14	150,000	152,087

RB Series 2007C		5.00%		11/15/14	100,000	101,764

RB Series 2011A		4.00%		11/15/14	125,000	126,732

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2008		3.20%		04/01/15	250,000	255,524

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/15	250,000	258,848

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	1,440,000	1,492,241

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/15	150,000	155,327

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/15	225,000	233,028

Second General Highway & Bridge Trust Fund Bonds Series 2008B		3.40%		04/01/15	335,000	342,887

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/15	350,000	362,349

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/15	150,000	155,317

State Personal Income Tax RB Series 2005A		5.00%		03/15/15	215,000	222,128

State Personal Income Tax RB Series 2008A		4.00%		03/15/15	100,000	102,657

State Personal Income Tax RB Series 2008A		5.00%		03/15/15	185,000	191,192

State Personal Income Tax RB Series 2010A		4.00%		03/15/15	150,000	153,906

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	1,500,000	1,551,165

State Personal Income Tax RB Series 2012A		4.00%		03/15/15	150,000	153,929

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	320,000	330,710

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/15	110,000	112,616

Service Contract Refunding RB Series 2007A		5.00%		01/01/15	135,000	138,195

Service Contract Refunding RB Series 2008D		4.50%		01/01/15	100,000	102,104

Service Contract Refunding RB Series 2008D		5.00%		01/01/15	830,000	849,840

Service Contract Refunding RB Series 2010A2		5.00%		01/01/15	430,000	440,275

State Personal Income Tax RB Series 2004B1		5.00%		12/15/14	230,000	234,956

State Personal Income Tax RB Series 2005A1		3.50%		12/15/14	100,000	101,453

State Personal Income Tax RB Series 2005B		4.00%		03/15/15	100,000	102,603

State Personal Income Tax RB Series 2007B		4.00%		03/15/15	100,000	102,613

State Personal Income Tax RB Series 2008A1		4.00%		12/15/14	725,000	737,412

State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	400,000	408,614

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	110,000	113,633

North Hempstead
BAN 2014A		0.35%		04/08/15	2,395,000	2,396,641

BAN 2014B		1.00%		04/08/15	1,015,000	1,020,056

BAN Series 2013B		0.75%		10/03/14	15,807,384	15,827,657

North Syracuse CSD
BAN 2013		0.75%		08/15/14	4,900,000	4,902,284

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,761,496

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Port Washington UFSD
BAN 2013		0.50%		08/08/14	6,975,000	6,977,280

Putnam Cnty
TAN 2013		0.75%		10/24/14	16,000,000	16,025,910

Schenectady City SD
BAN 2014A		1.00%		05/22/15	5,060,264	5,090,317

Schenectady Cnty
BAN 2014		0.50%		02/18/15	38,000,000	38,080,672

Triborough Bridge & Tunnel Auth
General RB Series 2009A2		2.50%		11/15/14	2,000,000	2,017,046

General Refunding RB Series 2002B		5.25%		11/15/14	1,500,000	1,528,565

General Refunding RB Series 2011A		5.00%		01/01/15	4,475,000	4,584,165

General Revenue BAN Series 2014A		5.00%		05/15/15	19,600,000	20,427,063

Sub RB Series 2008D		5.00%		11/15/14	725,000	737,875

Sub Refunding RB Series 2013A		2.00%		11/15/14	1,985,000	1,998,552

Vestal
BAN 2014		0.50%		05/15/15	9,440,000	9,459,656

Total Fixed-Rate Securities
(Cost $604,349,847)						604,349,847

Variable-Rate Securities 67.0% of net assets

New York 67.0%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.06%		07/07/14	6,100,000	6,100,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.10%		07/07/14	5,655,000	5,655,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/07/14	3,470,000	3,470,000

Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	10,000,000	10,000,000

RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	12,000,000	12,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.10%		07/07/14	13,450,000	13,450,000

Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.06%		07/07/14	4,400,000	4,400,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.12%		07/07/14	9,235,000	9,235,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,000,000	5,000,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.08%		07/07/14	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2008A1 (LOC: Royal Bank of Canada)		0.03%		07/01/14	20,000,000	20,000,000

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.07%		07/07/14	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	6,665,000	6,665,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		07/07/14	29,500,000	29,500,000

Transportation Revenue BAN Series 2013A (GTY/LIQ: Bank of America, NA)	a	0.12%		07/07/14	20,000,000	20,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.08%		07/07/14	2,675,000	2,675,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.16%		07/07/14	1,465,000	1,465,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: TD Bank NA)		0.05%		07/07/14	12,180,000	12,180,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		07/07/14	11,000,000	11,000,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)	c	0.06%		07/07/14	20,000,000	20,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.06%		07/07/14	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1993 Series E2 (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/14	1,300,000	1,300,000

GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.07%		07/07/14	3,300,000	3,300,000

GO Bonds Fiscal 1994 Series E4 (LOC: BNP Paribas)		0.04%		07/01/14	2,000,000	2,000,000

GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	8,700,000	8,700,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/14	3,990,000	3,990,000

GO Bonds Fiscal 2005 Series J (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,895,000	4,895,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.07%		07/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Credit Agricole Corporate and Investment Bank)		0.08%		07/07/14	5,450,000	5,450,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a,c	0.06%		07/07/14	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.06%		07/07/14	23,225,000	23,225,000

GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,445,000	3,445,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2012 Series G4 (LOC: PNC Bank NA)		0.03%		07/01/14	1,000,000	1,000,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,750,000	3,750,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.05%		07/07/14	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.06%		07/07/14	13,500,000	13,500,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	7,300,000	7,300,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.06%		07/07/14	8,000,000	8,000,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,635,000	2,635,000

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	8,000,000	8,000,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.06%		07/07/14	10,000,000	10,000,000

M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.06%		07/07/14	10,000,000	10,000,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.05%		07/07/14	6,070,000	6,070,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.05%		07/07/14	12,670,000	12,670,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: Federal Home Loan Bank)		0.06%		07/07/14	14,515,000	14,515,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,905,000	2,905,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: US Bank, NA)	a	0.06%		07/07/14	9,865,000	9,865,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.06%		07/07/14	11,500,000	11,500,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	15,390,000	15,390,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.08%		07/07/14	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	9,000,000	9,000,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.07%		07/07/14	7,330,000	7,330,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	8,225,000	8,225,000

Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	6,175,000	6,175,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.07%		07/07/14	2,000,000	2,000,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series DD (LIQ: Barclays Bank Plc)	a	0.07%		07/07/14	2,000,000	2,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		07/07/14	8,850,000	8,850,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	18,055,000	18,055,000

Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	16,435,000	16,435,000

Building Aid RB Fiscal 2009 Series S5 (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	15,645,000	15,645,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,750,000	3,750,000

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	10,900,000	10,900,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.06%		07/07/14	20,105,000	20,105,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,240,000	3,240,000

Future Tax Secured Sub Bonds Fiscal 2013 Series I (LIQ: Citibank, NA)	a	0.06%		07/07/14	6,200,000	6,200,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,745,000	3,745,000

Refunding RB (American Museum of Natural History) Series 2014B1		0.07%	07/03/14	03/02/15	12,500,000	12,500,000

Refunding RB (American Museum of Natural History) Series 2014B2		0.07%	07/03/14	12/02/14	13,000,000	13,000,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		07/07/14	20,900,000	20,900,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	17,185,000	17,185,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	6,015,000	6,015,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	1,000,000	1,000,000

New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	1,700,000	1,700,000

New York State Dormitory Auth
Insured RB (St. John’s Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	26,020,000	26,020,000

RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		07/07/14	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.06%		07/07/14	8,265,000	8,265,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.07%		07/07/14	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.09%		07/07/14	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.06%		07/07/14	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.06%		07/07/14	5,800,000	5,800,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.06%		07/07/14	3,325,000	3,325,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.07%		07/07/14	9,900,000	9,900,000

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	18,510,000	18,510,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.06%		07/07/14	10,300,000	10,300,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	5,130,000	5,130,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.07%		07/07/14	25,500,000	25,500,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.09%		07/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	5,935,000	5,935,000

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,000,000	2,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.06%		07/07/14	29,500,000	29,500,000

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	6,600,000	6,600,000

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,500,000	2,500,000

New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)	c	0.07%		07/07/14	38,175,000	38,175,000

Housing RB (160 W 62nd St) Series 2011A1 (LOC: Wells Fargo Bank, NA)		0.05%		07/07/14	16,880,000	16,880,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	34,660,000	34,660,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.05%		07/07/14	10,000,000	10,000,000

Housing RB (Maestro West Chelsea) Series 2014A (LOC: Wells Fargo Bank, NA)		0.06%		07/07/14	8,000,000	8,000,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.04%		07/07/14	2,300,000	2,300,000

Housing RB (Related 205 E92nd St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.07%		07/07/14	5,000,000	5,000,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		07/07/14	8,700,000	8,700,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.04%		07/07/14	19,500,000	19,500,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	19,345,000	19,345,000

State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		07/07/14	9,000,000	9,000,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.07%		07/07/14	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	7,700,000	7,700,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	2,760,000	2,760,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	13,000,000	13,000,000

Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.07%		07/07/14	2,580,000	2,580,000

Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.16%		07/07/14	7,865,000	7,865,000

Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.06%		07/07/14	3,695,000	3,695,000

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.06%		07/07/14	7,495,000	7,495,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.06%		07/07/14	9,420,000	9,420,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.11%		07/07/14	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	6,500,000	6,500,000

Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,355,000	3,355,000

Restructuring Bonds Series 2013TE-17 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	2,500,000	2,500,000

Restructuring Bonds Series 2013TE-17 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	21,665,000	21,665,000

Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	6,650,000	6,650,000

Total Variable-Rate Securities
(Cost $1,247,600,000)						1,247,600,000

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $1,851,949,847.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $787,740,000 or 42.3% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 27

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$1,851,949,847
Cash		17,588,734
Receivables:
Interest	+	2,540,783

Total assets		1,872,079,364

Liabilities

Payables:
Investments bought		11,290,004
Investment adviser and administrator fees		9,575
Fund shares redeemed		81,783
Distributions to shareholders		7,151
Accrued expenses	+	32,593

Total liabilities		11,421,106

Net Assets

Total assets		1,872,079,364
Total liabilities	−	11,421,106

Net assets		$1,860,658,258

Net Assets by Source
Capital received from investors		1,860,223,085
Net realized capital gains		435,173

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,606,859,842		1,605,015,124		$1.00
Value Advantage Shares	$253,798,416		253,514,046		$1.00

28 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$1,055,618

Expenses

Investment adviser and administrator fees		3,212,479
Shareholder service fees:
Sweep Shares		2,901,078
Value Advantage Shares		282,767
Portfolio accounting fees		69,215
Registration fees		22,890
Professional fees		22,505
Custodian fees		22,026
Transfer agent fees		20,483
Shareholder reports		18,754
Independent trustees’ fees		15,527
Interest expense		70
Other expenses	+	20,160

Total expenses		6,607,954
Expense reduction by CSIM and its affiliates	−	5,647,988

Net expenses	−	959,966

Net investment income		95,652

Realized Gains (Losses)

Net realized gains on investments		435,173

Increase in net assets resulting from operations		$530,825

See financial notes 29

 Schwab New York AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$95,652	$197,592
Net realized gains	+	435,173	325,753

Increase in net assets from operations		530,825	523,345

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(82,811)	(168,194)
Value Advantage Shares	+	(12,841)	(29,398)

Total distributions from net investment income		(95,652)	(197,592)

Distributions from net realized gains
Sweep Shares		—	(120,667)
Value Advantage Shares	+	—	(19,022)

Total distributions from net realized gains		—	(139,689)

Total distributions		(95,652)	(337,281)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		2,160,506,789	4,583,467,809
Value Advantage Shares	+	25,513,267	50,537,344

Total shares sold		2,186,020,056	4,634,005,153

Shares Reinvested
Sweep Shares		75,206	283,683
Value Advantage Shares	+	10,864	44,432

Total shares reinvested		86,070	328,115

Shares Redeemed
Sweep Shares		(2,246,200,404)	(4,685,158,654)
Value Advantage Shares	+	(38,371,469)	(102,866,259)

Total shares redeemed		(2,284,571,873)	(4,788,024,913)

Net transactions in fund shares		(98,465,747)	(153,691,645)

Net Assets

Beginning of period		1,958,688,832	2,112,194,413
Total decrease	+	(98,030,574)	(153,505,581)

End of period		$1,860,658,258	$1,958,688,832

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

Schwab New Jersey AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	—		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.02		0.02		0.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.15	[4]	0.21	[4]	0.26	[4]	0.33	[4]	0.56	[4,5]
Gross operating expenses	0.74	[3]	0.74		0.74		0.74		0.73		0.76
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.08
Net assets, end of period ($ x 1,000,000)	640		622		635		596		635		721

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.53% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.9%	Fixed-Rate Securities	217,398,038	217,398,038
62.4%	Variable-Rate Securities	399,386,508	399,386,508

96.3%	Total Investments	616,784,546	616,784,546
3.7%	Other Assets and Liabilities, Net		23,554,434

100.0%	Net Assets		640,338,980

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.9% of net assets

New Jersey 30.5%
Bergen Cnty
BAN		1.00%		12/30/14	8,180,000	8,217,341

Bergenfield Borough
BAN		0.75%		03/02/15	7,506,000	7,532,069

Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	1,000,000	1,007,465

Burlington Cnty Bridge Commission
Cnty Guaranteed Pooled Loan RB Series 2014A		1.25%		12/01/14	1,315,000	1,320,063

Lease Revenue Notes Series 2013		1.25%		11/19/14	6,000,000	6,023,340

Clifton
BAN		1.25%		10/16/14	6,100,000	6,116,568

East Brunswick
BAN		2.00%		07/31/14	2,000,000	2,002,836

Elizabeth
Sewer Utility BAN Series 2014		0.50%		04/10/15	10,000,000	10,027,416

Hudson Cnty
BAN		2.00%		12/05/14	5,330,000	5,368,392

Cnty College Refunding Bonds Series 2013		3.00%		07/15/14	1,170,000	1,171,190

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013Q1		2.00%		07/25/14	2,500,000	2,502,327

Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	4,000,000	4,010,599

Lawrence Township
BAN		1.25%		07/25/14	3,000,000	3,001,748

Livingston Township
BAN Series 2014		1.00%		01/13/15	6,375,000	6,400,575

Middlesex Cnty Improvement Auth
Cnty Guaranteed Capital Equipment RB Series 2013		2.00%		10/15/14	810,000	814,044

Lease Refunding RB Series 2010		2.00%		07/01/14	430,000	430,000

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey
GO Bonds		5.25%		08/01/14	100,000	100,418

GO Refunding Bonds Series H		5.25%		07/01/14	2,510,000	2,510,000

GO Refunding Bonds Series L		5.25%		07/15/15	305,000	320,683

GO Refunding Bonds Series M		5.50%		07/15/14	275,000	275,550

GO Refunding Bonds Series M		5.50%		07/15/15	450,000	474,306

GO Refunding Bonds Series N		5.50%		07/15/14	500,000	501,010

GO Refunding Bonds Series N		5.50%		07/15/15	760,000	800,968

GO Refunding Bonds Series O		5.00%		08/01/14	700,000	702,799

GO Refunding Bonds Series Q		5.00%		08/15/14	350,000	352,019

New Jersey Building Auth
State Building Refunding RB Series 2009B		5.00%		12/15/14	530,000	541,385

New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2004I (ESCROW)		5.25%		09/01/14	1,010,000	1,018,729

School Facilities Construction Bonds Series 2005P (ESCROW)		5.00%		09/01/14	125,000	125,974

School Facilities Construction Bonds Series 2008W (ESCROW)		5.00%		09/01/14	2,100,000	2,117,212

School Facilities Construction Bonds Series 2008W (ESCROW)		5.00%		03/01/15	550,000	567,386

School Facilities Construction Bonds, Series 2009BB (ESCROW)		4.00%		09/01/14	200,000	201,255

School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/14	1,480,000	1,514,116

School Facilities Construction Refunding Bonds Series 2005N1 (ESCROW)		5.25%		09/01/14	3,345,000	3,373,311

School Facilities Construction Refunding Bonds Series 2011GG (ESCROW)		4.00%		09/01/14	600,000	603,775

Transportation Sublease Refunding RB Series 2008A		5.00%		05/01/15	295,000	306,454

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	12,440,000	12,440,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2003A		5.50%		12/15/14	3,030,000	3,103,480

Transportation System Bonds Series 2004B		5.25%		12/15/14	3,270,000	3,345,524

Transportation System Bonds Series 2005A		5.25%		12/15/14	3,495,000	3,575,291

Transportation System Bonds Series 2005B		4.00%		12/15/14	865,000	879,683

Transportation System Bonds Series 2005B		5.25%		12/15/14	1,200,000	1,227,787

Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	11,600,000	11,600,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	14,775,000	14,775,000

Transportation System Bonds Series 2013A		3.00%		12/15/14	1,025,000	1,037,922

Port Auth of New York & New Jersey
Consolidated Bonds 154th Series		5.00%		09/01/14	230,000	231,824

CP Series B		0.10%		07/10/14	10,020,000	10,020,000

CP Series B		0.08%		08/06/14	13,685,000	13,685,000

CP Series B		0.09%		09/04/14	13,005,000	13,005,000

CP Series B		0.10%		10/01/14	14,000,000	14,000,000

Union Cnty
BAN		0.75%		06/26/15	10,000,000	10,063,000

						195,342,834

District of Columbia 0.1%
District of Columbia
GO Bonds Series 2008E		5.00%		06/01/15	180,000	187,797

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Income Tax Secured RB Series 2009D		5.00%		12/01/14	200,000	203,946

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/14	155,000	157,215

						548,958

Florida 0.1%
JEA
Electric System RB Series Three 2010A		3.00%		10/01/14	500,000	503,436

Hawaii 0.0%
Honolulu
GO Bonds Series 2005F		4.25%		07/01/14	125,000	125,000

Illinois 0.1%
Illinois Finance Auth
RB (Univ of Chicago) Series 2012A		4.00%		10/01/14	520,000	524,988

Indiana 0.0%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	125,000	125,129

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,006,542

Louisiana 0.1%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	990,000	990,000

Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	1,000,000	1,000,000

South Carolina 0.6%
Charleston Educational Excellence Financing Corp
Installment Purchase RB Series 2004 (ESCROW)		5.00%		12/01/14	1,500,000	1,530,236

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	1,500,000	1,540,055

Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	485,000	496,580

Revenue Obligations Refunding Series 2010B		4.00%		01/01/15	100,000	101,857

Revenue Obligations Series 2009E		3.25%		01/01/15	100,000	101,487

						3,770,215

Texas 1.5%
Channelview ISD
ULT GO Refunding RB Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/14	295,000	295,966

Cypress-Fairbanks ISD
ULT Refunding Bonds Series 1993A (GTY: TX Permanent School Fund)		0.25%		02/15/15	250,000	249,610

Dallas
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/14	320,000	323,797

34 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008		5.00%		12/01/14	175,000	178,483

Dallas ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/14	500,000	502,319

Denton ISD
ULT GO Refunding Bonds Series 2002 (GTY: TX Permanent School Fund)		0.31%		08/15/14	170,000	169,935

El Paso ISD
ULT GO Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.25%		08/15/14	200,000	201,215

Elgin ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/01/14	110,000	110,365

Fort Bend ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.50%		08/15/14	100,000	100,518

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	250,000	251,455

Houston
Combined Utility System First Lien Refunding RB Series 2005A		5.25%		11/15/14	550,000	560,319

Houston ISD
LT GO Refunding Bonds Series 1992 (GTY: TX Permanent School Fund)		6.30%		08/15/14	150,000	151,107

Irving ISD
ULT Refunding Bond Series 1997A (GTY: TX Permanent School Fund)		0.28%		02/15/15	250,000	249,549

Little Cypress-Mauriceville Consolidated ISD
ULT GO Bonds Series 2013 (GTY: TX Permanent School Fund)		2.25%		08/01/14	155,000	155,257

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	400,000	399,527

Manor ISD
ULT GO Bonds Series 2011 (GTY: TX Permanent School Fund)		1.75%		08/01/14	100,000	100,126

Mesquite ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/15/14	100,000	100,274

ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/14	100,000	100,580

New Waverly ISD
ULT Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	180,000	181,901

North East ISD
ULT GO Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		08/01/14	300,000	301,213

Plano ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.75%		02/15/15	150,000	155,136

San Antonio
Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	2,090,000	2,153,295

Water System Refunding RB Series 2011		5.00%		05/15/15	150,000	156,191

San Antonio ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/14	715,000	719,215

Sherman ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	514,994

Texas
TRAN 2013		2.00%		08/28/14	1,100,000	1,103,209

Water Financial Assistance Bonds Series 2009A		3.00%		08/01/14	250,000	250,584

						9,736,140

See financial notes 35

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Washington 0.6%
Blaine SD No. 503
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	300,000	303,513

Coupeville SD No. 204
ULT GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/14	115,000	116,779

Monroe SD No. 103
ULT GO Refunding Bonds Series 2011 (GTY: Washington)		3.00%		12/01/14	235,000	237,677

Vancouver SD No. 37
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.50%		06/01/15	125,000	130,949

Washington
GO Bonds Series 2003F		0.25%		12/01/14	1,215,000	1,213,731

GO Bonds Series 2006B		5.00%		07/01/14	400,000	400,000

GO Bonds Series 2009A		5.00%		07/01/14	265,000	265,000

GO Bonds Series 2009B		5.00%		07/01/14	175,000	175,000

GO Bonds Series 2012B1		4.00%		08/01/14	580,000	581,835

GO Bonds Series 2012B2		4.00%		08/01/14	100,000	100,312

GO Refunding Bonds Series R2013B		5.00%		07/01/14	200,000	200,000

						3,724,796

Total Fixed-Rate Securities
(Cost $217,398,038)						217,398,038

Variable-Rate Securities 62.4% of net assets

New Jersey 56.3%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.05%		07/07/14	2,515,000	2,515,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.05%		07/07/14	7,870,000	7,870,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.05%		07/07/14	3,845,000	3,845,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.05%		07/07/14	3,800,000	3,800,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	7,265,000	7,265,000

Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.01%		07/01/14	19,420,000	19,420,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		07/07/14	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.06%		07/07/14	7,800,000	7,800,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.05%		07/07/14	6,100,000	6,100,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.05%		07/07/14	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.05%		07/07/14	3,895,000	3,895,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.05%		07/07/14	10,445,000	10,445,000

School Facilities Construction Notes Series 2012G		0.64%	07/03/14	02/01/15	2,860,000	2,861,234

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.04%		07/07/14	15,360,000	15,360,000

36 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Composite Program) Series 2003A3 (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	700,000	700,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	4,200,000	4,200,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.04%		07/07/14	3,240,000	3,240,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	2,400,000	2,400,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/14	16,240,000	16,240,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.04%		07/07/14	16,800,000	16,800,000

RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	4,625,000	4,625,000

RB (Robert Wood Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.03%		07/07/14	22,340,000	22,340,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.04%		07/07/14	18,450,000	18,450,000

RB (Virtua Health) Series 2009B (LOC: JPMorgan Chase Bank, NA)		0.03%		07/01/14	800,000	800,000

RB (Virtua Health) Series 2009E (LOC: TD Bank NA)		0.05%		07/07/14	2,000,000	2,000,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.05%		07/07/14	8,320,000	8,320,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.08%		07/07/14	8,610,000	8,610,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.06%		07/07/14	5,200,000	5,200,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.03%		07/07/14	19,000,000	19,000,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.07%		07/07/14	4,200,000	4,200,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	695,000	695,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	15,850,000	15,850,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.06%		07/07/14	4,000,000	4,000,000

Transportation System Bonds Series 2009D (LOC: Wells Fargo Bank, NA)		0.05%		07/07/14	6,000,000	6,000,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.07%		07/07/14	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.05%		07/07/14	8,000,000	8,000,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		07/07/14	3,850,000	3,850,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		07/07/14	8,740,000	8,740,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.05%		07/01/14	2,145,000	2,145,000

GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.07%		07/07/14	7,700,000	7,700,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.03%		07/01/14	2,175,000	2,175,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.07%		07/07/14	6,740,000	6,740,000

Union Cnty Improvement Auth
Lease Refunding RB Series 2013A (LIQ: Deutsche Bank AG)	a	0.11%		07/07/14	11,920,000	11,920,000

See financial notes 37

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1994		0.01%		07/01/14	4,000,000	4,000,000

						360,396,234

Arizona 0.1%
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.07%		07/07/14	835,000	835,000

Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.13%		07/07/14	2,295,000	2,295,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.12%		07/07/14	1,505,000	1,505,000

Florida 1.6%
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.09%		07/07/14	5,000,000	5,000,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.06%		07/07/14	5,100,000	5,100,000

						10,100,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.07%		07/07/14	6,000,000	6,000,000

Illinois 0.5%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.06%		07/07/14	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	940,000	940,000

						2,940,000

Indiana 0.5%
Indiana Finance Auth
RB (Ascension Health) Series 2008E4		0.06%		07/07/14	3,000,000	3,000,000

Kansas 0.1%
Kansas Department of Transportation
Highway Revenue Refunding Index Bonds Series 2012A2		0.29%	07/04/14	09/01/14	800,000	800,274

Louisiana 0.4%
East Baton Rouge Parish
Pollution Control Refunding RB (ExxonMobil) Series 1989		0.02%		07/01/14	2,290,000	2,290,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.06%		07/07/14	1,270,000	1,270,000

Texas 0.9%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.03%		07/01/14	5,755,000	5,755,000

38 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 0.3%
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.06%		07/07/14	2,200,000	2,200,000

Total Variable-Rate Securities
(Cost $399,386,508)						399,386,508

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $616,784,546.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $131,305,000 or 20.5% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 39

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$616,784,546
Cash		22,525,353
Receivables:
Interest		1,063,983
Prepaid expenses	+	337

Total assets		640,374,219

Liabilities

Payables:
Shareholder service fees		1,950
Distributions to shareholders		2,445
Accrued expenses	+	30,844

Total liabilities		35,239

Net Assets

Total assets		640,374,219
Total liabilities	−	35,239

Net assets		$640,338,980

Net Assets by Source
Capital received from investors		640,338,980

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$640,338,980		639,701,912		$1.00

40 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$362,419

Expenses

Investment adviser and administrator fees		1,103,497
Shareholder service fees		1,103,497
Portfolio accounting fees		49,022
Professional fees		14,596
Independent trustees’ fees		13,755
Registration fees		12,501
Transfer agent fees		10,335
Custodian fees		8,075
Shareholder reports		7,909
Interest expense		99
Other expenses	+	6,638

Total expenses		2,329,924
Expense reduction by CSIM and its affiliates	−	1,999,002

Net expenses	−	330,922

Net investment income		31,497

Increase in net assets resulting from operations		$31,497

See financial notes 41

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$31,497	$62,569
Net realized gains	+	—	21,242

Increase in net assets from operations		31,497	83,811

Distributions to Shareholders

Distributions from net investment income		(31,497)	(62,569)
Distributions from net realized gains	+	—	(12,491)

Total distributions		(31,497)	(75,060)

Transactions in Fund Shares*

Shares sold		643,810,680	1,371,245,026
Shares reinvested		28,432	73,190
Shares redeemed	+	(625,281,160)	(1,384,067,834)

Net transactions in fund shares		18,557,952	(12,749,618)

Net Assets

Beginning of period		621,781,028	634,521,895
Total increase or decrease	+	18,557,952	(12,740,867)

End of period		$640,338,980	$621,781,028

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

42 See financial notes

Schwab Pennsylvania Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		—		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		0.04		0.19

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.14	[4]	0.20	[4]	0.28	[4]	0.36	[4]	0.59	[4,5]
Gross operating expenses	0.75	[3]	0.74		0.75		0.74		0.74		0.76
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	487		518		552		485		465		529

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 43

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

29.3%	Fixed-Rate Securities	142,732,613	142,732,613
73.1%	Variable-Rate Securities	355,538,361	355,538,361

102.4%	Total Investments	498,270,974	498,270,974
(2.4%)	Other Assets and Liabilities, Net		(11,658,253)

100.0%	Net Assets		486,612,721

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.3% of net assets

Pennsylvania 24.5%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	3,975,000	4,007,149

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/15	400,000	417,980

RB (Univ of Pittsburgh Medical Center) Series 2011A		3.00%		10/15/14	100,000	100,782

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.45%		12/01/14	5,500,000	5,500,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	7,080,000	7,080,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.13%		07/31/14	4,795,000	4,795,000

Pennsylvania
GO Bonds First Series 2007A		5.00%		11/01/14	125,000	126,976

GO Bonds First Series 2009		5.00%		03/15/15	175,000	180,892

GO Bonds Third Series 2004		5.00%		09/01/14	525,000	529,186

GO Bonds Third Series 2010A		5.00%		07/15/14	2,700,000	2,705,072

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		08/28/14	2,190,000	2,190,000

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.10%		07/03/14	3,300,000	3,300,000

CP Series 2010A (LOC: Bank of America, NA)		0.06%		08/04/14	7,000,000	7,000,000

CP Series 2010A (LOC: Bank of America, NA)		0.06%		08/05/14	8,000,000	8,000,000

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/15	400,000	412,753

Refunding Bonds Series 2002		5.25%		08/15/14	175,000	176,063

Refunding Bonds Series 2009B		0.15%		06/01/15	10,000,000	10,000,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	6,505,000	6,505,000

44 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pittsburgh Water & Sewer Auth
Water & Sewer System First Lien Refunding RB Series 2013A		0.75%		09/01/14	5,060,000	5,064,748

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2010A		4.00%		11/15/14	100,000	101,397

Univ of Pittsburgh
Refunding Bonds Series 2007B		0.08%		08/04/14	4,866,000	4,866,000

PITT Asset Notes Series 2013		2.00%		07/11/14	4,200,000	4,202,091

PITT Asset Notes Series 2014		2.00%		07/22/15	4,200,000	4,283,202

Refunding Bonds Series 2005C		0.08%		07/01/14	20,000,000	20,000,000

Refunding Bonds Series 2007B		0.07%		09/02/14	1,300,000	1,300,000

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	500,000	500,000

Univ Refunding Bonds Series 2009A		3.50%		09/15/14	200,000	201,330

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.50%		07/01/14	1,365,000	1,365,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	6,300,000	6,300,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.35%		07/01/15	8,095,000	8,095,000

						119,305,621

Arizona 0.1%
Arizona Board of Regents
COP (Northern Arizona Univ) Series 2004 (ESCROW)		5.13%		09/01/14	650,000	655,477

Alaska 0.0%
Alaska Housing Finance Corp
State Capital Bonds II Series 2014B		2.00%		06/01/15	100,000	101,556

Colorado 0.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009A		3.75%		07/01/14	100,000	100,000

District of Columbia 0.1%
District of Columbia
Income Tax Secured RB Series 2009D		4.00%		12/01/14	300,000	304,671

Florida 0.3%
Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/14	150,000	151,795

Utility System Refunding RB Series 2006		4.00%		10/01/14	100,000	100,943

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	1,180,000	1,203,155

						1,455,893

Hawaii 0.2%
Hawaii
GO Refunding Bonds 2008DO		5.00%		08/01/14	150,000	150,593

GO Refunding Bonds Series 2009DR		4.00%		06/01/15	190,000	196,510

Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	100,000	100,000

GO Bonds Series 2005C		5.00%		07/01/14	100,000	100,000

See financial notes 45

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2005E		5.25%		07/01/14	360,000	360,000

						907,103

Indiana 0.9%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	700,000	700,666

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.30%		11/18/14	3,500,000	3,500,000

						4,200,666

Kansas 0.1%
Kansas Department of Transportation
Highway Revenue Refunding Index Bonds Series 2012A2		0.29%	07/04/14	09/01/14	300,000	300,089

Massachusetts 0.5%
Lynnfield
GO BAN		1.00%		06/19/15	1,147,037	1,155,328

Uxbridge
GO BAN		1.50%		08/01/14	1,317,000	1,318,428

						2,473,756

Michigan 0.4%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	2,105,000	2,108,111

Minnesota 0.2%
Hermantown ISD No. 700
GO Bonds Series 2014A		3.00%		02/01/15	1,000,000	1,016,147

New York 0.2%
Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	800,000	801,888

North Carolina 0.0%
Mecklenburg Cnty
GO Bonds Series 2005A		4.00%		02/01/15	100,000	102,174

Ohio 0.1%
Ohio
GO Bonds Series 2005A		5.00%		09/01/14	100,000	100,794

Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	525,000	537,403

						638,197

South Carolina 0.1%
South Carolina Public Service Auth
Revenue Obligations Refunding Series 2007B		4.00%		01/01/15	230,000	234,332

Revenue Obligations Series 2008A		5.00%		01/01/15	150,000	153,467

						387,799

Texas 0.8%
Brownsboro ISD
ULT Refunding Bond Series 2011 (GTY: TX Permanent School Fund)		0.28%		08/15/14	110,000	109,962

46 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Crowley ISD
ULT GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		08/01/14	125,000	125,497

Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2010A		5.00%		12/01/14	300,000	305,944

Frisco ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/14	100,000	100,706

Irving ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	101,070

La Porte ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	101,064

Laredo ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		08/01/14	250,000	250,842

ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/14	100,000	100,401

Northside ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	102,947

Pearland ISD
ULT GO Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	102,944

San Antonio
Tax & Revenue COP Series 2011		4.00%		08/01/14	230,000	230,722

Socorro ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		08/15/14	450,000	452,664

Texas
TRAN 2013		2.00%		08/28/14	290,000	290,822

Water Financial Assistance Bonds Series 2012C		2.00%		08/01/14	750,000	751,171

Tomball ISD
ULT Refunding Bonds Series 2010B (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	101,089

White Settlement ISD
ULT Refunding GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.50%		08/15/14	290,000	291,519

Wichita Falls ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		02/01/15	100,000	102,184

Wylie ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.36%		08/15/14	100,000	99,956

Ysleta ISD
ULT Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		08/15/14	100,000	100,208

						3,821,712

Virginia 0.1%
Metropolitan Washington Airports Auth
Airport System RB Series 2009B		3.00%		10/01/14	150,000	151,000

Airport System RB Series 2009C		4.00%		10/01/14	200,000	201,871

						352,871

Washington 0.7%
Auburn SD No. 408
ULT GO Refunding Bonds Series 2013 (GTY: Washington)		3.00%		12/01/14	250,000	252,851

Blaine SD No. 503
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	100,000	101,171

See financial notes 47

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Highline SD
ULT GO Refunding Bonds 2009 (GTY: Washington)		2.00%		12/01/14	100,000	100,734

Tahoma SD No. 409
ULT GO Refunding Bonds Series 2008 (GTY: Washington)		4.00%		12/01/14	250,000	253,910

Washington
COP Series 2009G		4.00%		07/01/14	350,000	350,000

GO Bonds Series 1998C		5.50%		07/01/14	100,000	100,000

GO Bonds Series 2005D (ESCROW)		5.00%		01/01/15	1,000,000	1,023,842

GO Refunding Bonds Series R2007A		5.00%		01/01/15	150,000	153,548

GO Refunding Bonds Series R2005A		5.00%		01/01/15	150,000	153,529

GO Refunding Bonds Series R2007C		5.00%		07/01/14	100,000	100,000

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		4.00%		10/01/14	700,000	706,536

RB (Providence Health & Services) Series 2012A		3.00%		10/01/14	400,000	402,761

						3,698,882

Total Fixed-Rate Securities
(Cost $142,732,613)						142,732,613

Variable-Rate Securities 73.1% of net assets

Pennsylvania 66.3%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.06%		07/07/14	3,400,000	3,400,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	12,000,000	12,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	07/03/14	08/14/14	7,425,000	7,425,000

Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.07%		07/07/14	8,065,000	8,065,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.08%		07/07/14	3,695,000	3,695,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.10%		07/07/14	24,480,000	24,480,000

Chester Cnty IDA
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.06%		07/07/14	1,500,000	1,500,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.07%		07/07/14	2,000,000	2,000,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		07/07/14	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.05%		07/07/14	4,000,000	4,000,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.05%		07/07/14	100,000	100,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.08%		07/07/14	3,500,000	3,500,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.01%		07/01/14	4,200,000	4,200,000

48 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.06%		07/07/14	3,400,000	3,400,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.02%		07/01/14	3,320,000	3,320,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/07/14	4,015,000	4,015,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		07/07/14	11,625,000	11,625,000

Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.06%		07/07/14	4,000,000	4,000,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.12%		07/07/14	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		07/07/14	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.20%		07/07/14	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	3,000,000	3,000,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	3,500,000	3,500,000

GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/14	5,500,000	5,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		07/07/14	11,000,000	11,000,000

Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.05%		07/07/14	2,685,000	2,685,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.07%		07/07/14	11,470,000	11,470,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.07%		07/07/14	5,020,000	5,020,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.07%		07/07/14	10,925,000	10,925,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/14	6,995,000	6,995,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.06%		07/07/14	6,685,000	6,685,000

S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.06%		07/07/14	800,000	800,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		07/07/14	23,900,000	23,900,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		07/07/14	191,361	191,361

S/F Mortgage RB Series 2006-93B (LIQ: JPMorgan Chase Bank, NA)		0.05%		07/01/14	2,300,000	2,300,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		07/07/14	985,000	985,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		07/07/14	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.09%		07/07/14	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.05%		07/07/14	4,010,000	4,010,000

See financial notes 49

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Thomas Jefferson Univ) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.03%		07/07/14	1,210,000	1,210,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		07/07/14	6,905,000	6,905,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.05%		07/07/14	7,375,000	7,375,000

Water & Wastewater RB Series 1997B (LOC: TD Bank NA)		0.05%		07/07/14	11,785,000	11,785,000

Philadelphia IDA
Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.05%		07/07/14	2,000,000	2,000,000

RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.09%		07/07/14	2,400,000	2,400,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.04%		07/07/14	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.06%		07/07/14	19,295,000	19,295,000

Univ of Pittsburgh
Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	500,000	500,000

Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.06%		07/07/14	8,815,000	8,815,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.03%		07/07/14	5,965,000	5,965,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.06%		07/07/14	2,000,000	2,000,000

						322,751,361

Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.10%		07/07/14	1,025,000	1,025,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.11%		07/07/14	1,730,000	1,730,000

						2,755,000

Arkansas 0.4%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.11%		07/07/14	2,140,000	2,140,000

California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.10%		07/07/14	167,000	167,000

Georgia 1.6%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.11%		07/07/14	2,700,000	2,700,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.19%		07/07/14	4,825,000	4,825,000

						7,525,000

50 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.6%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.14%		01/26/15	2,800,000	2,800,000

Indiana 0.7%
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.08%		07/07/14	3,200,000	3,200,000

Texas 0.3%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.11%		07/07/14	1,500,000	1,500,000

Other Investments 2.6%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		07/07/14	4,200,000	4,200,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/07/14	8,500,000	8,500,000

						12,700,000

Total Variable-Rate Securities
(Cost $355,538,361)						355,538,361

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $498,270,974.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $113,586,361 or 23.3% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $2,800,000 or 0.6% of net assets.
Liquidity-enhanced security.

See financial notes 51

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

52 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$498,270,974
Cash		2,006,943
Receivables:
Investments sold		1,000,000
Interest	+	505,152

Total assets		501,783,069

Liabilities

Payables:
Investments bought		15,126,738
Shareholder service fees		1,947
Distributions to shareholders		1,880
Accrued expenses	+	39,783

Total liabilities		15,170,348

Net Assets

Total assets		501,783,069
Total liabilities	−	15,170,348

Net assets		$486,612,721

Net Assets by Source
Capital received from investors		486,612,107
Net realized capital gains		614

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$486,612,721		486,352,324		$1.00

See financial notes 53

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$283,609

Expenses

Investment adviser and administrator fees		873,645
Shareholder service fees		873,645
Portfolio accounting fees		46,091
Professional fees		14,995
Independent trustees’ fees		13,594
Registration fees		13,122
Transfer agent fees		10,333
Custodian fees		7,636
Shareholder reports		6,550
Interest expense		29
Other expenses	+	5,174

Total expenses		1,864,814
Expense reduction by CSIM and its affiliates	−	1,606,153

Net expenses	−	258,661

Net investment income		24,948

Realized Gains (Losses)

Net realized gains on investments		614

Increase in net assets resulting from operations		$25,562

54 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$24,948	$51,723
Net realized gains	+	614	3,640

Increase in net assets from operations		25,562	55,363

Distributions to Shareholders

Distributions from net investment income		(24,948)	(51,723)
Distributions from net realized gains	+	—	(1,459)

Total distributions		(24,948)	(53,182)

Transactions in Fund Shares*

Shares sold		597,464,128	1,342,413,884
Shares reinvested		22,448	50,964
Shares redeemed	+	(628,612,921)	(1,376,687,913)

Net transactions in fund shares		(31,126,345)	(34,223,065)

Net Assets

Beginning of period		517,738,452	551,959,336
Total decrease	+	(31,125,731)	(34,220,884)

End of period		$486,612,721	$517,738,452

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 55

Schwab Massachusetts AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[2]	0.01		0.02		0.04		0.06		0.22

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	[3,4]	0.13	[4]	0.19	[4]	0.27	[4]	0.32	[4]	0.57	[4,5]
Gross operating expenses	0.75	[3]	0.75		0.75		0.74		0.74		0.77
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		0.01		0.18
Net assets, end of period ($ x 1,000,000)	426		430		499		425		485		481

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.54%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

56 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

35.7%	Fixed-Rate Securities	151,971,405	151,971,405
64.2%	Variable-Rate Securities	273,024,511	273,024,511

99.9%	Total Investments	424,995,916	424,995,916
0.1%	Other Assets and Liabilities, Net		632,162

100.0%	Net Assets		425,628,078

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 35.7% of net assets

Massachusetts 31.6%
Bellingham
GO BAN		1.75%		09/05/14	3,602,195	3,612,576

Boston Water & Sewer Commission
CP BAN Series A (LOC: Bank of America, NA)		0.12%		08/25/14	5,000,000	5,000,000

Brockton
GO BAN		1.50%		08/15/14	4,900,000	4,908,470

Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	4,400,000	4,421,634

Fall River
GO BAN		1.00%		02/13/15	5,140,000	5,161,637

Haverhill
BAN		1.25%		12/01/14	2,000,000	2,008,188

BAN		1.00%		03/01/15	2,667,500	2,680,428

Holyoke
GO BAN		1.25%		09/19/14	2,579,649	2,585,005

GO BAN		1.50%		09/19/14	4,149,737	4,161,870

Malden
GO BAN		1.25%		09/26/14	7,785,000	7,805,077

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/14	200,000	203,508

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/14	100,000	101,749

GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/14	400,000	401,610

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/14	595,000	597,384

GO Bonds Consolidated Loan Series 2006D		5.00%		08/01/14	100,000	100,400

GO Bonds Consolidated Loan Series 2007B		4.00%		11/01/14	110,000	111,381

GO Bonds Consolidated Loan Series 2008A		3.00%		08/01/14	200,000	200,460

GO Bonds Consolidated Loan Series 2008A		4.00%		08/01/14	350,000	351,116

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/14	150,000	150,000

See financial notes 57

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Consolidated Loan Series 2010C		5.00%		01/01/15	200,000	204,754

GO Bonds Series 2007B		5.00%		11/01/14	120,000	121,899

GO Refunding Bonds Series 2004A		5.00%		08/01/14	425,000	426,693

GO Refunding Bonds Series 2008A		5.00%		09/01/14	320,000	322,555

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.11%		08/13/14	1,200,000	1,200,000

Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		09/16/14	5,200,000	5,200,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.10%		08/06/14	6,625,000	6,625,000

Sr Sales Tax Bonds Series 2003C		5.25%		07/01/14	100,000	100,000

Sr Sales Tax Bonds Series 2004C		4.50%		07/01/14	100,000	100,000

Sr Sales Tax Bonds Series 2004C		5.25%		07/01/14	100,000	100,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	3,080,000	3,154,406

Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2012L		5.00%		07/01/15	130,000	136,167

Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/14	1,000,000	1,018,322

RB (MIT) Series 2008N		5.00%		07/01/14	1,200,000	1,200,000

RB (MIT) Series M		5.25%		07/01/14	170,000	170,000

RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	150,000	157,116

RB (Partners HealthCare) Series 2010J		5.00%		07/01/15	150,000	157,116

RB (Partners HealthCare) Series 2010J1		3.00%		07/01/14	300,000	300,000

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/14	3,565,000	3,565,000

RB (Partners HealthCare) Series 2010J2		4.00%		07/01/15	270,000	279,969

RB (UMass) Series 2005D		5.00%		10/01/14	320,000	323,818

Revenue Notes (Harvard Univ) Series EE		0.05%		08/05/14	10,500,000	10,500,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/14	1,540,000	1,548,939

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2004A		5.25%		02/01/15	200,000	205,897

State Revolving Fund Bonds Series 15A		5.00%		08/01/14	600,000	602,386

Massachusetts Water Resources Auth
CP Series 1999 (LOC: State Street Bank & Trust Company, NA)		0.10%		10/31/14	6,000,000	6,000,000

General Refunding RB Series 2010B		5.00%		08/01/14	765,000	768,082

Melrose
GO BAN		1.00%		11/14/14	3,950,000	3,962,651

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		08/14/14	2,500,000	2,500,000

New Bedford
GO BAN		1.00%		02/06/15	7,000,000	7,030,715

Revere
GO BAN		0.75%		07/18/14	4,000,000	4,000,835

Rockport
GO BAN 2014		2.00%		08/15/14	3,730,472	3,739,255

Scituate
GO BAN		0.75%		09/26/14	6,000,000	6,009,300

South Hadley
GO BAN		1.00%		12/22/14	2,000,000	2,008,062

Tyngsborough
GO BAN		1.00%		08/15/14	2,500,000	2,502,602

Univ of Massachusetts Building Auth
CP Series 2013B1 (LIQ: US Bank, NA)		0.08%		07/08/14	3,500,000	3,500,000

58 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Sr Series 2009-1		5.00%		05/01/15	405,000	421,055

RB Sr Series 2013-1		2.00%		11/01/14	100,000	100,551

Refunding RB Sr Series 2004-1		5.25%		11/01/14	550,000	559,271

Uxbridge
GO BAN		1.50%		08/01/14	4,000,000	4,004,338

Worcester
GO BAN Series A		2.00%		12/17/14	5,000,000	5,041,135

						134,430,382

Colorado 0.1%
Colorado Springs
Utilities System Sub Lien RB Series 2004B		5.50%		11/15/14	300,000	305,884

Florida 0.2%
Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	1,000,000	1,019,641

Hawaii 0.3%
Hawaii
GO Bonds Series 1996CM		6.50%		12/01/14	1,000,000	1,026,538

GO Bonds Series 2006DI		5.00%		03/01/15	225,000	232,145

						1,258,683

Idaho 0.4%
Idaho Health Facilities Auth
Refunding RB (Trinity Health) Series 2008B		4.75%		12/01/14	1,450,000	1,477,352

Indiana 0.6%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	2,600,000	2,602,786

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,006,542

Ohio 0.0%
Ohio
Mental Health Capital Facilities Bonds Series II-2006A		4.13%		06/01/15	175,000	181,178

South Carolina 0.5%
Charleston Educational Excellence Financing Corp
Installment Purchase RB Series 2004 (ESCROW)		5.00%		12/01/14	1,500,000	1,530,235

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	675,000	692,994

						2,223,229

Texas 1.3%
Austin ISD
ULT Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.25%		08/01/14	580,000	582,460

Houston
Combined Utility System First Lien Refunding RB Series 2011E		5.00%		11/15/14	185,000	188,265

See financial notes 59

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Katy ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	100,000	103,576

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	1,400,000	1,398,343

North East ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/01/15	475,000	488,350

ULT Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		08/01/14	175,000	175,743

Pasadena ISD
ULT Refunding Bonds Series 2012D (GTY: TX Permanent School Fund)		4.00%		02/15/15	1,000,000	1,023,778

San Antonio
Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	325,000	333,962

Refunding Bonds Series 2007		5.00%		08/01/14	255,000	256,030

Refunding Bonds Series 2012		4.00%		02/01/15	150,000	153,249

Willis ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	775,000	798,270

						5,502,026

Washington 0.5%
Blaine SD No. 503
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	450,000	455,269

Mercer Island SD No. 400
ULT GO Refunding Bonds Series 2001 (GTY: Washington)		5.63%		12/01/14	240,000	245,365

Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds Series 2010 (GTY: Washington)		3.00%		12/01/14	150,000	151,718

Washington
GO Bonds Series 2008A		5.00%		07/01/15	825,000	864,551

GO Bonds Series 2010C		5.00%		08/01/14	105,000	105,425

GO Refunding Bonds Series R2006A		5.00%		07/01/15	135,000	141,374

						1,963,702

Total Fixed-Rate Securities
(Cost $151,971,405)						151,971,405

Variable-Rate Securities 64.2% of net assets

Massachusetts 59.1%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.06%		07/07/14	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.08%		07/07/14	9,500,000	9,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.07%		07/07/14	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,900,000	3,900,000

GO Bonds Consolidated Loan Series 2012A		0.44%	07/03/14	09/01/14	6,200,000	6,200,595

GO Bonds Consolidated Loan Series 2012D		0.23%	07/03/14	01/01/15	7,900,000	7,901,215

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		07/07/14	14,600,000	14,600,000

GO Refunding Bonds Series 2011A		0.72%	07/03/14	02/01/15	1,000,000	1,001,471

GO Refunding Bonds Series 2013A		0.25%	07/03/14	02/01/15	6,590,000	6,590,887

60 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.05%		07/07/14	6,600,000	6,600,000

General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		07/07/14	9,160,000	9,160,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		01/26/15	5,815,000	5,815,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.07%		07/07/14	2,550,000	2,550,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.18%		07/07/14	3,010,000	3,010,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.07%		07/07/14	4,900,000	4,900,000

RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.06%		07/07/14	9,200,000	9,200,000

RB (Harvard Univ) Series 2010B2 (LIQ: Bank of America, NA)	a	0.06%		07/07/14	6,250,000	6,250,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		07/07/14	4,485,000	4,485,000

RB (Marine Biological Laboratory) Series 2006 (LOC: PNC Bank NA)		0.05%		07/07/14	7,465,000	7,465,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.08%		07/07/14	7,200,000	7,200,000

RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.05%		07/07/14	5,000,000	5,000,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.06%		07/07/14	3,940,000	3,940,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series F		0.07%		07/07/14	10,000,000	10,000,000

RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.04%		07/01/14	2,800,000	2,800,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.10%		07/07/14	6,665,000	6,665,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.10%		07/07/14	2,040,000	2,040,000

RB (Great Brook Valley Health Center) Series 2006A (LOC: TD Bank NA)		0.06%		07/07/14	3,310,000	3,310,000

RB (MIT) Series 2001J2		0.05%		07/07/14	650,000	650,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.08%		07/07/14	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.06%		07/07/14	2,000,000	2,000,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.03%		07/01/14	3,800,000	3,800,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	2,100,000	2,100,000

RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.02%		07/01/14	6,150,000	6,150,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		07/07/14	7,220,000	7,220,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		07/07/14	8,670,000	8,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		07/07/14	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a	0.07%		07/07/14	4,125,000	4,125,000

Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	3,750,000	3,750,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.06%		07/07/14	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.08%		07/07/14	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.07%		07/07/14	8,905,000	8,905,000

See financial notes 61

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.04%		07/07/14	8,000,000	8,000,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.07%		07/07/14	5,500,000	5,500,000

Refunding RB Sr Series 2011-2	b	0.15%		01/26/15	11,790,000	11,790,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		07/07/14	1,500,000	1,500,000

						251,484,168

District of Columbia 0.6%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.12%		07/07/14	930,000	930,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		07/07/14	1,515,000	1,515,000

						2,445,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.07%		07/07/14	4,000,000	4,000,000

Kansas 0.2%
Kansas Department of Transportation
Highway Revenue Refunding Index Bonds Series 2012A2		0.29%	07/04/14	09/01/14	1,000,000	1,000,343

Minnesota 0.4%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.15%		07/07/14	1,495,000	1,495,000

Oregon 0.5%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	07/03/14	10/01/14	2,000,000	2,000,000

Pennsylvania 1.6%
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.06%		07/07/14	6,855,000	6,855,000

Virginia 0.9%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005A2		0.06%		07/07/14	3,745,000	3,745,000

Total Variable-Rate Securities
(Cost $273,024,511)						273,024,511

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $424,995,916.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $109,275,000 or 25.7% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $17,605,000 or 4.1% of net assets.

62 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited Tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited Tax
USD —	Unified school district

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 63

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value (Note 2a)		$424,995,916
Cash		14,153
Receivables:
Interest		880,997
Prepaid expenses	+	683

Total assets		425,891,749

Liabilities

Payables:
Investments bought		239,965
Shareholder service fees		1,901
Distributions to shareholders		1,665
Accrued expenses	+	20,140

Total liabilities		263,671

Net Assets

Total assets		425,891,749
Total liabilities	−	263,671

Net assets		$425,628,078

Net Assets by Source
Capital received from investors		425,559,513
Net realized capital gains		68,565

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$425,628,078		424,924,437		$1.00

64 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$245,364

Expenses

Investment adviser and administrator fees		770,121
Shareholder service fees		770,121
Portfolio accounting fees		43,900
Professional fees		15,699
Independent trustees’ fees		13,516
Registration fees		12,501
Transfer agent fees		10,336
Custodian fees		5,954
Shareholder reports		5,713
Interest expense		3
Other expenses	+	4,388

Total expenses		1,652,252
Expense reduction by CSIM and its affiliates	−	1,428,858

Net expenses	−	223,394

Net investment income		21,970

Realized Gains (Losses)

Net realized gains on investments		68,565

Increase in net assets resulting from operations		$90,535

See financial notes 65

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$21,970	$43,767
Net realized gains	+	68,565	42,741

Increase in net assets from operations		90,535	86,508

Distributions to Shareholders

Distributions from net investment income		(21,970)	(43,767)
Distributions from net realized gains	+	—	(15,450)

Total distributions		(21,970)	(59,217)

Transactions in Fund Shares*

Shares sold		564,062,108	1,069,441,235
Shares reinvested		19,851	57,890
Shares redeemed	+	(568,474,710)	(1,138,558,538)

Net transactions in fund shares		(4,392,751)	(69,059,413)

Net Assets

Beginning of period		429,952,264	498,984,386
Total decrease	+	(4,324,186)	(69,032,122)

End of period		$425,628,078	$429,952,264

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

66 See financial notes

 Schwab Municipal Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class: Sweep Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the

 67

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

68

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

 69

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	69%	65%	76%	58%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (Citigroup)	20% (Wells Fargo Group)	13% (Royal Bank of Canada Group)	8% (BankAmerica Group)

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

70

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

 71

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

72

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

During the period ended June 30, 2014, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:

	Total	Contractual Expense
	Waived Amount	Limitation Waived Amount

Schwab New York AMT Tax-Free Money Fund	$5,647,988	$689,650
Schwab New Jersey AMT Tax-Free Money Fund	1,999,002	296,238
Schwab Pennsylvania Municipal Money Fund	1,606,153	254,781
Schwab Massachusetts AMT Tax-Free Money Fund	1,428,858	233,026

The remainder of the total waived amounts not related to the contractual expense limitations are discussed below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$5,905,518	$7,372,882	$8,547,565	$4,515,052	$26,341,017
Value Advantage Shares	781,824	929,692	902,999	443,286	3,057,801
Schwab New Jersey AMT Tax-Free Money Fund	2,335,709	2,612,447	3,107,582	1,702,764	9,758,502
Schwab Pennsylvania Municipal Money Fund	1,709,300	2,126,312	2,620,477	1,351,372	7,807,461
Schwab Massachusetts AMT Tax-Free Money Fund	1,698,125	2,020,908	2,239,785	1,195,832	7,154,650

As of December 31, 2013, recoupable waivers expired as follows:

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	4,886,210
Value Advantage Shares	785,362
Schwab New Jersey AMT Tax-Free Money Fund	2,100,964
Schwab Pennsylvania Municipal Money Fund	1,357,923
Schwab Massachusetts AMT Tax-Free Money Fund	1,502,176

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2014, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab New York AMT Tax-Free Money Fund	$—
Schwab New Jersey AMT Tax-Free Money Fund	—
Schwab Pennsylvania Municipal Money Fund	1,290,000
Schwab Massachusetts AMT Tax-Free Money Fund	2,900,000

 73

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected

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and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 77

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

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 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective

80

maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

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Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13603-18
00120320

Semiannual report dated June 30, 2014, enclosed.

Schwab Money Market Fundtm

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Schwab Money Market Fundtm

Semiannual Report
June 30, 2014

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Money Market Fund. This fund is designed to offer stability of capital, liquidity, and income, and is part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low. With moderate improvements in the U.S. economy, the Federal Reserve began reducing some of its stimulative policies, while providing reassurances that low short-term interest rates remained necessary for the time being. Internationally, the European Central Bank further reduced interest rates to support economic growth in the euro zone, with some pockets of economic improvement emerging. Meanwhile, persistent demand and newly implemented regulations that translated into a shrinking supply of taxable money market securities helped to keep yields at extremely low levels.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about the Schwab Money Market Fund, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Money Market Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Money Market Fund 3

Schwab Money Market Fund™

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund selectively invested in securities from countries such as France and Germany and increased its overall exposure to Europe.

As of 6/30/14:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	38.0%
8-30 Days	18.9%
31-60 Days	11.3%
61-90 Days	9.7%
91-180 Days	15.8%
More than 180 Days	6.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	50 Days
Credit Quality Of Holdings[3] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	7.2%
Financial Company	10.0%
Other	1.2%
Certificate Of Deposit	44.4%
Government Agency Debt	2.2%
Treasury Debt	0.7%
Other Instrument	4.2%
Variable Rate Demand Note	0.4%
Other Note	6.9%
Repurchase Agreement
Government Agency	7.4%
Treasury	11.3%
Other	4.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Money Market Fundtm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fundtm
Sweep
Shares

Ticker Symbol	SWMXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.05%

Seven-Day Effective Yield[1]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.46% to the seven-day yield.

Schwab Money Market Fundtm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2014 and held through June 30, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled
“Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Money Market Fundtm
Actual Return	0.22%	$1,000.00	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000.00	$1,023.70	$1.10

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fund™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	—		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01	[3]	0.01		0.01		0.01		0.01		0.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[4,5]	0.25	[4]	0.28	[4]	0.25	[4]	0.33	[4]	0.53	[4,6]
Gross operating expenses	0.73	[5]	0.73		0.73		0.73		0.73		0.77
Net investment income (loss)	0.01	[5]	0.01		0.01		0.01		0.01		0.10
Net assets, end of period ($ x 1,000,000)	14,564		14,969		14,589		14,352		13,409		14,098

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.
6 The ratio of net operating expenses would have been 0.49%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

58.8%	Fixed-Rate Obligations	8,566,877,564	8,566,877,564
18.4%	Variable-Rate Obligations	2,673,270,412	2,673,270,412
22.8%	Repurchase Agreements	3,319,691,447	3,319,691,447

100.0%	Total Investments	14,559,839,423	14,559,839,423
0.0%	Other Assets and Liabilities, Net		4,498,000

100.0%	Net Assets		14,564,337,423

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.8% of net assets

Asset Backed Commercial Paper 6.8%
Alpine Securitization Corp	a,b,c	0.26%		10/06/14	1,000,000	999,299

Bennington Stark Capital Co, LLC	a,b,c	0.32%		09/02/14	43,000,000	42,975,920

CAFCO, LLC	a,b,c	0.23%		08/19/14	14,000,000	13,995,617
	a,b,c	0.24%		08/19/14	15,000,000	14,995,100
	a,b,c	0.23%		09/05/14	102,000,000	101,956,990

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/06/14	42,000,000	41,971,708
	a,b,c	0.26%		11/13/14	4,000,000	3,996,100

Cedar Springs Capital Co	a,b,c	0.25%		09/09/14	10,000,000	9,995,139

Charta, LLC	a,b,c	0.25%		08/04/14	13,000,000	12,996,931
	a,b,c	0.24%		08/12/14	65,000,000	64,981,800

Ciesco, LLC	a,b,c	0.24%		08/12/14	75,000,000	74,979,000
	a,b,c	0.21%		08/14/14	2,000,000	1,999,487
	a,b,c	0.23%		09/05/14	30,000,000	29,987,350

Collateralized Commercial Paper Co, LLC	a,b	0.30%		08/05/14	10,000,000	9,997,083
	a,b	0.30%		08/06/14	40,000,000	39,988,000
	a,b	0.30%		08/18/14	31,000,000	30,987,600
	a,b	0.30%		08/19/14	4,000,000	3,998,367
	a,b	0.25%		10/07/14	18,000,000	17,987,750
	a,b	0.27%		10/28/14	9,000,000	8,991,968

CRC Funding, LLC	a,b,c	0.23%		08/19/14	50,000,000	49,984,347
	a,b,c	0.23%		11/03/14	4,000,000	3,996,806

Crown Point Capital Co, LLC	a,b,c	0.22%		08/04/14	7,000,000	6,998,546

Lexington Parker Capital Co, LLC	a,b,c	0.22%		08/04/14	16,000,000	15,996,676

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

MetLife Short Term Funding, LLC	a,b,c	0.10%		07/09/14	7,500,000	7,499,833
	a,b,c	0.11%		07/14/14	18,000,000	17,999,285
	a,b,c	0.11%		07/15/14	80,900,000	80,896,539

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		07/24/14	11,000,000	10,998,594

Old Line Funding, LLC	a,b,c	0.23%		12/15/14	14,260,000	14,244,785

Ridgefield Funding Co, LLC	a,b,c	0.23%		07/16/14	75,000,000	74,992,813
	a,b,c	0.25%		08/05/14	9,000,000	8,997,813
	a,b,c	0.31%		08/07/14	5,000,000	4,998,407

Sheffield Receivables Corp	a,b,c	0.20%		07/23/14	25,000,000	24,996,944
	a,b,c	0.20%		08/19/14	25,000,000	24,993,194
	a,b,c	0.20%		09/03/14	3,000,000	2,998,933
	a,b,c	0.19%		09/11/14	25,000,000	24,990,500
	a,b,c	0.18%		09/12/14	40,000,000	39,985,400
	a,b,c	0.19%		09/12/14	22,000,000	21,991,524
	a,b,c	0.19%		09/15/14	5,000,000	4,997,995

Thunder Bay Funding, LLC	a,b,c	0.22%		09/22/14	7,000,000	6,996,449
	a,b,c	0.22%		10/06/14	8,000,000	7,995,258
	a,b,c	0.22%		10/21/14	14,100,000	14,090,349

						999,422,199

Financial Company Commercial Paper 7.8%
Barclays US Funding Corp	a	0.21%		08/19/14	9,000,000	8,997,427
	a	0.29%		12/03/14	56,000,000	55,930,078

BPCE SA	c	0.22%		08/07/14	21,000,000	20,995,252
	c	0.22%		08/11/14	55,000,000	54,986,219

Caisse des Depots et Consignations	c	0.20%		12/17/14	42,000,000	41,960,567

General Electric Capital Corp		0.21%		07/15/14	23,000,000	22,998,122
		0.20%		08/08/14	101,000,000	100,978,678

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	31,000,000	30,976,233
	a	0.31%		12/01/14	17,000,000	16,977,602

JP Morgan Securities, LLC		0.40%		08/26/14	80,000,000	79,950,222

Lloyds Bank, PLC		0.19%		10/07/14	100,000,000	99,948,278

Nationwide Building Society		0.20%		07/07/14	1,000,000	999,967
		0.20%		07/11/14	2,000,000	1,999,889
		0.20%		08/12/14	21,000,000	20,995,100
		0.20%		09/15/14	28,000,000	27,988,178
		0.20%		09/18/14	45,000,000	44,980,250
		0.21%		09/25/14	44,000,000	43,977,926

NRW.BANK		0.08%		07/01/14	175,000,000	175,000,000

Oversea-Chinese Banking Corp, Ltd		0.19%		08/20/14	7,000,000	6,998,153
		0.25%		11/07/14	12,500,000	12,488,802

PNC Bank, NA		0.30%		11/06/14	25,000,000	25,000,000
		0.30%		12/12/14	54,000,000	54,000,000

State Street Corp		0.21%		12/08/14	72,000,000	71,932,800

Swedbank AB		0.26%		10/21/14	40,000,000	39,968,267
		0.26%		10/28/14	33,000,000	32,972,184

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo & Co		0.21%		12/11/14	37,000,000	36,964,819

						1,130,965,013

Other Commercial Paper 1.0%
Automatic Data Processing, Inc	c	0.05%		07/01/14	85,000,000	85,000,000

General Electric Co		0.06%		07/07/14	25,000,000	24,999,750

Toyota Motor Credit Corp		0.24%		10/21/14	36,000,000	35,973,120

						145,972,870

Certificate of Deposit 35.6%
Abbey National Treasury Services PLC	a	0.10%		07/01/14	65,000,000	65,000,000
	a	0.10%		07/02/14	5,000,000	5,000,000

Bank of Montreal		0.10%		07/11/14	26,000,000	26,000,000
		0.20%		12/09/14	2,000,000	1,999,911

Bank of the West		0.23%		07/28/14	35,000,000	35,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		07/01/14	19,000,000	19,000,000
		0.25%		08/12/14	25,500,000	25,500,000
		0.25%		08/13/14	17,000,000	17,000,000
		0.25%		12/05/14	42,000,000	42,000,000
		0.25%		12/09/14	37,000,000	37,000,000
		0.25%		12/29/14	105,000,000	105,000,000
		0.30%		03/02/15	87,000,000	87,000,000
		0.30%		03/03/15	56,000,000	56,000,000
		0.30%		03/11/15	1,000,000	1,000,000
		0.30%		03/13/15	1,000,000	1,000,000
		0.29%		04/06/15	3,000,000	3,000,000

Barclays Bank PLC		0.30%		07/22/14	12,000,000	12,000,000
		0.30%		07/23/14	24,000,000	24,000,000
		0.30%		07/24/14	87,000,000	87,000,000
		0.43%		09/23/14	6,000,000	6,000,000
		0.26%		09/26/14	21,000,000	21,000,000
		0.43%		10/01/14	57,000,000	57,000,000

BNP Paribas		0.30%		08/20/14	40,000,000	40,000,000
		0.47%		08/25/14	64,000,000	64,000,000
		0.30%		08/27/14	49,500,000	49,500,000
		0.30%		09/03/14	2,000,000	2,000,000
		0.30%		09/24/14	25,000,000	25,000,000
		0.30%		10/02/14	37,000,000	37,000,000
		0.29%		11/04/14	5,000,000	5,000,000

Canadian Imperial Bank of Commerce		0.06%		07/07/14	157,000,000	157,000,000

Chase Bank USA, NA		0.38%		12/05/14	21,000,000	21,000,000
		0.38%		01/02/15	40,000,000	40,000,000
		0.25%		02/02/15	4,000,000	4,000,000

Citibank, NA		0.23%		08/25/14	29,000,000	29,000,000
		0.23%		09/25/14	90,000,000	90,000,000
		0.23%		11/03/14	53,000,000	53,000,000

Credit Agricole Corporate and Investment Bank		0.25%		07/03/14	29,000,000	29,000,000
		0.25%		07/07/14	40,000,000	40,000,000
		0.25%		09/23/14	76,000,000	76,000,000

Credit Agricole SA		0.24%		07/03/14	34,000,000	34,000,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%		09/11/14	39,000,000	39,000,000

Credit Suisse AG		0.24%		09/05/14	6,000,000	6,000,000
		0.24%		09/12/14	22,000,000	22,000,000
		0.24%		09/15/14	63,000,000	63,000,000
		0.22%		09/18/14	7,000,000	7,000,000
		0.22%		09/26/14	44,000,000	44,000,000
		0.28%		10/06/14	2,000,000	2,000,000
		0.27%		10/07/14	93,000,000	93,000,000
		0.26%		10/30/14	14,000,000	14,000,000

Deutsche Bank AG		0.27%		07/17/14	136,000,000	136,000,000
		0.28%		08/12/14	8,000,000	8,000,000
		0.30%		08/28/14	55,000,000	55,000,000
		0.31%		09/24/14	2,000,000	2,000,000
		0.29%		10/15/14	75,000,000	75,000,000
		0.32%		10/24/14	67,000,000	67,000,000
		0.45%		11/21/14	97,000,000	97,000,000

HSBC Bank USA		0.21%		10/22/14	30,000,000	30,000,000
		0.21%		10/24/14	43,000,000	43,000,000

ING Bank NV		0.30%		09/18/14	75,000,000	75,000,000
		0.33%		10/01/14	51,000,000	51,000,000
		0.46%		10/28/14	80,000,000	80,000,000
		0.31%		11/03/14	35,000,000	35,000,000
		0.32%		11/17/14	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.37%		07/29/14	46,000,000	46,000,000
		0.35%		08/01/14	3,000,000	3,000,000
		0.35%		08/05/14	130,000,000	130,000,000
		0.38%		01/02/15	5,000,000	5,000,000
		0.32%		02/03/15	13,000,000	13,000,000

Lloyds Bank PLC		0.37%		10/28/14	46,000,000	46,000,000
		0.48%		03/17/15	11,000,000	11,000,000
		0.48%		03/18/15	45,000,000	45,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		07/01/14	55,000,000	55,000,000
		0.25%		10/08/14	1,000,000	1,000,000
		0.25%		10/21/14	10,000,000	10,000,000
		0.25%		11/05/14	36,000,000	36,000,000

Mizuho Bank, Ltd		0.25%		07/14/14	50,000,000	50,000,000
		0.21%		08/06/14	29,000,000	29,000,000
		0.25%		10/15/14	7,000,000	7,000,000
		0.25%		10/17/14	55,000,000	55,000,000
		0.25%		10/22/14	86,000,000	86,000,000

Natixis SA		0.11%		07/03/14	14,000,000	14,000,000
		0.22%		08/05/14	41,000,000	41,000,000
		0.22%		08/06/14	11,000,000	11,000,000
		0.22%		09/04/14	36,000,000	36,000,000
		0.24%		09/04/14	40,000,000	40,000,000

Nordea Bank Finland PLC		0.07%		07/01/14	45,000,000	45,000,000

Oversea-Chinese Banking Corp, Ltd		0.24%		07/01/14	76,000,000	76,000,000
		0.25%		10/10/14	50,000,000	50,000,000

Rabobank Nederland		0.25%		07/02/14	75,000,000	75,000,000
		0.23%		01/26/15	126,000,000	126,000,000

Skandinaviska Enskilda Banken AB		0.25%		09/03/14	74,000,000	74,000,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%		12/12/14	3,000,000	3,000,000
		0.24%		12/16/14	70,000,000	70,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	145,000,000	145,000,000

Sumitomo Mitsui Banking Corp		0.21%		07/24/14	32,000,000	32,000,000
		0.21%		07/25/14	39,000,000	39,000,000
		0.21%		08/08/14	17,000,000	17,000,000
		0.25%		08/13/14	27,000,000	27,000,000
		0.25%		09/03/14	31,000,000	31,000,000
		0.25%		09/10/14	27,000,000	27,000,000
		0.25%		09/26/14	9,000,000	9,000,000
		0.25%		10/10/14	18,000,000	18,000,000
		0.25%		10/14/14	1,000,000	1,000,000
		0.30%		10/14/14	31,000,000	31,000,000
		0.25%		11/14/14	23,000,000	23,000,000
		0.25%		12/01/14	14,000,000	14,000,000
		0.37%		02/06/15	80,000,000	80,000,000
		0.30%		03/02/15	29,000,000	29,000,000
		0.30%		03/03/15	9,000,000	9,000,000
		0.30%		03/09/15	47,000,000	47,000,000
		0.30%		03/12/15	4,000,000	4,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		08/15/14	46,000,000	46,000,000
		0.21%		08/29/14	78,000,000	78,000,000
		0.21%		09/12/14	23,000,000	23,000,000
		0.21%		09/16/14	4,000,000	4,000,000
		0.21%		09/25/14	42,000,000	42,000,000
		0.21%		10/06/14	13,000,000	13,000,000

Toronto-Dominion Bank		0.07%		07/01/14	50,000,000	50,000,000
		0.07%		07/02/14	22,000,000	22,000,000
		0.07%		07/07/14	215,000,000	215,000,000
		0.14%		08/06/14	1,000,000	1,000,000
		0.24%		01/22/15	55,000,000	55,000,000
		0.22%		01/23/15	57,000,000	57,000,000

UBS AG		0.18%		09/26/14	74,000,000	74,000,000
		0.23%		10/24/14	42,000,000	42,000,000

Wells Fargo Bank, NA		0.21%		12/03/14	11,000,000	11,000,000

						5,181,999,911

Government Agency Debt 1.4%
Federal Home Loan Bank		0.06%		07/17/14	22,000,000	21,999,413
		0.06%		07/25/14	167,600,000	167,593,855
		0.07%		08/06/14	8,325,000	8,324,459
		0.07%		08/20/14	1,600,000	1,599,844

						199,517,571

Other Instrument 4.1%
Australia & New Zealand Banking Group, Ltd		0.12%		07/03/14	65,000,000	65,000,000
		0.10%		07/07/14	55,000,000	55,000,000

Bank of Montreal		0.08%		07/01/14	235,000,000	235,000,000
		0.06%		07/03/14	100,000,000	100,000,000

Skandinaviska Enskilda Banken AB		0.06%		07/03/14	5,000,000	5,000,000

Swedbank AB		0.07%		07/03/14	145,000,000	145,000,000

						605,000,000

12 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 2.1%
Bank of America, NA		0.26%		07/22/14	47,000,000	47,000,000
		0.26%		07/25/14	53,000,000	53,000,000
		0.26%		08/14/14	4,000,000	4,000,000
		0.26%		08/28/14	37,000,000	37,000,000
		0.26%		09/26/14	2,000,000	2,000,000
		0.26%		10/02/14	24,000,000	24,000,000
		0.26%		10/06/14	90,000,000	90,000,000
		0.25%		10/20/14	30,000,000	30,000,000
		0.24%		12/10/14	17,000,000	17,000,000

						304,000,000

Total Fixed-Rate Obligations
(Cost $8,566,877,564)						8,566,877,564

Variable-Rate Obligations 18.4% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.21%	07/07/14	12/05/14	50,000,000	50,000,000

Financial Company Commercial Paper 2.3%
Commonwealth Bank of Australia		0.22%	07/29/14	11/24/14	115,000,000	115,000,000
		0.22%	07/03/14	11/26/14	32,000,000	32,000,000

Westpac Banking Corp	c	0.25%	07/01/14	01/12/15	95,000,000	95,000,000
	c	0.23%	07/21/14	02/19/15	40,000,000	40,000,000
	c	0.23%	07/14/14	06/12/15	46,000,000	46,000,000

						328,000,000

Other Commercial Paper 0.2%
Toyota Motor Credit Corp	a	0.20%	07/25/14	11/19/14	24,000,000	24,000,000

Certificate of Deposit 8.8%
Abbey National Treasury Services PLC	a	0.30%	07/07/14	08/04/14	75,000,000	75,000,000

Bank of Nova Scotia		0.23%		07/24/14	171,000,000	171,000,000
		0.22%	07/16/14	09/16/14	128,000,000	128,000,000

Commonwealth Bank of Australia		0.23%	07/25/14	02/25/15	30,000,000	30,000,000
		0.23%	07/07/14	03/04/15	20,000,000	20,000,000
		0.24%	07/21/14	06/19/15	18,000,000	18,000,000

Mitsubishi UFJ Trust & Banking Corp		0.21%		07/14/14	17,000,000	17,000,000
		0.21%		07/23/14	69,000,000	69,000,000

Royal Bank of Canada		0.25%	07/17/14	10/17/14	18,000,000	18,000,000
		0.23%	07/07/14	03/04/15	50,000,000	50,000,000

Toronto-Dominion Bank		0.20%	07/29/14	09/02/14	98,000,000	98,000,000
		0.22%	07/17/14	06/17/15	50,000,000	50,000,000

Wells Fargo Bank, NA		0.22%	07/18/14	11/18/14	34,000,000	34,000,000
		0.23%	07/21/14	11/18/14	55,000,000	55,000,000
		0.22%	07/10/14	01/09/15	100,000,000	100,000,000
		0.22%	07/14/14	01/14/15	91,000,000	91,000,000
		0.22%	07/07/14	04/07/15	107,000,000	107,000,000
		0.22%	07/02/14	05/01/15	38,000,000	38,000,000

Westpac Banking Corp		0.22%	07/28/14	03/27/15	40,000,000	40,000,000

See financial notes 13

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.23%	07/07/14	05/05/15	50,000,000	50,000,000
		0.23%	07/11/14	05/11/15	20,000,000	20,000,000

						1,279,000,000

Government Agency Debt 0.9%
Freddie Mac		0.23%	07/10/14	05/10/15	125,000,000	125,000,000

Treasury Debt 0.7%
United States Treasury Department		0.07%	07/01/14	01/31/16	103,000,000	102,980,012

Variable Rate Demand Note 0.4%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.20%		07/07/14	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		07/07/14	1,650,000	1,650,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.09%		07/01/14	6,000,000	6,000,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.25%		07/07/14	12,765,000	12,765,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.25%		07/07/14	20,000,000	20,000,000

						57,965,000

Other Note 4.8%
Bank of America, NA		0.35%	07/07/14	03/05/15	40,000,000	40,000,000

Commonwealth Bank of Australia	c	0.53%	07/28/14	08/27/14	150,000,000	150,000,000

JPMorgan Chase Bank, NA		0.41%	07/21/14	12/22/14	129,000,000	129,000,000
		0.35%	07/22/14	07/22/15	25,000,000	25,000,000

Royal Bank of Canada		0.32%	07/01/14	07/01/15	50,000,000	50,000,000
		0.32%	07/07/14	07/02/15	100,000,000	100,000,000
	c	0.28%	07/07/14	07/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.32%	09/15/14	07/15/15	135,000,000	135,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						706,325,400

Total Variable-Rate Obligations
(Cost $2,673,270,412)						2,673,270,412

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.8% of net assets

Government Agency Repurchase Agreements* 7.4%
Bank of Nova Scotia
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $27,810,000, 2.00% - 3.11%, due 07/20/42 - 06/20/44)		0.10%		07/01/14	27,000,075	27,000,000

14 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Barclays Capital, Inc
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $148,050,001, 2.50% - 4.00%, due 10/20/38 - 10/25/42)		0.05%		07/03/14	141,001,371	141,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $35,020,000, 1.99% - 3.32%, due 10/01/40 - 10/01/43)		0.08%		07/01/14	34,000,076	34,000,000
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $165,830,000, 3.00% - 3.50%, due 11/20/42)		0.11%		07/01/14	161,000,492	161,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $13,520,001, 3.00%, due 01/16/40 - 01/20/43)		0.15%		07/01/14	13,000,054	13,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $92,560,001, 2.25% - 5.50%, due 11/16/33 - 01/16/40)		0.08%		07/02/14	89,001,384	89,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $161,200,001, 2.00% - 7.00%, due 05/20/32 - 06/16/44)		0.08%		07/03/14	155,002,411	155,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $8,320,000, 3.50%, due 04/15/39)		0.10%		07/03/14	8,000,133	8,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $40,800,000, 3.50% - 5.50%, due 05/20/27 - 06/20/44)		0.07%		07/02/14	40,000,544	40,000,000
Issued 06/26/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $142,800,000, 1.84% - 10.00%, due 03/01/15 - 01/01/49)		0.07%		07/03/14	140,001,906	140,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $22,440,001, 3.50% - 6.50%, due 09/15/28 - 06/15/41)		0.08%		07/03/14	22,000,293	22,000,000
Issued 06/30/14, repurchase date 07/07/14 (Collateralized by U.S. Government Agency Securities valued at $40,800,000, 3.50% - 6.00%, due 01/15/26 - 04/20/44)		0.07%		07/07/14	40,000,544	40,000,000

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $40,165,135, 0.72% - 5.13%, due 05/15/16 - 07/01/42)		0.10%		07/01/14	39,000,108	39,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $27,810,001, 4.00% - 5.32%, due 11/20/39 - 12/20/62)		0.10%		07/01/14	27,000,075	27,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $105,060,001, 2.00% - 4.63%, due 05/20/43 - 12/20/62)		0.07%		07/02/14	102,001,388	102,000,000

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $35,822,793, 0.00% - 7.29%, due 04/06/15 - 09/01/43)		0.12%		07/01/14	35,000,117	35,000,000

See financial notes 15

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Morgan Stanley & Co. LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $11,220,000, 2.50% - 3.50%, due 04/01/27 - 08/01/42)		0.12%		07/01/14	11,000,037	11,000,000

						1,084,000,000

Treasury Repurchase Agreements 11.3%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $14,280,099, 1.00%, due 03/31/17)		0.07%		07/01/14	14,000,027	14,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $36,720,040, 0.75%, due 12/31/17)		0.07%		07/03/14	36,000,420	36,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $8,160,025, 0.25% - 1.75%, due 09/30/15 - 10/31/18)		0.09%		07/01/14	8,000,020	8,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $11,925,277, 1.50%, due 02/28/19)		0.05%		07/01/14	11,691,463	11,691,447

Federal Reserve Bank of New York
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $1,576,002,288, 4.38%, due 05/15/40)		0.05%		07/01/14	1,576,002,189	1,576,000,000

						1,645,691,447

Other Repurchase Agreements** 4.1%
BNP Paribas Prime Brokerage, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,102,060)	a	0.24%		07/02/14	42,001,960	42,000,000

BNP Paribas Securities Corp
Issued 05/20/14, repurchase date 07/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,316,664, 6.20% - 6.50%, due 10/15/17 - 06/02/41)		0.25%		07/07/14	25,008,333	25,000,000
Issued 05/22/14, repurchase date 07/24/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 0.39% - 6.00%, due 05/15/22 - 11/25/36)		0.41%		07/07/14	3,001,572	3,000,000

Credit Suisse Securities (USA), LLC
Issued 04/02/14, repurchase date 07/08/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,002,911, 2.77% - 6.23%, due 10/25/34 - 11/15/48)	d	0.65%		07/08/14	40,070,056	40,000,000
Issued 04/11/14, repurchase date 07/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $59,801,751, 5.36% - 6.35%, due 03/25/36 - 06/13/50)	d	0.65%		07/11/14	52,085,439	52,000,000
Issued 04/04/14, repurchase date 07/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,003,397, 5.54% - 5.97%, due 09/15/39 - 05/15/46)	d	0.65%		07/15/14	40,073,667	40,000,000

16 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 04/17/14, repurchase date 08/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,362, 0.08% - 2.74%, due 03/25/30 - 09/25/33)	d	0.65%		08/01/14	1,001,914	1,000,000
Issued 05/01/14, repurchase date 08/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $108,101,622, 0.27% - 0.65%, due 03/25/35 - 05/25/47)	d	0.65%		08/14/14	94,178,208	94,000,000
Issued 05/23/14, repurchase date 09/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,502,837, 0.36% - 6.33%, due 08/15/29 - 07/15/40)	d	0.65%		09/04/14	30,056,333	30,000,000

JP Morgan Securities, LLC
Issued 06/17/14, repurchase date 12/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,227,360, 0.32% - 8.44%, due 07/15/19 - 08/12/49)	d	0.61%		09/29/14	108,190,320	108,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/22/14, repurchase date 08/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $178,250,000, 0.00% - 10.50%, due 01/15/15 - 12/29/99)	d	0.57%		08/04/14	155,181,608	155,000,000

						590,000,000

Total Repurchase Agreements
(Cost $3,319,691,447)						3,319,691,447

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $14,559,839,423.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,552,413,469 or 10.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $522,325,400 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$11,240,147,976
Repurchase agreements, at cost and value	+	3,319,691,447

Total investments, at cost and value (Note 2a)		14,559,839,423
Cash		1,600,547
Receivables:
Interest		5,159,967
Prepaid expenses	+	1,385

Total assets		14,566,601,322

Liabilities

Payables:
Investments bought		1,599,841
Shareholder service fees		230,863
Distributions to shareholders		55,966
Accrued expenses	+	377,229

Total liabilities		2,263,899

Net Assets

Total assets		14,566,601,322
Total liabilities	−	2,263,899

Net assets		$14,564,337,423

Net Assets by Source
Capital received from investors		14,566,394,349
Net realized capital losses		(2,056,926)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,564,337,423		14,564,303,002		$1.00

18 See financial notes

 Schwab Money Market Fund

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$16,622,774

Expenses

Investment adviser and administrator fees		23,248,374
Shareholder service fees		29,477,101
Shareholder reports		368,767
Custodian fees		208,191
Portfolio accounting fees		197,033
Registration fees		88,496
Professional fees		36,171
Independent trustees’ fees		32,936
Transfer agent fees		10,580
Interest expense		1
Other expenses	+	146,737

Total expenses		53,814,387
Expense reduction by CSIM and its affiliates	−	37,928,540

Net expenses	−	15,885,847

Net investment income		736,927

Increase in net assets resulting from operations		$736,927

See financial notes 19

 Schwab Money Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$736,927	$1,457,955
Net realized gains	+	—	227

Increase in net assets from operations		736,927	1,458,182

Distributions to Shareholders

Distributions from net investment income		(736,927)	(1,457,955)

Transactions in Fund Shares*

Shares sold		19,192,916,273	37,228,929,755
Shares reinvested		632,979	1,337,315
Shares redeemed	+	(19,598,136,571)	(36,850,126,173)

Net transactions in fund shares		(404,587,319)	380,140,897

Net Assets

Beginning of period		14,968,924,742	14,588,783,618
Total increase or decrease	+	(404,587,319)	380,141,124

End of period		$14,564,337,423	$14,968,924,742

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

 Schwab Money Market Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 21

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2014, the fund had investments in repurchase agreements with a gross value of $3,319,691,447 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

22

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

 23

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

24

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

 25

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.71%.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended June 30, 2014, the fund waived $37,928,540 in expenses of which $4,071,778 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

Expiration Date
December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

$59,017,389	$57,327,681	$61,651,389	$33,856,762	$211,853,221

As of December 31, 2013, the fund had recoupable waivers expire in the amount of $47,297,540.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards of $2,056,926 available to offset future net capital gains before the expiration date of December 31, 2017.

26

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $227 capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 27

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Money Market Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent

28

total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 29

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

30

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 31

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

32

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 33

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13602-18
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Semiannual report dated June 30, 2014, enclosed.

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June 30, 2014

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding Schwab Cash Reserves. This fund is designed to offer stability of capital, liquidity, and income, and is part of our product line-up that can serve as the foundation for a well-constructed investment portfolio.

For the six-month reporting period ended June 30, 2014, yields on money market securities remained historically low. With moderate improvements in the U.S. economy, the Federal Reserve began reducing some of its stimulative policies, while providing reassurances that low short-term interest rates remained necessary for the time being. Internationally, the European Central Bank further reduced interest rates to support economic growth in the euro zone, with some pockets of economic improvement emerging. Meanwhile, persistent demand and newly implemented regulations that translated into a shrinking supply of taxable money market securities helped to keep yields at extremely low levels.

In related industry matters, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds on July 23, 2014. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while reducing the likelihood of runs on money market funds, and represent a great outcome for retail investors. The majority of our clients seem unlikely to be significantly impacted by these changes, but we will continue to monitor developments as we work toward meeting the SEC’s lengthy implementation timeline, which is two years for the most significant changes in the rules.

For more information about these developments, please visit www.schwabfunds.com for the latest news and most recent updates on SEC Money Fund Reform. In addition, please continue reading this report for more information about Schwab Cash Reserves, or visit our website. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Cash Reserves 3

Schwab Cash Reserves™

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Conditions in the euro zone and broadly across Europe remained stable during the six-month reporting period ended June 30, 2014, while in the U.S., the Fed kept short-term interest rates near zero percent. However, with moderate improvements in the economy, the Fed began to take measured steps to reduce its efforts to hold down long-term interest rates. The Fed also performed daily test operations of its Reverse Repurchase Facility. The facility sells and repurchases securities and has essentially helped establish a floor for short-term interest rates. This program has become an important additional source of taxable money market supply and serves as another tool to help the Fed manage its policies.

Meanwhile, higher selling costs and better economic times contributed to a reduced supply of taxable money market securities. Regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. In addition, the overall improvements in the U.S. economy translated into stronger cash inflows from taxes, decreasing the government’s need to issue U.S. Treasury bills and reducing the availability of these securities.

These combined factors led to a smaller overall supply of money market securities in which the fund typically invests and resulted in historically low yields.

Positioning and Strategies. The fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while closely monitoring developments regarding money market reform. With the euro zone generally stable, and support from the European Central Bank for the region’s banking system continuing, the fund selectively invested in securities from countries such as France and Germany and increased its overall exposure to Europe.

As of 6/30/14:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	36.2%
8-30 Days	21.1%
31-60 Days	9.5%
61-90 Days	9.2%
91-180 Days	19.4%
More than 180 Days	4.6%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	50 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	6.9%
Financial Company	7.9%
Other	2.6%
Certificate Of Deposit	47.3%
Government Agency Debt	2.2%
Treasury Debt	0.7%
Other Instrument	4.2%
Variable Rate Demand Note	0.3%
Other Note	6.9%
Repurchase Agreement
Government Agency	3.5%
Treasury	13.8%
Other	3.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Cash Reservestm

Performance and Fund Facts as of 6/30/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reservestm
Sweep
Shares

Ticker Symbol	SWSXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.06%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.02%

Seven-Day Effective Yield[1]	0.06%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.46% to the seven-day yield.

Schwab Cash Reservestm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled
“Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/14	at 6/30/14	1/1/14–6/30/14

Schwab Cash Reservestm
Actual Return	0.17%	$1,000.00	$1,000.30	$0.84
Hypothetical 5% Return	0.17%	$1,000.00	$1,023.95	$0.85

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves™

Financial Statements

Financial Highlights

	1/1/14–		1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	6/30/14*		12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	—		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00		1.00

Total return (%)	0.03	[3]	0.06		0.06		0.06		0.07		0.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4,5]	0.20	[4]	0.23	[4,6]	0.20	[4]	0.28	[4]	0.47	[4,7]
Gross operating expenses	0.70	[5]	0.70		0.70	[6]	0.71		0.71		0.74
Net investment income (loss)	0.06	[5]	0.06		0.06		0.06		0.07		0.16
Net assets, end of period ($ x 1,000,000)	37,587		39,452		37,498		34,077		32,419		31,720

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.
6 The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
7 The ratio of net operating expenses would have been 0.45%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of June 30, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

60.4%	Fixed-Rate Obligations	22,717,426,882	22,717,426,882
18.5%	Variable-Rate Obligations	6,947,853,591	6,947,853,591
21.1%	Repurchase Agreements	7,909,699,717	7,909,699,717

100.0%	Total Investments	37,574,980,190	37,574,980,190
0.0%	Other Assets and Liabilities, Net		11,956,657

100.0%	Net Assets		37,586,936,847

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.4% of net assets

Asset Backed Commercial Paper 6.6%
Alpine Securitization Corp	a,b,c	0.26%		10/09/14	90,000,000	89,935,000

CAFCO, LLC	a,b,c	0.25%		08/04/14	9,000,000	8,997,875
	a,b,c	0.23%		09/05/14	77,000,000	76,967,532
	a,b,c	0.23%		09/10/14	58,000,000	57,973,691
	a,b,c	0.23%		11/04/14	27,000,000	26,978,265
	a,b,c	0.23%		11/17/14	56,000,000	55,950,269

Cancara Asset Securitisation, LLC	a,b,c	0.26%		07/31/14	4,000,000	3,999,133
	a,b,c	0.19%		09/09/14	5,000,000	4,998,153

Charta, LLC	a,b,c	0.25%		08/04/14	14,000,000	13,996,694
	a,b,c	0.23%		09/26/14	67,000,000	66,962,759
	a,b,c	0.23%		11/19/14	140,000,000	139,873,883

Ciesco, LLC	a,b,c	0.25%		08/05/14	36,000,000	35,991,250
	a,b,c	0.22%		08/14/14	50,000,000	49,986,556
	a,b,c	0.23%		08/18/14	12,000,000	11,996,320
	a,b,c	0.23%		09/05/14	193,000,000	192,918,618

Collateralized Commercial Paper Co, LLC	a,b	0.30%		08/05/14	81,000,000	80,976,375
	a,b	0.30%		08/08/14	61,000,000	60,980,683
	a,b	0.30%		08/19/14	157,000,000	156,935,892
	a,b	0.27%		10/28/14	43,000,000	42,961,623

CRC Funding, LLC	a,b,c	0.25%		08/06/14	133,000,000	132,966,750
	a,b,c	0.24%		08/18/14	50,000,000	49,984,000
	a,b,c	0.23%		09/26/14	100,000,000	99,944,417
	a,b,c	0.23%		11/03/14	146,000,000	145,883,403
	a,b,c	0.23%		12/02/14	2,000,000	1,998,032

Crown Point Capital Co, LLC	a,b,c	0.22%		07/07/14	98,000,000	97,996,407
	a,b,c	0.22%		07/08/14	68,000,000	67,997,091

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Gemini Securitization Corp, LLC	a,b,c	0.12%		07/03/14	25,000,000	24,999,833
	a,b,c	0.34%		10/01/14	40,000,000	39,965,244
	a,b,c	0.33%		10/06/14	2,000,000	1,998,222

Lexington Parker Capital Co, LLC	a,b,c	0.22%		08/04/14	1,000,000	999,792

MetLife Short Term Funding, LLC	a,b,c	0.11%		07/02/14	65,000,000	64,999,801
	a,b,c	0.11%		08/01/14	32,000,000	31,996,969

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		07/17/14	121,188,000	121,177,228
	a,b,c	0.20%		07/24/14	6,000,000	5,999,233

Ridgefield Funding Co, LLC	a,b,c	0.23%		07/21/14	67,000,000	66,991,439
	a,b,c	0.25%		08/04/14	46,000,000	45,989,139
	a,b,c	0.25%		08/05/14	90,000,000	89,978,125
	a,b,c	0.31%		08/07/14	45,000,000	44,985,663

Sheffield Receivables Corp	a,b,c	0.20%		07/16/14	30,000,000	29,997,500
	a,b,c	0.20%		08/25/14	14,000,000	13,995,722
	a,b,c	0.20%		09/03/14	35,000,000	34,987,556
	a,b,c	0.19%		09/11/14	57,000,000	56,978,340
	a,b,c	0.19%		09/12/14	28,000,000	27,989,212
	a,b,c	0.20%		09/16/14	6,000,000	5,997,433

						2,486,177,122

Financial Company Commercial Paper 6.5%
BPCE SA	c	0.22%		08/07/14	29,000,000	28,993,443
	c	0.22%		08/11/14	138,000,000	137,965,423

General Electric Capital Corp		0.21%		07/15/14	62,000,000	61,994,937
		0.20%		08/08/14	100,000,000	99,978,889

ING (U.S.) Funding, LLC	a	0.30%		12/01/14	18,000,000	17,977,050
	a	0.31%		12/01/14	44,000,000	43,942,030

JP Morgan Securities, LLC		0.40%		08/26/14	209,000,000	208,869,955

Lloyds Bank, PLC		0.19%		10/07/14	174,000,000	173,910,003

Nationwide Building Society		0.20%		07/07/14	10,000,000	9,999,667
		0.20%		07/21/14	2,000,000	1,999,778
		0.20%		08/28/14	40,000,000	39,987,111
		0.21%		09/05/14	145,000,000	144,944,175
		0.20%		09/16/14	70,000,000	69,970,056
		0.21%		09/25/14	60,000,000	59,969,900
		0.21%		10/02/14	38,000,000	37,979,385

NRW.BANK		0.08%		07/01/14	350,000,000	350,000,000

Oversea-Chinese Banking Corp, Ltd		0.24%		07/22/14	50,000,000	49,993,000
		0.25%		11/05/14	40,000,000	39,964,722
		0.25%		11/07/14	20,000,000	19,982,083

PNC Bank, NA		0.30%		11/06/14	60,000,000	60,000,000
		0.30%		12/12/14	54,000,000	54,000,000

Skandinaviska Enskilda Banken AB		0.26%		07/10/14	2,000,000	1,999,870
		0.27%		07/14/14	95,000,000	94,990,737
		0.26%		10/03/14	97,000,000	96,934,148

State Street Corp		0.21%		12/08/14	187,000,000	186,825,467

Swedbank AB		0.25%		10/15/14	65,000,000	64,952,153

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		10/20/14	126,000,000	125,902,875

Wells Fargo & Co		0.21%		12/11/14	158,000,000	157,849,768

						2,441,876,625

Other Commercial Paper 2.4%
Automatic Data Processing, Inc	c	0.05%		07/01/14	220,000,000	220,000,000

General Electric Co		0.06%		07/07/14	85,000,000	84,999,150

San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB Series 2003A	a	0.25%		10/10/14	9,700,000	9,700,000

Toyota Motor Credit Corp		0.24%		10/20/14	358,000,000	357,735,080
		0.24%		10/21/14	2,000,000	1,998,507
		0.22%		10/29/14	214,000,000	213,843,066

						888,275,803

Certificate of Deposit 37.0%
Abbey National Treasury Services PLC	a	0.10%		07/01/14	118,000,000	118,000,000
	a	0.10%		07/02/14	60,000,000	60,000,000

Bank of the West		0.23%		07/28/14	180,000,000	180,000,000
		0.23%		08/04/14	11,000,000	11,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.25%		07/01/14	99,000,000	99,000,000
		0.25%		07/22/14	77,000,000	77,000,000
		0.25%		08/13/14	8,000,000	8,000,000
		0.29%		10/08/14	48,000,000	48,000,000
		0.25%		11/24/14	83,000,000	83,000,000
		0.25%		12/05/14	195,000,000	195,000,000
		0.25%		12/29/14	10,000,000	10,000,000
		0.30%		03/02/15	104,000,000	104,000,000
		0.30%		03/03/15	149,000,000	149,000,000
		0.30%		03/11/15	57,000,000	57,000,000
		0.30%		03/13/15	31,000,000	31,000,000

Barclays Bank PLC		0.30%		07/21/14	214,000,000	214,000,000
		0.30%		07/22/14	99,000,000	99,000,000
		0.30%		07/23/14	11,000,000	11,000,000
		0.43%		09/23/14	82,000,000	82,000,000
		0.29%		09/29/14	206,000,000	206,000,000
		0.43%		10/01/14	85,000,000	85,000,000

BNP Paribas		0.30%		08/20/14	35,000,000	35,000,000
		0.47%		08/25/14	167,000,000	167,000,000
		0.30%		08/27/14	121,500,000	121,500,000
		0.30%		09/03/14	183,000,000	183,000,000
		0.30%		09/24/14	25,000,000	25,000,000
		0.30%		10/02/14	3,000,000	3,000,000
		0.29%		11/04/14	40,000,000	40,000,000

Branch Banking & Trust Co		0.13%		08/25/14	282,000,000	282,000,000

Canadian Imperial Bank of Commerce		0.06%		07/07/14	376,000,000	376,000,000

Chase Bank USA, NA		0.38%		12/05/14	149,000,000	149,000,000
		0.35%		01/26/15	33,000,000	33,000,000

Citibank, NA		0.23%		08/25/14	68,000,000	68,000,000
		0.23%		09/25/14	147,000,000	147,000,000
		0.20%		10/02/14	100,000,000	100,000,000

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		10/03/14	251,000,000	251,000,000
		0.23%		11/03/14	234,000,000	234,000,000

Credit Agricole Corporate and Investment Bank		0.25%		07/02/14	26,000,000	26,000,000
		0.25%		07/07/14	143,000,000	143,000,000
		0.25%		09/23/14	133,000,000	133,000,000

Credit Agricole SA		0.24%		07/03/14	262,000,000	262,000,000

Credit Suisse AG		0.24%		09/11/14	88,000,000	88,000,000
		0.24%		09/12/14	46,000,000	46,000,000
		0.24%		09/15/14	85,000,000	85,000,000
		0.22%		09/18/14	79,000,000	79,000,000
		0.22%		09/26/14	7,000,000	7,000,000
		0.28%		10/06/14	77,000,000	77,000,000
		0.27%		10/07/14	211,000,000	211,000,000

Deutsche Bank AG		0.27%		07/17/14	94,000,000	94,000,000
		0.21%		07/28/14	106,000,000	106,000,000
		0.30%		08/28/14	68,000,000	68,000,000
		0.30%		09/03/14	196,000,000	196,000,000
		0.31%		09/24/14	199,000,000	199,000,000
		0.32%		10/24/14	62,000,000	62,000,000
		0.45%		11/21/14	250,000,000	250,000,000

HSBC Bank USA		0.22%		10/21/14	130,000,000	130,000,000
		0.21%		11/19/14	57,000,000	57,000,000

ING Bank NV		0.32%		07/22/14	121,000,000	121,000,000
		0.33%		10/01/14	123,000,000	123,000,000
		0.46%		10/28/14	209,000,000	209,000,000
		0.31%		11/03/14	14,000,000	14,000,000
		0.32%		11/17/14	134,000,000	134,000,000
		0.32%		12/23/14	15,000,000	15,000,000

JPMorgan Chase Bank, NA		0.37%		07/29/14	202,000,000	202,000,000
		0.37%		07/30/14	25,900,000	25,900,416
		0.35%		08/01/14	131,000,000	131,000,000
		0.35%		08/06/14	54,100,000	54,100,000
		0.38%		01/02/15	96,000,000	96,000,000
		0.32%		02/03/15	52,000,000	52,000,000

Lloyds Bank PLC		0.37%		10/28/14	287,000,000	287,000,000
		0.48%		03/12/15	12,000,000	12,000,000
		0.48%		03/17/15	4,000,000	4,000,000
		0.48%		03/18/15	129,000,000	129,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		09/04/14	75,000,000	75,000,000
		0.25%		10/08/14	132,000,000	132,000,000
		0.25%		10/21/14	217,000,000	217,000,000
		0.25%		10/22/14	75,000,000	75,000,000
		0.25%		10/23/14	25,000,000	25,000,000
		0.25%		11/05/14	50,000,000	50,000,000

Mizuho Bank, Ltd		0.25%		07/14/14	12,000,000	12,000,000
		0.21%		08/06/14	229,000,000	229,000,000
		0.25%		08/08/14	45,000,000	45,000,000
		0.20%		09/29/14	19,000,000	19,000,000
		0.25%		10/22/14	150,000,000	150,000,000
		0.25%		10/27/14	231,000,000	231,000,000

Natixis SA		0.11%		07/03/14	80,000,000	80,000,000
		0.22%		08/05/14	110,000,000	110,000,000
		0.22%		08/06/14	81,000,000	81,000,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.22%		09/04/14	105,000,000	105,000,000

Nordea Bank Finland PLC		0.07%		07/01/14	200,000,000	200,000,000
		0.07%		07/02/14	50,000,000	50,000,000

Oversea-Chinese Banking Corp, Ltd		0.25%		10/06/14	75,000,000	75,000,000
		0.25%		10/08/14	54,000,000	54,000,000

Rabobank Nederland		0.25%		07/02/14	584,000,000	584,000,000
		0.23%		01/26/15	128,000,000	128,000,000

Skandinaviska Enskilda Banken AB		0.25%		09/03/14	95,000,000	95,000,000
		0.24%		12/12/14	16,000,000	16,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	135,000,000	135,000,000

Sumitomo Mitsui Banking Corp		0.25%		07/01/14	65,000,000	65,000,000
		0.21%		07/24/14	36,000,000	36,000,000
		0.21%		07/25/14	92,000,000	92,000,000
		0.25%		08/04/14	15,000,000	15,000,000
		0.25%		09/03/14	26,000,000	26,000,000
		0.25%		09/10/14	154,000,000	154,000,000
		0.30%		09/19/14	18,000,000	18,000,000
		0.21%		09/25/14	3,000,000	3,000,000
		0.30%		10/14/14	21,000,000	21,000,000
		0.30%		11/13/14	50,000,000	50,000,000
		0.25%		11/14/14	105,000,000	105,000,000
		0.30%		11/19/14	58,000,000	58,000,000
		0.37%		02/06/15	65,000,000	65,000,000
		0.37%		02/10/15	77,000,000	77,000,000
		0.30%		03/02/15	118,000,000	118,000,000
		0.30%		03/03/15	53,000,000	53,000,000
		0.30%		03/09/15	106,000,000	106,000,000
		0.30%		03/12/15	51,000,000	51,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		07/17/14	105,000,000	105,000,000
		0.21%		08/15/14	35,000,000	35,000,000
		0.21%		08/20/14	71,000,000	71,000,000
		0.21%		09/23/14	136,000,000	136,000,000
		0.21%		10/06/14	130,000,000	130,000,000

Toronto-Dominion Bank		0.07%		07/01/14	307,000,000	307,000,000
		0.07%		07/02/14	135,000,000	135,000,000
		0.07%		07/07/14	273,000,000	273,000,000
		0.22%		01/23/15	313,000,000	313,000,000

UBS AG		0.18%		09/26/14	257,000,000	257,000,000

						13,917,500,416

Government Agency Debt 1.6%
Federal Home Loan Bank		0.07%		07/16/14	64,100,000	64,098,264
		0.06%		07/17/14	65,000,000	64,998,267
		0.07%		07/23/14	37,441,000	37,439,398
		0.06%		07/25/14	260,000,000	259,990,467
		0.07%		07/29/14	87,000,000	86,995,407
		0.07%		08/05/14	3,083,000	3,082,790
		0.07%		08/06/14	24,000,000	23,998,440
		0.06%		08/08/14	50,000,000	49,996,833
		0.06%		08/29/14	30,000,000	29,997,050

						620,596,916

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Instrument 4.2%
Australia & New Zealand Banking Group, Ltd		0.12%		07/03/14	245,000,000	245,000,000
		0.10%		07/07/14	145,000,000	145,000,000

Bank of Montreal		0.08%		07/01/14	700,000,000	700,000,000
		0.06%		07/03/14	98,000,000	98,000,000

Citibank, NA		0.11%		07/02/14	45,000,000	45,000,000

Skandinaviska Enskilda Banken AB		0.06%		07/03/14	75,000,000	75,000,000

Swedbank AB		0.07%		07/03/14	272,000,000	272,000,000

						1,580,000,000

Other Note 2.1%
Bank of America, NA		0.26%		07/22/14	165,000,000	165,000,000
		0.26%		07/25/14	43,000,000	43,000,000
		0.26%		07/30/14	83,000,000	83,000,000
		0.26%		08/14/14	16,000,000	16,000,000
		0.26%		08/15/14	2,000,000	2,000,000
		0.26%		10/02/14	43,000,000	43,000,000
		0.20%		10/06/14	90,000,000	90,000,000
		0.26%		10/06/14	109,000,000	109,000,000
		0.24%		12/08/14	96,000,000	96,000,000
		0.24%		12/10/14	45,000,000	45,000,000
		0.24%		12/15/14	91,000,000	91,000,000

						783,000,000

Total Fixed-Rate Obligations
(Cost $22,717,426,882)						22,717,426,882

Variable-Rate Obligations 18.5% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.21%	07/07/14	12/05/14	100,000,000	100,000,000

Financial Company Commercial Paper 1.3%
Commonwealth Bank of Australia		0.22%	07/03/14	11/26/14	47,000,000	47,000,000
		0.22%	07/07/14	12/05/14	150,000,000	150,000,660
		0.22%	07/09/14	01/09/15	100,000,000	100,000,000

Westpac Banking Corp	c	0.22%	07/23/14	09/23/14	100,000,000	100,000,000
	c	0.23%	07/21/14	02/19/15	30,000,000	30,000,000
	c	0.23%	07/14/14	06/12/15	84,000,000	84,000,000

						511,000,660

Other Commercial Paper 0.3%
Toyota Motor Credit Corp	a	0.20%	07/25/14	11/19/14	100,000,000	100,000,000

Certificate of Deposit 10.2%
Abbey National Treasury Services PLC	a	0.30%	07/07/14	08/04/14	198,000,000	198,000,000

Bank of Nova Scotia		0.22%	07/09/14	09/09/14	171,000,000	171,000,000
		0.22%	07/16/14	09/16/14	347,000,000	347,000,000
		0.22%	07/25/14	11/25/14	100,000,000	100,000,000

Commonwealth Bank of Australia		0.22%	07/23/14	01/23/15	325,000,000	325,000,000
		0.23%	07/07/14	03/04/15	80,000,000	80,000,000

See financial notes 13

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.24%	07/21/14	06/19/15	100,000,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp		0.21%		07/14/14	58,000,000	58,000,000

Rabobank Nederland		0.23%	07/16/14	09/16/14	226,000,000	226,000,000

Royal Bank of Canada		0.25%	07/17/14	10/17/14	82,000,000	82,000,000
		0.23%	07/07/14	03/04/15	175,000,000	175,000,000

Toronto-Dominion Bank		0.20%	07/29/14	09/02/14	218,000,000	218,000,000
		0.22%	07/16/14	06/16/15	26,000,000	26,000,000
		0.22%	07/17/14	06/17/15	230,000,000	230,000,000

Wells Fargo Bank, NA		0.20%	07/07/14	08/05/14	46,000,000	46,000,000
		0.22%	07/18/14	11/18/14	267,000,000	267,000,000
		0.23%	07/21/14	11/18/14	262,000,000	262,000,000
		0.22%	07/10/14	01/09/15	75,000,000	75,000,000
		0.22%	07/14/14	01/14/15	196,000,000	196,000,000
		0.22%	07/07/14	04/07/15	27,000,000	27,000,000
		0.22%	07/02/14	05/01/15	22,000,000	22,000,000
		0.23%	07/21/14	05/20/15	226,000,000	226,000,000

Westpac Banking Corp		0.24%	07/28/14	08/27/14	240,000,000	240,000,000
		0.22%	07/28/14	03/27/15	77,000,000	77,000,000
		0.23%	07/11/14	05/11/15	71,000,000	71,000,000

						3,845,000,000

Government Agency Debt 0.6%
Freddie Mac		0.23%	07/10/14	05/10/15	220,000,000	220,000,000

Treasury Debt 0.7%
United States Treasury Department		0.07%	07/01/14	01/31/16	264,000,000	263,950,371

Variable Rate Demand Note 0.3%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.17%		07/07/14	6,500,000	6,500,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		07/07/14	4,250,000	4,250,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.09%		07/01/14	16,175,000	16,175,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.10%		07/07/14	5,450,000	5,450,000

Smithsonian Institution
Taxable Bonds Series 2013B	a	0.10%		07/07/14	27,500,000	27,500,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		07/07/14	3,000,000	3,000,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.13%		07/07/14	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.13%		07/07/14	21,580,000	21,580,000

						116,455,000

Other Note 4.8%
Bank of America, NA		0.35%	07/07/14	03/05/15	104,000,000	104,000,000

14 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Canadian Imperial Bank of Commerce		0.24%	07/10/14	03/06/15	312,000,000	312,000,000

JPMorgan Chase Bank, NA		0.41%	07/21/14	12/22/14	250,000,000	250,000,000
		0.38%	07/18/14	07/17/15	110,000,000	110,000,000
		0.35%	07/22/14	07/22/15	95,000,000	95,000,000

Royal Bank of Canada		0.32%	07/01/14	07/01/15	125,000,000	125,000,000
		0.32%	07/07/14	07/02/15	243,000,000	243,000,000
	c	0.28%	07/07/14	07/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.32%	09/15/14	07/15/15	100,000,000	100,000,000
		0.37%	09/22/14	07/22/15	275,000,000	275,000,000

Westpac Banking Corp	c	0.53%	07/28/14	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,791,447,560

Total Variable-Rate Obligations
(Cost $6,947,853,591)						6,947,853,591

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.1% of net assets

Government Agency Repurchase Agreements* 3.6%
Bank of Nova Scotia
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $71,880,214, 2.78% - 4.63%, due 02/15/40 - 05/01/44)		0.10%		07/01/14	70,000,194	70,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $89,610,001, 3.50% - 4.50%, due 04/01/42 - 10/01/43)		0.08%		07/01/14	87,000,193	87,000,000
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $429,124,057, 0.00% - 4.00%, due 07/18/14 - 03/20/44)		0.11%		07/01/14	417,001,274	417,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $35,360,000, 2.25% - 6.50%, due 10/16/37 - 03/20/43)		0.15%		07/01/14	34,000,142	34,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $94,640,000, 2.50% - 6.50%, due 05/15/27 - 12/15/43)		0.08%		07/02/14	91,001,416	91,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $28,080,000, 4.00% - 6.00%, due 09/15/36 - 12/15/43)		0.10%		07/03/14	27,000,450	27,000,000

Goldman Sachs & Co
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $40,800,000, 2.50% - 4.50%, due 08/15/27 - 03/15/44)		0.07%		07/02/14	40,000,544	40,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Government Agency Securities valued at $66,300,000, 4.00% - 5.00%, due 08/15/39 - 10/20/43)		0.08%		07/03/14	65,000,867	65,000,000
Issued 06/30/14, repurchase date 07/07/14 (Collateralized by U.S. Government Agency Securities valued at $105,060,000, 1.92% - 10.00%, due 08/01/15 - 11/01/48)		0.07%		07/07/14	103,001,402	103,000,000

See financial notes 15

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $104,030,000, 2.00% - 3.50%, due 05/15/39 - 05/15/43)		0.10%		07/01/14	101,000,281	101,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $72,100,000, 2.08% - 5.31%, due 05/20/41 - 05/20/64)		0.10%		07/01/14	70,000,194	70,000,000
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by U.S. Government Agency Securities valued at $107,120,001, 4.53% - 4.76%, due 04/20/61 - 12/20/62)		0.07%		07/02/14	104,001,416	104,000,000

Mizuho Securities USA, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $95,295,957, 0.00% - 7.00%, due 11/13/14 - 06/01/44)		0.12%		07/01/14	93,000,310	93,000,000

Morgan Stanley & Co. LLC
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Government Agency Securities valued at $27,540,001, 2.33% - 2.89%, due 07/01/42 - 05/01/44)		0.12%		07/01/14	27,000,090	27,000,000

						1,329,000,000

Treasury Repurchase Agreements 13.8%
Barclays Capital, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $35,700,006, 0.75%, due 12/31/17)		0.07%		07/01/14	35,000,068	35,000,000
Issued 06/27/14, repurchase date 07/03/14 (Collateralized by U.S. Treasury Securities valued at $117,300,008, 0.75% - 4.00%, due 10/31/14 - 02/15/21)		0.07%		07/03/14	115,001,342	115,000,000

BNP Paribas Securities Corp
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $22,440,110, 0.13% - 2.13%, due 01/15/19 - 01/15/23)		0.09%		07/01/14	22,000,055	22,000,000

Deutsche Bank Securities, Inc
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $30,293,714, 3.75%, due 11/15/43)		0.05%		07/01/14	29,699,758	29,699,717

Federal Reserve Bank of New York
Issued 06/30/14, repurchase date 07/01/14 (Collateralized by U.S. Treasury Securities valued at $4,978,006,934, 3.63%, due 02/15/21)		0.05%		07/01/14	4,978,006,914	4,978,000,000

						5,179,699,717

Other Repurchase Agreements** 3.7%
BNP Paribas Prime Brokerage, Inc
Issued 06/25/14, repurchase date 07/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,351,324)	a	0.24%		07/02/14	27,001,260	27,000,000

BNP Paribas Securities Corp
Issued 05/20/14, repurchase date 07/23/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $53,027,065, 0.85% - 8.75%, due 07/15/14 - 12/25/46)		0.25%		07/07/14	50,016,667	50,000,000

16 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 05/22/14, repurchase date 07/24/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,008,506, 0.33% - 9.25%, due 10/02/18 - 06/25/37)		0.41%		07/07/14	40,020,956	40,000,000

Credit Suisse Securities (USA), LLC
Issued 04/02/14, repurchase date 07/08/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $174,800,857, 0.22% - 9.16%, due 04/25/18 - 06/20/47)	d	0.65%		07/08/14	152,266,211	152,000,000
Issued 04/11/14, repurchase date 07/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,750,539, 0.35% - 6.00%, due 04/25/35 - 09/10/47)	d	0.65%		07/11/14	85,139,660	85,000,000
Issued 04/04/14, repurchase date 07/15/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $128,800,234, 0.00% - 5.60%, due 04/25/35 - 11/25/47)	d	0.65%		07/15/14	112,206,267	112,000,000
Issued 04/15/14, repurchase date 07/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $118,450,458, 0.26% - 5.37%, due 08/25/34 - 03/25/47)	d	0.65%		07/21/14	103,180,393	103,000,000
Issued 05/01/14, repurchase date 08/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $189,750,432, 0.27% - 7.42%, due 04/25/18 - 03/12/51)	d	0.65%		08/14/14	165,312,813	165,000,000
Issued 05/23/14, repurchase date 09/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,851,482, 6.17% - 6.33%, due 07/15/40 - 02/15/41)	d	0.65%		09/04/14	19,035,678	19,000,000

JP Morgan Securities, LLC
Issued 06/17/14, repurchase date 12/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,610,037, 0.34% - 6.89%, due 07/15/19 - 02/12/51)	d	0.61%		09/29/14	237,417,647	237,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 05/22/14, repurchase date 08/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $472,650,001, 0.00% - 13.00%, due 11/01/14 - 12/29/99)	d	0.57%		08/04/14	411,481,555	411,000,000

						1,401,000,000

Total Repurchase Agreements
(Cost $7,909,699,717)						7,909,699,717

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $37,574,980,190.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,036,456,415 or 8.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,286,447,560 or 3.4% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

See financial notes 17

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

At June 30, 2014, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

18 See financial notes

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2014; unaudited

Assets

Investments, at cost and value		$29,665,280,473
Repurchase agreements, at cost and value	+	7,909,699,717

Total investments, at cost and value (Note 2a)		37,574,980,190
Receivables:
Interest		13,434,464
Prepaid expenses	+	8,051

Total assets		37,588,422,705

Liabilities

Payables:
Shareholder service fees		452,870
Distributions to shareholders		838,809
Accrued expenses	+	194,179

Total liabilities		1,485,858

Net Assets

Total assets		37,588,422,705
Total liabilities	−	1,485,858

Net assets		$37,586,936,847

Net Assets by Source
Capital received from investors		37,588,553,661
Net realized capital losses		(1,616,814)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$37,586,936,847		37,586,874,220		$1.00

See financial notes 19

 Schwab Cash Reserves

Statement of
Operations
For the period January 1, 2014 through June 30, 2014; unaudited

Investment Income

Interest		$43,068,392

Expenses

Investment adviser and administrator fees		55,640,055
Shareholder service fees		76,332,093
Custodian fees		530,991
Portfolio accounting fees		436,664
Shareholder reports		376,663
Registration fees		167,283
Professional fees		71,925
Independent trustees’ fees		64,895
Transfer agent fees		10,972
Interest expense		1
Other expenses	+	373,834

Total expenses		134,005,376
Expense reduction by CSIM and its affiliates	−	102,408,317

Net expenses	−	31,597,059

Net investment income		11,471,333

Increase in net assets resulting from operations		$11,471,333

20 See financial notes

 Schwab Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/14-6/30/14			1/1/13-12/31/13
Net investment income		$11,471,333	$21,629,641
Net realized gains	+	—	548

Increase in net assets from operations		11,471,333	21,630,189

Distributions to Shareholders

Distributions from net investment income		(11,471,333)	(21,629,641)

Transactions in Fund Shares*

Shares sold		38,945,356,489	83,819,133,307
Shares reinvested		10,547,135	21,367,640
Shares redeemed	+	(40,821,258,994)	(81,886,539,959)

Net transactions in fund shares		(1,865,355,370)	1,953,960,988

Net Assets

Beginning of period		39,452,292,217	37,498,330,681
Total increase or decrease	+	(1,865,355,370)	1,953,961,536

End of period		$37,586,936,847	$39,452,292,217

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

 Schwab Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

22

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of June 30, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of June 30, 2014, the fund had investments in repurchase agreements with a gross value of $7,909,699,717 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 23

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

24

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy (e.g., tapering of the Federal Reserve Board’s quantitative easing program) or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

 25

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — and indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

26

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.66%.

In addition, effective January 1, 2014 through December 31, 2014, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended June 30, 2014, the fund waived $102,408,317 in expenses of which $14,736,476 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2014, the balance of recoupable waivers is as follows:

Expiration Date
December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2017	Total

$138,970,477	$137,461,313	$158,103,718	$87,671,841	$522,207,349

As of December 31, 2013, the fund had recoupable waivers expire in the amount of $109,025,081.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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 Schwab Cash Reserves

Financial Notes, unaudited (continued)

7. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards of $1,616,814 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $548 capital losses utilized.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 30, 2014, and June 3, 2014, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 3, 2014. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other

 29

mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

30

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 97 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Sept. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

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 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	97	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

32

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 33

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

34

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32958-09
00120321

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	August 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:	August 12, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	August 12, 2014